UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1.	Reports to Stockholders.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited) For the Period Ended September 30, 2020

Beginning on January 25, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website. You will be notified by mail each time a report is available, and you will be provided with a website link to access the report.

If you already have elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Distributor or the Fund may elect to receive shareholder reports and other communications from the Fund electronically by calling 1-855-890-7725 to make such arrangements. Shareholders who hold accounts through an investment advisor, bank, or broker-dealer should contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Distributor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-890-7725 to make such arrangements. For shareholders who hold accounts through an investment advisor, bank, or broker-dealer, please contact your financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. If your Fund shares are held through a financial intermediary, your election to receive reports in paper will apply to all funds held with that financial intermediary.

Capitalized terms not defined herein have the meanings assigned to them in the Prospectus.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

September 30, 2020

Geographic Breakdown	Percentage of Total Net Assets
North America	55.3%
South America	1.5
Europe	1.1
Middle East	0.7
Asia	0.5
Africa	0.2
Oceania	0.0 [2]
Other[1]	14.2
Securities Sold Short	(6.5)
Other Assets and Liabilities[3]	33.0

Total	100.0%

[1]	Includes Sovereign Debt, Exchange-Traded Funds, Warrants, Short-Term Investment—Money Market Fund, Repurchase Agreements and Purchased Options.
[2]	Represents less than 0.1%.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed Securities	18.3%
Common Stock	16.3
Sovereign Debt	13.5
Corporate Bonds & Notes	7.3
Asset-Backed Securities	6.5
Bank Debt	5.2
Investments in Investee Funds	4.8
Municipals	0.5
U.S. Government Sponsored Agency Securities	0.3
Warrants	0.2
Convertible Bonds	0.1
Exchange-Traded Funds	0.1
Rights	0.0 [2]
Other[1]	0.4
Securities Sold Short	(6.5)
Other Assets and Liabilities[3]	33.0

Total	100.0%

[1]	Includes Purchased Options.
[2]	Represents less than 0.1%.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[1]	Percentage of Total Investments in Securities
AAA/Aaa[2]	1.0%
AA/Aa	0.6
A	0.6
BBB/Baa	10.1
BB/Ba	8.0
B	22.1
CCC/Caa	4.2
CC/Ca	0.8
Not Rated	23.2
Other[3]	29.4

Total Investments in Securities	100.0%

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the Investment Adviser.
[3]	Includes Common Stock, Exchange-Traded Funds, Short-Term Investment—Money Market Fund and Purchased Options.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2020

Industry	Percentage of Total Net Assets
Financial Services	5.6%
Integrated Oils	2.4
Asset Management	2.1
Banking	1.4
Health Care Facilities & Services	1.2
Biotechnology & Pharmaceuticals	1.0
Retail—Discretionary	1.0
Exploration & Production	0.9
Consumer Products	0.8
Software & Services	0.8
Utilities	0.7
Pipeline	0.7
Specialty Finance	0.6
Software	0.6
Retail—Consumer Discretionary	0.6
Industrial Other	0.5
Real Estate	0.4
Oil, Gas & Coal	0.4
Refining & Marketing	0.4
Advertising & Marketing	0.4
Media	0.3
Consumer Services	0.3
Insurance	0.3
Medical Equipment & Devices	0.3
Retail—Consumer Staples	0.3
Consumer Finance	0.3
Machinery Manufacturing	0.3
Automotive	0.2
Gaming, Lodging & Restaurants	0.2
Hardware	0.2
Chemicals	0.2
Aerospace & Defense	0.2
Containers & Packaging	0.2
Manufactured Goods	0.2
Property & Casualty Insurance	0.2
Home Improvement	0.2
Internet Media	0.2
Publishing & Broadcasting	0.2
Travel & Lodging	0.2
Banks	0.2
Semiconductors	0.1
Technology Services	0.1
Telecommunications	0.1
Iron & Steel	0.1
Apparel & Textile Products	0.1
Commercial Services	0.1

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2020

Industry	Percentage of Total Net Assets
Waste & Environmental Services & Equipment	0.1
Cable & Satellite	0.1
Entertainment Resources	0.1
Airlines	0.1
Educational Services	0.1
Pharmaceuticals	0.1
Restaurants	0.1
Wireline Telecommunications Services	0.1
Automobiles Manufacturing	0.1
Oil & Gas Services & Equipment	0.1
Supermarkets	0.1
Machinery	0.0	[1]
Recreation Facilities & Services	0.0	[1]
Transportation & Logistics	0.0	[1]
Electrical Equipment	0.0	[1]
Health Care	0.0	[1]
Construction Materials	0.0	[1]
Consumer Discretionary Services	0.0	[1]
Design, Manufacturing & Distribution	0.0	[1]
Distributors—Consumer Staples	0.0	[1]
Distributors—Discretionary	0.0	[1]
Engineering & Construction Services	0.0	[1]
Forest & Paper Products	0.0	[1]
Home & Office Products	0.0	[1]
Industrial Products	0.0	[1]
Industrial Services	0.0	[1]
Leisure Products	0.0	[1]
Materials	0.0	[1]
Metals & Mining	0.0	[1]
Private Equity	0.0	[1]
Renewable Energy	0.0	[1]
Transportation Equipment	0.0	[1]
Food & Beverage	0.0	[1]
Medical Equipment & Devices Manufacturing	0.0	[1]
Wireless Telecommunications Services	0.0	[1]
Auto Parts Manufacturing	0.0	[1]
Casinos & Gaming	0.0	[1]
Communications Equipment	0.0	[1]
Construction Materials Manufacturing	0.0	[1]
Distributors—Consumer Discretionary	0.0	[1]
Electrical Equipment Manufacturing	0.0	[1]
Entertainment Contents	0.0	[1]
Commercial Finance	0.0	[1]
Other[2]	44.6

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2020

Industry	Percentage of Total Net Assets
Securities Sold Short	(6.5)
Other Assets and Liabilities[3]	33.0

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]

Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, U.S. Treasury Obligations, Exchange-Traded Funds, Warrants, Investments in Investee Funds, Short-Term Investment—Money Market Fund, Repurchase Agreements and Purchased Options.

[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 73.5%
COMMON STOCK — 16.3%
Africa — 0.0%
Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a)	900	$3,033

Total Africa		3,033

Asia — 0.4%
Asset Management — 0.0%
Noah Holdings Ltd., ADR (a)	5,400	140,778

Automotive — 0.0%
NIO, Inc., ADR (a)	38,900	825,458
Niu Technologies, ADR (a)	600	11,520

		836,978

Biotechnology & Pharmaceuticals — 0.0%
Genetron Holdings Ltd., ADR (a)	100	1,194
Sinovac Biotech Ltd. (a)	200	1,294

		2,488

Consumer Products — 0.0%
Viomi Technology Co. Ltd., ADR (a)	400	2,420

Financial Services — 0.2%
Aspirational Consumer Lifestyle Corp. (a),(b)	809,700	8,097,000
D8 Holdings Corp. (a),(b)	403,900	4,067,273
Futu Holdings Ltd., ADR (a)	3,100	88,722

		12,252,995

Gaming, Lodging & Restaurants — 0.0%
GreenTree Hospitality Group Ltd., ADR	100	1,359

Hardware — 0.0%
LG Display Co. Ltd., ADR	600	3,918

Health Care Facilities & Services — 0.0%
Global Cord Blood Corp. (a)	29	103

Machinery — 0.0%
China Yuchai International Ltd.	745	13,410
Hollysys Automation Technologies Ltd.	7,000	77,350

		90,760

Media — 0.0%
iClick Interactive Asia Group Ltd., ADR (a)	400	2,668
Phoenix New Media Ltd., ADR	1,100	1,353

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Sohu.com Ltd., ADR (a)	1,800	$35,748

		39,769

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd., ADR	1,100	2,090

Retail—Discretionary — 0.2%
Alibaba Group Holding Ltd., ADR (a),(b),(c)	27,300	8,025,654

Semiconductors — 0.0%
ASE Technology Holding Co. Ltd., ADR	1,100	4,488
Kulicke & Soffa Industries, Inc.	6,300	141,120
MagnaChip Semiconductor Corp. (a)	6,700	91,790
Silicon Motion Technology Corp., ADR	5,500	207,790

		445,188

Software — 0.0%
DouYu International Holdings Ltd., ADR (a)	400	5,284
NetEase, Inc., ADR	100	45,467

		50,751

Technology Services — 0.0%
WNS Holdings Ltd., ADR (a)	3,800	243,048

Telecommunications — 0.0%
21Vianet Group, Inc., ADR (a)	1,000	23,160
China Telecom Corp. Ltd., ADR	1,500	45,030
GDS Holdings Ltd., ADR (a)	2,500	204,575
VEON Ltd., ADR	2,100	2,646

		275,411

Total Asia		22,413,710

Europe — 0.2%
Asset Management — 0.1%
Bespoke Capital Acquisition Corp., Class A (a),(b)	750,000	7,335,000

Biotechnology & Pharmaceuticals — 0.0%
Affimed NV (a)	3,600	12,204
Amarin Corp. plc, ADR (a)	800	3,368
CRISPR Therapeutics AG (a),(c)	6,100	510,204
GlaxoSmithKline plc, ADR (c)	17,500	658,700
InflaRx NV (a)	2,000	8,520
Merus NV (a)	900	10,800
Prothena Corp. plc (a)	4,400	43,956
resTORbio, Inc. (a)	8,000	0
uniQure NV (a)	1,800	66,294

		1,314,046

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Chemicals — 0.0%
Orion Engineered Carbons SA (a)	7,700	$96,327

Hardware — 0.0%
Telefonaktiebolaget LM Ericsson, ADR	1,700	18,513

Iron & Steel — 0.0%
ArcelorMittal	5,003	66,289

Media — 0.0%
Trivago NV, ADR (a)	4,000	6,200

Oil, Gas & Coal — 0.1%
BP plc (b)	108,300	313,201
BP plc, ADR	7,300	127,458
Eni SpA (a),(b)	45,500	355,631
Equinor ASA (b)	9,600	136,010
Royal Dutch Shell plc, ADR	7,100	178,707
Royal Dutch Shell plc, Class A (b)	30,900	389,623
TechnipFMC plc	40,400	254,924
TOTAL SA (b)	20,000	686,851

		2,442,405

Recreation Facilities & Services — 0.0%
Manchester United plc, Class A	200	2,908

Retail—Discretionary — 0.0%
Hudson Ltd., Class A (a)	2,000	15,200

Software — 0.0%
Micro Focus International plc, ADR	16,400	52,808

Transportation & Logistics — 0.0%
Safe Bulkers, Inc. (a)	2,900	2,987
Tsakos Energy Navigation Ltd.	1,340	10,613

		13,600

Total Europe		11,363,296

Middle East — 0.0%
Aerospace & Defense — 0.0%
Ituran Location and Control Ltd. (a)	300	4,176

Electrical Equipment — 0.0%
Camtek Ltd. (a)	1,600	24,608

Hardware — 0.0%
Ceragon Networks Ltd. (a)	1,700	4,233

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Health Care — 0.0%
InspireMD, Inc. (a)	500	$159

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a)	200	10,428
Tower Semiconductor Ltd. (a)	3,800	69,236

		79,664

Telecommunications — 0.0%
Allot Ltd. (a)	600	5,460

Total Middle East		118,300

North America — 15.7%
Aerospace & Defense — 0.2%
AAR Corp. (a)	2,500	47,000
Aerojet Rocketdyne Holdings, Inc. (a)	2,200	87,758
Astronics Corp. (a)	4,900	37,828
Boeing Co. (a)	4,900	809,774
Ducommun, Inc. (a)	600	19,752
Hexcel Corp. (a)	11,499	385,791
L3Harris Technologies, Inc.	1,100	186,824
Lockheed Martin Corp. (c)	16,300	6,247,464
Northrop Grumman Corp.	2,400	757,176
Raytheon Technologies Corp.	10,874	625,690
Spirit AeroSystems Holdings, Inc., Class A	6,000	113,460

		9,318,517

Apparel & Textile Products — 0.1%
Culp, Inc.	900	11,178
Levi Strauss & Co., Class A	2,200	29,480
NIKE, Inc., Class B	13,600	1,707,344
Ralph Lauren Corp. (a)	4,300	292,271
Tapestry, Inc. (a),(c)	60,200	940,926
Under Armour, Inc., Class A (a)	34,700	389,681
Unifi, Inc. (a)	2,100	26,964
Vince Holding Corp. (a)	306	1,655

		3,399,499

Asset Management — 2.0%
Amplitude Healthcare Acquisition Corp., Class A (a),(b)	300,000	2,973,000
Apex Technology Acquisition Corp., Class A (a),(b),(c)	661,000	7,006,600
Apollo Investment Corp.	6,200	51,274
Ares Capital Corp. (c)	25,500	355,725
Ares Management Corp., Class A (c)	200	8,084
Bain Capital Specialty Finance, Inc.	5,900	60,180
BlackRock Capital Investment Corp.	10,800	26,352

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
BlackRock TCP Capital Corp.	7,500	$73,575
BlackRock, Inc.	100	56,355
Blucora, Inc. (a)	2,600	24,492
BrightSphere Investment Group PLC	1,800	23,220
Brookfield Asset Management, Inc., Class A (b)	674,908	22,312,458
Calamos Asset Management, Inc. (a)	7,100	0
Capital Southwest Corp.	2,000	28,100
Chardan Healthcare Acquisition 2 Corp. (a),(b)	297,500	3,013,675
CHP Merger Corp., Class A (a),(b)	582,000	5,930,580
Churchill Capital Corp. II, Class A (a),(b)	482,800	5,093,540
Conyers Park II Acquisition Corp., Class A (a),(b)	285,233	2,897,967
DFP Healthcare Acquisitions Corp. (a),(b)	825,406	8,642,001
Federated Investors, Inc., Class B	5,500	118,305
Fidus Investment Corp.	3,700	36,445
FinServ Acquisition Corp., Class A (a),(b)	333,334	3,343,340
Garrison Capital, Inc.	1,300	4,966
Gladstone Investment Corp.	5,100	46,410
Great Elm Capital Corp.	210	706
GS Acquisition Hds Corp. (a),(b)	643,200	7,223,136
Haymaker Acquisition Corp. II, Class A (a),(b)	600,000	6,000,000
Hercules Technology Growth Capital, Inc.	500	5,785
Horizon Technology Finance Corp.	2,900	35,612
Juniper Industrial Holdings, Inc. (a),(b)	398,243	4,165,622
LifeSci Acquisition Corp. (a),(b)	34,036	462,890
Main Street Capital Corp.	794	23,478
Manning & Napier, Inc. (a)	1,300	5,551
Medallion Financial Corp. (a)	1,600	4,000
Monroe Capital Corp.	2,900	19,836
New Mountain Finance Corp.	1,500	14,340
Newtek Business Services Corp.	2,400	44,568
Oaktree Specialty Lending Corp.	11,600	56,144
Oppenheimer Holdings, Inc., Class A	700	15,624
Osprey Technology Acquisition Corp., Class A (a),(b)	711,562	7,250,817
Oxford Square Capital Corp.	6,800	16,796
PennantPark Floating Rate Capital Ltd.	4,700	39,668
PennantPark Investment Corp.	8,000	25,520
Portman Ridge Finance Corp.	4,300	5,762
Prospect Capital Corp.	900	4,527
Saratoga Investment Corp.	100	1,679
Sixth Street Specialty Lending, Inc.	10,700	184,147
Solar Capital Ltd.	2,800	44,380
Solar Senior Capital Ltd.	1,100	13,860
South Mountain Merger Corp., Class A (a),(b)	400,000	4,180,000
Subversive Capital Acquisition Corp., Class A (a),(b)	700,000	6,909,000
TCG BDC, Inc.	5,900	52,569
TD Ameritrade Holding Corp.	3,400	133,110

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Thunder Bridge Acquisition II Ltd., Class A (a),(b)	375,000	$3,825,000
Trebia Acquisition Corp. (a),(b)	629,240	6,795,792
TriplePoint Venture Growth BDC Corp.	2,000	22,080
WhiteHorse Finance, Inc.	2,100	20,559
WisdomTree Investments, Inc.	700	2,240

		109,731,442

Automotive — 0.2%
Adient plc (a)	100	1,733
Cooper-Standard Holding, Inc. (a)	3,200	42,272
Delphi Technologies plc (a)	8,500	142,035
Modine Manufacturing Co. (a)	5,800	36,250
Superior Industries International, Inc.	3,300	4,125
Telenav, Inc. (a)	3,900	14,040
Tesla Motors, Inc. (a),(c)	20,525	8,805,430

		9,045,885

Banking — 1.4%
Arrow Financial Corp.	391	9,810
Atlantic Capital Bancshares, Inc. (a)	1,100	12,485
Bancorp, Inc. (a)	6,600	57,024
Bank of America Corp. (b)	53,129	1,279,878
Bank of Hawaii Corp.	500	25,260
Bank of Marin Bancorp	500	14,480
Bank of NT Butterfield & Son Ltd.	3,400	75,752
BankFinancial Corp.	455	3,285
Bridgewater Bancshares, Inc. (a)	600	5,694
Byline Bancorp, Inc. (b),(c)	755,785	8,525,255
Cadence BanCorp	23,140	198,773
Central Pacific Financial Corp.	1,400	18,998
Comerica, Inc.	15,200	581,400
ConnectOne Bancorp, Inc. (b)	423,950	5,964,976
East West Bancorp, Inc.	12,000	392,880
Enterprise Financial Services Corp. (b)	37,829	1,031,597
Farmers National Banc Corp.	900	9,828
Financial Institutions, Inc.	800	12,320
First BanCorp	30,600	159,732
First Community Bankshares, Inc.	600	10,830
First Financial Corp.	300	9,420
First Financial Northwest, Inc.	300	2,736
First Foundation, Inc.	100	1,307
First Horizon National Corp.	14,469	136,443
First of Long Island Corp. (The)	100	1,481
Flushing Financial Corp.	700	7,364
FNB Corp.	45	305
FS Bancorp, Inc.	100	4,100

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Great Southern Bancorp, Inc.	100	$3,622
HBT Financial, Inc.	500	5,610
Heritage Commerce Corp.	3,800	25,289
HomeTrust Bancshares, Inc.	800	10,864
Horizon Bancorp, Inc.	1,000	10,090
Independent Bank Corp.	1,600	20,112
Independent Bank Group, Inc. (b)	338,276	14,945,034
JPMorgan Chase & Co.	5,800	558,366
KeyCorp	100	1,193
Lakeland Bancorp, Inc.	200	1,990
Live Oak Bancshares, Inc.	200	5,066
Macatawa Bank Corp.	1,400	9,142
Mercantile Bank Corp.	700	12,614
MidWestOne Financial Group, Inc.	400	7,148
National Bankshares, Inc.	100	2,533
New York Community Bancorp, Inc.	2,900	23,983
Northrim BanCorp, Inc.	400	10,196
Northwest Bancshares, Inc.	900	8,280
OceanFirst Financial Corp. (b),(c)	1,029,452	14,093,198
PacWest Bancorp	1,000	17,080
PCB Bancorp	300	2,637
PCSB Financial Corp.	1,100	13,277
Peapack Gladstone Financial Corp.	900	13,635
Peoples Bancorp, Inc.	200	3,818
Popular, Inc. (c)	9,790	355,083
Premier Financial Corp.	1,848	28,783
Provident Bancorp, Inc.	700	5,453
Provident Financial Services, Inc.	800	9,760
QCR Holdings, Inc. (b)	281,844	7,725,344
Regions Financial Corp.	87,100	1,004,263
Republic First Bancorp, Inc. (a)	1,100	2,178
Sierra Bancorp	600	10,074
Silvergate Capital Corp., Class A (a)	1,400	20,160
Southern National Bancorp of Virginia, Inc.	1,100	9,548
Spirit of Texas Bancshares, Inc.	700	7,812
Stock Yards Bancorp, Inc.	800	27,232
Synovus Financial Corp. (c)	6,363	134,705
Territorial Bancorp, Inc.	300	6,069
TriState Capital Holdings, Inc. (a)	800	10,592
TrustCo Bank Corp.	2,000	10,440
Umpqua Holdings Corp.	11,600	123,192
Univest Financial Corp. (b)	542,861	7,800,912
US Bancorp	2,700	96,795
Washington Trust Bancorp, Inc.	800	24,528
Waterstone Financial, Inc.	500	7,745
Wells Fargo & Co. (c)	146,200	3,437,162

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Zions BanCorp. (b)	376,061	$10,988,502

		80,204,522

Biotechnology & Pharmaceuticals — 1.0%
9 Meters Biopharma, Inc. (a)	100	82
AbbVie, Inc. (c)	94,660	8,291,269
ACADIA Pharmaceuticals, Inc. (a)	9,900	408,375
Acceleron Pharma, Inc. (a)	300	33,759
Adicet Bio, Inc. (a)	842	10,011
Aduro Biotech, Inc. (a)	5,200	12,636
Adverum Biotechnologies, Inc. (a)	17,000	175,100
Aeglea BioTherapeutics, Inc. (a)	300	2,127
Aerpio Pharmaceuticals, Inc. (a)	1,100	1,650
Agenus, Inc. (a)	22,800	91,200
Agile Therapeutics, Inc. (a)	1,800	5,472
Aimmune Therapeutics, Inc. (a)	3,800	130,910
Akebia Therapeutics, Inc. (a)	4,195	10,529
Albireo Pharma, Inc. (a)	200	6,674
Aldeyra Therapeutics, Inc. (a)	8,400	62,244
Alector, Inc. (a)	9,200	96,922
Alkermes plc (a)	16,500	273,405
Allogene Therapeutics, Inc. (a)	6,500	245,115
Alpine Immune Sciences, Inc. (a)	600	5,274
Altimmune, Inc. (a)	7,200	95,040
AMAG Pharmaceuticals, Inc. (a)	3,700	34,780
Amicus Therapeutics, Inc. (a)	3,600	50,832
Amneal Pharmaceuticals, Inc. (a)	3,900	15,132
Amphastar Pharmaceuticals, Inc. (a)	2,400	45,000
AnaptysBio, Inc. (a)	4,100	60,475
ANI Pharmaceuticals, Inc. (a)	500	14,105
Anika Therapeutics, Inc. (a)	1,900	67,241
Anixa Biosciencies, Inc. (a)	538	1,307
Antares Pharma, Inc. (a)	24,100	65,070
Apellis Pharmaceuticals, Inc. (a),(c)	12,700	383,159
Applied Genetic Technologies Corp. (a)	700	3,402
Aptinyx, Inc. (a)	4,100	13,858
Aravive, Inc. (a)	3,500	16,450
Arcturus Therapeutics Holdings Co. (a)	1,900	81,510
Arcus Biosciences, Inc. (a)	9,100	155,974
Ardelyx, Inc. (a)	8,500	44,625
Arena Pharmaceuticals, Inc. (a)	470	35,151
Arrowhead Pharmaceuticals, Inc. (a)	7,100	305,726
Arvinas Holding Co. LLC (a)	7,400	174,714
Assembly Biosciences, Inc. (a)	400	6,576
Assertio Holdings, Inc. (a)	300	200
Atara Biotherapeutics, Inc. (a)	11,100	143,856

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Athenex, Inc. (a)	7,400	$89,540
Athersys, Inc. (a)	2,800	5,460
aTyr Pharma, Inc. (a)	2,100	6,783
Avid Bioservices, Inc. (a)	43	328
Axovant Gene Therapies Ltd. (a)	438	2,024
BioCryst Pharmaceuticals, Inc. (a)	30,500	104,768
BioDelivery Sciences International, Inc. (a)	17,500	65,275
Biohaven Pharmaceutical Holding Co. Ltd. (a)	3,800	247,038
BioSpecifics Technologies Corp. (a)	100	5,283
Bluebird Bio, Inc. (a)	6,400	345,280
Bristol-Myers Squibb Co. (c)	80,800	4,871,432
Calithera Biosciences, Inc. (a)	6,200	21,390
Cara Therapeutics, Inc. (a)	3,400	43,265
Catabasis Pharmaceuticals, Inc. (a)	100	619
Catalyst Biosciences, Inc. (a)	4,800	20,640
Catalyst Pharmaceuticals, Inc. (a)	18,500	54,945
Celldex Therapeutics, Inc. (a)	8,534	126,559
Celsion Corp. (a)	7,300	5,344
Cerecor, Inc. (a)	6,800	15,470
ChemoCentryx, Inc. (a),(c)	5,200	284,960
Chiasma, Inc. (a)	4,700	20,210
Chimerix, Inc. (a)	12,300	30,627
Clearside Biomedical, Inc. (a)	700	1,078
Concert Pharmaceuticals, Inc. (a)	2,200	21,604
Constellation Pharmaceuticals, Inc. (a)	3,600	72,936
Contra OncoMed Pharmaceuticals, Inc. (a)	700	0
ContraFect Corp. (a)	100	528
CorMedix, Inc. (a)	800	4,824
CTI BioPharma Corp. (a)	5,800	12,470
Cue Biopharma, Inc. (a)	4,900	73,745
Curis, Inc. (a)	1,260	1,474
Cymabay Therapeutics, Inc. (a)	8,100	58,644
Cytokinetics, Inc. (a)	14,000	303,100
CytomX Therapeutics, Inc. (a)	8,700	57,855
Deciphera Pharmaceuticals, Inc. (a)	300	15,390
Denali Therapeutics, Inc. (a)	400	14,332
Dicerna Pharmaceuticals, Inc. (a)	11,100	199,689
Durect Corp. (a)	24,200	41,382
Dynavax Technologies Corp. (a)	13,070	56,462
Editas Medicine, Inc. (a)	9,500	266,570
Eiger BioPharmaceuticals, Inc. (a)	5,200	42,328
Eli Lilly & Co. (c)	21,500	3,182,430
Emergent BioSolutions, Inc. (a)	1,800	185,994
Enanta Pharmaceuticals, Inc. (a)	2,300	105,294
Epizyme, Inc. (a)	2,000	23,860
Exelixis, Inc. (a)	9,800	239,610
Exicure, Inc. (a)	2,600	4,550

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Fate Therapeutics, Inc. (a)	3,500	$139,895
Five Prime Therapeutics, Inc. (a)	7,300	34,310
Flexion Therapeutics, Inc. (a)	900	9,369
Fortress Biotech, Inc. (a)	2,400	9,696
G1 Therapeutics, Inc. (a)	4,700	54,285
Genocea Biosciences, Inc. (a)	600	1,374
Geron Corp. (a)	13,100	22,794
GlycoMimetics, Inc. (a)	7,600	23,332
Gossamer Bio, Inc. (a)	1,100	13,651
Gritstone Oncology, Inc. (a)	100	265
Halozyme Therapeutics, Inc. (a)	17,000	446,760
Harpoon Therapeutics, Inc. (a)	700	11,893
Harrow Health, Inc. (a)	600	3,354
Horizon Therapeutics plc (a)	4,000	310,720
Ideaya Biosciences, Inc. (a)	2,400	30,144
Idera Pharmaceuticals, Inc. (a)	100	214
Immunic, Inc. (a)	1,900	35,283
ImmunoGen, Inc. (a)	36,200	130,320
Immunomedics, Inc. (a)	10,100	858,803
Incyte Corp. (a)	5,500	493,570
Insmed, Inc. (a)	1,000	32,140
Intellia Therapeutics, Inc. (a)	9,200	182,896
Intercept Pharmaceuticals, Inc. (a),(c)	7,200	298,512
Intersect ENT, Inc. (a)	5,300	86,443
Ionis Pharmaceuticals, Inc. (a)	15,800	749,710
Ironwood Pharmaceuticals, Inc. (a)	14,600	131,327
Kadmon Holdings, Inc. (a)	37,000	145,040
Karyopharm Therapeutics, Inc. (a),(c)	16,100	235,060
Kezar Life Sciences, Inc. (a)	4,800	23,232
Kiniksa Pharmaceuticals Ltd., Class A (a)	3,800	58,216
Kura Oncology, Inc. (a)	5,300	162,392
La Jolla Pharmaceutical Co. (a)	5,723	23,064
Larimar Therapeutics, Inc. (a)	133	2,018
Leap Therapeutics, Inc. (a)	9,700	19,206
Ligand Pharmaceuticals, Inc. (a),(c)	2,400	228,768
Lineage Cell Therapeutics, Inc. (a)	5,800	5,432
Liquidia Technologies, Inc. (a)	3,700	18,204
MacroGenics, Inc. (a)	8,800	221,672
Magenta Therapeutics, Inc. (a)	2,300	15,640
MannKind Corp. (a)	2,271	4,270
Marinus Pharmaceuticals, Inc. (a)	1,425	18,311
Matinas BioPharma Holdings, Inc. (a)	16,900	12,945
MEI Pharma, Inc. (a)	3,400	10,608
MeiraGTx Holdings plc (a)	400	5,296
Merck & Co., Inc. (c)	102,100	8,469,195
Mersana Therapeutics, Inc. (a)	4,300	80,066
Minerva Neurosciences, Inc. (a)	7,200	22,896

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Molecular Templates, Inc. (a)	4,628	$50,538
Momenta Pharmaceuticals, Inc. (a),(c)	5,600	293,888
Mustang Bio, Inc. (a)	6,700	21,105
MyoKardia, Inc. (a),(c)	2,700	368,091
NantKwest, Inc. (a)	8,000	55,480
Natural Health Trends Corp.	500	2,820
Navidea Biopharmaceuticals, Inc. (a)	100	270
Neoleukin Therapeutics, Inc. (a)	100	1,200
Neurocrine Biosciences, Inc. (a)	8,200	788,512
NextCure, Inc. (a)	3,300	29,040
Ocular Therapeutix, Inc. (a)	3,800	28,918
Odonate Therapeutics, Inc. (a)	3,100	41,633
Omthera Pharmaceutical, Inc. (a)	700	0
OncoSec Medical, Inc. (a)	90	304
Optinose, Inc. (a)	100	390
Organogenesis Holdings, Inc . (a)	700	2,688
Otonomy, Inc. (a)	2,800	11,340
Ovid therapeutics, Inc. (a)	1,400	8,036
Perrigo Co. plc	7,300	335,143
Pfizer, Inc. (c)	227,900	8,363,930
Precigen, Inc. (a)	5,100	17,850
Protagonist Therapeutics, Inc. (a)	6,500	127,075
Proteostasis Therapeutics, Inc. (a)	1,400	1,540
Provention Bio, Inc. (a)	8,200	105,206
PTC Therapeutics, Inc. (a),(c)	2,100	98,175
Radius Health, Inc. (a)	9,400	106,596
Reata Pharmaceuticals, Inc., Class A (a)	500	48,710
Recro Pharma, Inc. (a)	5,200	10,920
Replimune Group, Inc. (a)	100	2,302
Retrophin, Inc. (a)	5,500	101,530
Rigel Pharmaceuticals, Inc. (a)	16,700	40,080
Rubius Therapeutics, Inc. (a)	200	1,002
Sage Therapeutics, Inc. (a),(c)	8,300	507,296
Sangamo BioSciences, Inc. (a)	30,200	285,390
Satsuma Pharmaceuticals, Inc. (a)	2,300	8,947
Savara, Inc. (a)	1,700	1,853
Selecta Biosciences, Inc. (a)	16,700	41,416
Seres Therapeutics, Inc. (a)	300	8,493
Sesen Bio, Inc. (a)	632	885
Solid Biosciences, Inc. (a)	3,500	7,105
Spectrum Pharmaceuticals, Inc. (a)	19,900	81,192
Strongbridge Biopharma plc (a)	5,600	11,760
Supernus Pharmaceuticals, Inc. (a)	5,900	122,956
Surface Oncology, Inc. (a)	4,200	28,980
Sutro Biopharma, Inc. (a)	400	4,020
Syndax Pharmaceuticals, Inc. (a)	4,600	67,896
Synlogic, Inc. (a)	5,700	11,514

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Syros Pharmaceuticals, Inc. (a)	5,000	$44,200
Tenax Therapeutics, Inc. (a)	400	616
Theravance Biopharma, Inc. (a)	700	10,350
Translate Bio, Inc. (a)	8,200	111,602
Tricida, Inc. (a)	1,600	14,496
United Therapeutics Corp. (a)	3,401	343,501
USANA Health Sciences, Inc. (a)	1,700	125,205
Vanda Pharmaceuticals, Inc. (a)	7,700	74,382
VBI Vaccines, Inc. (a)	1,000	2,860
Vertex Pharmaceuticals, Inc. (a),(c)	13,900	3,782,468
Veru, Inc. (a)	1,300	3,406
vTv Therapeutics, Inc., Class A (a)	8,700	15,399
VYNE Therapeutics, Inc. (a)	500	830
Xenon Pharmaceuticals, Inc. (a)	500	5,535
Y-mAbs Therapeutics, Inc. (a)	600	23,034
ZIOPHARM Oncology, Inc. (a)	5,900	14,868
Zogenix, Inc. (a)	1,900	34,067
Zosano Pharma Corp. (a)	4	6
Zymeworks, Inc. (a)	6,300	293,454

		54,077,211

Chemicals — 0.1%
AdvanSix, Inc. (a)	3,100	39,928
Avient Corp.	6,900	182,574
Axalta Coating Systems Ltd. (a)	25,500	565,335
Cabot Corp.	1,800	64,854
CF Industries Holdings, Inc.	4,800	147,408
Chemours Co.	23,800	497,658
Haynes International, Inc.	200	3,418
Ingevity Corp. (a)	5,200	257,088
Intrepid Potash, Inc. (a)	20	169
Lydall, Inc. (a)	2,100	34,734
Methanex Corp.	800	19,520
Mosaic Co.	11,100	202,797
Rayonier Advanced Materials, Inc. (a)	11,300	36,160
Rogers Corp. (a)	100	9,806
Sherwin-Williams Co.	1,000	696,740
Stepan Co.	1,100	119,900
Valvoline, Inc.	1,600	30,464
Venator Materials plc (a)	6,600	12,738

		2,921,291

Commercial Services — 0.1%
Acacia Research Corp. (a)	1,400	4,858
ADT, Inc.	1,300	10,621
ARC Document Solutions, Inc. (a)	2,500	2,250

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Avalara, Inc. (a)	3,900	$496,626
Barrett Business Services, Inc.	600	31,464
Brink’s Co.	300	12,327
Civeo Corp. (a)	9,100	6,143
Collectors Universe, Inc.	700	34,643
CorVel Corp. (a)	700	59,801
CRA International, Inc.	600	22,482
Cross Country Healthcare, Inc. (a)	100	649
Emerald Holding, Inc. (a)	100	204
Franchise Group, Inc.	600	15,216
Franklin Covey Co. (a)	500	8,870
FTI Consulting, Inc. (a)	3,300	349,701
Grand Canyon Education, Inc. (a)	600	47,964
H&R Block, Inc.	3,300	53,757
Hackett Group, Inc.	2,700	30,186
Healthcare Services Group, Inc.	12,500	269,125
HMS Holdings Corp. (a)	1,000	23,950
Huron Consulting Group, Inc. (a)	2,000	78,660
Insperity, Inc.	2,800	183,372
K12, Inc. (a)	7,700	202,818
Kelly Services, Inc., Class A (a)	900	15,336
Korn/Ferry International	3,200	92,800
Medifast, Inc.	1,600	263,120
Quad/Graphics, Inc.	3,900	11,817
R1 RCM, Inc. (a)	10,500	180,075
ShotSpotter, Inc. (a)	500	15,520
SP Plus Corp. (a)	2,900	52,055
TriNet Group, Inc. (a)	4,900	290,668
TrueBlue, Inc. (a)	600	9,294
Viad Corp. (a)	2,700	56,241

		2,932,613

Construction Materials — 0.0%
Advanced Drainage Systems, Inc.	3,000	187,320
Apogee Enterprises, Inc.	200	4,274
Carlisle Cos., Inc.	500	61,185
Forterra, Inc. (a)	4,600	54,372
MDU Resources Group, Inc.	15,400	346,500
Summit Materials, Inc., Class A (a)	8,381	138,622
US Concrete, Inc. (a)	1,000	29,040

		821,313

Consumer Discretionary Services — 0.0%
Bluegreen Vacations Holding Corp. (a)	400	5,356

Consumer Products — 0.6%
Altria Group, Inc. (c)	22,300	861,672

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
AquaBounty Technologies, Inc. (a)	300	$1,344
Campbell Soup Co.	100	4,837
Central Garden and Pet Co., Class A (a)	1,500	54,210
Church & Dwight Co., Inc.	6,700	627,857
Clorox Co. (The)	6,500	1,366,105
Coca-Cola Co. (c)	54,500	2,690,665
Colgate-Palmolive Co.	4,100	316,315
ConAgra Foods, Inc	15,100	539,221
Constellation Brands, Inc., Class A	12,700	2,406,777
elf Beauty, Inc. (a)	4,000	73,480
Farmer Brothers Co. (a)	1,600	7,072
Flowers Foods, Inc.	15,700	381,981
General Mills, Inc. (c)	54,300	3,349,224
Hershey Co.	500	71,670
Hormel Foods Corp.	22,500	1,100,025
JM Smucker Co.	13,700	1,582,624
Keurig Dr Pepper, Inc.	900	24,840
Kimberly-Clark Corp.	18,500	2,731,710
McCormick & Co., Inc.	5,400	1,048,140
MGP Ingredients, Inc.	200	7,948
Mondelez International, Inc., Class A (c)	10,500	603,225
Nu Skin Enterprises, Inc., Class A	6,700	335,603
PepsiCo, Inc. (c)	43,600	6,042,960
Procter & Gamble Co. (c)	53,000	7,366,470
Turning Point Brands, Inc.	100	2,790
Tyson Foods, Inc., Class A	3,000	178,440

		33,777,205

Consumer Services — 0.0%
2U, Inc. (a)	14,600	494,356
Aaron’s, Inc.	5,800	328,570
American Public Education, Inc. (a)	400	11,276
Carriage Services, Inc.	2,000	44,620
Chegg, Inc. (a)	2,900	207,176
Perdoceo Education Corp (a)	8,900	108,936
Service Corp. International/US	11,400	480,852
WW International, Inc. (a)	9,200	173,604

		1,849,390

Containers & Packaging — 0.0%
Myers Industries, Inc.	1,700	22,491
Sonoco Products Co.	100	5,107

		27,598

Design, Manufacturing & Distribution — 0.0%
Avnet, Inc. (c)	14,100	364,344

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Distributors—Consumer Staples — 0.0%
Chefs’ Warehouse, Inc. (a)	8,100	$117,774
Performance Food Group Co. (a)	3,000	103,860
United Natural Foods, Inc. (a)	4,200	62,454
US Foods Holding Corp. (a)	31,900	708,818

		992,906

Distributors—Discretionary — 0.0%
KAR Auction Services, Inc. (a)	1,500	21,600
ScanSource, Inc. (a)	100	1,983
Veritiv Corp. (a)	1,000	12,660

		36,243

Electrical Equipment — 0.0%
AO Smith Corp. (c)	1,300	68,640
Bel Fuse, Inc., Class B	100	1,068
Brady Corp., Class A	100	4,002
FARO Technologies, Inc. (a)	500	30,490
Keysight Technologies, Inc. (a)	1,800	177,804
LSI Industries, Inc.	2,000	13,500
nVent Electric plc	10,700	189,283
Powell Industries, Inc.	500	12,065
SMART Global Holdings, Inc. (a)	2,600	71,084

		567,936

Engineering & Construction Services — 0.0%
Dycom Industries, Inc. (a)	4,700	248,254
Exponent, Inc.	700	50,421
Fluor Corp. (a)	30,700	270,467
Frontdoor, Inc. (a)	2,250	87,548
Great Lakes Dredge & Dock Corp. (a)	500	4,755
Iteris, Inc. (a)	2,600	10,660
Mistras Group, Inc. (a)	2,800	10,948
MYR Group, Inc. (a)	1,200	44,616
Orion Group Holdings, Inc. (a)	3,100	8,525
Sterling Construction Co., Inc. (a)	3,300	46,728
Tutor Perini Corp. (a)	7,500	83,475
WillScot Mobile Mini Holdings Corp. (a)	12,765	212,920

		1,079,317

Financial Services — 4.9%
Artius Acquisition, Inc. (a),(b),(c)	1,203,660	12,506,027
ARYA Sciences Acquisition Corp. II, Class A (a),(b)	194,958	2,037,311
ARYA Sciences Acquisition Corp. III (a),(b)	436,255	4,676,654
Ascendant Digital Acquisition Corp., Class A (a),(b)	532,000	5,288,080
Bank of New York Mellon Corp. (b)	154,522	5,306,285

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
BGC Partners, Inc., Class A	4,700	$11,280
Boston Private Financial Holdings, Inc.	100	552
BowX Acquisition Corp. (a),(b)	507,213	5,204,005
Capitala Finance Corp.	583	5,486
Capstar Special Purpose Acquisition Corp. (a),(b)	537,300	5,482,341
Cardtronics plc, Class A (a)	200	3,960
Cboe Global Markets, Inc.	5,000	438,700
CC Neuberger Principal Holdings I, Class A (a),(b)	741,000	7,706,400
CC Neuberger Principal Holdings II (a),(b),(c)	1,110,000	11,466,300
CF Finance Acquisition Corp. II (a),(b),(c)	1,199,000	12,001,990
Chimera Investment Corp.	3,900	31,980
Churchill Capital Corp. IV (a),(b),(c)	1,566,850	15,699,837
CM Life Sciences, Inc. (a),(b)	697,400	7,301,778
CME Group, Inc. (c)	14,100	2,359,071
Cohn Robbins Holdings Corp. (a),(b),(c)	1,032,000	10,412,880
Cowen, Inc., Class A	100	1,627
Deerfield Healthcare Technology Acquisitions Corp. (a),(b)	320,000	3,401,600
dMY Technology Group, Inc. II (a),(b)	639,997	6,547,169
E.Merge Technology Acquisition Corp. (a),(b)	640,000	6,438,400
Equity Distribution Acquisition Corp. (a),(b)	784,000	8,075,200
Executive Network Partnering Corp. (a),(b)	380,289	9,602,297
EZCORP, Inc., Class A (a)	1,600	8,048
Falcon Capital Acquisition Corp. (a),(b)	710,000	7,305,900
Foley Trasimene Acquisition Corp., Class A (a),(b)	582,000	6,029,520
Foley Trasimene Acquisition Corp. II (a),(b),(c)	1,114,400	11,366,880
Forum Merger III Corp. (a),(b)	640,000	6,688,000
FS Development Corp., Class A (a),(b)	230,351	2,579,931
GO Acquisition Corp. (a),(b),(c)	1,280,000	12,902,400
Highcape Capital Acquisition Corp. (a),(b)	279,400	2,821,940
Insu Acquisition Corp. II (a),(b)	296,000	3,066,560
Jaws Acquisition Corp., Class A (a),(b)	600,000	6,246,000
Nasdaq, Inc.	2,400	294,504
North Mountain Merger Corp. (a),(b)	514,863	5,251,603
Panacea Acquisition Corp. (a),(b)	52,480	629,760
Pershing Square Tontine Holdings Ltd., Class A (a),(b)	529,000	12,003,010
RedBall Acquisition Corp. (a),(b)	545,100	5,761,707
Reinvent Technology Partners (a),(b)	202,800	2,330,152
SCVX Corp., Class A (a),(b)	428,572	4,285,720
Shift4 Payments, Inc., Class A (a)	200	9,672
Social Capital Hedosophia Holdings Corp. III, Class A (a),(b)	654,600	8,156,316
Star Peak Energy Transition Corp. (a),(b)	534,600	5,479,650
Stellus Capital Investment Corp.	900	7,830
T Rowe Price Group, Inc.	200	25,644
TWC Tech Holdings II Corp. (a),(b)	715,200	7,244,976
Vector Acquisition Corp. (a),(b)	706,900	7,167,966

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
VPC Impact Acquisition Holdings (a),(b)	781,500	$7,815,000
Western Union Co. (The)	200	4,286
Yucaipa Acquisition Corp. (a),(b),(c)	889,778	9,075,736

		276,565,921

Forest & Paper Products — 0.0%
Domtar Corp. (a)	7,200	189,144
Resolute Forest Products, Inc. (a)	5,800	25,984
Verso Corp., Class A	2,200	17,358

		232,486

Gaming, Lodging & Restaurants — 0.2%
Boyd Gaming Corp. (a)	600	18,414
Carnival Corp. (a),(c)	29,500	447,810
Carnival plc, ADR (a)	5,500	71,060
Century Casinos, Inc. (a)	200	1,096
Cracker Barrel Old Country Store, Inc. (a)	1,400	160,524
Del Taco Restaurants, Inc. (a)	7,200	59,040
Denny’s Corp. (a)	10,700	107,000
Domino’s Pizza, Inc.	4,900	2,083,872
Dunkin’ Brands Group, Inc. (c)	14,500	1,187,695
Everi Holdings, Inc. (a)	17,000	140,250
Golden Entertainment, Inc. (a)	300	4,149
J Alexander’s Holdings, Inc. (a)	900	4,680
Jack in the Box, Inc.	1,800	142,758
Lindblad Expeditions Holdings, Inc. (a)	3,900	33,189
McDonald’s Corp.	4,800	1,053,552
Monarch Casino & Resort, Inc. (a)	1,400	62,440
Noodles & Co. (a)	4,900	33,663
Papa John’s International, Inc. (c)	6,700	551,276
Red Rock Resorts, Inc., Class A (a)	600	10,260
Scientific Games Corp., Class A (a)	200	6,982
Wendy’s Co.	49,200	1,096,914
Wingstop, Inc. (c)	5,800	792,570
Yum! Brands, Inc. (c)	20,800	1,899,040

		9,968,234

Hardware — 0.2%
3D Systems Corp. (a)	7,100	34,861
A10 Networks, Inc. (a)	8,000	50,960
Anterix, Inc. (a)	1,600	52,336
Applied Optoelectronics, Inc. (a)	800	9,000
Arlo Technologies, Inc. (a)	300	1,578
AstroNova, Inc. (a)	100	802
CalAmp Corp. (a)	2,400	17,256
Casa Systems, Inc. (a)	6,400	25,792

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Cisco Systems, Inc. (c)	181,400	$7,145,346
Clearfield, Inc. (a)	300	6,051
Comtech Telecommunications Corp.	800	11,200
Daktronics, Inc. (a)	3,600	14,256
Dolby Laboratories, Inc., Class A	5,700	377,796
EMCORE Corp. (a)	800	2,600
Extreme Networks, Inc. (a)	18,900	75,978
FLIR Systems, Inc.	4,600	164,910
Infinera Corp. (a)	400	2,464
InterDigital, Inc.	1,500	85,590
Motorola Solutions, Inc.	1,800	282,258
NetApp, Inc.	1,000	43,840
NETGEAR, Inc. (a)	4,900	151,018
PC-Tel, Inc.	100	566
Pitney Bowes, Inc.	1,100	5,841
PlayAGS, Inc. (a)	6,700	23,718
Pure Storage, Inc., Class A (a)	39,200	603,288
Ribbon Communications, Inc. (a)	2,200	8,514
Sierra Wireless, Inc. (a)	3,000	33,480
Sonim Technologies, Inc. (a)	2,950	2,289
Stratasys Ltd. (a)	12,100	150,887
Turtle Beach Corp. (a)	2,800	50,960
ViaSat, Inc. (a)	8,400	288,876
Viavi Solutions, Inc. (a)	500	5,865
Vishay Precision Group, Inc. (a)	1,100	27,852
Vocera Communications, Inc. (a)	5,800	168,664
VOXX International Corp. (a)	1,700	13,073
Xerox Holdings Corp.	1,700	31,909
ZAGG, Inc. (a)	2,600	7,280

		9,978,954

Health Care — 0.0%
Conformis, Inc. (a)	200	168
Globus Medical, Inc., Class A (a)	900	44,568
iCAD, Inc. (a)	200	1,762
Intuitive Surgical, Inc. (a)	200	141,908
Phibro Animal Health Corp., Class A	300	5,220
Soleno Therapeutics, Inc. (a)	12,400	31,124
Surgalign Holdings, Inc. (a)	5,200	9,412
Varex Imaging Corp. (a)	1,300	16,536
Waters Corp. (a)	300	58,704

		309,402

Health Care Facilities & Services — 0.1%
Amedisys, Inc. (a)	3,400	803,862
Anthem, Inc.	9,800	2,632,182

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Cardinal Health, Inc.	300	$14,085
Cigna Corp.	27	4,574
Community Health Systems, Inc. (a)	22,200	93,684
Covetrus, Inc. (a)	12,900	314,760
Encompass Health Corp.	13,000	844,740
Humana, Inc.	700	289,723
Joint Corp. (The) (a)	800	13,912
Magellan Health, Inc. (a)	1,800	136,404
MEDNAX, Inc. (a)	5,000	81,400
Millendo Therapeutics, Inc. (a)	13	21
Neuronetics, Inc. (a)	1,400	6,804
OPKO Health, Inc. (a)	1	4
Owens & Minor, Inc.	7,700	193,347
Providence Service Corp. (a)	100	9,291
Quest Diagnostics, Inc.	4,700	538,103
RadNet, Inc. (a)	3,900	59,865
Tivity Health, Inc. (a)	10,500	147,210
Triple-S Management Corp., Class B (a)	2,350	41,994
UnitedHealth Group, Inc.	200	62,354
Universal Health Services, Inc., Class B (a)	600	64,212

		6,352,531

Home & Office Products — 0.0%
ACCO Brands Corp.	9,800	56,840
Armstrong Flooring, Inc. (a)	4,700	16,215
Caesarstone Ltd.	200	1,960
Cornerstone Building Brands, Inc. (a)	900	7,182
Flexsteel Industries, Inc.	1,000	24,000
Herman Miller, Inc.	4,400	132,704
Interface, Inc.	400	2,448
iRobot Corp. (a)	4,300	326,370
KB Home	600	23,034
Kimball International, Inc., Class B	2,600	27,404
New Home Co., Inc. (a)	300	1,632
Select Interior Concepts, Inc., Class A (a)	300	2,070
Steelcase, Inc., Class A	7,300	73,803
Tempur Sealy International, Inc. (a)	5,600	499,464

		1,195,126

Industrial Products — (0.0)%
Graco, Inc.	0	0

Industrial Services — 0.0%
Covanta Holding Corp.	2,500	19,375
DXP Enterprises, Inc. (a)	300	4,839
H&E Equipment Services, Inc.	4,200	82,572
Herc Holdings, Inc. (a)	754	29,866

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Resideo Technologies, Inc. (a)	15,400	$169,400
Southwest Airlines Co. (a),(c)	27,600	1,035,000
Titan Machinery, Inc. (a)	2,100	27,783

		1,368,835

Insurance — 0.3%
Allstate Corp.	6,000	564,840
American Financial Group, Inc.	1,500	100,470
AMERISAFE, Inc.	700	40,152
Aon plc, Class A	3,000	618,900
Arch Capital Group Ltd. (a)	1,100	32,175
Assured Guaranty Ltd.	11,400	244,872
Brighthouse Financial, Inc. (a)	1,500	40,365
Chubb Ltd. (b)	106,531	12,370,380
Crawford & Co., Class B	100	644
Employers Holdings, Inc.	1,400	42,350
Globe Life, Inc.	700	55,930
GoHealth, Inc., Class A (a)	100	1,302
Hallmark Financial Services, Inc. (a)	200	524
Hanover Insurance Group, Inc. (c)	2,500	232,950
Hartford Financial Services Group, Inc.	7,100	261,706
Kingstone Cos., Inc.	600	3,534
Lincoln National Corp.	3,200	100,256
Maiden Holdings Ltd. (a)	2,600	3,172
Old Republic International Corp.	30,600	451,044
ProAssurance Corp.	500	7,820
Protective Insurance Corp., Class B	200	2,626
Prudential Financial, Inc.	100	6,352
Selective Insurance Group, Inc.	500	25,745
Selectquote, Inc. (a)	1,000	20,250
Universal Insurance Holdings, Inc.	1,200	16,608
Unum Group (c)	37,700	634,491
Willis Towers Watson plc	600	125,292

		16,004,750

Iron & Steel — 0.0%
Allegheny Technologies, Inc. (a)	26,700	232,824
Carpenter Technology Corp.	1,600	29,056
Northwest Pipe Co. (a)	600	15,876
Ryerson Holding Corp. (a)	600	3,438
SunCoke Energy, Inc.	9,600	32,832
TimkenSteel Corp. (a)	800	2,840

		316,866

Leisure Products — 0.0%
Clarus Corp.	2,009	28,367

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Funko, Inc., Class A (a)	7,800	$45,162
Malibu Boats, Inc., Class A (a)	1,200	59,472
MasterCraft Boat Holdings, Inc. (a)	2,300	40,227
Polaris, Inc.	1,600	150,944
Vista Outdoor, Inc. (a)	6,000	121,080
YETI Holdings, Inc. (a)	1,900	86,108

		531,360

Machinery — 0.0%
Albany International Corp., Class A	400	19,804
Cactus, Inc.	1,300	24,947
Columbus McKinnon Corp.	1,000	33,100
Crane Co.	200	10,026
Graham Corp.	500	6,385
Hillenbrand, Inc.	4,316	122,402
Hyster-Yale Materials Handling, Inc.	200	7,430
Ichor Holdings Ltd. (a)	300	6,471
Manitowoc Co., Inc. (The) (a)	50	420
Rexnord Corp.	400	11,936
Titan International, Inc. (a)	400	1,156
Welbilt, Inc. (a)	8,800	54,208

		298,285

Manufactured Goods — 0.0%
Core Molding Technologies, Inc. (a)	300	2,658
Gibraltar Industries, Inc. (a)	2,500	162,850
Insteel Industries, Inc.	1,100	20,570
LB Foster Co., Class A (a)	500	6,710
Raven Industries, Inc. (a)	200	4,304

		197,092

Materials — 0.0%
AptarGroup, Inc.	200	22,640

Media — 0.3%
Alphabet, Inc., Class A (a)	200	293,120
Altice USA, Inc., Class A (a),(c)	64,700	1,682,200
ANGI Homeservices, Inc., Class A (a)	16,300	180,848
Boingo Wireless, Inc. (a)	7,400	75,443
Cargurus, Inc. (a),(c)	20,400	441,252
Cars.com, Inc. (a)	10,900	88,072
Charter Communications, Inc., Class A (a),(c)	10,240	6,393,242
DISH Network Corp., Class A (a)	300	8,709
Endurance International Group Holdings, Inc. (a)	500	2,870
Entercom Communications Corp., Class A (a)	2,200	3,542
Entravision Communications Corp., Class A	900	1,368
Eventbrite, Inc., Class A (a)	9,400	101,990

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
EverQuote, Inc., Class A (a)	3,400	$131,376
GoDaddy, Inc., Class A (a)	24,300	1,846,071
Grubhub, Inc. (a)	18,900	1,367,037
IMAX Corp. (a)	2,300	27,508
iMedia Brands, Inc. (a)	1,170	6,786
Liberty TripAdvisor Holdings, Inc., Class A (a)	10,700	18,511
Lions Gate Entertainment Corp., Class A (a)	15,900	150,732
Magnite, Inc. (a)	5,700	39,586
Marchex, Inc., Class B (a)	2,400	5,088
Marin Software, Inc. (a)	442	588
MDC Partners, Inc., Class A (a)	200	322
National CineMedia, Inc.	5,100	13,847
New York Times Co. (The), Class A	10,200	436,458
Points International Ltd. (a)	800	7,744
QuinStreet, Inc. (a)	700	11,088
Shutterstock, Inc.	400	20,816
Sirius XM Holdings, Inc.	2,300	12,328
Stamps.com, Inc. (a),(c)	2,600	626,470
TechTarget, Inc. (a)	100	4,396
Townsquare Media, Inc., Class A (a)	100	466
Travelzoo, Inc. (a)	100	643
TripAdvisor, Inc. (c)	20,800	407,472
TrueCar, Inc. (a)	19,800	99,000
VeriSign, Inc. (a)	1,500	307,275
World Wrestling Entertainment, Inc., Class A	9,400	380,418
Yelp, Inc. (a),(c)	16,000	321,440
Zillow Group, Inc. (a)	400	40,616

		15,556,738

Medical Equipment & Devices — 0.3%
Accuray, Inc. (a)	8,000	19,200
Alphatec Holdings, Inc. (a)	4,200	27,888
AngioDynamics, Inc. (a)	3,600	43,416
Axogen, Inc. (a)	1,300	15,119
Baxter International, Inc. (c)	43,900	3,530,438
CareDx, Inc. (a)	7,000	265,580
Cutera, Inc. (a)	2,500	47,425
CytoSorbents Corp. (a)	5,900	47,053
Danaher Corp.	9,100	1,959,503
Ekso Bionics Holdings, Inc. (a)	27	128
Fluidigm Corp. (a)	4,600	34,178
FONAR Corp. (a)	300	6,264
GenMark Diagnostics, Inc. (a)	13,600	193,120
Haemonetics Corp. (a)	8,000	698,000
Harvard Bioscience, Inc. (a)	3,200	9,632
Hill-Rom Holdings, Inc.	1,300	108,563
Hologic, Inc. (a)	20,200	1,342,694

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Inogen, Inc. (a)	4,300	$124,700
Invacare Corp. (a)	1,100	8,272
Lantheus Holdings, Inc. (a)	5,800	73,486
Luminex Corp.	1,200	31,500
Medtronic plc (c)	31,900	3,315,048
Meridian Bioscience, Inc. (a)	3,600	61,128
Myriad Genetics, Inc. (a)	15,000	195,600
NanoString Technologies, Inc. (a)	1,200	53,640
Natera, Inc. (a)	12,900	931,896
Nevro Corp. (a),(c)	5,000	696,500
Novocure Ltd. (a),(c)	11,800	1,313,458
OraSure Technologies, Inc. (a)	8,300	101,011
Orthofix Medical, Inc. (a)	1,500	46,710
Oxford Immunotec Global plc (a)	2,600	30,420
Precision BioSciences, Inc. (a)	4,300	26,488
Quidel Corp. (a)	2,000	438,760
Quotient Ltd. (a)	11,700	60,138
RA Medical Systems, Inc. (a)	15,900	4,611
Repligen Corp. (a)	100	14,754
SeaSpine Holdings Corp. (a)	1,900	27,170
Surmodics, Inc. (a)	800	31,128
Tandem Diabetes Care, Inc. (a)	2,163	245,500
Vericel Corp. (a)	3,400	63,002

		16,243,121

Metals & Mining — 0.0%
Alamos Gold, Inc., Class A	21,054	185,486
Alcoa Corp. (a)	40,101	466,374
Arconic Corp. (a)	500	9,525
Constellium SE (a)	19,600	153,860
Contura Energy, Inc. (a)	2,700	19,764
Eldorado Gold Corp. (a)	8,540	90,097
Ferroglobe plc (a)	7,300	4,884
Galiano Gold, Inc. (a)	100	138
Hudbay Minerals, Inc.	4,000	16,920
IAMGOLD Corp. (a)	41,000	157,030
New Gold, Inc. (a)	74,100	125,970
Newmont Mining Corp.	32	2,030
Pretium Resources, Inc. (a)	1,200	15,408
Royal Gold, Inc.	6,300	757,071
Sandstorm Gold Ltd. (a)	8,000	67,520
Taseko Mines Ltd. (a)	4,200	4,452
Teck Resources Ltd., Class B	17,600	244,992

		2,321,521

Oil, Gas & Coal — 0.3%
Advanced Emissions Solutions, Inc. (a)	300	1,218

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Archrock, Inc.	800	$4,304
Canadian Natural Resources Ltd.	800	12,808
Cenovus Energy, Inc. (a)	13,500	52,515
Centennial Resource Development, Inc., Class A (a)	21,300	12,831
ChampionX Corp. (a)	24,800	198,152
Chevron Corp.	11,600	835,200
Cimarex Energy Co.	4,300	104,619
Clean Energy Fuels Corp. (a)	2,700	6,696
Comstock Resources, Inc. (a)	100	438
Concho Resources, Inc. (c)	37,800	1,667,736
ConocoPhillips	42,400	1,392,416
CONSOL Energy, Inc. (a)	3,900	17,277
Continental Resources, Inc. (a),(c)	45,500	558,740
Core Laboratories NV	2,400	36,624
Crescent Point Energy Corp.	8,600	10,492
CVR Energy, Inc.	8,400	103,992
Dawson Geophysical Co. (a)	882	1,552
Devon Energy Corp.	22,700	214,742
Enerplus Corp.	14,700	27,342
EnLink Midstream LLC	15,300	35,955
EOG Resources, Inc. (c)	89,800	3,227,412
EQT Corp. (a)	24,500	316,785
Evolution Petroleum Corp.	2,900	6,496
Falcon Minerals Corp.	1,000	2,440
Gulf Island Fabrication, Inc. (a)	300	939
Hallador Energy Co. (a)	1,400	913
Halliburton Co.	4,800	57,840
Helix Energy Solutions Group, Inc. (a)	6,800	16,388
Helmerich & Payne, Inc. (c)	23,600	345,740
HollyFrontier Corp.	12,200	240,462
Huntington Ingalls Industries, Inc.	1,000	140,750
Kinder Morgan, Inc.	114,500	1,411,785
KLX Energy Services Holdings, Inc. (a)	20	83
Kosmos Energy Ltd. (a)	67,700	66,048
Magnolia Oil & Gas Corp., Class A (a)	25,300	130,801
Mammoth Energy Services, Inc. (a)	3,000	4,800
Marathon Oil Corp.	103,300	422,497
Matador Resources Co. (a)	25,700	212,282
Matrix Service Co. (a)	2,000	16,700
MRC Global, Inc. (a)	8,500	36,380
Murphy Oil Corp.	700	6,244
NACCO Industries, Inc., Class A	100	1,821
Natural Gas Services Group, Inc. (a)	1,200	10,140
Newpark Resources, Inc. (a)	7,700	8,085
NexTier Oilfield Solutions, Inc. (a)	7,546	13,960
NOW, Inc. (a)	20,200	91,708
Oceaneering International, Inc. (a)	11,400	40,128

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Oil States International, Inc. (a)	10,600	$28,938
ONEOK, Inc.	12,400	322,152
Ovintiv, Inc.	50,618	413,043
Panhandle Oil and Gas, Inc., Class A	1,800	2,574
Parsley Energy, Inc., Class A	82,134	768,774
Patterson-UTI Energy, Inc.	41,200	117,420
PBF Energy, Inc., Class A (a)	23,600	134,284
PDC Energy, Inc. (a)	4,584	56,819
Peabody Energy Corp. (a)	19,400	44,620
Pembina Pipeline Corp.	200	4,246
Pioneer Natural Resources Co. (c)	16,700	1,436,033
QEP Resources, Inc. (a)	43,400	39,182
Range Resources Corp. (a)	8,813	58,342
RPC, Inc. (a)	13,600	35,904
SandRidge Energy, Inc. (a)	4,800	7,920
Schlumberger Ltd.	40,000	622,400
SM Energy Co.	25,100	39,909
Suncor Energy, Inc.	2,200	26,906
Targa Resources Corp.	21,100	296,033
Thermon Group Holdings, Inc. (a)	400	4,492
TransGlobe Energy Corp.	1,400	574
Transocean Ltd. (a)	103,033	83,137
TravelCenters of America, Inc. (a)	640	12,506
US Silica Holdings, Inc. (a)	1,700	5,100
Valero Energy Corp.	8,700	376,884
Vermilion Energy, Inc. (a)	4,400	10,296
W&T Offshore, Inc. (a)	9,200	16,560
WPX Energy, Inc. (a)	48,300	236,670

		17,326,994

Private Equity — 0.0%
Millennium Equity Private Equity (a),(b),(d)	60,879	1,476,316

Real Estate — 0.3%
Acadia Realty Trust (a)	600	6,300
Agree Realty Corp.	3,100	197,284
American Tower Corp.	3,000	725,190
Apartment Investment & Management Co., Class A	700	23,604
Armada Hoffler Properties, Inc.	3,200	29,632
AvalonBay Communities, Inc. (b),(c)	4,854	724,896
Bluerock Residential Growth REIT, Inc.	3,300	25,014
Boston Properties, Inc. (b),(c)	272	21,842
CareTrust REIT, Inc.	7,900	140,581
Cedar Realty Trust, Inc.	3,800	3,078
City Office REIT, Inc.	7,500	56,400
Colliers International Group, Inc.	300	20,007
CorEnergy Infrastructure Trust, Inc.	3,000	17,520

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
CorePoint Lodging, Inc. (a)	300	$1,635
Digital Realty Trust, Inc. (b),(c)	511	74,994
EPR Properties (a)	10,300	283,250
Equinix, Inc. (b),(c)	128	97,297
Equity LifeStyle Properties, Inc.	500	30,650
Equity Residential (b),(c)	840	43,117
Essex Property Trust, Inc. (b),(c)	7,543	1,514,559
First Industrial Realty Trust, Inc.	3,500	139,300
Front Yard Residential Corp. (a)	100	874
Gaming and Leisure Properties, Inc.	21,445	791,964
Getty Realty Corp.	1,700	44,217
Gladstone Commercial Corp.	3,400	57,290
Gladstone Land Corp.	3,200	48,064
Global Medical REIT, Inc.	6,500	87,750
Healthpeak Properties, Inc. (b),(c)	2,286	62,065
Host Hotels & Resorts, Inc. (a),(b),(c)	2,679	28,906
JBG SMITH Properties (b),(c)	102	2,727
Lexington Realty Trust	14,400	150,480
LTC Properties, Inc.	800	27,888
McGrath RentCorp	1,800	107,262
Medical Properties Trust, Inc.	12,700	223,901
Mid-America Apartment Communities, Inc.	1,100	127,545
Monmouth Real Estate Investment Corp., Class A	8,500	117,725
National Health Investors, Inc.	4,900	295,323
National Retail Properties, Inc. (c)	15,900	548,709
Newmark Group, Inc., Class A	13,800	59,616
Omega Healthcare Investors, Inc.	29,147	872,661
Paramount Group, Inc.	6,100	43,188
Pennsylvania REIT (a)	800	443
Prologis, Inc. (b),(c)	1,049	105,550
Public Storage (b),(c)	293	65,257
QTS Realty Trust, Inc., Class A	2,100	132,342
Realogy Holdings Corp.	10,100	95,344
Realty Income Corp. (b),(c)	25,922	1,574,761
Retail Opportunity Investments Corp. (a)	14,300	148,935
Retail Value, Inc.	100	1,257
RMR Group, Inc. (The), Class A	1,300	35,711
SBA Communications Corp. (c)	8,600	2,738,928
Simon Property Group, Inc. (b),(c)	20,604	1,332,667
Spirit Realty Capital, Inc.	14,200	479,250
STORE Capital Corp. (c)	14,400	394,992
Terreno Realty Corp.	100	5,476
UDR, Inc.	5,500	179,355
Uniti Group, Inc.	25,700	270,750
Ventas, Inc. (b),(c)	686	28,785
Vornado Realty Trust (b),(c)	313	10,551
Welltower, Inc. (b),(c)	698	38,453

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
WP Carey, Inc.	8,200	$534,312

		16,047,424

Recreation Facilities & Services — 0.0%
Cinemark Holdings, Inc. (a),(c)	17,600	176,000
Marcus Corp. (a)	4,200	32,466
OneSpaWorld Holdings Ltd. (a)	4,000	26,000
Planet Fitness, Inc., Class A (a)	13,100	807,222

		1,041,688

Renewable Energy — 0.0%
Sunnova Energy International, Inc. (a)	800	24,328
Sunrun, Inc. (a)	23,300	1,795,731
Vivint Solar, Inc. (a)	2,300	97,405

		1,917,464

Retail—Consumer Staples — 0.3%
BJ’s Wholesale Club Holdings, Inc. (a)	1,400	58,170
Blue Apron Holdings, Inc., Class A (a)	1,800	12,888
Costco Wholesale Corp.	12,700	4,508,500
Dollar General Corp.	1	210
Dollar Tree, Inc. (a),(c)	34,100	3,114,694
Ingles Markets, Inc., Class A	300	11,412
Natural Grocers by Vitamin Cottage, Inc.	400	3,944
Ollie’s Bargain Outlet Holdings, Inc. (a)	5,500	480,425
SpartanNash Co.	3,000	49,050
Sprouts Farmers Market, Inc. (a)	200	4,186
Target Corp. (c)	56,300	8,862,746
Walmart, Inc.	8,400	1,175,244

		18,281,469

Retail—Discretionary — 0.8%
1-800-Flowers.com, Inc., Class A (a)	4,500	112,230
Amazon.com, Inc. (a),(b),(c)	957	3,013,335
At Home Group, Inc. (a)	14,100	209,526
AutoZone, Inc. (a)	1,100	1,295,404
Avis Budget Group, Inc. (a)	7,400	194,768
Bassett Furniture Industries, Inc.	1,100	15,048
Bed Bath & Beyond, Inc. (a)	11,700	175,266
Best Buy Co., Inc.	17,400	1,936,446
Build-A-Bear Workshop, Inc. (a)	2,100	5,250
Caleres, Inc.	400	3,824
CarParts.com, Inc. (a)	400	4,324
Children’s Place, Inc. (a)	2,400	68,040
Citi Trends, Inc. (a)	2,000	49,960
Conn’s, Inc. (a)	6,400	67,712

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Dick’s Sporting Goods, Inc.	14,300	$827,684
Duluth Holdings, Inc., Class B (a)	4,500	54,990
eBay, Inc.	50,800	2,646,680
Etsy, Inc. (a),(c)	26,100	3,174,543
Foot Locker, Inc.	8,100	267,543
Foundation Building Materials, Inc. (a)	3,650	57,378
Gaia, Inc. (a)	1,100	10,813
Gap, Inc.	20,300	345,709
Home Depot, Inc. (c)	30,900	8,581,239
Kirkland’s, Inc. (a)	800	6,568
Kohl’s Corp. (a)	34,700	642,991
L Brands, Inc. (a)	600	19,086
Liquidity Services, Inc. (a)	1,900	14,174
Lowe’s Cos., Inc. (c)	52,800	8,757,408
Movado Group, Inc. (a)	1,300	12,922
O’Reilly Automotive, Inc. (a),(c)	6,200	2,858,696
ODP Corp. (The) (a)	10	194
Party City Holdco, Inc. (a)	11,800	30,680
Qurate Retail, Inc., Class A	56,034	402,324
Revolve Group, Inc. (a)	4,500	73,935
RH (a)	3,300	1,262,646
Ross Stores, Inc. (a)	500	46,660
Shoe Carnival, Inc.	100	3,358
Sportsman’s Warehouse Holdings, Inc. (a)	9,300	133,083
Tractor Supply Co.	10,600	1,519,404
Vera Bradley, Inc. (a)	2,900	17,719
Wayfair, Inc., Class A (a),(c)	15,000	4,365,150

		43,284,710

Semiconductors — 0.1%
Alpha & Omega Semiconductor Ltd. (a)	400	5,128
Ambarella, Inc. (a)	1,800	93,924
Amkor Technology, Inc. (a)	18,700	209,440
Amtech Systems, Inc. (a)	100	489
Axcelis Technologies, Inc. (a)	2,950	64,900
AXT, Inc. (a)	800	4,896
CEVA, Inc. (a)	1,300	51,181
Cirrus Logic, Inc. (a)	1,400	94,430
Data I/O Corp. (a)	100	318
DSP Group, Inc. (a)	3,000	39,540
FormFactor, Inc. (a)	3,400	84,762
Impinj, Inc. (a)	4,100	108,035
Inphi Corp. (a)	2,200	246,950
IPG Photonics Corp. (a)	100	16,997
MACOM Technology Solutions Holdings, Inc. (a)	1,132	38,499
Maxim Integrated Products, Inc. (a)	4,200	283,962

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
MaxLinear, Inc., Class A (a)	6,800	$158,032
NeoPhotonics Corp. (a)	7,600	46,284
Photronics, Inc. (a)	2,000	19,920
Pixelworks, Inc. (a)	7,500	15,375
Power Integrations, Inc.	2,200	121,880
QUALCOMM, Inc.	4,900	576,632
Rambus, Inc. (a)	12,300	168,387
Teradyne, Inc.	5,400	429,084
Veeco Instruments, Inc. (a)	8,230	96,044
Xilinx, Inc.	300	31,272

		3,006,361

Software — 0.6%
1Life Healthcare, Inc. (a)	4,200	119,112
8x8, Inc. (a)	5,500	85,525
Agilysys, Inc. (a)	2,600	62,816
American Software, Inc., Class A	200	2,808
Aspen Technology, Inc. (a)	500	63,295
Autodesk, Inc. (a),(c)	1,800	415,818
Avaya Holdings Corp. (a)	1,400	21,280
Avid Technology, Inc. (a)	6,500	55,640
Benefitfocus, Inc. (a)	7,000	78,400
Black Knight, Inc. (a)	7,800	678,990
Blackline, Inc. (a),(c)	3,700	331,631
Box, Inc., Class A (a),(c)	34,400	597,184
Brightcove, Inc. (a)	2,600	26,624
Cadence Design Systems, Inc. (a)	100	10,663
Calix, Inc. (a)	8,900	158,242
Castlight Health, Inc., Class B (a)	8,000	9,040
Ceridian HCM Holding, Inc. (a)	15,000	1,239,750
ChannelAdvisor Corp. (a)	3,800	54,986
Cloudera, Inc. (a)	29	316
CommVault Systems, Inc. (a)	200	8,160
Cornerstone OnDemand, Inc. (a),(c)	11,200	407,232
Crowdstrike Holdings, Inc. (a),(c)	40,500	5,561,460
Digi International, Inc. (a)	1,400	21,882
Digital Turbine, Inc. (a)	2,500	81,850
Domo, Inc., Class B (a)	5,700	218,481
Donnelley Financial Solutions, Inc. (a)	2,700	36,072
Dropbox, Inc., Class A (a),(c)	45,600	878,256
Dynatrace, Inc. (a)	10,000	410,200
Ebix, Inc.	1,600	32,960
eGain Corp. (a)	2,500	35,425
Evolent Health, Inc., Class A (a)	16,800	208,488
Fastly, Inc., Class A (a)	1,500	140,520
Fortinet, Inc. (a)	15,700	1,849,617

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Glu Mobile, Inc. (a)	36,500	$280,138
Guidewire Software, Inc. (a)	400	41,708
HubSpot, Inc. (a)	3,100	905,913
Immersion Corp. (a)	5,900	41,595
InnerWorkings, Inc. (a)	5,100	15,249
Intuit, Inc.	1,900	619,799
J2 Global, Inc. (a)	500	34,610
Limelight Networks, Inc. (a)	22,700	130,752
LivePerson, Inc. (a)	3,700	192,363
Microsoft Corp.	25,800	5,426,514
MicroStrategy, Inc., Class A (a)	700	105,392
Mimecast Ltd. (a)	7,100	333,132
Mitek Systems, Inc. (a)	1,600	20,384
MobileIron, Inc. (a)	19,000	133,190
Model N, Inc. (a)	4,600	162,288
New Relic, Inc. (a),(c)	13,000	732,680
NextGen Healthcare, Inc. (a)	3,200	40,768
Oracle Corp.	200	11,940
PagerDuty, Inc. (a)	1,700	46,087
Paycom Software, Inc. (a)	100	31,130
Paylocity Holding Corp. (a),(c)	5,600	903,952
PDF Solutions, Inc. (a)	1,500	28,065
Phreesia, Inc. (a)	800	25,704
Pluralsight, Inc., Class A (a)	9,500	162,735
Progress Software Corp.	2,400	88,032
Proofpoint, Inc. (a)	3,500	369,425
PROS Holdings, Inc. (a)	5,300	169,282
QAD, Inc., Class A	600	25,320
Rapid7, Inc. (a)	3,000	183,720
RealPage, Inc. (a)	5,100	293,964
RingCentral, Inc., Class A (a),(c)	700	192,227
Rosetta Stone, Inc. (a)	500	14,990
Schrodinger, Inc. (a)	1,300	61,763
Sciplay Corp., Class A (a)	5,000	81,100
SeaChange International, Inc. (a)	2,700	2,350
SecureWorks Corp., Class A (a)	1,800	20,502
SPS Commerce, Inc. (a)	3,200	249,184
SS&C Technologies Holdings, Inc. (b)	4,408	266,772
SVMK, Inc. (a)	19,700	435,567
Synchronoss Technologies, Inc. (a)	1,900	5,719
Tenable Holdings, Inc. (a)	500	18,875
Teradata Corp. (a),(c)	17,200	390,440
Varonis Systems, Inc. (a)	1,500	173,130
Veritone, Inc. (a)	5,600	51,296
Verra Mobility Corp. (a)	20,500	198,030
VMware, Inc., Class A (a)	5,900	847,653
Workday, Inc., Class A (a)	300	64,539

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Workiva, Inc. (a)	5,100	$284,376
Zoom Video Communications, Inc., Class A (a)	1,900	893,209
Zovio, Inc. (a)	2,700	10,800
Zynga, Inc., Class A (a),(c)	161,000	1,468,320

		31,189,396

Specialty Finance — 0.6%
Altisource Portfolio Solutions SA (a)	1,000	12,670
Anworth Mortgage Asset Corp.	3,000	4,920
Ares Commercial Real Estate Corp.	6,800	62,152
Blackstone Mortgage Trust, Inc., Class A	4,600	101,062
Capstead Mortgage Corp.	300	1,686
Curo Group Holdings Corp.	5,700	40,185
Discover Financial Services	1,100	63,558
Elevate Credit, Inc. (a)	200	514
Ellington Residential Mortgage REIT	1,300	14,430
Enova International, Inc. (a)	2,700	44,253
Euronet Worldwide, Inc. (a)	600	54,660
Exantas Capital Corp.	5,500	11,495
Fidelity National Financial, Inc. (c)	40,117	1,256,063
Fidelity National Information Services, Inc.	48	7,066
First American Financial Corp.	16,000	814,560
FleetCor Technologies, Inc. (a)	1,300	309,530
General Finance Corp. (a)	300	1,899
Global Payments, Inc. (b)	97,927	17,389,877
Great Ajax Corp.	200	1,658
Green Dot Corp., Class A (a)	8,700	440,307
GreenSky, Inc., Class A (a)	2,200	9,768
Ladder Capital Corp.	6,500	46,280
LendingTree, Inc. (a)	200	61,378
MFA Financial, Inc.	40,600	108,808
MGIC Investment Corp.	22,500	199,350
Navient Corp.	600	5,070
New Residential Investment Corp.	9,900	78,705
New York Mortgage Trust, Inc.	9,000	22,950
NewStar Financial, Inc. (a)	100	0
On Deck Capital, Inc. (a)	2,600	4,160
Orchid Island Capital, Inc.	5,200	26,052
PayPal Holdings, Inc. (a),(c)	36,900	7,270,407
Square, Inc, Class A (a)	17,300	2,812,115
Starwood Property Trust, Inc.	30,600	461,754
Stewart Information Services Corp.	700	30,611
Synchrony Financial	14,100	368,997
TPG RE Finance Trust, Inc.	8,200	69,372
Two Harbors Investment Corp.	2,400	12,216
Visa, Inc., Class A (c)	7,600	1,519,772

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Walker & Dunlop, Inc.	400	$21,200
Western Asset Mortgage Capital Corp.	5,700	11,628
WEX, Inc. (a)	800	111,176

		33,884,314

Technology Services — 0.1%
Automatic Data Processing, Inc.	11,900	1,659,931
ComScore, Inc. (a)	4,700	9,588
Conduent, Inc. (a)	46,000	146,280
CoreLogic, Inc.	4,400	297,748
DXC Technology Co. (a)	2,301	41,073
Genpact Ltd.	7,600	296,020
NIC, Inc.	100	1,970
Paychex, Inc.	4,200	335,034
Perficient, Inc. (a)	700	29,918
Perspecta, Inc.	700	13,615
PFSweb, Inc. (a)	800	5,352
Sabre Corp. (a)	68,000	442,680
ServiceSource International, Inc. (a)	5,300	7,791
Verisk Analytics, Inc.	200	37,062

		3,324,062

Telecommunications — 0.1%
Aspire Holdings LLC, Class A (a),(b)	1,502,082	2
Cogent Communications Holdings, Inc.	800	48,040
ESC NII Holdings, Inc. (a)	50,677	109,969
IDT Corp., Class B (a)	1,000	6,580
Ooma, Inc. (a)	2,200	28,710
ORBCOMM, Inc. (a)	11,600	39,440
Spok Holdings, Inc.	1,100	10,461
Switch, Inc., Class A (c)	20,800	324,688
Telephone & Data Systems, Inc.	3,900	71,916
Verizon Communications, Inc. (c)	137,300	8,167,977
Zix Corp. (a)	500	2,920

		8,810,703

Transportation & Logistics — 0.0%
Covenant Transportation Group, Inc., Class A (a)	2,400	41,976
CSX Corp.	800	62,136
Daseke, Inc. (a)	2,500	13,425
DHT Holdings, Inc.	2,000	10,320
Genco Shipping & Trading Ltd.	100	690
Heartland Express, Inc.	900	16,740
Kirby Corp. (a)	500	18,085
Knight-Swift Transportation Holdings, Inc. (c)	28,800	1,172,160
Marten Transport Ltd.	4,399	71,792

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Old Dominion Freight Line, Inc.	900	$162,828
Overseas Shipholding Group, Inc., Class A (a)	800	1,712
Radiant Logistics, Inc. (a)	3,100	15,934
Spirit Airlines, Inc. (a)	15,400	247,940
USA Truck, Inc. (a)	900	8,505
Werner Enterprises, Inc.	7,900	331,721

		2,175,964

Transportation Equipment — 0.0%
Blue Bird Corp. (a)	1,800	21,888
Commercial Vehicle Group, Inc. (a)	1,600	10,448
FreightCar America, Inc. (a)	900	2,052
Shyft Group, Inc. (The)	1,900	35,872

		70,260

Utilities — 0.4%
Alliant Energy Corp.	200	10,330
Ameren Corp. (b),(c)	3,852	304,616
American Electric Power Co., Inc. (b),(c)	5,022	410,448
American Water Works Co., Inc. (b),(c)	1,937	280,633
Atlantic Power Corp. (a)	6,700	13,132
Black Hills Corp.	800	42,792
CMS Energy Corp. (b),(c)	30,052	1,845,493
Consolidated Water Co. Ltd.	1,300	13,533
Duke Energy Corp. (b),(c)	22,248	1,970,283
Entergy Corp. (b),(c)	4,301	423,777
Evergy, Inc. (b),(c)	3,352	170,349
Eversource Energy (b),(c)	5,954	497,457
Exelon Corp. (c)	132,400	4,734,624
FirstEnergy Corp. (b),(c)	58,804	1,688,263
Hawaiian Electric Industries, Inc.	100	3,324
IDACORP, Inc. (a)	3,200	255,680
National Fuel Gas Co.	1,000	40,590
NextEra Energy, Inc. (b),(c)	2,837	787,438
NiSource, Inc. (b),(c)	6,016	132,352
NorthWestern Corp.	1,200	58,368
OGE Energy Corp.	7,800	233,922
ONE Gas, Inc.	100	6,901
Otter Tail Corp.	500	18,085
PG&E Corp. (a),(b)	275,580	2,587,696
Pinnacle West Capital Corp. (b),(c)	4,765	355,231
Portland General Electric Co.	5,700	202,350
Public Service Enterprise Group, Inc. (c)	28,700	1,575,917
Southern Co. (b),(c)	20,201	1,095,298
Unitil Corp.	300	11,592
WEC Energy Group, Inc. (b),(c)	3,658	354,460

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc. (b),(c)	3,404	$234,910

		20,359,844

Waste & Environmental Services & Equipment — 0.1%
Casella Waste Systems, Inc., Class A (a)	1,700	94,945
CECO Environmental Corp. (a)	1,300	9,477
Heritage-Crystal Clean, Inc. (a)	800	10,680
Republic Services, Inc.	14,000	1,306,900
US Ecology, Inc. (a)	600	19,602
Waste Management, Inc. (c)	24,300	2,750,031

		4,191,635

Total North America		875,005,054

Oceania — 0.0%
Iron & Steel — 0.0%
BHP Group plc, ADR	100	4,266

Metals & Mining — 0.0%
Rio Tinto plc, ADR	500	30,195

Total Oceania		34,461

South America — 0.0%
Consumer Products — 0.0%
BRF SA, ADR (a)	22,900	75,112
Cia Cervecerias Unidas SA, ADR	900	11,673

		86,785

Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc., Class A (a)	1,130	4,633

Oil, Gas & Coal — 0.0%
Cosan Ltd., Class A	3,400	50,490
Geopark Ltd. (a)	1,900	13,984

		64,474

Technology Services — 0.0%
Atento SA (a)	319	2,938

Total South America		158,830

TOTAL COMMON STOCK (COST $889,741,522)		909,096,684

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 6.5%
Europe — 0.1%
Banco Santander SA, Series 1, Class G, 10.00%, 09/25/26 (b),(m)	$6,921,023	$6,930,512
North America — 6.4%
ACIS CLO Ltd., Series 2015-6A, Class D, 3 mo. USD LIBOR + 3.77%, 4.02%, 05/01/27 (b),(e),(f)	2,000,000	1,990,386
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3 mo. USD LIBOR + 3.50%, 3.78%, 07/15/26 (b),(e),(f)	4,750,000	4,661,659
AIG CLO Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 7.25%, 7.49%, 10/25/32 (b),(e),(f)	250,000	202,035
Alinea CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.10%, 3.37%, 07/20/31 (b),(c),(e),(f)	3,500,000	3,213,630
Allegro CLO Ltd., Series 2014-1RA, Class C, 3 mo. USD LIBOR + 3.00%, 3.27%, 10/21/28 (b),(c),(e),(f)	3,000,000	2,800,137
AMMC CLO 22 Ltd., Series 2018-22A, Class D, 3 mo. USD LIBOR + 2.70%, 2.94%, 04/25/31 (b),(e),(f)	750,000	709,676
Annisa CLO Ltd., Series 2016-2A, Class DR, 3.27%, 07/20/31 (b),(e),(f)	250,000	237,485
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, 1 mo. USD LIBOR + 2.05%, 2.20%, 02/15/35 (b),(c),(e),(f)	1,792,000	1,727,094
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. USD LIBOR + 7.34%, 7.62%, 10/15/32 (b),(e),(f)	250,000	235,649
Ares XLIX CLO Ltd., Series 2018-49A, Class D, 3 mo. USD LIBOR + 3.00%, 3.26%, 07/22/30 (b),(e),(f)	300,000	281,853
Ares XXVII CLO Ltd., Series 2013-2A, Class CR, 3 mo. USD LIBOR + 2.40%, 2.65%, 07/28/29 (b),(e),(f)	250,000	249,376
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, 3 mo. USD LIBOR + 1.80%, 2.08%, 05/15/30 (b),(e),(f)	750,000	721,022
Atlas Senior Loan Fund Ltd., Series 2014-1A, Class DR2, 3 mo. USD LIBOR + 4.00%, 4.27%, 07/16/29 (b),(e),(f)	2,000,000	1,682,338
Avant Loans Funding Trust,
Series 2018-A, Class C, 4.79%, 05/15/24 (b),(c),(e)	1,915,058	1,917,831
Series 2019-A, Class C, 4.65%, 04/15/26 (b),(c),(e)	3,403,000	3,369,953
Series 2019-B, Class C, 4.54%, 10/15/26 (b),(e)	637,000	626,770

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Avery Point CLO Ltd., Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.10%, 3.37%, 07/17/26 (b),(e),(f)	$2,500,000	$2,440,937
Benefit Street Partners CLO Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.50%, 3.78%, 01/15/29 (b),(c),(e),(f)	3,500,000	3,256,130
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class C, 3 mo. USD LIBOR + 2.60%, 2.88%, 01/15/33 (b),(e),(f)	1,000,000	1,002,574
Birch Grove CLO Ltd., Series 19A, Class D, 3 mo. USD LIBOR + 3.90%, 4.15%, 06/15/31 (b),(c),(e),(f)	1,500,000	1,495,410
Black Diamond CLO Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.95%, 4.21%, 04/24/29 (b),(e),(f)	4,250,000	3,848,439
BlueMountain CLO Ltd., Series 2016-2A, Class C1R, 3 mo. USD LIBOR + 4.00%, 4.25%, 08/20/32 (b),(e),(f)	500,000	450,681
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.65%, 2.92%, 01/17/28 (b),(e),(f)	4,000,000	3,716,956
California Street CLO LP, Series 2012-9A, Class D1R2, 3 mo. USD LIBOR + 3.70%, 3.97%, 07/16/32 (b),(c),(e),(f)	3,000,000	2,982,618
Canyon Capital CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 1.90%, 2.18%, 07/15/31 (b),(e),(f)	500,000	484,837
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class DR, 3 mo. USD LIBOR + 2.60%, 2.87%, 04/17/31 (b),(e),(f)	3,000,000	2,550,378
Series 2015-1A, Class DR2, 3 mo. USD LIBOR + 3.65%, 3.92%, 07/20/31 (b),(c),(e),(f)	2,000,000	1,840,188
CarVal CLO Ltd.,
Series 2019-1X, Class D, 4.42%, 04/20/32 (b),(m),(f)	500,000	497,797
Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.70%, 3.97%, 07/20/32 (b),(c),(e),(f)	6,000,000	5,930,184
Carvana Auto Receivables Trust,
Series 2019-2A, Class E, 5.01%, 04/15/26 (b),(e),(g)	1,125,000	1,144,997
Series 2019-3A, Class E, 4.60%, 07/15/26 (b),(e),(g)	1,592,000	1,620,312
Series 2019-4A, Class E, 4.70%, 10/15/26 (b),(e),(g)	1,181,000	1,205,571

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-N1A, Class D, 3.43%, 01/15/26 (b),(c),(e)	$9,983,000	$10,370,181
Series 2020-N1A, Class E, 5.20%, 07/15/27 (b),(c),(e)	5,312,000	5,488,002
Catamaran CLO Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 3.04%, 01/27/28 (b),(e),(f)	5,235,000	4,865,173
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.43%, 3.69%, 04/22/30 (b),(e),(f)	3,100,000	2,851,532
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 3.06%, 04/22/27 (b),(e),(f)	1,000,000	953,198
Series 2015-1A, Class E, 3 mo. USD LIBOR + 5.15%, 5.41%, 04/22/27 (b),(e),(f)	2,500,000	1,768,345
Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.85%, 4.12%, 01/18/29 (b),(e),(f)	3,500,000	3,282,993
Cent CLO Ltd., Series 2014-21A, Class CR2, 3 mo. USD LIBOR + 3.20%, 3.44%, 07/27/30 (b),(c),(e),(f)	4,200,000	3,895,529
CIFC Funding Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 6.65%, 6.92%, 07/16/30 (b),(e),(f)	3,000,000	2,591,550
Series 2014-2RA, Class B1, 3.06%, 04/24/30 (b),(e),(f)	250,000	234,088
Series 2015-5A, Class CR, 3 mo. USD LIBOR + 2.95%, 3.19%, 10/25/27 (b),(c),(e),(f)	4,000,000	3,733,592
Series 2016-1A, Class D1R, 3 mo. USD LIBOR + 4.00%, 4.27%, 10/21/31 (b),(e),(f)	1,000,000	998,101
Series 2019-4A, Class C, 3 mo. USD LIBOR + 3.50%, 3.78%, 07/15/32 (b),(e),(f)	1,000,000	964,615
Colony American Finance Ltd., Series 2018-1, Class D, 4.92%, 06/15/51 (b),(e)	708,000	773,236
CoreVest American Finance Trust,
Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (b),(e)	459,000	486,237
Series 2019-1, Class D, 4.82%, 03/15/52 (b),(e)	152,000	161,356
Series 2019-1, Class E, 5.49%, 03/15/52 (b),(e)	196,000	212,256
Series 2019-2, Class XA, 2.56%, 06/15/52 (b),(c),(e),(f),(h)	17,350,897	1,728,201
Series 2019-2, Class D, 4.22%, 06/15/52 (b),(e)	476,000	497,645
Series 2019-2, Class E, 5.39%, 06/15/52 (b),(e),(f)	699,000	703,814
Series 2019-3, Class XA, 2.19%, 10/15/52 (b),(c),(e),(f),(h)	15,603,231	1,298,938
Series 2019-3, Class D, 3.76%, 10/15/52 (b),(e)	100,000	83,481
Series 2019-3, Class E, 4.90%, 10/15/52 (b),(e),(f)	124,000	105,052

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-1, Class E, 4.83%, 03/15/50 (b),(e),(f)	$100,000	$101,622
Covenant Credit Partners CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.75%, 4.03%, 10/15/29 (b),(e),(f)	3,800,000	3,502,327
Cutwater Ltd.,
Series 2014-2A, Class CR, 3 mo. USD LIBOR + 3.75%, 4.03%, 01/15/27 (b),(c),(e),(f)	5,000,000	4,627,170
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 3.45%, 3.73%, 01/15/29 (b),(c),(e),(f)	4,000,000	3,551,092
Denali Capital CLO Ltd., Series 2013-1A, Class B2LR, 3 mo. USD LIBOR + 4.75%, 4.99%, 10/26/27 (b),(e),(f)	1,000,000	734,277
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 08/15/25 (b),(c)	3,250,000	3,360,562
Dryden 65 CLO Ltd., Series 2018-65A, Class D, 3.37%, 07/18/30 (b),(e),(f)	500,000	476,090
Dryden 80 CLO Ltd., Series 2019-80A, Class D1, 3 mo. USD LIBOR + 4.10%, 4.37%, 01/17/33 (b),(e),(f)	250,000	250,000
Dryden CLO Ltd., Series 2019-75A, Class DR, 3 mo. USD LIBOR + 3.55%, 3.83%, 07/15/30 (b),(c),(e),(f)	4,750,000	4,640,788
Dryden Senior Loan Fund,
Series 2014-36A, Class DR2, 3 mo. USD LIBOR + 3.70%, 3.98%, 04/15/29 (b),(c),(e),(f)	6,000,000	5,850,684
Series 2016-43A, Class DRR, 3 mo. USD LIBOR + 3.55%, 3.82%, 07/20/29 (b),(c),(e),(f)	3,000,000	2,969,760
DT Auto Owner Trust,
Series 2019-2A, Class E, 4.46%, 05/15/26 (b),(e),(g)	1,775,000	1,829,095
Series 2019-4A, Class E, 3.93%, 10/15/26 (b),(e),(g)	925,000	937,523
Series 2020-1A, Class E, 3.48%, 02/16/27 (b),(e),(g)	1,595,000	1,595,123
Elm CLO Ltd., Series 2014-1A, Class BRR, 3 mo. USD LIBOR + 1.75%, 2.02%, 01/17/29 (b),(e),(f)	500,000	495,253
Evans Grove CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.20%, 3.46%, 05/28/28 (b),(c),(e),(f)	5,000,000	4,414,125
Fort Washington CLO, Series 2019-1A, Class D1, 3 mo. USD LIBOR + 3.90%, 4.17%, 10/20/32 (b),(e),(f)	1,000,000	994,982

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Gallatin Loan Management,
Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.25%, 3.53%, 07/15/27 (b),(c),(e),(f)	$7,500,000	$7,311,232
Series 2018-1A, Class D1, 3 mo. USD LIBOR + 3.10%, 3.37%, 01/21/28 (b),(c),(e),(f)	4,500,000	4,188,775
Garrison Funding Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 4.15%, 09/21/29 (b),(e),(f)	4,000,000	3,868,848
Genesis Private Label Amortizing Trust, Series 2020-1, Class C, 4.19%, 07/20/30 (b),(e)	251,000	252,399
GLS Auto Receivables Issuer Trust,
Series 2019-2A, Class D, 4.52%, 02/17/26 (b),(c),(e)	1,510,000	1,554,592
Series 2019-3A, Class D, 3.84%, 05/15/26 (b),(c),(e)	1,457,000	1,472,583
Series 2019-4A, Class D, 4.09%, 08/17/26 (b),(e)	900,000	916,079
Series 2020-1A, Class D, 3.68%, 11/16/26 (b),(c),(e)	1,790,000	1,770,204
Series 2020-2A, Class C, 4.57%, 04/15/26 (b),(e)	778,000	844,756
Greywolf CLO III Ltd., Series 2020-3RA, Class CR, 3 mo. USD LIBOR + 3.35%, 3.61%, 04/15/33 (b),(c),(e),(f)	5,000,000	4,714,020
Greywolf CLO Ltd., Series 2019-1A, Class D, 7.21%, 04/17/30 (b),(e),(f)	250,000	223,174
Harbourview CLO Ltd., Series 7RA, Class D, 3 mo. USD LIBOR + 3.36%, 3.63%, 07/18/31 (b),(c),(e),(f)	4,000,000	3,056,392
Highbridge Loan Management Ltd.,
Series 4A-2014, Class BR, 3 mo. USD LIBOR + 1.85%, 2.10%, 01/28/30 (b),(e),(f)	500,000	477,346
Series 7A-2015, Class DR, 3 mo. USD LIBOR + 2.40%, 2.68%, 03/15/27 (b),(e),(f)	1,000,000	864,301
Home Partners of America Trust, Series 2019-1, Class F, 4.10%, 09/17/39 (b),(e)	95,659	92,178
ICG US CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 3.05%, 3.32%, 07/29/28 (b),(e),(f)	1,000,000	912,385
Jamestown CLO Ltd.,
Series 2014-4A, Class CR, 3 mo. USD LIBOR + 2.65%, 2.93%, 07/15/26 (b),(e),(f)	1,000,000	978,384
Series 2015-7A, Class CR, 3 mo. USD LIBOR + 2.60%, 2.84%, 07/25/27 (b),(e),(f)	1,500,000	1,417,003
Series 2016-9A, Class C1R, 3 mo. USD LIBOR + 4.10%, 4.37%, 10/20/28 (b),(c),(e),(f)	3,000,000	2,958,153

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-11A, Class C, 3 mo. USD LIBOR + 3.25%, 3.52%, 07/14/31 (b),(c),(e),(f)	$2,000,000	$1,837,602
Jamestown CLO XV Ltd., Series 2020-15A, Class D, 3 mo. USD LIBOR + 3.65%, 4.41%, 04/15/33 (b),(c),(e),(f)	5,000,000	4,882,605
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class D, 3 mo. USD LIBOR + 2.60%, 2.87%, 01/17/28 (b),(c),(e),(f)	5,310,000	4,433,393
JP Morgan Mortgage Acquisition Trust,
Series 2006-HE3 SEQ, Class A3, 1 mo. USD LIBOR + .11%, 0.26%, 11/25/36 (b),(c),(f)	1,905,037	1,828,836
Series 2006-HE3 SEQ, Class A4, 1 mo. USD LIBOR + .16%, 0.31%, 11/25/36 (b),(c),(f)	653,000	598,692
Series 2006-HE3 SEQ, Class A5, 1 mo. USD LIBOR + .24%, 0.39%, 11/25/36 (b),(c),(f)	1,841,419	1,702,277
Kayne CLO II Ltd., Series 2018-2A, Class E, 6.38%, 10/15/31 (b),(e),(f)	416,667	365,476
KVK CLO Ltd.,
3.22%, 01/14/28 (b),(e),(f)	4,690,000	4,413,792
Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.40%, 4.68%, 01/15/29 (b),(c),(e),(f)	5,000,000	4,951,900
Long Beach Mortgage Loan Trust, Series 2006-4, Class 2A4, 1 mo. USD LIBOR + .26%, 0.41%, 05/25/36 (b),(c),(f)	8,112,802	3,703,730
Madison Park Funding Ltd.,
Series 2012-10A, Class DR2, 3 mo. USD LIBOR + 3.25%, 3.52%, 01/20/29 (b),(e),(f)	1,000,000	966,816
Series 2013-11A, Class DR, 3 mo. USD LIBOR + 3.25%, 3.51%, 07/23/29 (b),(e),(f)	3,400,000	3,271,215
Series 2016-20A, Class DR, 3 mo. USD LIBOR + 3.00%, 3.24%, 07/27/30 (b),(c),(e),(f)	2,000,000	1,868,370
Magnetite XXII Ltd., Series 2019-22A, Class D, 3 mo. USD LIBOR + 3.65%, 3.93%, 04/15/31 (b),(e),(f)	250,000	244,923
Mariner CLO LLC, Series 2015-1A, Class DR2, 3 mo. USD LIBOR + 2.85%, 3.12%, 04/20/29 (b),(c),(e),(f)	6,000,000	5,561,142
MidOcean Credit CLO, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.75%, 4.02%, 01/20/29 (b),(c),(e),(f)	4,000,000	3,845,620
Midocean Credit CLO, Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.88%, 4.16%, 07/15/29 (b),(c),(e),(f)	5,500,000	5,150,893

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.,
Series 2007-HE3, Class A2C, 1 mo. USD LIBOR + .15%, 0.30%, 12/25/36 (b),(f)	$592,814	$379,747
Series 2007-HE3, Class A2D, 1 mo. USD LIBOR + .25%, 0.40%, 12/25/36 (b),(f)	720,396	465,109
Mountain View CLO LLC, Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 3.87%, 10/16/29 (b),(e),(f)	3,000,000	2,701,707
Mountain View CLO Ltd.,
Series 2015-10A, Class DR, 3 mo. USD LIBOR + 2.60%, 2.82%, 10/13/27 (b),(e),(f)	2,500,000	2,302,320
Series 2015-9A, Class CR, 3 mo. USD LIBOR + 3.12%, 3.40%, 07/15/31 (b),(c),(e),(f)	5,000,000	4,289,445
Series 2019-1A, Class D, 3 mo. USD LIBOR + 4.05%, 4.33%, 04/15/29 (b),(c),(e),(f)	5,000,000	4,807,785
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (b),(e)	278,763	289,632
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-28A, Class D, 3 mo. USD LIBOR + 2.85%, 3.12%, 04/20/30 (b),(e),(f)	750,000	691,150
New Residential Mortgage LLC,
Series 2018-FNT1, Class D, 4.69%, 05/25/23 (b),(e)	555,747	522,127
Series 2018-FNT1, Class E, 4.89%, 05/25/23 (b),(c),(e)	2,334,137	2,174,279
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (b),(c),(e)	2,307,010	2,246,031
Nomura CRE CDO Ltd., Series 2007-2A, Class D, 3 mo. USD LIBOR + .45%, 2.60%, 05/21/42 (b),(e),(f)	370,008	180,093
Northwoods Capital Ltd., Series 2018-12BA, Class D, 3 mo. USD LIBOR + 3.15%, 3.40%, 06/15/31 (b),(c),(e),(f)	3,000,000	2,621,475
Oaktree CLO Ltd., Series 2015-1A, Class DR, 3 mo. USD LIBOR + 5.20%, 5.47%, 10/20/27 (b),(e),(f)	2,500,000	1,999,365
Ocean Trails CLO, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.65%, 3.93%, 07/15/28 (b),(c),(e),(f)	5,000,000	4,756,155
Octagon Investment Partners Ltd.,
Series 2012-1A, Class CR, 3 mo. USD LIBOR + 4.00%, 4.28%, 07/15/29 (b),(e),(f)	3,500,000	3,376,208
Series 2014-1A, Class CRR, 3 mo. USD LIBOR + 3.95%, 4.21%, 02/14/31 (b),(c),(e),(f)	2,000,000	1,970,400
OFSI Fund Ltd., Series 2014-7A, Class DR, 3 mo. USD LIBOR + 3.20%, 3.47%, 10/18/26 (b),(e),(f)	2,000,000	1,891,928

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, 3 mo. USD LIBOR + 7.15%, 7.42%, 01/21/30 (b),(e),(f)	$250,000	$236,590
OHA Loan Funding Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 1.95%, 2.22%, 01/20/33 (b),(e),(f)	250,000	245,363
OneMain Financial Issuance Trust,
Series 2017-1A, Class D, 4.52%, 09/14/32 (b),(e)	4,500,000	4,507,465
Series 2017-1A SEQ, Class A1, 2.37%, 09/14/32 (b),(c),(e)	1,578,021	1,579,234
Series 2019-1A, Class E, 5.69%, 02/14/31 (b),(c),(e)	5,000,000	5,118,205
OZLM Funding Ltd., Series 2013-4A, Class BR, 3 mo. USD LIBOR + 2.20%, 2.46%, 10/22/30 (b),(e),(f)	3,000,000	2,909,496
OZLM Ltd.,
Series 2014-6A, Class CS, 3 mo. USD LIBOR + 3.13%, 3.40%, 04/17/31 (b),(e),(f)	2,000,000	1,843,564
Series 2015-12A, Class D, 3 mo. USD LIBOR + 5.40%, 5.67%, 04/30/27 (b),(c),(e),(f)	8,833,000	6,761,759
Palmer Square CLO Ltd., Series 2018-2A, Class B, 2.17%, 07/16/31 (b),(e),(f)	250,000	239,713
Parallel Ltd.,
Series 2017-1A, Class DR, 3 mo. USD LIBOR + 3.10%, 3.37%, 07/20/29 (b),(c),(e),(f)	3,000,000	2,700,738
Series 2019-1A, Class D, 3 mo. USD LIBOR + 4.20%, 4.47%, 07/20/32 (b),(e),(f)	1,000,000	981,635
Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 6.99%, 07/20/32 (b),(c),(e),(f)	1,333,000	1,069,854
Series 2020-1A, Class C1, 3 mo. USD LIBOR + 4.10%, 4.26%, 07/20/31 (b),(e),(f)	1,000,000	995,608
Perimeter Master Note Business Trust,
Series 2019-1A, Class C, 8.06%, 12/15/22 (b),(e)	251,000	252,243
Series 2019-2A, Class B, 5.21%, 05/15/24 (b),(e),(g)	921,000	944,744
Series 2019-2A, Class C, 7.06%, 05/15/24 (b),(e)	251,000	253,283
Regatta Funding LP, Series 2013-2A, Class CR2, 3 mo. USD LIBOR + 3.70%, 3.98%, 01/15/29 (b),(c),(e),(f)	6,500,000	6,231,771
Regatta XI Funding Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 2.85%, 3.12%, 07/17/31 (b),(e),(f)	490,000	455,677

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Regatta XV Funding Ltd., Series 2018-4A, Class C, 3.54%, 10/25/31 (b),(e),(f)	$500,000	$477,505
Rockford Tower CLO Ltd.,
Series 2017-1A, Class BR, 3 mo. USD LIBOR + 1.45%, 1.73%, 04/15/29 (b),(c),(e),(f)	2,500,000	2,453,372
Series 2017-2A, Class DR, 3 mo. USD LIBOR + 2.85%, 3.13%, 10/15/29 (b),(c),(e),(f)	3,750,000	3,505,751
Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.50%, 3.75%, 08/20/32 (b),(e),(f)	750,000	725,891
Romark CLO III Ltd., Series 2019-3A, Class C, 3 mo. USD LIBOR + 3.90%, 4.18%, 07/15/32 (b),(e),(f)	750,000	750,000
RR Ltd., Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.00%, 3.28%, 10/15/29 (b),(e),(f)	750,000	712,772
Skopos Auto Receivables Trust, Series 2019-1A, Class C, 3.63%, 09/16/24 (b),(c),(e)	1,627,000	1,625,606
TICP CLO Ltd., Series 2018-IA, Class C, 3 mo. USD LIBOR + 3.04%, 3.28%, 04/26/28 (b),(c),(e),(f)	4,650,000	4,271,257
TICP CLO V Ltd., Series 2016-5A, Class DR, 3.42%, 07/17/31 (b),(e),(f)	750,000	728,049
TICP CLO VI Ltd., Series 2016-6A, Class BR, 3 mo. USD LIBOR + 1.70%, 1.98%, 01/15/29 (b),(e),(f)	500,000	495,411
Tralee CLO Ltd., Series 2018-5A, Class D, 3 mo. USD LIBOR + 3.20%, 3.47%, 10/20/28 (b),(c),(e),(f)	4,500,000	4,155,048
Trimaran CAVU Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 4.72%, 4.99%, 11/26/32 (b),(c),(e),(f)	2,000,000	2,000,000
Venture CLO Ltd.,
Series 2013-14A, Class DR, 3 mo. USD LIBOR + 4.00%, 4.26%, 08/28/29 (b),(e),(f)	4,000,000	3,320,668
Series 2014-16A, Class DRR, 3 mo. USD LIBOR + 2.51%, 2.79%, 01/15/28 (b),(e),(f)	4,000,000	3,225,956
Series 2014-18A, Class DR, 3 mo. USD LIBOR + 3.10%, 3.38%, 10/15/29 (b),(e),(f)	1,000,000	781,957
Series 2019-37A, Class D, 3 mo. USD LIBOR + 3.90%, 4.18%, 07/15/32 (b),(c),(e),(f)	3,000,000	2,749,611
Vibrant CLO Ltd., Series 2018-8A, Class C, 3 mo. USD LIBOR + 2.85%, 3.12%, 01/20/31 (b),(c),(e),(f)	6,300,000	5,352,789
VOLT LXXXV LLC, Series 2020-NPL1 SEQ, Class A1A, 3.23%, 01/25/50 (b),(c),(e)	1,601,189	1,589,242
Voya CLO Ltd.,
Series 2016-2A, Class CR, 3 mo. USD LIBOR + 4.00%, 4.27%, 07/19/28 (b),(e),(f)	250,000	241,279

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.70%, 3.98%, 06/07/30 (b),(e),(f)	$4,000,000	$3,891,716
Wellfleet CLO Ltd., Series 2017-3A, Class A2, 1.77%, 01/17/31 (b),(e),(f)	1,000,000	961,033
WhiteHorse Ltd., Series 2015-10A, Class DR, 3 mo. USD LIBOR + 3.00%, 3.27%, 04/17/27 (b),(c),(e),(f)	1,250,000	1,169,599
Zais CLO Ltd., Series 2018-11A, Class D, 3 mo. USD LIBOR + 4.00%, 4.27%, 01/20/32 (b),(c),(e),(f)	5,500,000	4,248,392

Total North America		359,397,379

TOTAL ASSET-BACKED SECURITIES (COST $385,747,255)		366,327,891

CONVERTIBLE BONDS — 0.1%
North America — 0.1%
Financial Services — 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25 (b),(c),(e)	3,418,000	2,982,205

Total North America		2,982,205

TOTAL CONVERTIBLE BONDS (COST $3,418,000)		2,982,205

BANK DEBT — 5.2%
Asia — 0.0%
Industrial Services — 0.0%
Milano Acquisition Corp, Term Loan B (b),(d),(p)	395,737	390,790

Total Asia		390,790

Europe — 0.2%
Cable & Satellite — 0.0%
Altice Financing SA, 2017 USD Term Loan B, 1 mo. LIBOR + 2.75%, 2.90%, 07/15/25 (b),(f)	829,319	790,374
Ziggo Financing Partnership, USD Term Loan I, 1 mo. LIBOR + 2.50%, 2.65%, 04/30/28 (b),(f)	520,858	500,383

		1,290,757

Chemicals — 0.1%
Alpha 3 B.V., 2017 Term Loan B1, 3 mo. LIBOR + 3.00%, 4.00%, 01/31/24 (b),(f)	205,583	202,071
Composite Resins Holding B.V., 2018 Term Loan B, 6 mo. LIBOR + 4.25%, 5.47%, 08/01/25 (b),(d),(f)	886,398	873,102
Starfruit Finco B.V, 2018 USD Term Loan B, 1 mo. LIBOR + 3.00%, 3.15%, 10/01/25 (b),(f)	925,425	894,692

		1,969,865

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Entertainment Resources — 0.0%
Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, 1 mo. LIBOR + 2.50%, 3.50%, 02/01/24 (b),(f)	$385,517	$373,150

Food & Beverage — 0.0%
Froneri International Ltd., 2020 USD Term Loan, 1 mo. LIBOR + 2.25%, 2.40%, 01/31/27 (b),(f)	230,005	220,559

Health Care Facilities & Services — 0.0%
LGC Limited, Term Loan, 1 mo. LIBOR + 3.50%, 3.65%, 04/21/27 (b),(d)	149,625	145,136

Media — 0.0%
UPC Broadband Holding B.V.,
2020 USD Term Loan B1, 0.00%, 01/31/29 (b),(p)	425,000	411,825
2020 USD Term Loan B2, 0.00%, 01/31/29 (b),(p)	425,000	411,825

		823,650

Medical Equipment & Devices Manufacturing — 0.0%
Auris Luxembourg III S.a.r.l., 2019 USD Term Loan B2, 1 mo. LIBOR + 3.75%, 3.90%, 02/27/26 (b)	248,788	228,885
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 1 mo. LIBOR + 3.25%, 3.41%, 06/30/25 (b),(f)	347,364	331,906

		560,791

Oil, Gas & Coal — 0.0%
Endeavour International Holding B.V., Term Loan A1, 0.00%, 01/02/21 (b)	1,123,887	26,524

Property & Casualty Insurance — 0.0%
Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1 mo. LIBOR + 3.50%, 4.50%, 12/20/24 (b),(f)	259,398	257,526

Refining & Marketing — 0.1%
EG America LLC, 2018 USD Term Loan, 3 mo. LIBOR + 4.00%, 4.22%, 02/07/25 (b),(f)	1,459,391	1,427,693

Software & Services — 0.0%
Capri Finance LLC, USD 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 3.26%, 11/01/24 (b),(f)	489,612	488,848
ION Trading Technologies S.a.r.l., USD Incremental Term Loan B, 3 mo. LIBOR + 4.00%, 5.00%, 11/21/24 (b),(f)	496,106	485,976

		974,824

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Wireless Telecommunications Services — 0.0%
Altice France S.A., 2018 Term Loan B13, 1 mo. LIBOR + 4.00%, 4.15%, 08/14/26 (b),(f)	$1,371,892	$1,329,994

Total Europe		9,400,469

North America — 4.9%
Advertising & Marketing — 0.4%
Advantage Sales & Marketing, Inc.,
2014 1st Lien Term Loan, 4.25%, 07/23/21 (b),(f)	15,439,052	15,156,516
Term Loan B2, 4.25%, 07/23/21 (b),(f)	6,672,474	6,540,692
Red Ventures, LLC, 2020 Term Loan B2, 1 mo. LIBOR + 2.50%, 2.65%, 11/08/24 (b),(f)	849,729	813,616
Terrier Media Buyer, Inc., Term Loan B, 1 mo. LIBOR + 4.25%, 4.40%, 12/17/26 (b),(f)	735,548	716,373

		23,227,197

Aerospace & Defense — 0.0%
TransDigm, Inc.,
2020 Term Loan F, 1 mo. LIBOR + 2.25%, 2.40%, 12/09/25 (b),(f)	571,412	539,271
2020 Term Loan G, 1 mo. LIBOR + 2.25%, 2.40%, 08/22/24 (b),(f)	393,985	372,272

		911,543

Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 1.75%, 1.90%, 01/29/27 (b),(f)	413,311	299,911

Auto Parts Manufacturing — 0.0%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.50%, 3.65%, 04/30/26 (b),(f)	1,190,977	1,158,595

Cable & Satellite — 0.1%
CSC Holdings, LLC, 2019 Term Loan B5, 1 mo. LIBOR + 2.50%, 2.65%, 04/15/27 (b),(f)	1,508,126	1,459,429
Radiate Holdco, LLC, 2020 Term Loan, 1 mo. LIBOR + 3.50%, 4.25%, 09/25/26 (b),(f)	658,111	645,772
UPC Broadband Holding B.V., 2020 USD Term Loan AT, 1 mo. LIBOR + 2.25%, 2.40%, 04/30/28 (b),(f)	149,123	143,562
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. LIBOR + 2.50%, 2.65%, 01/31/28 (b),(f)	168,919	163,711
WideOpenWest Finance LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.25%, 4.25%, 08/18/23 (b),(f)	1,330,931	1,308,678

		3,721,152

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Casinos & Gaming — 0.0%
Scientific Games International, Inc.,
2018 Term Loan B5, 0.00%, 08/14/24 (b),(f),(p)	$140,224	$131,616
2018 Term Loan B5, 1 mo. LIBOR + 2.75%, 2.90%, 08/14/24 (b),(f)	75,616	70,974
2018 Term Loan B5, 6 mo. LIBOR + 2.75%, 3.61%, 08/14/24 (b),(f)	309,099	290,123
Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, 3 mo. LIBOR + 3.50%, 3.72%, 07/10/25 (b),(f)	203,406	202,715

		695,428

Chemicals — 0.0%
Ascend Performance Materials Operations LLC, 2019 Term Loan B, 3 mo. LIBOR + 5.25%, 6.25%, 08/27/26 (b),(f)	1,052,993	1,048,602
GrafTech Finance, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.50%, 4.50%, 02/12/25 (b),(f)	1,167,024	1,150,487

		2,199,089

Commercial Services — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. LIBOR + 3.50%, 3.65%, 02/01/27 (b)	178,910	175,854
Garda World Security Corporation, 2019 1st Lien Term Loan B, 1 mo. LIBOR + 4.75%, 4.90%, 10/30/26 (b)	431,233	427,891

		603,745

Communications Equipment — 0.0%
CommScope, Inc., 2019 Term Loan B, 1 mo. LIBOR + 3.25%, 3.40%, 04/06/26 (b),(f)	637,984	620,554
MLN US HoldCo LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 4.66%, 11/30/25 (b),(f)	278,120	236,828
Plantronics Inc, 2018 Term Loan B, 0.00%, 07/02/25 (b),(f),(p)	61,438	57,572

		914,954

Construction Materials Manufacturing — 0.0%
Forterra Finance, LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.00%, 4.00%, 10/25/23 (b),(f)	372,738	368,467
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1 mo. LIBOR + 2.50%, 2.65%, 02/01/27 (b),(f)	384,559	373,822

		742,289

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary Services — 0.0%
GT Polaris, Inc., Term Loan B, 3 mo. LIBOR + 4.00%, 5.00%, 08/04/27 (b)	$371,250	$368,117

Consumer Finance — 0.1%
Apollo Commercial Real Estate Finance, Inc, Term Loan B, 1 mo. LIBOR + 2.75%, 2.90%, 05/15/26 (b),(d),(f)	1,329,400	1,262,930
Ocwen Loan Servicing, LLC 2016 Term Loan B, 7.000%, 05/16/22 (b),(d),(f)	3,890,586	3,856,544

		5,119,474

Consumer Products — 0.1%
Kronos Acquisition Holdings Inc 2015 Term Loan B, 5.000%, 05/15/23	1,988,409	1,973,058
Sunshine Luxembourg VII SARL, USD Term Loan B1, 6 mo. LIBOR + 4.25%, 5.32%, 10/01/26 (b),(f)	493,554	490,238

		2,463,296

Consumer Services — 0.3%
Agro Merchants NAI Holdings LLC, 2017 1st Lien Term Loan B, 3 mo. LIBOR + 3.75%, 4.75%, 12/06/24 (b),(d),(f)	5,613,267	5,486,968
Allied Universal Holdco LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.25%, 4.40%, 07/10/26 (b),(f)	817,158	807,238
Cast and Crew Payroll, LLC, 2019 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 3.90%, 02/09/26 (b),(f)	1,116,923	1,063,032
CHG Healthcare Services Inc., 2017 1st Lien Term Loan B, 6 mo. LIBOR + 3.00%, 4.00%, 06/07/23 (b),(f)	508,560	499,299
Conservice Midco, LLC, 2020 Term Loan B, 3 mo. LIBOR + 4.25%, 4.47%, 05/13/27 (b),(d),(f)	343,834	339,535
Guidehouse LLP, 2018 Term Loan, 1 mo. LIBOR + 4.50%, 4.65%, 05/01/25 (b),(d),(f)	260,518	257,751
LegalZoom.com, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 4.65%, 11/21/24 (b),(f)	1,719,505	1,696,584
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 3.97%, 05/23/25 (b),(f)	136,956	133,190
Prime Security Services Borrower, LLC 2019 Term Loan B1 ,4.250%, 09/23/26 (b),(f)	1,887,055	1,867,845
TKC Holdings, Inc. 2017 1st Lien Term Loan, 4.750%, 02/01/23 (b),(f)	3,867,062	3,621,156

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 4.75%, 08/25/24 (b),(f)	$612,353	$603,168

		16,375,766

Containers & Packaging — 0.2%
Berlin Packaging LLC,
2018 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 3.16%, 11/07/25 (b),(f)	295,226	285,817
2018 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 3.23%, 11/07/25 (b),(f)	2,490	2,410
Charter NEX US, Inc., Incremental Term Loan, 1 mo. LIBOR + 3.25%, 3.40%, 05/16/24 (b),(f)	966,115	940,958
Flex Acquisition Company, Inc.,
1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 4.00%, 12/29/23 (b),(f)	1,689,994	1,649,856
2018 Incremental Term Loan, 3 mo. LIBOR + 3.25%, 3.55%, 06/29/25 (b),(f)	359,789	348,546
Fort Dearborn Company 2016 2nd Lien Term Loan, 9.516%, 10/21/24 (b),(f)	2,457,491	2,291,610
Proampac PG Borrower LLC,
2016 1st Lien Term Loan, 0.00%, 11/20/23 (b),(f),(p)	302,231	298,000
2016 1st Lien Term Loan, 4.50%, 11/20/23 (b),(f)	78,046	76,954
Reynolds Group Holdings Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.75%, 2.90%, 02/05/23 (b),(f)	385,166	380,016
Ring Container Technologies Group, LLC, 1st Lien Term Loan, 1 mo. LIBOR + 2.75%, 2.90%, 10/31/24 (b),(f)	1,080,147	1,049,546
TricorBraun Holdings, Inc., 2016 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 4.75%, 11/30/23 (b),(f)	12,296	12,153
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. LIBOR + 3.00%, 4.00%, 10/17/24 (b),(d),(f)	984,819	958,968

		8,294,834

Distributors—Consumer Discretionary — 0.0%
KAR Auction Services, Inc., 2019 Term Loan B6, 1 mo. LIBOR + 2.25%, 2.44%, 09/19/26 (b),(d),(f)	391,224	376,553

Educational Services — 0.1%
Cambium Learning Group, Inc., Term Loan B, 3 mo. LIBOR + 4.50%, 4.72%, 12/18/25 (b),(d),(f)	1,130,007	1,113,057

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
KUEHG Corp., 2018 Incremental Term Loan, 3 mo. LIBOR + 3.75%, 4.75%, 02/21/25 (b),(f)	$839,937	$766,182
Learning Care Group, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 03/13/25 (b),(f)	198,473	179,991
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.25%, 4.47%, 07/30/25 (b),(f)	888,892	841,488

		2,900,718

Electrical Equipment Manufacturing — 0.0%
Brookfield WEC Holdings Inc., 2020 Term Loan, 1 mo. LIBOR + 3.00%, 3.75%, 08/01/25 (b),(f)	994,194	967,917
Vertiv Group Corporation, Term Loan B, 1 mo. LIBOR + 3.00%, 3.16%, 03/02/27 (b),(f)	203,480	200,021

		1,167,938

Entertainment Contents — 0.0%
Diamond Sports Group, LLC, Term Loan, 1 mo. LIBOR + 3.25%, 3.40%, 08/24/26 (b),(f)	1,085,910	837,964
Univision Communications Inc., 2020 Replacement Term Loan, 1 mo. LIBOR + 3.75%, 4.75%, 03/15/26 (b),(f)	664,726	645,974

		1,483,938

Entertainment Resources — 0.1%
Alterra Mountain Company, 2020 Term Loan B, 1 mo. LIBOR + 4.50%, 5.50%, 08/01/26 (b),(d),(f)	187,299	184,958
Bulldog Purchaser, Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 3.90%, 09/05/25 (b),(f)	4,361,858	3,753,379
Cinemark USA, Inc., 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 1.90%, 03/31/25 (b),(f)	52,956	47,206
Crown Finance US, Inc., 2018 USD Term Loan, 6 mo. LIBOR + 2.25%, 2.52%, 02/28/25 (b),(f)	493,627	326,342
Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.000%, 03/08/24 (b),(f)	520,911	397,914
Life Time Fitness Inc 2017 Term Loan B, 3.750%, 06/10/22 (b),(f)	1,823,257	1,651,561
NASCAR Holdings, Inc, Term Loan B, 1 mo. LIBOR + 2.75%, 2.89%, 10/19/26 (b),(f)	114,858	111,891
UFC Holdings, LLC, 2019 Term Loan, 6 mo. LIBOR + 3.25%, 4.25%, 04/29/26 (b),(f)	389,990	382,677
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.75%, 2.90%, 05/18/25 (b),(f)	536,601	456,781

		7,312,709

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Entertainment Resources — 0.0%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 3 mo. LIBOR + 3.00%, 3.22%, 04/22/26 (b),(f)	$142,796	$91,167

Exploration & Production — 0.0%
Par Pacific Holdings, Inc. Term Loan B, 7.020%, 01/12/26 (b),(d),(f)	1,838,958	1,632,075

Financial Services — 0.2%
Advisor Group, Inc., 2019 Term Loan B, 1 mo. LIBOR + 5.00%, 5.15%, 07/31/26 (b),(f)	368,446	355,959
AqGen Ascensus, Inc., 2020 Term Loan, 1 mo. LIBOR + 4.00%, 5.00%, 12/13/26 (b),(f)	476,853	472,981
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, 0.00%, 10/30/26 (b),(p)	569,566	566,479
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 1 mo. LIBOR + 3.75%, 4.75%, 04/09/27 (b),(f)	1,738,618	1,725,943
Getty Images, Inc., 2019 USD Term Loan B, 1 mo. LIBOR + 4.50%, 4.69%, 02/19/26 (b),(f)	1,862,814	1,732,417
GI Revelation Acquisition LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 5.00%, 5.15%, 04/16/25 (b),(d),(f)	95,583	91,760
IG Investment Holdings, LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.00%, 05/23/25 (b),(f)	2,069,440	2,035,170
LDiscovery, LLC, Term Loan, 3 mo. LIBOR + 5.88%, 6.88%, 12/09/22 (b),(d),(f)	219,762	208,224
Minotaur Acquisition, Inc., Term Loan B, 1 mo. LIBOR + 5.00%, 5.15%, 03/27/26 (b),(f)	1,967,371	1,872,288
NFP Corp., 2020 Term Loan, 1 mo. LIBOR + 3.25%, 3.40%, 02/15/27 (b),(f)	829,417	795,552
Quidditch Acquisition, Inc., 2018 Term Loan B, 3 mo. LIBOR + 7.00%, 8.00%, 03/21/25 (b),(d),(f)	198,499	181,627

		10,038,400

Food & Beverage — 0.0%
CHG PPC Parent LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.75%, 2.90%, 03/31/25 (b),(d),(f)	781,200	749,952
Chobani, LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.50%, 4.50%, 10/10/23 (b),(f)	352,551	348,144
Dole Food Company Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 3.75%, 04/06/24 (b),(f)	294,000	289,284
Hostess Brands, LLC 2019 Term Loan, 3.000%, 08/03/25 (b),(f)	705,829	693,082

		2,080,462

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Forest & Paper Products — 0.0%
Vertical Midco GmbH, USD Term Loan B, 3 mo. LIBOR + 4.25%, 4.57%, 07/30/27 (b)	$759,608	$752,422

Gaming, Lodging & Restaurants — 0.0%
K-Mac Holdings Corp,
2018 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 3.15%, 03/14/25 (b)	621,841	597,900
2018 2nd Lien Term Loan, 1 mo. LIBOR + 6.75%, 6.91%, 03/16/26 (b)	163,739	155,484
Tacala, LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 3.40%, 02/05/27 (b)	157,292	151,450

		904,834

Hardware — 0.0%
Cardtronics USA, Inc., Term Loan B, 1 mo. LIBOR + 4.00%, 5.00%, 06/29/27 (b),(d),(f)	631,424	628,267
EXC Holdings III Corp., USD 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.50%, 4.50%, 12/02/24 (b),(d),(f)	275,597	271,981
TTM Technologies, Inc., 2017 Term Loan, 1 mo. LIBOR + 2.50%, 2.66%, 09/28/24 (b),(d),(f)	149,307	146,321

		1,046,569

Health Care Facilities & Services — 0.3%
Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, 03/01/24 (b),(f)	724,525	708,339
New Millennium HoldCo, Inc. 2020 Term Loan, 6.500%, 05/01/25 (b),(d)	2,316,060	2,316,060
Quorum Health Corporation 2020 Term Loan, 9.250%, 04/29/25 (b),(f)	13,775,249	12,759,324

		15,783,723

Health Care Facilities & Services — 0.7%
American Renal Holdings Inc., 2017 Term Loan B, 1 mo. LIBOR + 5.00%, 5.15%, 06/21/24 (b),(f)	115,645	111,308
Catalent Pharma Solutions Inc., Term Loan B2, 1 mo. LIBOR + 2.25%, 3.25%, 05/18/26 (b),(f)	394,000	391,538
CDRH Parent, Inc. New 1st Lien Term Loan, 5.250%, 07/01/21 (b),(f)	583,708	421,892
Comet Acquisition, Inc., Term Loan, 3 mo. LIBOR + 3.25%, 3.47%, 10/24/25 (b),(f)	111,459	108,951
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 3.90%, 10/10/25 (b),(f)	1,857,416	1,335,686

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
eResearchTechnology, Inc., 2020 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 5.50%, 02/04/27 (b),(f)	$222,926	$221,765
ExamWorks Group, Inc., 2017 Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 07/27/23 (b)	974,809	966,767
GHX Ultimate Parent Corporation, 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 06/28/24 (b),(f)	753,136	735,565
Global Medical Response, Inc., 2017 Term Loan B2, 3 mo. LIBOR + 4.25%, 5.25%, 03/14/25 (b),(f)	1,761,122	1,702,424
Heartland Dental, LLC,
2018 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 3.65%, 04/30/25 (b),(f)	1,876,153	1,722,928
Incremental Term Loan, 1 mo. LIBOR + 4.50%, 4.64%, 04/30/25 (b),(d),(f)	559,203	515,166
Jaguar Holding Company II, 2018 Term Loan, 1 mo. LIBOR + 2.50%, 3.50%, 08/18/22 (b),(f)	974,571	970,137
Onex TSG Intermediate Corp., 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.00%, 07/31/22 (b),(f)	687,892	650,746
Packaging Coordinators Midco, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 5.00%, 06/30/23 (b),(d),(f)	47,628	47,449
Pathway Vet Alliance LLC, 2020 Term Loan, 1 mo. LIBOR + 4.00%, 4.15%, 03/31/27 (b),(f)	588,384	578,528
Pearl Intermediate Parent LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.75%, 2.90%, 02/14/25 (b),(f)	1,200,041	1,159,167
Phoenix Guarantor Inc, 2020 Term Loan B, 1 mo. LIBOR + 3.25%, 3.40%, 03/05/26 (b),(f)	977,662	950,532
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.75%, 3.90%, 11/17/25 (b),(f)	558,016	541,275
Surgery Center Holdings, Inc., 2017 Term Loan B, 1 mo. LIBOR + 3.25%, 4.25%, 09/03/24 (b),(f)	2,010,105	1,889,499
Team Health Holdings, Inc. 1st Lien Term Loan, 3.750%, 02/06/24 (b),(f)	14,285,266	11,944,054
U.S. Anesthesia Partners, Inc., 2017 Term Loan, 6 mo. LIBOR + 3.00%, 4.00%, 06/23/24 (b),(f)	1,019,024	960,430
Wink Holdco, Inc 2nd Lien Term Loan B, 7.750%, 12/01/25 (b),(f)	7,981,327	7,974,703

		35,900,510

Home Improvement — 0.1%
AI Aqua Merger Sub, Inc. 2017 1st Lien Term Loan B ,4.250%, 12/13/23 (b),(d),(f)	584,268	569,662

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
American Bath Group, LLC 2018 Term Loan B, 5.000%, 09/30/23 (b),(f)	$146,103	$145,794
Apex Tool Group, LLC, 2019 Term Loan B, 1 mo. LIBOR + 5.25%, 6.50%, 08/01/24 (b),(f)	520,570	492,459
Cornerstone Building Brands, Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 3.90%, 04/12/25 (b),(f)	762,816	747,323
MI Windows and Doors, LLC, Term Loan B, 3 mo. LIBOR + 5.50%, 6.50%, 11/06/26 (b),(f)	328,208	328,208
Tamko Building Products, Inc, Term Loan B, 1 mo. LIBOR + 3.25%, 3.40%, 06/01/26 (b),(d),(f)	643,748	632,483

		2,915,929

Industrial Other — 0.1%
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan ,5.250%, 06/21/24 (b),(f)	1,038,580	964,416
Core & Main LP 2017 Term Loan B, 3.750%, 08/01/24 (b),(f)	473,909	463,393
DG Investment Intermediate Holdings 2, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 3.75%, 02/03/25 (b),(f)	185,287	177,529
QualTek USA, LLC 2018 1st Lien Term Loan, 7.250%, 07/18/25 (b),(f)	5,971,365	5,414,057

		7,019,395

Industrial Services — 0.0%
Tutor Perini Corporation, Term Loan B, 3 mo. LIBOR + 4.75%, 5.75%, 08/13/27 (b),(d)	868,749	855,717

Insurance — 0.0%
Ryan Specialty Group, LLC, Term Loan, 1 mo. LIBOR + 3.25%, 4.00%, 09/01/27 (b),(d)	252,968	250,281

Internet Media — 0.1%
Ancestry.com Operations Inc.,
2019 Extended Term Loan B, 1 mo. LIBOR + 4.25%, 4.40%, 08/27/26 (b),(f)	207,309	206,716
Non-Extended Term Loan B, 0.00%, 10/19/23 (b),(f),(p)	330,811	330,150
Micro Holding Corp., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 3.65%, 09/13/24 (b),(f)	393,909	382,584
Web.com Group, Inc.,
2018 2nd Lien Term Loan, 1 mo. LIBOR + 7.75%, 7.90%, 10/09/26 (b),(f)	101,708	95,859
2018 Term Loan B, 1 mo. LIBOR + 3.75%, 3.90%, 10/10/25 (b),(f)	1,784,597	1,720,798

		2,736,107

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Machinery — 0.0%
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 6 mo. LIBOR + 3.00%, 4.21%, 10/31/25 (b),(d)	$83,790	$77,087

Machinery Manufacturing — 0.2%
Engineered Machinery Holdings, Inc.,
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 4.00%, 07/19/24 (b),(f)	266,902	259,896
USD 2nd Lien Term Loan, 8.25%, 07/18/25 (b),(f)	8,435,663	8,266,950
Titan Acquisition Limited, 2018 Term Loan B, 3 mo. LIBOR + 3.00%, 3.22%, 03/28/25 (b),(f)	973,881	917,581
Wash Multifamily Acquisition Inc., Canadian 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 4.25%, 05/14/22 (b),(f)	51,811	50,717
WASH Multifamily Laundry Systems, LLC, 2015 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 4.25%, 05/14/22 (b),(f)	347,718	340,378

		9,835,522

Manufactured Goods — 0.1%
Hillman Group Inc. (The), 2018 Term Loan B, 1 mo. LIBOR + 4.00%, 4.15%, 05/31/25 (b),(f)	1,095,358	1,069,037
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, 0.00%, 09/06/25 (b),(f),(p)	399,309	370,295
Tecomet Inc., 2017 Repriced Term Loan, 3 mo. LIBOR + 3.50%, 4.68%, 05/01/24 (b),(f)	382,778	373,928
WireCo WorldGroup, Inc. 1st Lien Term Loan, 6.000%, 09/30/23 (b),(f)	4,780,697	4,133,295

		5,946,555

Materials — 0.0%
Graham Packaging Company Inc., Term Loan, 1 mo. LIBOR + 3.75%, 4.50%, 08/04/27 (b)	363,479	360,906
Reynolds Group Holdings Inc., 2020 Term Loan, 0.00%, 02/03/26 (b),(p)	426,313	418,213

		779,119

Media — 0.0%
Nielsen Finance LLC, 2020 USD Term Loan B5, 0.00%, 06/04/25 (b)	164,464	164,135

Medical Equipment & Devices Manufacturing — 0.0%
Albany Molecular Research, Inc.,
2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 08/30/24 (b),(f)	160,358	157,919

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2017 2nd Lien Term Loan, 3 mo. LIBOR + 7.00%, 8.00%, 08/30/25 (b),(f)	$14,030	$13,797
Athenahealth, Inc., 2019 Term Loan B, 3 mo. LIBOR + 4.50%, 4.75%, 02/11/26 (b),(f)	993,613	976,224
CPI Holdco, LLC, 2019 Term Loan, 1 mo. LIBOR + 4.25%, 4.40%, 11/04/26 (b),(d),(f)	171,475	170,189
CPI International Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 4.50%, 07/26/24 (b),(f)	180,858	174,528
Sotera Health Holdings, LLC, 2019 Term Loan, 0.00%, 12/11/26 (b),(f),(p)	308,927	307,382

		1,800,039

Pharmaceuticals — 0.1%
Alphabet Holding Company, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 3.65%, 09/26/24 (b),(f)	1,757,223	1,704,823
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.50%, 3.69%, 05/04/25 (b),(f)	488,926	459,591
Arbor Pharmaceuticals, Inc., Term Loan B, 3 mo. LIBOR + 5.00%, 6.00%, 07/05/23 (b),(f)	681,008	628,659
Bausch Health Companies Inc.,
2018 Term Loan B, 1 mo. LIBOR + 3.00%, 3.15%, 06/02/25 (b),(f)	219,071	214,462
Term Loan B, 1 mo. LIBOR + 2.75%, 2.90%, 11/27/25 (b),(f)	573,058	558,731
Endo Luxembourg Finance Company I S.a r.l., 2017 Term Loan B, 3 mo. LIBOR + 4.25%, 5.00%, 04/29/24 (b),(f)	447,180	424,821

		3,991,087

Property & Casualty Insurance — 0.2%
Alliant Holdings Intermediate, LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.75%, 2.90%, 05/09/25 (b),(f)	384,515	372,933
AmWINS Group, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 3.75%, 01/25/24 (b),(f)	646,842	640,225
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, 1 mo. LIBOR + 4.50%, 5.50%, 02/12/27 (b),(f)	322,923	321,444
AssuredPartners, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.50%, 3.65%, 02/12/27 (b),(f)	843,658	818,045
Asurion LLC,
2017 2nd Lien Term Loan, 1 mo. LIBOR + 6.50%, 6.65%, 08/04/25 (b),(f)	1,075,414	1,075,640
2017 Term Loan B4, 1 mo. LIBOR + 3.00%, 3.15%, 08/04/22 (b),(f)	420,322	414,979

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2018 Term Loan B6, 1 mo. LIBOR + 3.00%, 3.15%, 11/03/23 (b),(f)	$393,740	$387,507
2018 Term Loan B7, 1 mo. LIBOR + 3.00%, 3.15%, 11/03/24 (b),(f)	1,190,863	1,169,285
Broadstreet Partners, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.25%, 3.40%, 01/27/27 (b),(f)	386,910	375,883
Hub International Limited,
2018 Term Loan B, 3 mo. LIBOR + 3.00%, 3.26%, 04/25/25 (b),(f)	1,343,442	1,296,676
2019 Incremental Term Loan B, 3 mo. LIBOR + 4.00%, 5.00%, 04/25/25 (b),(f)	1,266,362	1,260,423
Sedgwick Claims Management Services, Inc.,
2018 Term Loan B, 1 mo. LIBOR + 3.25%, 3.40%, 12/31/25 (b),(f)	393,985	379,459
2019 Term Loan B, 1 mo. LIBOR + 4.00%, 4.15%, 09/03/26 (b),(f)	247,207	243,230
USI, Inc.,
2017 Repriced Term Loan, 3 mo. LIBOR + 3.00%, 3.22%, 05/16/24 (b),(f)	467,548	451,572
2019 Incremental Term Loan B, 3 mo. LIBOR + 4.00%, 4.22%, 12/02/26 (b),(f)	401,682	396,994

		9,604,295

Publishing & Broadcasting — 0.2%
A-L Parent LLC,
2016 1st Lien Term Loan, 4.25%, 12/01/23 (b),(f)	5,018,968	4,251,467
2016 2nd Lien Term Loan, 8.25%, 12/02/24 (b),(f)	857,047	368,530
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. LIBOR + 3.50%, 3.76%, 08/21/26 (b),(f)	744,150	675,502
Entercom Media Corp., 2019 Term Loan, 1 mo. LIBOR + 2.50%, 2.64%, 11/18/24 (b),(f)	1,566,680	1,470,720
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.00%, 3.15%, 05/01/26 (b),(f)	1,358,660	1,286,271
LBI Media, Inc., Exit Term Loan, 3 mo. LIBOR + 7.50%, 8.50%, 04/16/26 (b),(d)	198,706	131,146
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. LIBOR + 2.75%, 2.91%, 09/18/26 (b),(f)	1,530,972	1,495,255
Recorded Books Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.00%, 4.16%, 08/29/25 (b),(d),(f)	350,252	347,188

		10,026,079

Recreation Facilities & Services — 0.0%
Motion Finco Sarl,
Delayed Draw Term Loan B2, 3 mo. LIBOR + 3.25%, 3.47%, 11/12/26 (b)	15,059	12,996

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
USD Term Loan B1, 3 mo. LIBOR + 3.25%, 3.47%, 11/12/26 (b)	$112,885	$97,419

		110,415

Refining & Marketing — 0.2%
CITGO Holding Inc. 2019 Term Loan B, 8.000%, 08/01/23 (b),(f)	5,845,858	5,473,184
Citgo Petroleum Corporation 2019 Term Loan B, 6.000%, 03/28/24 (b),(f)	5,390,206	5,098,218
Gulf Finance, LLC Term Loan B, 6.250%, 08/25/23 (b),(f)	135,824	95,417

		10,666,819

Renewable Energy — 0.0%
Granite Acquisition Inc., Term Loan B, 3 mo. LIBOR + 3.50%, 4.50%, 12/19/21 (b),(f)	302,695	300,183

Restaurants — 0.0%
IRB Holding Corp 2020 Term Loan B, 3.750%, 02/05/25 (b),(f)	453,571	432,340
Whatabrands LLC, 2020 Term Loan B, 1 mo. LIBOR + 2.75%, 2.91%, 07/31/26 (b),(f)	546,668	533,941

		966,281

Retail—Consumer Discretionary — 0.2%
Academy, Ltd., 2015 Term Loan B, 0.00%, 07/01/22 (b),(f),(p)	2,085,277	2,034,188
Avis Budget Car Rental, LLC, 2020 Term Loan B, 1 mo. LIBOR + 2.25%, 2.40%, 08/06/27 (b),(f)	267,021	234,711
Bass Pro Group, LLC Term Loan B, 5.750%, 09/25/24 (b),(f)	1,044,612	1,033,519
CNT Holdings III Corp, 2017 Term Loan, 1 mo. LIBOR + 3.00%, 4.00%, 01/22/23 (b),(f)	440,110	439,194
Harbor Freight Tools USA, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.50%, 3.25%, 08/18/23 (b),(f)	382,470	376,553
LBM Borrower, LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 4.75%, 08/20/22 (b),(f)	203,788	203,585
Michaels Stores, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.50%, 3.50%, 01/30/23 (b),(f)	167,567	166,562
Petco Animal Supplies, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.25%, 4.25%, 01/26/23 (b),(f)	1,647,292	1,509,842
PetSmart, Inc. Consenting Term Loan, 4.500%, 03/11/22 (b),(f)	1,849,145	1,843,523
Priso Acquisition Corporation, 2017 Term Loan B, 6 mo. LIBOR + 3.00%, 4.18%, 05/08/22 (b),(f)	164,151	159,157

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SiteOne Landscape Supply, Inc., 2018 Term Loan E, 1 mo. LIBOR + 2.75%, 3.75%, 10/29/24 (b),(f)	$40,281	$39,878
SRS Distribution Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 3.15%, 05/23/25 (b),(f)	2,192,726	2,130,716
Wand NewCo 3, Inc.,
2020 Term Loan, 1 mo. LIBOR + 3.00%, 3.15%, 02/05/26 (b),(f)	151,975	146,418
2020 Term Loan, 3 mo. LIBOR + 3.00%, 4.07%, 02/05/26 (b),(f)	380,669	366,752

		10,684,598

Software & Services — 0.7%
Access CIG, LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 3.91%, 02/27/25 (b),(f)	1,651,853	1,609,533
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 09/19/24 (b),(f)	753,563	748,145
Ascend Learning, LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.00%, 4.00%, 07/12/24 (b),(f)	130,031	128,080
Banff Merger Sub Inc, 2018 USD Term Loan B, 1 mo. LIBOR + 4.25%, 4.40%, 10/02/25 (b),(f)	1,728,093	1,673,503
Blackboard, Inc. 2019 Term Loan B5, 7.000%, 06/30/24 (b),(f)	4,699,837	4,557,386
Brave Parent Holdings, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 4.15%, 04/18/25 (b),(f)	1,025,061	1,009,685
CCC Information Services, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 4.00%, 04/29/24 (b),(f)	654,612	649,022
ConvergeOne Holdings, Inc., 2019 Term Loan, 1 mo. LIBOR + 5.00%, 5.15%, 01/04/26 (b),(f)	282,517	257,443
CT Technologies Intermediate Holdings, Inc., New 1st Lien Term Loan, 1 mo. LIBOR + 4.25%, 5.25%, 12/01/21 (b),(f)	272,834	261,752
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.00%, 4.15%, 10/16/26 (b),(f)	728,049	717,812
DiscoverOrg, LLC, 2019 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 3.90%, 02/02/26 (b),(f)	313,433	310,038
Dun & Bradstreet Corporation (The), Term Loan, 1 mo. LIBOR + 3.75%, 3.89%, 02/06/26 (b),(f)	878,263	868,163
ECI Macola Max Holdings LLC, 1st Lien Term Loan, 1 mo. LIBOR + 4.25%, 5.25%, 09/27/24 (b),(d),(f)	551,011	547,225
Epicor Software Corporation, 2020 Term Loan, 1 mo. LIBOR + 4.25%, 5.25%, 07/30/27 (b),(f)	800,862	798,972
Finastra USA, Inc. USD 1st Lien Term Loan, 4.500%, 06/13/24 (b),(f)	581,096	542,017

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Flexera Software LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 4.25%, 02/26/25 (b),(f)	$393,939	$390,678
Genuine Financial Holdings, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 3.90%, 07/11/25 (b),(f)	447,664	407,056
GlobalLogic Holdings Inc., 2020 Incremental Term Loan B2, 1 mo. LIBOR + 3.75%, 4.50%, 08/13/27 (b),(d),(f)	205,059	203,008
Help/Systems Holdings, Inc, 2019 Term Loan B, 3 mo. LIBOR + 4.75%, 5.75%, 11/19/26 (b),(d),(f)	773,768	766,518
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 4.00%, 07/01/24 (b),(f)	1,274,668	1,268,027
Imperva, Inc., 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.00%, 01/12/26 (b),(f)	1,416,431	1,390,128
Informatica LLC, 2020 USD 2nd Lien Term Loan, 0.00%, 02/25/25 (b)	77,519	78,618
MA FinanceCo., LLC, 2020 USD Term Loan B, 3 mo. LIBOR + 4.25%, 5.25%, 06/05/25 (b),(f)	556,464	552,752
McAfee, LLC, 2018 USD Term Loan B, 1 mo. LIBOR + 3.75%, 3.90%, 09/30/24 (b),(f)	689,447	683,608
Mitchell International, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 3.40%, 11/29/24 (b),(f)	1,308,224	1,247,862
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.75%, 3.75%, 06/07/23 (b),(f)	905,707	890,183
Perforce Software, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.75%, 3.90%, 07/01/26 (b),(f)	671,167	657,743
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.50%, 4.50%, 04/26/24 (b),(f)	1,487,785	1,458,030
Project Angel Holdings LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 4.82%, 05/30/25 (b),(d),(f)	503,487	494,676
Project Boost Purchaser, LLC, 2019 Term Loan B, 1 mo. LIBOR + 3.50%, 3.65%, 06/01/26 (b),(f)	395,192	383,008
Project Leopard Holdings, Inc.,
2018 Term Loan, 3 mo. LIBOR + 4.50%, 5.50%, 07/07/23 (b),(f)	118,205	115,840
2019 Term Loan, 3 mo. LIBOR + 4.25%, 5.25%, 07/07/23 (b),(f)	512,677	502,849
Quest Software US Holdings Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.25%, 4.51%, 05/16/25 (b),(f)	1,601,200	1,565,172
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 4.00%, 11/03/23 (b),(f)	727,196	712,565

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Rocket Software, Inc., 2018 Term Loan, 1 mo. LIBOR + 4.25%, 4.40%, 11/28/25 (b),(f)	$1,193,939	$1,168,425
Sabre GLBL Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.00%, 2.15%, 02/22/24 (b),(f)	146,508	136,332
Sophia, L.P., 2020 1st Lien Term Loan, 0.00%, 10/07/27 (b),(p)	657,555	652,788
Surf Holdings, LLC, USD Term Loan, 3 mo. LIBOR + 3.50%, 3.75%, 03/05/27 (b),(f)	316,919	309,392
Syncsort Incorporated,
2018 Term Loan B, 3 mo. LIBOR + 6.25%, 6.51%, 08/16/24 (b),(f)	92,122	90,538
Term Loan B, 3 mo. LIBOR + 6.00%, 7.00%, 08/16/24 (b),(f)	439,882	432,734
TierPoint, LLC, 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 4.75%, 05/06/24 (b),(f)	1,789,463	1,736,621
Ultimate Software Group Inc(The), Term Loan B, 1 mo. LIBOR + 3.75%, 3.90%, 05/04/26 (b),(f)	1,734,498	1,717,639
Veritas US Inc., 2020 USD Term Loan B, 3 mo. LIBOR + 5.50%, 6.50%, 09/01/25 (b),(f)	1,547,240	1,512,427
Verscend Holding Corp., 2018 Term Loan B, 1 mo. LIBOR + 4.50%, 4.65%, 08/27/25 (b),(f)	550,849	544,652
VS Buyer, LLC, Term Loan B, 1 mo. LIBOR + 3.25%, 3.40%, 02/28/27 (b),(f)	70,606	69,253
VT Topco, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 3.40%, 08/01/25 (b),(d),(f)	96,398	91,578
Weld North Education, LLC, Term Loan B, 3 mo. LIBOR + 4.25%, 4.40%, 02/15/25 (b),(d),(f)	111,457	110,273

		37,019,749

Specialty Finance — 0.0%
PI US MergerCo, Inc., USD 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.50%, 4.50%, 01/03/25 (b)	352,046	338,626

Transportation & Logistics — 0.0%
Atlantic Aviation FBO Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.75%, 3.90%, 12/06/25 (b),(f)	168,032	163,691
IBC Capital Limited, 2018 1st Lien Term Loan, 3 mo. LIBOR + 3.75%, 3.98%, 09/11/23 (b),(f)	553,836	518,878
Lineage Logistics Holdings, LLC, 2018 Term Loan, 1 mo. LIBOR + 3.00%, 4.00%, 02/27/25 (b),(f)	448,520	441,653

		1,124,222

Travel & Lodging — 0.0%
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 4.26%, 03/29/24 (b),(f)	1,969,221	1,426,976

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount		Value
Diamond Resorts International, Inc., 2018 Term Loan B, Citibank, N.A., 1 mo. LIBOR + 3.75%, 4.75%, 09/02/23 (b),(f)	$98,734		$87,298
Hornblower Sub, LLC 2018 Term Loan B ,5.500%, 04/27/25 (b),(f)	209,526		174,535
Marriott Ownership Resorts, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.75%, 1.90%, 08/29/25 (b),(f)	99,499		94,897
SMB Shipping Logistics, LLC, 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 5.00%, 02/02/24 (b),(d),(f)	308,402		294,524

			2,078,230

Waste & Environmental Services & Equipment — 0.0%
EnergySolutions, LLC, 2018 Term Loan B, 3 mo. LIBOR + 3.75%, 4.75%, 05/09/25 (b),(f)	550,294		524,155
ERM Emerald US Inc., USD Term Loan B1, 3 mo. LIBOR + 3.25%, 3.47%, 07/10/26 (b)	308,467		302,683
GFL Environmental Inc. 2018 USD Term Loan B, 4.000%, 05/30/25 (b),(f)	219,079		217,874

			1,044,712

Wireless Telecommunications Services — 0.0%
Iridium Satellite LLC, Term Loan, 1 mo. LIBOR + 3.75%, 4.75%, 11/04/26 (b),(f)	270,689		269,820
Telesat Canada, Term Loan B5, 1 mo. LIBOR + 2.75%, 2.90%, 12/07/26 (b),(f)	746,496		719,749

			989,569

Wireline Telecommunications Services — 0.1%
CenturyLink, Inc., 2020 Term Loan B, 1 mo. LIBOR + 2.25%, 2.40%, 03/15/27 (b),(f)	1,620,244		1,553,992
Colorado Buyer Inc 2nd Lien Term Loan, 8.250%, 05/01/25 (b),(f)	1,835,279		942,581
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, 6 mo. LIBOR + 4.50%, 5.50%, 11/01/24 (b),(f)	263,168		216,703

			2,713,276

Total North America			272,605,435

Oceania — 0.0%
Financial Services — 0.0%
Kiwi VFS Sub I Sarl, GBP 2017 1st Lien Term Loan, 0.00%, 07/29/24 (b),(p)	1,044,507	GBP	1,139,992

Total Oceania			1,139,992

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount		Value
South America — 0.1%
Cable & Satellite — 0.0%
Coral-US Co-Borrower, LLC, 2020 Term Loan B2, 1 mo. LIBOR + 2.25%, 2.40%, 01/31/28 (b),(f)	$260,383		$251,536

Iron & Steel — 0.1%
Samarco Mineracao S.A., Fixed Rate Term Loan, 0.00%, 03/25/21 (b),(d),(p)	11,623,127		5,985,910

Total South America			6,237,446

TOTAL BANK DEBT (COST $ 296,531,463)			289,774,132

CORPORATE BONDS & NOTES — 7.3%
Africa — 0.2%
Utilities — 0.2%
Eskom Holdings SOC Ltd.,
5.75%, 01/26/21 (m),(i)	4,371,000		4,263,211
8.45%, 08/10/28 (m)	4,535,000		4,164,264

			8,427,475

Total Africa			8,427,475

Asia — 0.1%
Financial Services — 0.1%
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (m)	3,032,000		3,213,423

Total Asia			3,213,423

Europe — 0.3%
Automobiles Manufacturing — 0.1%
Mclaren Finance plc, 5.00%, 08/01/22 (b),(m)	3,571,000	GBP	4,086,304

Banks — 0.1%
HSBC Bank plc, MTN, 0.00%, 10/15/20 (m),(e),(j)	25,275,000	EGP	1,597,718
ICBC Standard Bank plc, MTN, 0.00%, 03/04/21 (c),(e),(j)	$112,517,467		6,769,257

			8,366,975

Entertainment Resources — 0.0%
CPUK Finance Ltd., 4.25%, 02/28/47 (b),(e)	83,333	GBP	105,946

Restaurants — 0.1%
Stonegate Pub Co. Financing 2019 plc , 8.250%, 07/31/25 (b),(m),(e)	3,332,000		3,976,745

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount		Value
Wagamama Finance plc, 4.13%, 07/01/22 (b),(m),(i)	414,000	GBP	$494,075

			4,470,820

Total Europe			17,030,045

Middle East — 0.7%
Exploration & Production — 0.7%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27 (m),(g)	$36,800,000		39,054,810

Financial Services — 0.0%
MDC-GMTN BV, MTN, 4.50%, 11/07/28 (m)	1,379,000		1,649,904

Total Middle East			40,704,714

North America — 4.6%
Airlines — 0.1%
Delta Air Lines, Inc., 7.00%, 05/01/25 (b),(e)	607,000		666,377
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28 (b),(e)	209,000		216,837
United Airlines Holdings, Inc.,
4.88%, 01/15/25 (b)	1,037,000		891,820
5.00%, 02/01/24 (b)	1,571,000		1,374,625

			3,149,659

Banks — 0.1%
Promerica Financial Corp., 9.70%, 05/14/24 (c),(e)	3,400,000		3,340,500

Chemicals — 0.0%
LyondellBasell Industries NV,
0.00%, 08/15/15 (b)	980,469	EUR	0
0.00%, 08/15/49 (b)	$16,732,095		0

			0

Commercial Finance — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (b),(c),(e)	2,353,000		2,317,705

Consumer Finance — 0.2%
Curo Group Holdings Corp., 8.25%, 09/01/25 (b),(c),(e)	15,026,000		12,584,275

Consumer Products — 0.1%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (b),(c),(e)	7,044,000		7,140,855

Exploration & Production — 0.2%
Par Petroleum LLC / Petroleum Finance Corp., 7.75%, 12/15/25 (b),(c),(e)	12,479,000		11,043,915

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount		Value
Financial Services — 0.1%
Citigroup Global Markets Holdings, Inc., 0.00%, 10/22/20 (e),(j)	50,514,000	EGP	$3,190,102
MF Global Holdings Ltd., 6.75%, 08/08/16 (b),(d),(i),(n)	$436,000		135,160

			3,325,262

Food & Beverage — 0.0%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (b),(e)	873,000		901,372
Del Monte Foods, Inc., 11.88%, 05/15/25 (b),(e)	1,783,000		1,883,294

			2,784,666

Health Care Facilities & Services — 0.1%
BCPE Cycle Merger Sub II, Inc., 10.63%, 07/15/27 (b),(c),(e)	2,792,000		2,959,520
Surgery Center Holdings, Inc., 6.75%, 07/01/25 (b),(e)	1,388,000		1,382,656

			4,342,176

Home Improvement — 0.1%
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 07/15/25 (b),(c),(e)	4,383,000		4,175,728

Industrial Other — 0.4%
Brand Industrial Services, Inc., 8.50%, 07/15/25 (b),(e)	112,000		105,840
Michael Baker International LLC, 8.75%, 03/01/23 (b),(c),(e)	20,381,000		20,279,095

			20,384,935

Integrated Oils — 1.0%
Petroleos Mexicanos,
3.50%, 01/30/23	2,372,000		2,335,305
4.50%, 01/23/26	1,027,000		911,154
5.95%, 01/28/31 (e)	1,712,000		1,423,733
6.35%, 02/12/48	19,554,000		14,641,058
6.38%, 01/23/45	2,673,000		2,004,750
6.75%, 09/21/47	29,746,000		22,904,420
6.95%, 01/28/60 (e)	1,976,000		1,511,640
7.69%, 01/23/50 (m)	14,846,000		12,255,373

			57,987,433

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Internet Media — 0.1%
Getty Images, Inc., 9.75%, 03/01/27 (b),(c),(e)	$2,796,000	$2,726,100
Uber Technologies, Inc., 7.50%, 11/01/23 (b),(c),(e)	2,361,000	2,459,454

		5,185,554

Machinery Manufacturing — 0.1%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(c),(e)	4,110,000	4,253,850
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (b),(c),(e)	4,545,000	4,522,275

		8,776,125

Manufactured Goods — 0.1%
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp., 12.25%, 11/15/26 (b),(c),(e)	4,730,000	5,049,275
Hillman Group, Inc. (The), 6.38%, 07/15/22 (b),(e)	1,369,000	1,338,198

		6,387,473

Oil & Gas Services & Equipment — 0.1%
CSI Compressco LP / CSI Compressco Finance, Inc.,
7.25%, 08/15/22 (b),(c)	8,148,000	5,744,340
7.50%, 04/01/25 (b),(e)	1,726,000	1,517,793

		7,262,133

Pipeline — 0.7%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21 (b),(c),(e),(i)	21,665,000	21,502,512
Martin Midstream Partners LP / Martin Midstream Finance Corp.,
10.00%, 02/29/24 (b),(e)	3,151,352	3,269,528
11.50%, 02/28/25 (b),(c),(e)	14,311,133	12,880,020

		37,652,060

Real Estate — 0.1%
ESH Hospitality, Inc., 4.63%, 10/01/27 (b),(c),(e)	1,144,000	1,122,573
Senior Housing Properties Trust, 4.75%, 02/15/28 (b)	1,619,000	1,424,720
Service Properties Trust,
4.38%, 02/15/30 (b)	2,292,000	1,902,360
4.95%, 10/01/29 (b)	309,000	264,967

		4,714,620

Refining & Marketing — 0.1%
Citgo Holding, Inc., 9.25%, 08/01/24 (b),(c),(e)	4,263,000	4,060,508

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Retail — Consumer Discretionary — 0.4%
Carvana Co.,
5.63%, 10/01/25 (b),(e)	$523,000	$515,809
5.88%, 10/01/28 (b),(e)	2,089,000	2,062,888
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (b),(e)	7,543,000	7,561,857
Guitar Center, Inc.,
9.50%, 10/15/21 (b),(c),(e)	15,458,000	12,636,915
10.00%, 05/15/22 (b),(d),(e)	1,412,000	1,435,157

		24,212,626

Retail—Consumer Staples — 0.0%
SunOpta Foods, Inc., 9.50%, 10/09/22 (b),(e)	1,564,000	1,595,280

Software & Services — 0.1%
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (b),(e)	5,938,000	6,101,295

Supermarkets — 0.1%
Rite Aid Corp., 8.00%, 11/15/26 (b),(e)	3,040,000	3,036,200

Transportation & Logistics — 0.0%
BCD Acquisition, Inc., 9.63%, 09/15/23 (b),(e)	212,000	210,940

Travel & Lodging — 0.2%
Diamond Resorts International, Inc., 7.75%, 09/01/23 (b),(e),(i)	2,567,000	2,464,320
Marriott Ownership Resorts, Inc., 4.75%, 01/15/28 (b)	148,000	140,230
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(c),(e)	3,902,000	3,033,805
6.25%, 05/15/25 (b),(e)	69,000	54,165
13.00%, 05/15/25 (b),(c),(e)	3,305,000	3,825,537
VOC Escrow Ltd., 5.00%, 02/15/28 (b),(e)	1,770,000	1,567,105

		11,085,162

Utilities — 0.1%
Pacific Gas and Electric Co.,
3.15%, 01/01/26 (b)	1,076	1,104
4.50%, 07/01/40 (b)	3,126,076	3,173,920
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (b),(c),(e)	3,471,000	3,219,352

		6,394,376

Total North America		259,251,461

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount		Value
South America — 1.4%
Integrated Oils — 1.4%
Petrobras Global Finance BV,
5.09%, 01/15/30 (c)	$57,779,000		$60,717,062
6.75%, 06/03/50	368,000		398,577
6.90%, 03/19/49 (c)	13,952,000		15,516,020

			76,631,659

Metals & Mining — 0.0%
CSN Islands XI Corp., 6.75%, 01/28/28 (e)	1,972,000		1,893,514

Total South America			78,525,173

TOTAL CORPORATE BONDS & NOTES (COST $413,351,250)			407,152,291

SOVEREIGN DEBT — 13.5%
Angolan Government International Bond, MTN, 8.00%, 11/26/29 (m)	1,654,000		1,305,787
Argentine Republic Government International Bond,
0.13%, 07/09/35 - 07/09/46	11,858,250		4,506,190
1.00%, 07/09/29	485,806		221,289
Bahrain Government International Bond, 7.00%, 01/26/26 (m)	2,600,000		2,884,598
Costa Rica Government International Bond,
5.63%, 04/30/43 (m)	3,000,000		2,472,000
7.16%, 03/12/45 (m),(g)	30,000,000		27,315,000
Ecuador Government International Bond,
0.00%, 07/31/30 (e),(j)	3,021,419		1,401,334
0.50%, 07/31/30 - 07/31/40 (e)	46,840,819		26,442,798
Egypt Government International Bond,
4.55%, 11/20/23 (m),(g)	4,400,000		4,394,500
6.88%, 04/30/40 (m),(g)	2,300,000		2,137,873
7.90%, 02/21/48 (m),(g)	35,100,000		32,379,750
8.15%, 11/20/59 (e)	1,279,000		1,189,470
8.50%, 01/31/47 (m),(g)	12,500,000		12,075,775
8.70%, 03/01/49 (m)	2,462,000		2,395,920
8.88%, 05/29/50 (m),(e)	7,008,000		6,934,836
MTN, 6.20%, 03/01/24 (m),(g)	6,600,000		6,844,490
French Republic Government Bond OAT, 0.10%, 03/01/29 (b),(m)	8,080,543	EUR	10,434,508
Gabon Government International Bond,
6.38%, 12/12/24 (m)	$4,000,000		3,770,800
6.63%, 02/06/31 (c),(m),(e),(g)	56,800,000		50,664,941
HSBC Holdings PLC, 0.00%, 05/23/23 (d),(g)	42,857,143		42,816,964
Iraq International Bond,
5.80%, 01/15/28 (m),(g)	95,062,500		84,705,441
6.75%, 03/09/23 (m),(g)	11,000,000		10,477,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount		Value
Ivory Coast Government International Bond,
6.13%, 06/15/33 (m),(g)	$46,700,000		$43,624,338
6.38%, 03/03/28 (m)	3,200,000		3,194,464
Jordan Government International Bond, 7.38%, 10/10/47 (m),(g)	8,300,000		8,231,507
Kenya Government International Bond, 8.00%, 05/22/32 (m)	20,200,000		19,903,141
Kingdom Of Jordan,
4.95%, 07/07/25 (e)	2,099,000		2,090,598
5.85%, 07/07/30 (e)	1,404,000		1,360,154
Kingdom of Jordan, 7.38%, 10/10/47 (m)	20,200,000		20,033,306
Mexican Bonos,
7.75%, 05/29/31 (g)	340,000,000	MXN	17,335,441
8.50%, 05/31/29 - 11/18/38 (g)	729,600,000	MXN	38,846,622
Mexico Government International Bond,
4.75%, 04/27/32	$1,930,000		2,180,900
5.00%, 04/27/51	1,995,000		2,226,420
Nigeria Government International Bond,
7.14%, 02/23/30 (m),(e),(g)	32,900,000		31,179,330
7.63%, 11/21/25 (c),(m),(e),(g)	30,104,000		31,306,956
7.88%, 02/16/32 (m),(g)	3,800,000		3,620,716
8.75%, 01/21/31 (c),(e)	1,950,000		1,989,780
MTN, 7.63%, 11/28/47 (m),(g)	3,800,000		3,395,680
Paraguay Government International Bond, 4.63%, 01/25/23 (m)	8,792,000		9,297,540
Republic of Belarus International Bond, 6.20%, 02/28/30 (m),(g)	6,600,000		6,154,500
Republic of Belarus Ministry of Finance,
5.88%, 02/24/26 (m)	5,400,000		4,997,376
6.38%, 02/24/31 (m)	12,800,000		11,936,666
Russian Federal Bond - OFZ,
6.00%, 10/06/27	554,238,000	RUB	7,188,796
7.15%, 11/12/25	787,484,000	RUB	10,914,819
7.25%, 05/10/34	474,471,000	RUB	6,594,600
7.40%, 07/17/24	736,069,000	RUB	10,202,093
Russian Foreign Bond - Eurobond, 5.25%, 06/23/47 (m)	$3,000,000		3,971,892
Saudi Government International Bond,
2.75%, 02/03/32 (e)	4,336,000		4,509,787
3.75%, 01/21/55 (e)	1,685,000		1,823,507
MTN, 2.75%, 02/03/32 (m)	200,000		208,016
Senegal Government International Bond,
6.25%, 05/23/33 (m),(g)	10,300,000		10,141,792
6.75%, 03/13/48 (m)	5,300,000		5,018,411
Ukraine Government International Bond,
0.00%, 05/31/40 (m),(f)	47,750,000		43,376,100

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount		Value
7.25%, 03/15/33 (e),(g)	$37,292,000		$34,263,890
7.38%, 09/25/32 (m),(g)	17,500,000		16,409,750

TOTAL SOVEREIGN DEBT (COST $805,078,806)			755,300,652

MORTGAGE-BACKED SECURITIES — 18.3%
Europe — 0.3%
Collateralized Mortgage Obligation (Residential) — 0.1%
JEPSON,
Series 2019-1, Class D, 0.97%, 11/24/57 (b),(m),(f)	1,267,000	EUR	1,419,655
Series 2019-1, Class E, 0.97%, 11/24/57 (b),(f)	1,929,000	EUR	2,093,685
Mulcair Securities DAC, Series 1 SEQ, Class E, 3 mo. EURIBOR + 1.50%, 1.05%, 04/24/71 (b),(m),(f)	2,461,000	EUR	2,768,411

			6,281,751

Commercial Mortgage-Backed Securities — 0.2%
Cold Finance plc,
Series 1, Class C, Update Replacements.xls: BP0003M + 1.95%, 2.02%, 08/20/29 (b),(m),(f)	1,113,210	GBP	1,392,025
Series 1, Class D, Update Replacements.xls: BP0003M + 2.50%, 2.57%, 08/20/29 (b),(m),(f)	3,665,813	GBP	4,569,329
Series 1, Class E, Update Replacements.xls: BP0003M + 3.55%, 3.62%, 08/20/29 (b),(m),(f)	3,753,592	GBP	4,487,931

			10,449,285

Total Europe			16,731,036

North America — 18.0%
Collateralized Mortgage Obligation (Residential) — 8.8%
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (b)	$1,117,273		859,214
Bear Stearns Trust, Series 2006-6, Class 31A1, 3.41%, 11/25/36 (b),(c),(f)	1,251,800		970,682
Bellemeade Re Ltd.,
Series 2017-1, Class M2, 1 mo. USD LIBOR + 3.35%, 3.50%, 10/25/27 (b),(c),(e),(f)	7,343,393		7,056,773
Series 2018-2A, Class B1, 1 mo. USD LIBOR + 2.65%, 2.80%, 08/25/28 (b),(e),(f)	250,000		232,369

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-1A, Class M2, 1 mo. USD LIBOR + 2.70%, 2.85%, 03/25/29 (b),(e),(f),(g)	$1,460,000	$1,401,692
Series 2019-1A, Class B1, 1 mo. USD LIBOR + 4.00%, 4.15%, 03/25/29 (b),(e),(f)	331,000	258,226
Series 2019-4A, Class M2, 1 mo. USD LIBOR + 2.85%, 3.03%, 10/25/29 (b),(e),(f),(g)	8,940,000	8,071,327
Cascade Funding Mortgage Trust,
Series 2019-RM3 SEQ, Class C, 4.00%, 06/25/69 (b),(e),(f)	355,182	296,030
Series 2019-RM3 SEQ, Class D, 4.00%, 06/25/69 (b),(e),(f)	389,860	291,101
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 3.88%, 06/25/35 (b),(f)	72,778	68,154
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b)	228,349	220,510
Connecticut Avenue Securities,
Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 5.85%, 04/25/28 (b),(c),(f)	3,725,131	3,855,510
Series 2016-C02, Class 1M2, 1 mo. USD LIBOR + 6.00%, 6.15%, 09/25/28 (b),(c),(f)	1,566,193	1,660,165
Series 2016-C05, Class 2M2, 1 mo. USD LIBOR + 4.45%, 4.60%, 01/25/29 (b),(c),(f)	3,245,837	3,348,286
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1X2, 1.30%, 04/25/31 (b),(c),(e),(h)	1,669,398	8,726
Series 2018-R07, Class 1M2, 1 mo. USD LIBOR + 2.40%, 2.55%, 04/25/31 (b),(c),(e),(f)	2,808,621	2,794,578
Series 2019-R01, Class 2X2, 1.30%, 07/25/31 (b),(c),(e),(h)	4,764,141	47,136
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.30%, 2.45%, 08/25/31 (b),(c),(e),(f)	3,109,525	3,092,034
Series 2019-R06, Class 2X2, 1.10%, 09/25/39 (b),(c),(e),(h)	7,997,582	73,762
Series 2020-R01, Class 1M2, 1 mo. USD LIBOR + 2.05%, 2.20%, 01/25/40 (b),(e),(f),(g)	21,206,000	20,755,372
Series 2020-R02, Class 2M2, 1 mo. USD LIBOR + 2.00%, 2.15%, 01/25/40 (b),(c),(e),(f)	26,797,000	26,076,831

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Countrywide Alternative Loan Trust, Series 2005-21CB SEQ, Class A17, 6.00%, 06/25/35 (b),(c)	$644,213	$634,644
Countrywide Asset-Backed Certificates, Series 2005-15, Class 1AF6, 3.74%, 04/25/36 (b),(f)	90	90
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.11%, 05/25/65 (b),(e),(f)	699,000	725,438
Eagle RE Ltd.,
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.30%, 3.45%, 04/25/29 (b),(e),(f),(g)	8,674,000	8,349,792
Series 2020-1, Class M2, 1 mo. USD LIBOR + 2.00%, 2.15%, 01/25/30 (b),(e),(f),(g)	10,192,000	8,769,706
Federal Home Loan Mortgage Corp.,
Series 2015-DNA2, Class M3, 1 mo. USD LIBOR + 3.90%, 4.05%, 12/25/27 (b),(f)	1,492,694	1,521,615
Series 2015-SC02, Class M3, 3.68%, 09/25/45 (b),(f)	859,441	846,549
Series 2016-DNA4, Class M3, 1 mo. USD LIBOR + 3.80%, 3.95%, 03/25/29 (b),(f)	1,443,772	1,494,304
Series 2017-DNA2, Class M2AI, 2.50%, 10/25/29 (b),(h)	152,674	5,719
Series 2017-DNA2, Class M2B, 1 mo. USD LIBOR + 3.45%, 3.60%, 10/25/29 (b),(f),(g)	1,381,500	1,405,676
Series 2017-DNA3, Class M2AI, 1.75%, 03/25/30 (b),(h)	1,935,200	34,060
Series 2017-HQA1, Class M2AI, 2.50%, 08/25/29 (b),(c),(h)	4,024,590	72,201
Series 2017-HQA1, Class M2B, 1 mo. USD LIBOR + 3.55%, 3.70%, 08/25/29 (b),(f),(g)	5,602,000	5,522,524
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (b),(c),(h)	7,569,463	138,483
Series 2017-HQA2, Class M2B, 1 mo. USD LIBOR + 2.65%, 2.80%, 12/25/29 (b),(f),(g)	10,850,607	10,199,571
Series 2018-DNA1, Class M2AI, 1.25%, 07/25/30 (b),(c),(h)	6,360,000	47,929
Series 2018-DNA1, Class M2B, 1 mo. USD LIBOR + 1.80%, 1.95%, 07/25/30 (b),(f),(g)	16,672,500	15,442,903
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (b),(c),(h)	2,197,703	26,315
Series 2018-HQA1, Class M2B, 2.45%, 09/25/30 (b),(c),(f)	4,649,500	4,340,927
Series 2019-DNA2, Class M2, 1 mo. USD LIBOR + 2.45%, 2.60%, 03/25/49 (b),(c),(e),(f)	2,090,087	2,054,816

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-FTR2, Class M2, 1 mo. USD LIBOR + 2.15%, 2.30%, 11/25/48 (b),(e),(f),(g)	$10,006,000	$8,980,385
Federal National Mortgage Association, Series 2016-C04, Class 1M2, 1 mo. USD LIBOR + 4.25%, 4.40%, 01/25/29 (b),(c),(f)	2,657,162	2,752,655
Federal National Mortgage Association,
2.00%, 10/01/50 (b),(l)	15,000,000	15,468,750
2.50%, 10/01/50 (b),(l)	38,400,000	40,212,019
4.00%, 10/01/50 (b),(l)	8,500,000	9,069,763
Series 2016-C06, Class 1M2, 1 mo. USD LIBOR + 4.25%, 4.40%, 04/25/29 (b),(c),(f)	4,923,737	5,022,212
Series 2017-C01, Class 1X1, 2.30%, 07/25/29 (b),(c),(h)	8,367,618	168,951
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (b),(c),(h)	8,528,499	190,339
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (b),(c),(h)	2,773,611	49,101
Series 2017-C02, Class 2M2C, 1 mo. USD LIBOR + 3.65%, 3.80%, 09/25/29 (b),(f),(g)	8,490,294	8,146,437
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (b),(c),(h)	22,372,674	284,424
Series 2017-C04, Class 2M2C, 1 mo. USD LIBOR + 2.85%, 3.00%, 11/25/29 (b),(f),(g)	13,884,666	13,294,568
Series 2017-C05, Class 1X3, 1.00%, 01/25/30 (b),(c),(h)	9,878,471	88,877
Series 2017-C05, Class 1M2C, 1 mo. USD LIBOR + 2.20%, 2.35%, 01/25/30 (b),(c),(f)	9,889,512	9,728,807
Series 2017-C06, Class 2X1, 1.80%, 02/25/30 (b),(c),(h)	6,705,570	83,464
Series 2017-C06, Class 1M2, 1 mo. USD LIBOR + 2.65%, 2.80%, 02/25/30 (b),(c),(f)	3,756,897	3,700,544
Series 2017-C06, Class 2M2C, 2.95%, 02/25/30 (b),(c),(f)	7,714,707	7,555,591
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (b),(c),(h)	2,659,565	20,298
Series 2017-C07, Class 1M2C, 1 mo. USD LIBOR + 2.40%, 2.55%, 05/25/30 (b),(f),(g)	2,397,838	2,268,206
Series 2018-C01, Class 1M2C, 2.40%, 07/25/30 (b),(f),(g)	25,366,752	24,358,424
Series 2018-C02, Class 2X2, 1.30%, 08/25/30 (b),(c),(h)	2,710,074	21,282
Series 2018-C02, Class 2M2C, 2.35%, 08/25/30 (b),(f),(g)	2,785,667	2,601,117
Series 2018-C03, Class 1X2, 1.30%, 10/25/30 (b),(c),(h)	12,125,745	85,280

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-C03, Class 1M2C, 1 mo. USD LIBOR + 2.15%, 2.30%, 10/25/30 (b),(c),(f)	$9,716,368	$9,285,204
Series 2018-C04, Class 2M2, 1 mo. USD LIBOR + 2.55%, 2.70%, 12/25/30 (b),(f),(g)	5,576,116	5,476,794
Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 1 mo. USD LIBOR + 2.30%, 2.45%, 10/25/48 (b),(c),(e),(f)	15,513,000	15,183,349
Government National Mortgage Association, 4.00%, 10/01/50 (b),(l)	9,250,000	9,833,185
Government National Mortgage Association, 4.50%, 10/20/49 (b),(g)	10,239,428	11,045,384
Home Re Ltd.,
Series 2018-1, Class M2, 1 mo. USD LIBOR + 3.00%, 3.15%, 10/25/28 (b),(c),(e),(f)	21,988,000	21,219,343
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.25%, 3.40%, 05/25/29 (b),(e),(f),(g)	8,469,000	8,130,511
Homeward Opportunities Fund, Series 2019-1, Class B1, 4.80%, 01/25/59 (b),(e),(f)	1,136,000	1,129,115
LHOME Mortgage Trust, Series 2019-RTL1, Class M, 6.90%, 10/25/23 (b),(e)	571,000	454,318
Mortgage Insurance-Linked Notes,
Series 2019-1, Class M2, 1 mo. USD LIBOR + 2.90%, 3.05%, 11/26/29 (b),(e),(f),(g)	8,540,000	6,992,356
Series 2020-1, Class M2A, 1 mo. USD LIBOR + 2.00%, 2.15%, 02/25/30 (b),(c),(e),(f)	5,062,000	4,316,884
Series 2020-1, Class M2B, 1 mo. USD LIBOR + 2.25%, 2.40%, 02/25/30 (b),(e),(f)	1,425,000	1,182,999
New Residential Mortgage Loan, Series 2019-NQM2 SEQ, Class B1, 5.21%, 04/25/49 (b),(e),(f)	831,000	826,939
New Residential Mortgage Loan Trust, Series 2020-NQM2 SEQ, Class M1, 3.89%, 05/24/60 (b),(e),(f)	376,000	383,182
Oaktown Re Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 4.15%, 04/25/27 (b),(c),(e),(f),(g)	2,302,245	2,281,582
PMT Credit Risk Transfer Trust,
Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 2.90%, 05/27/23 (b),(c),(e),(f)	7,644,014	7,109,651
Series 2019-3R, Class A, 1 mo. USD LIBOR + 2.70%, 2.85%, 10/27/22 (b),(c),(e),(f)	15,230,727	14,564,093

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Radnor Re Ltd.,
Series 2018-1, Class M2, 1 mo. USD LIBOR + 2.70%, 2.85%, 03/25/28 (b),(e),(f),(g)	$401,000	$371,593
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.20%, 3.35%, 02/25/29 (b),(e),(f),(g)	6,916,000	6,639,630
Residential Funding Mortgage Securities, Series 2006-S12, Class 3A4, 5.75%, 12/25/36 (b),(c)	844,941	814,356
Sequoia Mortgage Trust,
Series 2017-3, Class B4, 3.78%, 04/25/47 (b),(e),(f)	291,000	242,972
Series 2017-7, Class B4, 3.74%, 10/25/47 (b),(e),(f)	773,000	641,431
Series 2018-2, Class B4, 3.75%, 02/25/48 (b),(e),(f)	813,641	684,932
Series 2018-3, Class B4, 3.76%, 03/25/48 (b),(e),(f)	642,000	534,093
Series 2018-5, Class B4, 3.93%, 05/25/48 (b),(e),(f)	649,000	556,800
Series 2018-8, Class B4, 4.27%, 11/25/48 (b),(e),(f)	693,000	624,564
Series 2019-1, Class B4, 4.41%, 02/25/49 (b),(e),(f)	319,000	292,816
Series 2019-2, Class B4, 4.24%, 06/25/49 (b),(e),(f)	306,000	273,827
Series 2019-3, Class B4, 4.08%, 09/25/49 (b),(e),(f)	356,000	309,836
STACR Trust,
Series 2014-DN4, Class M3, 1 mo. USD LIBOR + 4.55%, 4.70%, 10/25/24 (b),(c),(f)	2,724,138	2,773,513
Series 2015-DN1, Class M3, 1 mo. USD LIBOR + 4.15%, 4.30%, 01/25/25 (b),(c),(f)	3,702,386	3,720,898
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.55%, 5.73%, 07/25/28 (b),(c),(f)	6,516,785	6,891,500
Series 2016-DNA2, Class M3, 1 mo. USD LIBOR + 4.65%, 4.80%, 10/25/28 (b),(c),(f)	8,800,815	9,141,847
Series 2016-DNA3, Class M3, 1 mo. USD LIBOR + 5.00%, 5.15%, 12/25/28 (b),(c),(f)	3,223,074	3,354,012
STACR Trust,
Series 2018-DNA2, Class M2AI, 1.50%, 12/25/30 (b),(c),(e),(h)	7,780,200	114,447
Series 2018-DNA2, Class M2B, 1 mo. USD LIBOR + 2.15%, 2.30%, 12/25/30 (b),(c),(e),(f)	10,364,000	9,562,407
Series 2018-DNA3, Class M2B, 2.25%, 09/25/48 (b),(c),(e),(f)	9,189,500	8,511,774

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-HRP1, Class M2, 1 mo. USD LIBOR + 1.65%, 1.80%, 04/25/43 (b),(e),(f)	$421,253	$404,930
Series 2018-HRP1, Class B1, 1 mo. USD LIBOR + 3.75%, 3.90%, 04/25/43 (b),(e),(f)	623,000	585,620
Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (b),(e),(h)	1,358,000	34,184
Series 2018-HRP2, Class M3B, 2.55%, 02/25/47 (b),(e),(f)	1,697,500	1,515,019
Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 4.35%, 02/25/47 (b),(c),(e),(f)	5,461,000	4,764,722
Starwood Mortgage Residential, Series 2019-IMC1, Class B1, 5.05%, 02/25/49 (b),(e),(f)	930,000	934,335
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 3A1, 3.56%, 01/25/36 (b),(f),(g)	1,711,872	1,277,984
Verus Securitization Trust,
Series 2019-1, Class B1, 5.31%, 02/25/59 (b),(e),(f)	1,037,000	1,041,291
Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (b),(e)	271,000	270,493
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR14, Class 1A3, 3.68%, 12/25/35 (b),(f)	342,352	330,649
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 1.99%, 12/25/46 (b),(f)	6,054,791	5,028,110
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class A1, 1 mo. USD LIBOR + .10%, 0.25%, 12/25/36 (b),(c),(f)	534,109	353,022
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-HY1 Trust,
Series 2007-HY1, Class A2A, 1 mo. USD LIBOR + .16%, 0.31%, 02/25/37 (b),(f)	1,347,544	1,108,169
Series 2007-HY1, Class A3A, 1 mo. USD LIBOR + .23%, 0.38%, 02/25/37 (b),(f)	3,919,157	3,273,652

		493,617,551

Commercial Mortgage-Backed Securities — 8.4%
Ashford Hospitality Trust,
Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 3.25%, 04/15/35 (b),(c),(e),(f)	5,900,000	5,030,659
Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 2.90%, 06/15/35 (b),(e),(f)	102,000	86,701

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class ENM, 3.72%, 11/05/32 (b),(c),(e),(f)	$3,000,000	$1,886,757
Series 2019-BPR, Class EMP, 3.89%, 11/05/32 (b),(c),(e),(f)	8,817,000	6,445,042
Series 2019-BPR, Class FMP, 3.89%, 11/05/32 (b),(c),(e),(f)	4,408,000	2,748,617
Banc of America Merrill Lynch Mortgage Trust,
Series 2019-AHT, Class D, 1 mo. USD LIBOR + 2.50%, 2.65%, 03/15/34 (b),(c),(e),(f)	9,757,897	8,440,581
Series 2019-AHT, Class E, 1 mo. USD LIBOR + 3.20%, 3.35%, 03/15/34 (b),(c),(e),(f)	7,000,000	5,880,000
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class D, 1 mo. USD LIBOR + 2.10%, 2.25%, 09/15/35 (b),(e),(f)	2,132,000	2,005,310
BANK, Series 2017-BNK8 SEQ, Class A4, 3.49%, 11/15/50 (b)	4,200,000	4,761,053
BBCMS Trust, Series 2018-CBM, Class D, 1 mo. USD LIBOR + 2.39%, 2.54%, 07/15/37 (b),(e),(f)	2,000,000	1,742,500
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class F, 5.23%, 09/11/42 (c),(e),(f)	6,586,259	6,297,840
Series 2006-PW13, Class D, 5.75%, 09/11/41 (e),(f)	804,504	728,399
Series 2007-PW16, Class C, 5.93%, 06/11/40 (c),(e),(f)	3,125,235	2,887,320
Series 2007-PW18, Class B, 6.69%, 06/11/50 (c),(e),(f)	6,394,786	5,667,060
Benchmark Mortgage Trust, Series 2019-B14 SEQ, Class 225D, 3.40%, 12/15/62 (b),(e),(f)	172,000	159,432
BHMS, Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 1.90%, 2.05%, 07/15/35 (b),(c),(e),(f)	4,500,000	4,083,750
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 3.30%, 07/15/34 (b),(c),(e),(f)	6,800,000	6,601,705
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 4.40%, 07/15/34 (b),(c),(e),(f)	3,400,000	3,074,916
Series 2018-EXCL, Class C, 1 mo. USD LIBOR + 1.98%, 2.13%, 09/15/37 (c),(e),(f)	12,268,100	9,706,570

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 2.57%, 05/15/35 (b),(e),(f)	$106,000	$95,665
BXP Trust, Series 2017-CQHP, Class E, 1 mo. USD LIBOR + 3.00%, 3.15%, 11/15/34 (b),(c),(e),(f)	5,000,000	3,742,060
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class D, 4.35%, 11/10/49 (b),(c),(e),(f)	3,266,000	2,090,861
Series 2017-C8, Class E, 3.22%, 06/15/50 (b),(c),(e)	3,110,000	1,795,714
CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 1 mo. USD LIBOR + 2.35%, 2.50%, 06/15/34 (b),(c),(e),(f)	6,969,924	6,228,470
CHT Mortgage Trust,
Series 2017-CSMO, Class A, 1 mo. USD LIBOR + .93%, 1.08%, 11/15/36 (b),(c),(e),(f)	3,000,000	2,881,122
Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.00%, 3.15%, 11/15/36 (b),(c),(e),(f)	4,679,000	4,374,865
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.74%, 3.89%, 11/15/36 (b),(c),(e),(f)	8,000,000	7,380,000
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.40%, 03/15/49 (f)	1,856,534	1,841,012
Series 2012-GC8, Class D, 5.04%, 09/10/45 (b),(e),(f)	926,000	769,394
Series 2014-GC25, Class D, 3.55%, 10/10/47 (b),(c),(e)	9,000,000	7,244,415
Series 2015-GC27, Class D, 4.57%, 02/10/48 (c),(e),(f)	5,980,677	4,786,396
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(e)	4,286,000	3,741,134
Series 2015-GC31, Class D, 4.19%, 06/10/48 (b),(f),(g)	1,850,000	1,465,329
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(e)	1,826,000	1,137,530
Series 2018-B2 SEQ, Class A4, 4.01%, 03/10/51 (b)	2,060,000	2,397,994
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(e),(f)	697,000	526,735
Series 2019-PRM, Class E, 4.89%, 05/10/36 (b),(e),(f)	3,250,000	3,334,822
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class B, 5.81%, 05/15/46 (c),(f)	6,295,591	5,875,021

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Colony Mortgate Capital Trust, Series 2019-IKPR, Class E, 1 mo. USD LIBOR + 2.72%, 2.87%, 11/15/38 (c),(e),(f)	$5,500,000	$4,647,500
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.62%, 02/10/47 (b),(e),(f)	591,000	514,368
Series 2014-CR18, Class D, 4.88%, 07/15/47 (b),(e),(f)	2,111,000	1,969,588
Series 2014-CR21, Class E, 3.00%, 12/10/47 (e)	1,686,000	941,014
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(e)	1,885,000	1,259,587
Series 2015-LC19, Class D, 2.87%, 02/10/48 (e)	5,000,000	4,446,425
Series 2015-PC1, Class C, 4.58%, 07/10/50 (f)	5,022,634	4,620,547
Series 2019-GC44, Class 180C, 3.51%, 08/15/57 (b),(e),(f)	334,000	278,205
Series 2019-GC44, Class 180D, 3.51%, 08/15/57 (b),(e),(f)	227,000	184,981
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(e)	239,000	161,547
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(c),(e)	4,668,000	3,205,847
Series 2015-CR23, Class D, 4.43%, 05/10/48 (b),(f)	2,247,000	1,892,032
Series 2015-CR25, Class D, 3.94%, 08/10/48 (b),(f)	432,000	370,347
Series 2015-CR27, Class D, 3.60%, 10/10/48 (b),(c),(e),(f)	2,955,000	2,539,435
Series 2015-LC21, Class D, 4.34%, 07/10/48 (b),(f)	1,010,000	833,666
Series 2016-CD1, Class D, 2.90%, 08/10/49 (b),(e),(f)	2,075,000	1,568,920
Commerical Mortgage Trust, Series 2014-UBS3, Class D, 4.93%, 06/10/47 (c),(e),(f)	4,691,174	3,843,460
CORE Mortgage Trust, Series 2019-CORE, Class F, 1 mo. USD LIBOR + 2.35%, 2.50%, 12/15/31 (b),(c),(e),(f)	6,358,000	5,923,787
Credit Suisse Commercial Mortgage Trust, Series 2018-TOP, Class E, 1 mo. USD LIBOR + 2.25%, 2.40%, 08/15/35 (c),(e),(f)	5,111,908	4,677,396
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.15%, 2.30%, 05/15/36 (b),(e),(f)	5,000,000	4,931,250

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.33%, 06/15/57 (b),(f),(g)	$1,282,000	$631,905
Series 2015-C3, Class D, 3.49%, 08/15/48 (b),(f),(g)	3,139,000	1,648,446
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(c),(e),(f)	5,568,000	3,629,913
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(e),(f)	604,000	487,776
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(e)	1,409,000	1,061,242
DBWF Mortgage Trust, Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 3.65%, 12/19/30 (b),(e),(f)	2,202,000	1,673,991
FREMF Mortgage Trust,
Series 2019-K102, Class C, 3.65%, 12/25/51 (b),(e),(f)	479,000	485,403
Series 2019-K95, Class C, 4.05%, 08/25/52 (b),(e),(f)	1,882,000	1,930,059
Series 2019-K96, Class C, 3.94%, 08/25/56 (b),(e),(f),(g)	3,697,000	3,872,397
Series 2019-K97, Class C, 3.89%, 09/25/51 (b),(e),(f)	1,559,000	1,591,730
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (c),(f)	9,352,870	4,558,589
GS Mortgage Securities Corp. II,
Series 2012-TMSQ, Class D, 3.46%, 12/10/30 (b),(e),(f)	1,000,000	857,857
Series 2013-GC10, Class E, 4.55%, 02/10/46 (b),(c),(e),(f)	3,900,000	3,095,313
Series 2017-GS8 SEQ, Class A4, 3.47%, 11/10/50 (b)	1,100,000	1,251,678
Series 2017-SLP, Class E, 4.59%, 10/10/32 (b),(c),(e),(f)	5,000,000	4,637,675
Series 2018-GS10, Class E, 3.00%, 07/10/51 (b),(e),(f)	1,379,000	1,111,644
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class E, 1 mo. USD LIBOR + 2.20%, 2.35%, 10/15/36 (c),(e),(f)	7,400,000	6,771,000
GS Mortgage Securities Trust,
Series 2014-GC20, Class D, 5.13%, 04/10/47 (b),(e),(f)	1,199,911	783,287
Series 2014-GC20, Class C, 5.13%, 04/10/47 (b),(f)	1,358,000	1,188,337

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-GC24, Class C, 4.66%, 09/10/47 (b),(f)	$303,000	$248,918
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(e)	1,415,000	1,039,831
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(e)	1,593,000	1,293,906
Harvest Commercial Capital Loan Trust,
Series 2019-1, Class M4, 4.64%, 09/25/46 (b),(e),(f)	1,290,000	975,511
Series 2019-1, Class M5, 5.73%, 09/25/46 (b),(e),(f)	1,944,000	1,334,187
Hawaii Hotel Trust, Series 2019-MAUI, Class F, 1 mo. USD LIBOR + 2.75%, 2.90%, 05/15/38 (b),(c),(e),(f)	17,654,000	14,917,630
Hilton Orlando Trust, Series 2018-ORL, Class E, 1 mo. USD LIBOR + 2.65%, 2.80%, 12/15/34 (b),(c),(e),(f)	5,202,000	4,447,710
Hilton USA Trust, Series 2016-HHV, Class F, 4.19%, 11/05/38 (b),(c),(e),(f)	20,134,000	18,096,640
IMT Trust, Series 2017-APTS, Class FFX, 3.61%, 06/15/34 (b),(e),(f)	625,000	557,880
J.P. Morgan Chase Commercial Mortgage SecuritiesTrust, Series 2018-MINN, Class E, 1 mo. USD LIBOR + 2.50%, 3.50%, 11/15/35 (b),(c),(e),(f)	6,000,000	5,259,468
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 2.65%, 05/15/34 (b),(c),(e),(f)	3,258,000	3,028,405
Series 2020-NNNZ SEQ, Class M, 8.54%, 01/16/37 (c),(e)	4,329,188	3,325,250
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2003-CB7, Class H, 6.04%, 01/12/38 (c),(e),(f)	4,065,178	4,127,339
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (c),(f)	2,698,476	2,508,684
Series 2007-CB20, Class D, 6.37%, 02/12/51 (e),(f)	1,263,444	1,131,112
Series 2017-FL11, Class D, 1 mo. USD LIBOR + 2.14%, 2.29%, 10/15/32 (e),(f)	4,486,458	4,084,898

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 3.15%, 02/15/35 (b),(c),(e),(f)	$17,190,000	$13,013,019
Series 2018-WPT, Class FFX, 5.54%, 07/05/33 (b),(c),(e)	4,570,000	4,348,008
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.79%, 10/15/48 (b),(c),(e),(f)	5,074,000	3,661,891
Series 2015-C29, Class D, 3.85%, 05/15/48 (b),(f)	112,000	90,657
Series 2015-C30, Class D, 3.91%, 07/15/48 (b),(c),(f),(g)	4,924,500	3,150,794
Series 2015-C30, Class C, 4.41%, 07/15/48 (b),(f),(g)	11,768,000	10,769,156
Series 2015-C31, Class E, 4.77%, 08/15/48 (b),(e),(f)	1,093,000	742,653
Series 2016-C1, Class E, 4.89%, 03/15/49 (b),(c),(e),(f)	3,116,000	2,216,242
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7 SEQ, Class A5, 3.41%, 10/15/50 (b)	4,950,000	5,606,613
KKR Industrial Portfolio Trust, Series 2020-AIP, Class F, 1 mo. USD LIBOR + 3.43%, 3.58%, 03/15/37 (b),(e),(f)	4,901,505	4,827,982
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G, 5.11%, 07/15/40 (c),(e),(f)	5,250,000	4,937,667
Series 2006-C1, Class C, 5.34%, 02/15/41 (c),(f)	5,200,821	3,120,493
Series 2007-C6, Class AJ, 6.45%, 07/15/40 (c),(f)	4,208,918	3,924,572
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (b),(e),(f)	967,000	884,941
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5 SEQ, Class G, 4.50%, 08/15/45 (b),(c),(e)	8,330,000	6,641,659
Series 2014-C15, Class F, 4.00%, 04/15/47 (e)	2,000,000	1,330,200
Series 2014-C15, Class E, 5.07%, 04/15/47 (b),(c),(e),(f)	6,000,000	4,784,064
Series 2014-C15, Class D, 5.07%, 04/15/47 (b),(e),(f)	2,270,000	2,015,690
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(c),(e)	3,659,000	3,155,997
Series 2015-C21, Class D, 4.28%, 03/15/48 (b),(c),(e),(f)	4,754,000	3,112,016

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-C22, Class D, 4.37%, 04/15/48 (b),(e),(f)	$870,000	$544,402
Series 2016-C29, Class D, 3.00%, 05/15/49 (b),(e)	2,517,000	1,698,167
Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(e),(f)	1,323,000	750,757
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(e),(f)	2,354,000	1,399,215
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(e),(f)	991,000	629,727
Series 2017-C34 SEQ, Class A4, 3.54%, 11/15/52 (b)	2,907,303	3,284,677
Morgan Stanley Capital I Trust,
Series 2006-HQ8, Class D, 5.79%, 03/12/44 (f)	476,957	475,070
Series 2016-UB11, Class E, 2.82%, 08/15/49 (b),(c),(e),(f)	3,200,500	1,671,115
Series 2016-UB12, Class D, 3.31%, 12/15/49 (b),(e)	1,761,000	668,884
Motel 6 Trust, Series 2017-MTL6, Class E, 1 mo. USD LIBOR + 3.25%, 3.40%, 08/15/34 (b),(e),(f)	379,558	367,222
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 2.20%, 02/15/33 (b),(e),(f)	250,000	209,305
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 2.90%, 07/15/36 (b),(e),(f)	102,000	97,219
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 3.65%, 07/15/36 (b),(e),(f)	105,000	98,437
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 2.84%, 04/15/32 (b),(e),(f)	1,301,000	1,092,840
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (b),(c),(e)	6,907,000	2,072,100
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (b),(e)	1,648,000	1,408,941
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(e)	339,000	283,587
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(e)	1,173,000	1,020,248
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(e)	121,000	97,315
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(e),(f)	1,691,000	1,524,225

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-6, Class D, 4.93%, 10/25/52 (b),(e),(f)	$227,000	$200,163
Series RR Trust, Series 2015-1, Class B, 0.00%, 04/26/48 (b),(c),(e),(j)	3,595,000	2,866,984
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 5.00%, 10/10/48 (b),(e),(f)	295,000	231,666
Series 2019-PREZ, Class E, 3.59%, 09/15/39 (b),(e),(f)	1,720,000	1,584,352
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 3.00%, 3.15%, 01/15/35 (b),(c),(e),(f)	4,158,000	3,894,458
UBS Commercial Mortgage Trust,
Series 2018-C9, Class D, 5.05%, 03/15/51 (b),(e),(f)	308,000	299,017
Series 2018-NYCH, Class F, 1 mo. USD LIBOR + 3.82%, 3.97%, 02/15/32 (b),(e),(f)	798,000	686,280
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 6.05%, 01/10/45 (c),(e),(f)	4,327,496	1,254,974
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class E, 5.27%, 10/15/44 (c),(e),(f)	1,477,075	1,330,401
Series 2006-C28, Class D, 5.72%, 10/15/48 (c),(f)	6,640,151	5,693,930
Waldorf Astoria Boca Raton Trust, Series 2019-WBM, Class E, 1 mo. USD LIBOR + 2.68%, 2.83%, 12/15/33 (b),(c),(e),(f)	5,000,000	4,193,250
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(e),(f)	992,000	834,951
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(c),(e)	4,512,000	2,919,936
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(e),(g)	6,903,000	4,252,407
Series 2015-C31, Class D, 3.85%, 11/15/48 (b),(g)	3,546,000	2,844,587
Series 2015-LC20, Class E, 2.63%, 04/15/50 (b),(e)	1,312,000	787,132
Series 2015-LC20, Class D, 4.52%, 04/15/50 (b),(c),(e),(f)	3,000,000	2,400,765
Series 2015-LC22, Class D, 4.69%, 09/15/58 (f)	1,500,000	1,180,915
Series 2015-NXS2, Class C, 4.44%, 07/15/58 (b),(c),(f)	9,557,000	8,413,658

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-NXS4, Class E, 3.82%, 12/15/48 (b),(e),(f),(g)	$2,629,000	$1,814,654
Series 2016-C32, Class D, 3.79%, 01/15/59 (e),(f)	2,100,000	1,659,937
Series 2016-C34, Class D, 5.19%, 06/15/49 (c),(e),(f)	2,749,162	1,625,068
Series 2016-C34, Class C, 5.19%, 06/15/49 (c),(f)	4,661,495	4,079,064
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(c),(e)	4,253,000	3,734,891
Series 2019-JWDR, Class E, 3.99%, 09/15/31 (b),(e),(f)	1,978,000	1,707,220
Series 2019-JWDR, Class F, 4.71%, 09/15/31 (b),(e),(f)	2,291,000	1,927,906
Series 2019-JWDR, Class G, 5.56%, 09/15/31 (b),(e),(f)	2,067,000	1,716,896
Series 2020-SOP, Class E, 1 mo. USD LIBOR + 2.71%, 2.86%, 01/15/35 (e),(f)	1,250,000	1,143,750
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(e)	325,000	300,613
Series 2014-C22, Class C, 3.91%, 09/15/57 (b),(f)	1,525,000	1,430,085
Series 2014-C22, Class D, 4.05%, 09/15/57 (b),(c),(e),(f)	4,635,000	3,527,949
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (b),(e),(f)	129,000	111,754

		468,775,644

Interest Only Commercial Mortgage-Backed Securities — 0.8%
CFK Trust, Series 2020-MF2, Class X, 1.24%, 03/15/39 (b),(c),(e),(f),(h)	19,612,000	888,561
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, 1.18%, 04/10/48 (b),(f)	15,881	627
Series 2019-C7, Class XD, 1.33%, 12/15/72 (b),(c),(e),(f),(h)	5,347,000	468,686
Series 2019-GC43, Class XD, 0.74%, 11/10/52 (b),(c),(e),(f),(h)	5,918,000	287,775
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.10%, 08/10/47 (b),(c),(f),(h)	16,843,000	560,855
Series 2014-UBS5, Class XA, 1.03%, 09/10/47 (b),(c),(f),(h)	3,068,123	86,773

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.89%, 06/15/57 (b),(c),(f),(h)	$37,130,081	$976,855
Series 2015-C3, Class XA, 0.90%, 08/15/48 (b),(c),(f),(h)	111,235,017	3,261,299
Series 2019-C18, Class XD, 1.58%, 12/15/52 (b),(c),(e),(f),(h)	4,452,333	473,323
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (b),(c),(e),(f),(h)	64,579,000	757,835
Federal Home Loan Mortgage Corp.,
Series K-1514, Class X3, 2.86%, 10/25/34 (b),(c),(f),(h)	13,043,739	3,545,510
Series K049, Class X3, 1.60%, 10/25/43 (b),(f),(h)	2,177,000	140,120
Series K061, Class X1, 0.30%, 11/25/26 (b),(c),(f),(h)	17,878,594	191,498
Series K071, Class X1, 0.42%, 11/25/27 (b),(c),(f),(h)	89,154,916	1,662,917
Series K089, Class X3, 2.37%, 01/25/46 (b),(c),(f),(h)	7,963,000	1,292,140
Series K095, Class X3, 2.17%, 08/25/47 (b),(c),(f),(h)	9,297,000	1,415,980
Series K102, Class X3, 1.96%, 12/25/46 (b),(c),(f),(h)	20,880,337	2,945,986
Series K105, Class X3, 2.04%, 06/25/30 (b),(c),(f),(h)	8,413,000	1,232,075
Series K154, Class X1, 0.44%, 11/25/32 (b),(c),(f),(h)	33,042,971	931,547
Series K725, Class X1, 0.84%, 01/25/24 (b),(c),(f),(h)	141,720,456	2,836,393
Series KG01, Class X3, 3.23%, 05/25/29 (b),(c),(f),(h)	9,477,000	2,105,022
Series KLU1, Class X3, 4.10%, 01/25/31 (b),(c),(f),(h)	25,165,523	4,558,307
Series KLU2, Class X1, 1.16%, 08/25/29 (b),(c),(f),(h)	63,899,844	3,720,313
Series KLU2, Class X3, 4.10%, 08/25/29 (b),(c),(f),(h)	9,490,648	2,230,521
Series KS11, Class XFX, 1.76%, 06/25/29 (b),(c),(f),(h)	25,265,000	2,819,624
Series KW08, Class X3, 3.29%, 10/25/31 (b),(c),(f),(h)	6,701,000	1,421,483
Series KW09, Class X3, 3.11%, 06/25/29 (b),(c),(f),(h)	6,654,000	1,410,502

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series KW10, Class X3, 2.81%, 10/25/32 (b),(c),(f),(h)	$5,935,000	$1,144,814
Federal National Mortgage Association,
Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (b),(c),(h)	12,556,135	306,834
Series 2018-C01, Class 1X2, 1.40%, 07/25/30 (b),(c),(h)	29,484,108	233,426
FRESB Mortgage Trust, Series 2020-SB78, Class X1, 1.18%, 06/25/40 (b),(c),(f),(h)	19,076,000	1,840,968
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.93%, 12/15/36 (b),(c),(e),(f),(h)	15,243,000	29,007
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.30%, 07/10/52 (b),(e),(f),(h)	2,219,000	200,209
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.56%, 11/13/52 (b),(c),(e),(f),(h)	4,231,000	449,848
MFT Trust, Series 2020-ABC, Class XA, 0.12%, 02/10/42 (b),(c),(e),(f),(h)	20,401,000	337,453
STACR Trust, Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (b),(c),(e),(h)	7,351,600	93,880

		46,858,966

Total North America		1,009,252,161

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,122,120,753)		1,025,983,197

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.3%
North America — 0.3%
Inverse Interest Only Collateralized Mortgage Obligations — 0.3%
Government National Mortgage Association,
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 5.99%, 10/20/45 (b),(f),(h)	6,394,085	1,303,345
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 6.04%, 11/20/45 (b),(f),(h)	6,192,140	1,464,763
Series 2016-5, Class QS, 1 mo. USD LIBOR + 6.20%, 6.04%, 01/20/46 (b),(f),(h)	9,768,109	2,122,483
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 6.04%, 07/20/47 (b),(f),(h)	5,859,027	1,027,744
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 6.04%, 08/20/47 (b),(f),(h)	6,463,587	1,446,363

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 6.04%, 10/20/47 (b),(f),(h)	$6,894,612	$1,411,079
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 5.99%, 04/20/47 (b),(f),(h)	5,877,340	1,204,073
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 6.04%, 05/20/47 (b),(f),(h)	6,113,105	1,278,183
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 6.04%, 04/20/48 (b),(f),(h)	8,312,432	1,809,010
Series 2018-65, Class PS, 1 mo. USD LIBOR + 6.15%, 5.99%, 05/20/48 (b),(f),(h)	6,356,330	1,083,354
Series 2018-93, Class SA, 1 mo. USD LIBOR + 6.20%, 6.04%, 07/20/48 (b),(f),(h)	5,421,346	759,747

		14,910,144

Total North America		14,910,144

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $14,921,023)		14,910,144

MUNICIPALS — 0.5%
North America — 0.5%
California Housing Finance, Rev., Series 2019 X, (SER X),, 0.29%, 01/15/35 (b),(c),(f)	15,277,600	305,857
Puerto Rico,
GO, Series 2012 A, (REF-PUBLIC IMPT-SER A),, 5.00%, 07/01/41 (c),(n)	5,505,000	3,468,150
GO, Series 2012 A, (REF-PUBLIC IMPT-SER A),, 5.50%, 07/01/39 (c),(n)	3,740,000	2,477,750
GO, Series 2014 A, (SER A),, 8.00%, 07/01/35 (c),(n)	32,250,000	20,478,750

Total North America		26,730,507

TOTAL MUNICIPALS (COST $21,578,754)		26,730,507

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 0.1%
Invesco Emerging Markets Sovereign Debt ETF (b)	4,662	126,433
iShares Core MSCI Emerging Markets ETF (b)	30,691	1,620,485
SPDR Dow Jones International Real Estate ETF (b),(c)	27,250	809,597
Vanguard Emerging Markets Government Bond ETF (b)	1,375	108,488
Vanguard FTSE Emerging Markets ETF (b)	36,544	1,580,163

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Vanguard Global ex-U.S. Real Estate ETF (a),(b),(c)	29,423	$1,430,252
Vanguard Real Estate ETF (b),(c)	7,077	558,800

TOTAL EXCHANGE-TRADED FUNDS (COST $6,991,232)		6,234,218

WARRANTS — 0.2%
Amplitude Healthcare Acquisition Corp. (a),(b)	150,000	186,000
Apex Technology Acquisition Corp., Class A (a),(b)	517,639	1,009,396
ARYA Sciences Acquisition Corp. (a),(b)	64,986	120,224
Ascendant Digital Acquisition Corp. (a),(b)	266,000	393,680
Bespoke Capital Acquisition Corp. (a),(b)	375,000	288,750
CC Neuberger Principal Holdings I (a),(b)	247,000	444,600
CHP Merger Corp., Class A (a),(b)	291,000	378,300
Churchill Capital Corp. II (a),(b)	264,055	576,538
CIIG Merger Corp., Class A (a),(b)	43,254	37,198
Crescent Acquisition Corp. (a),(b)	375,000	315,000
Experience Investment Corp. (a),(b)	275,000	338,250
FinServ Acquisition Corp. (a),(b)	166,667	153,334
Foley Trasimene Acquisition Corp., Class A (a),(b)	194,000	438,440
Galileo Acquisition Corp. (a),(b)	342,155	212,033
GigCapital2, Inc. (a),(b)	500,000	455,000
Haymaker Acquisition Corp. II, Class A (a),(b)	399,373	403,367
Jaws Acquisition Corp., Class A (a),(b)	200,000	424,000
Juniper Industrial Holdings, Inc. (a),(b)	298,682	516,720
LIV Capital Acquisition Corp. (a),(b)	210,000	98,700
Monocle Acquisition Corp. (a),(b)	77,774	38,809
New Providence Acquisition Corp., Class A (a),(b)	300,000	372,000
Osprey Technology Acquisition Corp. (a),(b)	474,375	664,125
SC Health Corp. (a),(b)	123,794	123,794
SCVX Corp., Class A (a),(b)	214,286	321,386
Silver Spike Acquisition Corp. (a),(b)	375,000	228,750
Social Capital Hedosophia Holdings Corp. III (a),(b)	192,072	741,398
South Mountain Merger Corp. (a),(b)	158,316	237,474
Subversive Capital Acquisition Corp. (a),(b)	750,000	450,000
Thunder Bridge Acquisition II Ltd. (a),(b)	375,000	513,750
Tuscan Holdings Corp. (a),(b)	400,000	204,000
Tuscan Holdings Corp. II (a),(b)	158,150	68,005
Union Acquisition Corp. II (a),(b)	525,000	393,750

TOTAL WARRANTS (COST $7,835,511)		11,146,771

INVESTMENTS IN INVESTEE FUNDS — 4.8%
North America — 4.8%
Aeolus Property Catastrophe Keystone PF Fund LP (a),(k)	3	110,878,315

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
EJF Debt Opportunities Offshore Fund, Ltd. (cost $ 175,020,651) (a),(k)	1,750,207	$148,977,578
PIMCO ILS Fund SP II (a),(k)	2	9,616,416

Total North America		269,472,309

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $281,975,560)		269,472,309

RIGHTS — 0.0%
GigCapital2, Inc. (a),(b)	500,000	165,000

TOTAL RIGHTS (COST $0)		165,000

TOTAL LONG-TERM INVESTMENTS (COST $4,249,291,129)		4,085,276,001

	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 0.4%
Exchange-Traded Call Options — 0.3%
BRENT CRUDE FUTURE DEC21	60.00	USD	10/26/21	600	27,330,000	$1,267,637	$1,020,000	$(247,637)
CBOE Volatility Index	42.50	USD	11/18/20	2,521	6,647,877	940,333	650,532	(289,801)
CBOE Volatility Index	45.00	USD	11/18/20	2,521	6,647,877	831,930	553,048	(278,882)
NATURAL GAS FUTURE APR23	3.00	USD	03/28/23	113	2,623,860	223,464	149,951	(73,513)
NATURAL GAS FUTURE AUG23	3.00	USD	07/26/23	113	2,662,280	223,465	122,718	(100,747)
NATURAL GAS FUTURE DEC23	3.00	USD	11/27/23	113	3,005,800	223,465	294,591	71,126
NATURAL GAS FUTURE FEB23	3.00	USD	01/26/23	113	3,171,910	223,465	535,846	312,381
NATURAL GAS FUTURE JAN21	4.00	USD	12/28/20	100	3,267,000	219,252	208,200	(11,052)
NATURAL GAS FUTURE JAN23	3.00	USD	12/22/22	50	75,820	375	10,338	9,963
NATURAL GAS FUTURE JAN23	3.00	USD	12/27/22	113	3,220,500	223,465	507,822	284,357
NATURAL GAS FUTURE JUL23	3.00	USD	06/27/23	113	2,653,240	223,465	120,345	(103,120)
NATURAL GAS FUTURE JUN23	3.00	USD	05/25/23	113	2,615,950	223,465	113,000	(110,465)
NATURAL GAS FUTURE MAR21	3.00	USD	02/23/21	600	18,594,000	3,199,512	3,148,800	(50,712)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NATURAL GAS FUTURE MAR21	3.50	USD	02/23/21	600	18,594,000	$2,268,012	$2,221,200	$(46,812)
NATURAL GAS FUTURE MAR21	4.00	USD	02/23/21	600	18,594,000	1,728,012	1,656,000	(72,012)
NATURAL GAS FUTURE MAR23	3.00	USD	02/23/23	113	2,997,890	223,465	488,386	264,921
NATURAL GAS FUTURE MAY23	3.00	USD	04/25/23	113	2,578,660	223,465	111,192	(112,273)
NATURAL GAS FUTURE NOV20	2.75	USD	10/27/20	158	3,992,660	464,498	213,300	(251,198)
NATURAL GAS FUTURE NOV20	3.25	USD	10/27/20	500	12,635,000	300,092	196,000	(104,092)
NATURAL GAS FUTURE NOV20	3.50	USD	10/27/20	333	8,414,910	141,529	74,259	(67,270)
NATURAL GAS FUTURE NOV23	3.00	USD	10/26/23	113	2,776,410	223,465	172,099	(51,366)
NATURAL GAS FUTURE OCT23	3.00	USD	09/26/23	113	2,679,230	223,465	136,391	(87,074)
NATURAL GAS FUTURE SEP23	3.00	USD	08/28/23	113	2,649,850	223,465	122,944	(100,521)
WTI CRUDE FUTURE DEC21	45.00	USD	11/16/21	63	2,716,560	428,495	347,760	(80,735)
ZAR vs USD	17.15	USD	12/18/20	54,000,000	54,000,000	2,033,953	1,536,840	(497,113)
ZAR vs USD	17.25	USD	12/18/20	54,000,000	54,000,000	2,043,909	1,424,736	(619,173)
ZAR vs USD	18.00	USD	12/18/20	1,800,000	1,800,000	477,000	385,713	(91,287)

						$19,026,118	$16,522,011	$(2,504,107)

Exchange-Traded Put Options — 0.1%
BRENT CRUDE FUTURE JAN21	40.00	USD	11/25/20	138	5,899,500	$290,063	$238,740	$(51,323)
INR vs USD	74.37	USD	01/04/21	40,500,000	40,500,000	966,533	604,584	(361,949)
NATURAL GAS FUTURE APR23	1.50	USD	03/28/23	50	1,161,000	10,721	21,100	10,379
NATURAL GAS FUTURE AUG23	1.50	USD	07/26/23	50	1,178,000	10,721	13,350	2,629
NATURAL GAS FUTURE DEC20	2.00	USD	10/27/20	1,168	36,406,560	220,188	557,136	336,948

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NATURAL GAS FUTURE DEC20	2.25	USD	11/24/20	500	15,585,000	$165,010	$104,000	$(61,010)
NATURAL GAS FUTURE DEC23	1.50	USD	11/27/23	50	1,330,000	10,721	10,200	(521)
NATURAL GAS FUTURE FEB23	1.50	USD	01/26/23	50	1,403,500	10,721	16,450	5,729
NATURAL GAS FUTURE JAN23	1.50	USD	12/27/22	50	1,425,000	10,721	10,650	(71)
NATURAL GAS FUTURE JUL23	1.50	USD	06/27/23	50	1,174,000	10,721	13,550	2,829
NATURAL GAS FUTURE JUN23	1.50	USD	05/25/23	50	1,157,500	10,721	14,800	4,079
NATURAL GAS FUTURE MAR21	2.25	USD	02/23/21	1,200	37,188,000	1,284,024	1,230,000	(54,024)
NATURAL GAS FUTURE MAR21	2.50	USD	02/23/21	625	19,368,750	1,257,825	1,125,000	(132,825)
NATURAL GAS FUTURE MAR23	1.50	USD	02/23/23	50	1,326,500	10,721	25,050	14,329
NATURAL GAS FUTURE MAY23	1.50	USD	04/25/23	50	1,141,000	10,721	17,200	6,479
NATURAL GAS FUTURE NOV20	2.25	USD	10/27/20	667	16,855,090	486,743	720,360	233,617
NATURAL GAS FUTURE NOV20	2.50	USD	10/27/20	625	15,793,750	1,055,325	1,315,000	259,675
NATURAL GAS FUTURE NOV23	1.50	USD	10/26/23	50	1,228,500	10,721	11,150	429
NATURAL GAS FUTURE OCT23	1.50	USD	09/26/23	50	1,185,500	10,721	14,600	3,879
NATURAL GAS FUTURE SEP23	1.50	USD	08/28/23	50	1,172,500	10,721	14,300	3,579
WTI CRUDE FUTURE DEC20	35.00	USD	11/17/20	83	3,359,010	78,976	73,040	(5,936)
WTI CRUDE FUTURE DEC20	37.50	USD	11/17/20	50	2,023,500	73,576	68,500	(5,076)
WTI CRUDE FUTURE JAN21	35.00	USD	12/16/20	142	5,792,180	288,436	187,440	(100,996)
WTI CRUDE FUTURE JAN21	39.00	USD	12/16/20	100	4,079,000	273,152	235,000	(38,152)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
WTI CRUDE FUTURE NOV20	37.00	USD	10/15/20	50	2,011,000	$57,556	$22,500	$(35,056)
WTI CRUDE FUTURE NOV20	37.50	USD	10/15/20	50	2,011,000	59,076	26,000	(33,076)
WTI CRUDE FUTURE NOV20	40.00	USD	10/15/20	50	2,011,000	85,576	56,500	(29,076)

						$6,770,711	$6,746,200	$(24,511)

Total Purchased Options Outstanding						$25,796,829	$23,268,211	$(2,528,618)

TOTAL INVESTMENTS IN SECURITIES — 73.5% (COST $4,275,087,958)	4,108,544,212

TOTAL SECURITIES SOLD SHORT — (6.5)% (PROCEEDS $339,249,481)	(364,958,390)

Other Assets (o) — 33.0%	1,847,298,484

Net Assets — 100.0%	$5,590,884,306

Security Description	Shares	Value

SECURITIES SOLD SHORT — (6.5)%
COMMON STOCK — (6.5)%
Africa — (0.0)%
Metals & Mining — (0.0)%
AngloGold Ashanti Ltd., ADR	9,100	$(240,058)
Gold Fields Ltd., ADR	51,700	(635,393)
Harmony Gold Mining Co. Ltd., ADR	46,800	(246,636)

		(1,122,087)

Total Africa		(1,122,087)

Asia — (0.6)%
Automotive — (0.0)%
Honda Motor Co. Ltd., ADR	11,500	(272,550)
Kandi Technologies Group, Inc.	700	(4,340)
Toyota Motor Corp., ADR	3,200	(423,808)

		(700,698)

Banking — (0.0)%
HDFC Bank Ltd., ADR	5,000	(249,800)
ICICI Bank Ltd., ADR	140,300	(1,379,149)
KB Financial Group, Inc., ADR	3,500	(112,420)
Mitsubishi UFJ Financial Group, Inc., ADR	29,200	(117,092)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Mizuho Financial Group, Inc., ADR	7,500	$(19,125)
Shinhan Financial Group Co. Ltd., ADR	300	(6,891)
Sumitomo Mitsui Financial Group, Inc., ADR	26,500	(148,135)

		(2,032,612)

Biotechnology & Pharmaceuticals — (0.0)%
111, Inc., ADR	200	(1,240)
Dr Reddy’s Laboratories Ltd., ADR	400	(27,824)
Takeda Pharmaceutical Co. Ltd., ADR	13,591	(242,464)

		(271,528)

Commercial Services — (0.0)%
OneSmart International Education Group Ltd., ADR	100	(449)

Consumer Services — (0.0)%
Bright Scholar Education Holdings Ltd., ADR	800	(5,112)
RISE Education Cayman Ltd., ADR	1,499	(9,099)
Tarena International, Inc., ADR	3,700	(6,512)

		(20,723)

Financial Services — (0.0)%
Nomura Holdings, Inc., ADR	4,200	(19,236)

Gaming, Lodging & Restaurants — (0.1)%
Huazhu Group Ltd., ADR	28,100	(1,215,044)
Melco Resorts & Entertainment Ltd., ADR	8,000	(133,200)
Yum China Holdings, Inc.	28,600	(1,514,370)

		(2,862,614)

Hardware — (0.0)%
Huami Corp., ADR	400	(5,140)
Sony Corp., ADR	22,800	(1,749,900)

		(1,755,040)

Health Care — (0.0)%
China SXT Pharmaceuticals, Inc.	100	(24)
Happiness Biotech Group Ltd.	100	(177)
Lianluo Smart Ltd.	95	(38)

		(239)

Health Care Facilities & Services — (0.0)%
SOS Ltd., ADR	298	(557)

Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	1,100	(12,452)
Fanhua, Inc., ADR	1,600	(26,800)

		(39,252)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Media — (0.1)%
Baidu, Inc., ADR	3,700	$(468,383)
Eros STX Global Corp.	44,300	(97,903)
Fang Holdings Ltd., ADR	180	(2,072)
iQIYI, Inc., ADR	52,000	(1,174,160)
LINE Corp., ADR	200	(10,160)
MakeMyTrip Ltd.	4,700	(72,192)
SINA Corp.	6,000	(255,660)
Sogou, Inc., ADR	1,000	(8,890)
Tencent Music Entertainment Group, ADR	4,100	(60,557)
Trip.com Group Ltd., ADR	6,900	(214,866)
Uxin Ltd., ADR	2,800	(2,435)
Weibo Corp., ADR	200	(7,286)
Yatra Online, Inc.	1,600	(1,200)

		(2,375,764)

Metals & Mining — (0.0)%
Vedanta Ltd., ADR	4,800	(35,472)

Retail—Discretionary — (0.1)%
Alibaba Group Holding Ltd., ADR	23,500	(6,908,530)
JD.com, Inc., ADR	200	(15,522)
Pinduoduo, Inc., ADR	5,300	(392,995)

		(7,317,047)

Semiconductors — (0.1)%
Himax Technologies, Inc., ADR	6,200	(22,072)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	85,800	(6,955,806)

		(6,977,878)

Software — (0.2)%
Agora, Inc., ADR	200	(8,596)
Bilibili, Inc., ADR	1,400	(58,240)
GSX Techedu, Inc., ADR	37,500	(3,379,125)
Kingsoft Cloud Holdings Ltd., ADR	1,500	(44,295)
Link Motion, Inc., ADR	11,000	0
Luokung Technology Corp.	7,149	(3,482)
OneConnect Financial Technology Co. Ltd., ADR	2,100	(44,730)
Qutoutiao, Inc., ADR	11,500	(25,185)
Sea Ltd., ADR	32,900	(5,067,916)
Youdao, Inc., ADR	600	(15,504)

		(8,647,073)

Specialty Finance — (0.0)%
360 Finance, Inc., ADR	200	(2,388)
FinVolution Group, ADR	3,200	(5,888)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Hudson Capital, Inc.	9,600	$(3,907)
Jianpu Technology, Inc., ADR	200	(102)
LexinFintech Holdings Ltd., ADR	6,500	(44,525)
Qudian, Inc., ADR	20,500	(25,420)

		(82,230)

Technology Services — (0.0)%
Baozun, Inc., ADR	1,300	(42,237)
Infosys Ltd., ADR	300	(4,143)
Taoping, Inc.	50	(133)
Wipro Ltd., ADR	4,566	(21,460)

		(67,973)

Telecommunications — (0.0)%
KT Corp., ADR	100	(961)
PLDT, Inc., ADR	1,200	(32,460)
SK Telecom Co. Ltd., ADR	2,200	(49,324)

		(82,745)

Transportation & Logistics — (0.0)%
BEST, Inc., ADR	2,700	(8,100)
ZTO Express Cayman, Inc., ADR	2,400	(71,808)

		(79,908)

Utilities — (0.0)%
Azure Power Global Ltd.	100	(2,980)
Korea Electric Power Corp., ADR	3,000	(26,130)

		(29,110)

Total Asia		(33,398,148)

Europe — (0.4)%
Asset Management — (0.0)%
UBS Group AG	47,400	(528,510)

Automotive — (0.0)%
Autoliv, Inc.	1,000	(72,880)
Ferrari NV	2,400	(441,816)
Fiat Chrysler Automobiles NV	16,300	(199,186)
Veoneer, Inc.	200	(2,940)

		(716,822)

Banking — (0.1)%
Banco Bilbao Vizcaya Argentaria SA, ADR	20,900	(57,266)
Banco Santander SA, ADR	119,243	(220,599)
Barclays plc, ADR	58,381	(292,489)
Deutsche Bank AG	32,600	(273,840)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
HSBC Holdings plc, ADR	45,326	$(887,483)
ING Groep NV, ADR	16,400	(116,112)
Lloyds Banking Group plc, ADR	58,700	(76,310)
Natwest Group plc, ADR	10,600	(28,514)

		(1,952,613)

Biotechnology & Pharmaceuticals — (0.0)%
AC Immune SA	13	(63)
Auris Medical Holding Ltd.	20	(16)
BioNTech SE, ADR	51	(3,531)
Centogene NV	200	(1,892)
Grifols SA, ADR	7,700	(133,595)
Novartis AG, ADR	3,400	(295,664)
Orchard Therapeutics plc, ADR	1,900	(7,809)
Tiziana Life Sciences plc, ADR	7,300	(24,455)

		(467,025)

Chemicals — (0.0)%
Linde plc	1,600	(381,008)

Construction Materials — (0.0)%
CRH plc, ADR	6,800	(245,412)

Consumer Products — (0.1)%
Anheuser-Busch InBev NV, ADR	8,400	(452,592)
British American Tobacco plc, ADR	31,000	(1,120,650)
Unilever NV	26,200	(1,582,480)
Unilever plc, ADR	300	(18,504)

		(3,174,226)

Electrical Equipment — (0.0)%
ABB Ltd., ADR	25,600	(651,520)

Financial Services — (0.0)%
Credit Suisse Group AG, ADR	24,949	(248,742)

Gaming, Lodging & Restaurants — (0.0)%
Esports Entertainment Group, Inc.	700	(2,709)
GAN Ltd.	300	(5,070)
InterContinental Hotels Group plc, ADR	1,000	(52,480)

		(60,259)

Hardware — (0.0)%
Nokia Oyj, ADR	20,500	(80,155)

Health Care — (0.0)%
Smith & Nephew plc, ADR	1,800	(70,380)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Insurance — (0.0)%
Aegon NV	311	$(796)
Prudential plc, ADR	6,000	(171,540)

		(172,336)

Machinery — (0.0)%
CNH Industrial NV	8,900	(69,598)

Media — (0.0)%
Jumia Technologies AG, ADR	18,100	(144,619)
Liberty Global plc, Class A	23,300	(489,533)
Pearson plc, ADR	600	(4,266)
WPP plc, ADR	2,300	(90,252)

		(728,670)

Medical Equipment & Devices — (0.0)%
Alcon, Inc.	2,200	(125,290)
Koninklijke Philips NV	7,738	(364,847)

		(490,137)

Metals & Mining — (0.0)%
Ferroglobe PLC	400	0

Retail—Discretionary — (0.0)%
Farfetch Ltd., Class A	45,400	(1,142,264)

Semiconductors — (0.1)%
ASML Holding NV	9,000	(3,323,430)
NXP Semiconductors NV	11,768	(1,468,764)

		(4,792,194)

Software — (0.1)%
Materialise NV, ADR	300	(11,073)
SAP SE, ADR	10,000	(1,558,100)

		(1,569,173)

Specialty Finance — (0.0)%
Fly Leasing Ltd., ADR	600	(4,356)

Technology Services — (0.0)%
RELX plc, ADR	1,000	(22,370)

Telecommunications — (0.0)%
Telefonica SA, ADR	27,119	(93,289)
Vodafone Group plc, ADR	47,400	(636,108)

		(729,397)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	100	$(356)
Costamare, Inc.	1,100	(6,677)
Diana Shipping, Inc.	353	(498)
Euroseas Ltd.	300	(741)
Frontline Ltd.	37,640	(244,660)
GasLog Ltd.	14,600	(39,566)
Golden Ocean Group Ltd.	1,180	(4,508)
Navios Maritime Holdings, Inc.	770	(1,355)
Performance Shipping, Inc.	700	(413)
Ryanair Holdings plc, ADR	10,500	(858,480)
Scorpio Tankers, Inc.	7,642	(84,597)
Star Bulk Carriers Corp.	10,100	(69,589)

		(1,311,440)

Utilities — (0.0)%
National Grid plc, ADR	8,400	(485,436)

Total Europe		(20,094,043)

Middle East — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Cellect Biotechnology Ltd., ADR	1,000	(2,110)
Compugen Ltd.	2,500	(40,625)
Intec Pharma Ltd.	1,800	(443)
Teva Pharmaceutical Industries Ltd., ADR	18,000	(162,180)

		(205,358)

Chemicals — (0.0)%
ICL Group Ltd.	100	(349)

Hardware — (0.0)%
Kornit Digital Ltd.	2,300	(149,201)
Nano Dimension Ltd., ADR	8,000	(22,880)

		(172,081)

Health Care Facilities & Services — (0.0)%
Nano-X Imaging Ltd.	200	(4,704)

Media — (0.0)%
Fiverr International Ltd.	3,500	(486,430)

Oil, Gas & Coal — (0.0)%
Borr Drilling Ltd.	400	(220)

Software — (0.0)%
My Size, Inc.	442	(455)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Sapiens International Corp. NV	400	$(12,232)

		(12,687)

Telecommunications — (0.0)%
Turkcell Iletisim Hizmetleri AS, ADR	1,300	(6,227)

Total Middle East		(888,056)

North America — (5.3)%
Aerospace & Defense — (0.0)%
AeroVironment, Inc.	1,200	(72,012)
Astrotech Corp.	600	(1,020)
Axon Enterprise, Inc.	100	(9,070)
HEICO Corp.	12	(1,256)
Howmet Aerospace, Inc.	3,295	(55,092)
Mercury Systems, Inc.	1,900	(147,174)
Smith & Wesson Brands, Inc.	5,000	(77,600)
Textron, Inc.	5,100	(184,059)
Triumph Group, Inc.	11,700	(76,167)

		(623,450)

Apparel & Textile Products — (0.1)%
Canada Goose Holdings, Inc.	600	(19,302)
Capri Holdings Ltd.	36,800	(662,400)
Carter’s, Inc.	8,500	(735,930)
Crocs, Inc.	400	(17,092)
Fossil Group, Inc.	10,100	(57,974)
Hanesbrands, Inc.	23,400	(368,550)
Iconix Brand Group, Inc.	3,510	(2,503)
Kontoor Brands, Inc.	100	(2,420)
Lakeland Industries, Inc.	1,400	(27,720)
PVH Corp.	12,100	(721,644)
Sequential Brands Group, Inc.	115	(533)
Skechers U.S.A., Inc., Class A	2,600	(78,572)
Steven Madden Ltd.	7,450	(145,275)
VF Corp.	5,899	(414,405)
Wolverine World Wide, Inc.	400	(10,336)

		(3,264,656)

Asset Management — (0.0)%
Artisan Partners Asset Management, Inc., Class A	800	(31,192)
Barings BDC, Inc.	500	(4,000)
Brookfield Asset Management, Inc., Class A	47,775	(1,579,442)
Carlyle Group, Inc. (The)	10,600	(261,502)
Focus Financial Partners, Inc., Class A	900	(29,511)
FS KKR Capital Corp.	500	(7,930)
Kennedy-Wilson Holdings, Inc.	5,700	(82,764)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Stifel Financial Corp.	5,000	$(252,800)
Virtus Investment Partners, Inc.	100	(13,865)

		(2,263,006)

Automotive — (0.1)%
Aptiv plc	9,900	(907,632)
BorgWarner, Inc.	20,800	(805,792)
CBAK Energy Technology, Inc.	1,100	(2,222)
Cooper Tire & Rubber Co.	6,800	(215,560)
Dana, Inc.	1,100	(13,552)
Ford Motor Co.	35,800	(238,428)
Fox Factory Holding Corp.	3,900	(289,887)
General Motors Co.	37,000	(1,094,830)
Harley-Davidson, Inc.	32,700	(802,458)
Lear Corp.	6,400	(697,920)
Magna International, Inc.	1,000	(45,750)
Motorcar Parts of America, Inc.	1,300	(20,228)
Visteon Corp.	900	(62,298)
Westport Fuel Systems, Inc.	7,900	(12,877)
XPEL, Inc.	400	(10,432)

		(5,219,866)

Banking — (0.1)%
Allegiance Bancshares, Inc.	500	(11,685)
Ameris Bancorp	5,699	(129,823)
Banc of California, Inc.	3,700	(37,444)
Banco Latinoamericano de Comercio Exterior SA, Class E	2,500	(30,375)
Bank of Montreal	1,900	(110,979)
Bank of Nova Scotia	19,800	(821,898)
BankUnited, Inc.	2,800	(61,348)
Berkshire Hills Bancorp, Inc.	100	(1,011)
Canadian Imperial Bank of Commerce	6,200	(463,264)
Commerce Bancshares, Inc.	100	(5,629)
Credicorp Ltd.	800	(99,192)
Customers Bancorp, Inc.	3,200	(35,840)
FB Financial Corp.	1,100	(27,632)
First Republic Bank	10,600	(1,156,036)
Great Western Bancorp, Inc.	400	(4,980)
Hilltop Holdings, Inc.	100	(2,058)
Independent Bank Corp.	100	(5,238)
Independent Bank Group, Inc.	700	(30,926)
Meta Financial Group, Inc.	1,800	(34,596)
OceanFirst Financial Corp.	100	(1,369)
Pacific Premier Bancorp, Inc.	120	(2,417)
Pinnacle Financial Partners, Inc.	6,400	(227,776)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Royal Bank of Canada	9,000	$(631,260)
Simmons First National Corp., Class A	200	(3,171)
South State Corp.	1,100	(52,965)
Sterling Bancorp	39,508	(415,624)
SVB Financial Group	400	(96,248)
TCF Financial Corp.	14,747	(344,490)
Triumph Bancorp, Inc.	1,500	(46,710)

		(4,891,984)

Biotechnology & Pharmaceuticals — (0.5)%
Abeona Therapeutics, Inc.	1,700	(1,734)
AcelRx Pharmaceuticals, Inc.	100	(142)
Achieve Life Sciences, Inc.	1,000	(8,370)
Acorda Therapeutics, Inc.	12,400	(6,386)
Actinium Pharmaceuticals, Inc.	1,986	(19,244)
Adamis Pharmaceuticals Corp.	4,800	(3,760)
Adial Pharmaceuticals, Inc.	800	(1,784)
ADMA Biologics, Inc.	23,000	(54,970)
Advaxis, Inc.	10,700	(4,387)
Aerie Pharmaceuticals, Inc.	700	(8,239)
Aeterna Zentaris, Inc.	9,224	(3,238)
Akcea Therapeutics, Inc.	4,200	(76,188)
Alimera Sciences, Inc.	306	(1,487)
Allovir, Inc.	200	(5,500)
Ampio Pharmaceuticals, Inc.	20,712	(19,821)
Anavex Life Sciences Corp.	3,100	(14,105)
Aphria, Inc.	3,900	(17,277)
Aptevo Therapeutics, Inc.	100	(760)
Aspira Women’s Health, Inc.	2,200	(6,787)
Aurora Cannabis, Inc.	18,500	(86,025)
Axsome Therapeutics, Inc.	3,700	(263,625)
Aytu BioScience, Inc.	15,100	(17,969)
Bausch Health Cos., Inc.	17,500	(271,950)
Beam Therapeutics, Inc.	100	(2,462)
Bellicum Pharmaceuticals, Inc.	1,370	(9,001)
Bio-Path Holdings, Inc.	8	(34)
Biocept, Inc.	4,010	(17,684)
Biogen Idec, Inc.	11,100	(3,148,848)
BioMarin Pharmaceutical, Inc.	3,700	(281,496)
Blueprint Medicines Corp.	400	(37,080)
Bridgebio Pharma, Inc.	2,400	(90,048)
Canopy Growth Corp.	1,700	(24,344)
Capricor Therapeutics, Inc.	4,000	(21,000)
Cassava Sciences, Inc.	7,400	(85,174)
Checkpoint Therapeutics, Inc.	100	(268)
China Pharma Holdings, Inc.	3,300	(1,204)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Cleveland BioLabs, Inc.	400	$(788)
Clovis Oncology, Inc.	20,800	(121,264)
Coherus Biosciences, Inc.	4,300	(78,862)
Collegium Pharmaceutical, Inc.	100	(2,082)
Corbus Pharmaceuticals Holdings, Inc.	2,000	(3,600)
Corcept Therapeutics, Inc.	500	(8,702)
Diffusion Pharmaceuticals, Inc.	2,904	(2,445)
Dyadic International, Inc.	500	(3,785)
Elanco Animal Health, Inc.	2,300	(64,239)
ElectroCore, Inc.	500	(865)
Endo International plc	35,800	(118,140)
Equillium, Inc.	100	(577)
Evolus, Inc.	2,300	(8,993)
Genprex, Inc.	1,400	(4,704)
Gilead Sciences, Inc.	72,400	(4,574,956)
Guardant Health, Inc.	15,900	(1,777,302)
Hepion Pharmaceuticals, Inc.	600	(1,866)
Heron Therapeutics, Inc.	1,700	(25,194)
HEXO Corp.	12,400	(8,172)
HTG Molecular Diagnostics, Inc.	5,696	(1,882)
iBio, Inc.	52,300	(106,169)
IGM Biosciences, Inc.	1,100	(81,191)
Inovio Pharmaceuticals, Inc.	3,200	(37,120)
Intra-Cellular Therapies, Inc.	4,200	(107,772)
Jazz Pharmaceuticals plc	600	(85,554)
Jounce Therapeutics, Inc.	100	(816)
Kala Pharmaceuticals, Inc.	200	(1,500)
Karuna Therapeutics, Inc.	1,000	(77,320)
Kindred Biosciences, Inc.	100	(429)
Krystal Biotech, Inc.	500	(21,525)
Lipocine, Inc.	3,200	(4,512)
Livongo Health, Inc.	18,300	(2,562,915)
Lumos Pharma, Inc.	422	(5,832)
MediciNova, Inc.	200	(1,048)
Merrimack Pharmaceuticals, Inc.	60	(240)
Moderna, Inc.	116,900	(8,270,675)
Mylan NV	90,400	(1,340,632)
NanoViricides, Inc.	2,100	(8,064)
Neos Therapeutics, Inc.	4,000	(2,121)
Neurobo Pharmaceuticals, Inc.	92	(29)
Novan, Inc.	12,900	(6,211)
Novavax, Inc.	3,300	(357,555)
Novus Therapeutics, Inc.	22	(21)
Ocugen, Inc.	31,100	(9,641)
Oncocyte Corp.	100	(139)
Oragenics, Inc.	13,000	(7,475)
Organigram Holdings, Inc.	5,500	(5,775)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Organovo Holdings, Inc.	905	$(7,159)
Paratek Pharmaceuticals, Inc.	800	(4,328)
PDL BioPharma, Inc.	6,000	(18,900)
PolarityTE, Inc.	10,099	(10,503)
Qualigen Therapeutics, Inc.	6,300	(31,185)
Regulus Therapeutics, Inc.	200	(103)
REVOLUTION Medicines, Inc.	300	(10,440)
Rockwell Medical, Inc.	3,200	(3,424)
Royalty Pharma plc, Class A	200	(8,414)
Sarepta Therapeutics, Inc.	900	(126,387)
SCYNEXIS, Inc.	100	(441)
Seelos Therapeutics, Inc.	200	(187)
SELLAS Life Sciences Group, Inc.	2,767	(7,333)
Senestech, Inc.	700	(1,309)
Senseonics Holdings, Inc.	23,100	(8,947)
Sorrento Therapeutics, Inc.	75,700	(844,055)
SpringWorks Therapeutics, Inc.	300	(14,301)
Stoke Therapeutics, Inc.	1,300	(43,537)
Sunesis Pharmaceuticals, Inc.	5,340	(6,675)
TG Therapeutics, Inc.	24,900	(666,324)
TherapeuticsMD, Inc.	1,300	(2,054)
Tilray, Inc.	22,700	(110,095)
Tonix Pharmaceuticals Holding Corp.	17,100	(14,364)
TransMedics Group, Inc.	2,000	(27,560)
Trevena, Inc.	1,100	(3,289)
Trillium Therapeutics, Inc.	23,200	(329,672)
UroGen Pharma Ltd.	2,600	(50,154)
Vaxart, Inc.	32,700	(217,455)
Viela Bio, Inc.	200	(5,616)
Vir Biotechnology, Inc.	9,600	(329,568)
VolitionRX Ltd.	800	(2,568)
WaVe Life Sciences Ltd.	1,800	(15,282)
XBiotech, Inc.	800	(15,272)
Xencor, Inc.	2,400	(93,096)

		(27,553,087)

Chemicals — (0.0)%
AgroFresh Solutions, Inc.	900	(2,187)
Albemarle Corp.	6,700	(598,176)
American Vanguard Corp.	100	(1,314)
Amyris, Inc.	14,300	(41,756)
Celanese Corp.	700	(75,215)
Dow, Inc.	9,700	(456,385)
Eastman Chemical Co.	1,400	(109,368)
Ferro Corp.	900	(11,160)
GCP Applied Technologies, Inc.	4,200	(87,990)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Huntsman Corp.	2,700	$(59,967)
Kraton Corp.	200	(3,564)
Kronos Worldwide, Inc.	600	(7,716)
LSB Industries, Inc.	1,800	(2,916)
LyondellBasell Industries NV, Class A	2,300	(162,127)
Nutrien Ltd.	1,901	(74,576)
Quaker Chemical Corp.	1,100	(197,681)
Tronox Holdings PLC, Class A	23,200	(182,584)
Univar, Inc.	1,000	(16,880)
WD-40 Co.	300	(56,793)

		(2,148,355)

Commercial Services — (0.0)%
ABM Industries, Inc.	200	(7,332)
Aramark	13,800	(365,010)
ASGN, Inc.	1,400	(88,984)
Bright Horizons Family Solutions, Inc.	1,500	(228,060)
GP Strategies Corp.	100	(964)
Interpace Biosciences, Inc.	1,160	(3,584)
ManpowerGroup, Inc.	2,600	(190,658)
NV5 Global, Inc.	1,300	(68,601)
Quanta Services, Inc.	400	(21,144)
Robert Half International, Inc.	100	(5,294)
Rollins, Inc.	10,700	(579,833)
RR Donnelley & Sons Co.	8,834	(12,898)
Vivint Smart Home, Inc.	100	(1,708)
Willdan Group, Inc.	500	(12,755)

		(1,586,825)

Construction Materials — (0.0)%
AZEK Co., Inc. (The)	100	(3,481)
Boise Cascade Co.	100	(3,992)
Eagle Materials, Inc.	700	(60,424)
Fortune Brands Home & Security, Inc.	2,400	(207,648)
Martin Marietta Materials, Inc.	400	(94,144)
Masco Corp.	2,000	(110,260)
Owens Corning	400	(27,524)
PGT Innovations, Inc.	100	(1,752)
Simpson Manufacturing Co., Inc.	100	(9,716)
Trex Co., Inc.	20,500	(1,467,800)
UFP Industries, Inc.	300	(16,953)

		(2,003,694)

Consumer Products — (0.2)%
22nd Century Group, Inc.	5,500	(3,524)
Alkaline Water Co., Inc. (The)	400	(504)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Avery Dennison Corp.	300	$(38,352)
B&G Foods, Inc.	12,200	(338,794)
BellRing Brands, Inc., Class A	1,800	(37,332)
Beyond Meat, Inc.	18,700	(3,105,322)
Brown-Forman Corp., Class B	1,100	(82,852)
Cadiz, Inc.	1,200	(11,916)
Cal-Maine Foods, Inc.	1,600	(61,392)
Calyxt, Inc.	100	(549)
Celsius Holdings, Inc.	3,800	(86,298)
Coty, Inc., Class A	190,185	(513,500)
Craft Brew Alliance, Inc.	2,700	(44,577)
Cronos Group, Inc.	70,200	(351,702)
Darling Ingredients, Inc.	1,000	(36,030)
Edgewell Personal Care Co.	5,300	(147,764)
Energizer Holdings, Inc.	4,000	(156,560)
Estee Lauder Cos., Inc. (The), Class A	1,600	(349,200)
Fresh Del Monte Produce, Inc.	1,900	(43,548)
Hain Celestial Group, Inc.	7,400	(253,820)
Helen of Troy Ltd.	2,200	(425,744)
Ingredion, Inc.	700	(52,976)
Lamb Weston Holdings, Inc.	300	(19,881)
Landec Corp.	100	(972)
Limoneira Co.	200	(2,860)
Monster Beverage Corp.	10,500	(842,100)
NewAge, Inc.	26,900	(46,537)
Ocean Bio-Chem, Inc.	300	(4,299)
Pilgrim’s Pride Corp.	3,800	(56,867)
Post Holdings, Inc.	6,000	(516,000)
Primo Water Corp.	1,300	(18,460)
Reed’s, Inc.	800	(743)
Revlon, Inc., Class A	300	(1,896)
Sanderson Farms, Inc.	300	(35,391)
Simply Good Foods Co. (The)	3,200	(70,560)
Spectrum Brands Holdings, Inc.	1,100	(62,876)
Tejon Ranch Co.	300	(4,245)
Trinseo SA	200	(5,128)
Universal Corp.	2,100	(87,948)
Vector Group Ltd.	11,428	(110,737)
Youngevity International, Inc.	100	(60)

		(8,029,816)

Consumer Services — (0.0)%
Laureate Education, Inc., Class A	10,100	(134,128)
Regis Corp.	8,100	(49,734)
Rent-A-Center, Inc.	4,900	(146,461)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Strategic Education, Inc.	1,025	$(93,757)

		(424,080)

Containers & Packaging — (0.0)%
Amcor plc	106,100	(1,172,405)
Ardagh Group SA	100	(1,405)
Berry Global Group, Inc.	2,900	(140,128)
Document Security Systems, Inc.	800	(3,648)
Greif, Inc., Class A	2,800	(101,388)
O-I Glass, Inc.	400	(4,236)
Packaging Corp. of America	400	(43,620)
Westrock Co.	6,200	(215,388)

		(1,682,218)

Design, Manufacturing & Distribution — (0.0)%
Arrow Electronics, Inc.	4,000	(314,640)
Benchmark Electronics, Inc.	3,200	(64,480)
Flex Ltd.	15,800	(176,012)
SYNNEX Corp.	3,400	(476,204)

		(1,031,336)

Distributors—Consumer Staples — (0.0)%
Archer-Daniels-Midland Co.	800	(37,192)
Bunge Ltd.	5,700	(260,490)
HF Foods Group, Inc.	400	(2,644)

		(300,326)

Distributors—Discretionary — (0.1)%
Copart, Inc.	20,800	(2,187,328)
G-III Apparel Group Ltd.	500	(6,555)
Hudson Technologies, Inc.	900	(1,035)
IAA, Inc.	3,600	(187,452)
LKQ Corp.	6,700	(185,791)
Pool Corp.	200	(66,908)

		(2,635,069)

Electrical Equipment — (0.1)%
Advanced Energy Industries, Inc.	4,600	(289,524)
Allied Motion Technologies, Inc.	100	(4,128)
Argan, Inc.	1,300	(54,483)
Babcock & Wilcox Enterprises, Inc.	3,308	(7,675)
Belden, Inc.	300	(9,336)
Bloom Energy Corp.	6,000	(107,820)
Capstone Turbine Corp.	348	(1,656)
Cognex Corp.	7,200	(468,720)
Emerson Electric Co.	400	(26,228)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Energous Corp.	3,900	$(11,505)
Generac Holdings, Inc.	300	(58,092)
General Electric Co.	55,500	(345,765)
IntriCon Corp.	800	(9,744)
Johnson Controls International plc	36,600	(1,495,110)
Mesa Laboratories, Inc.	300	(76,428)
MSA Safety, Inc.	200	(26,834)
Novanta, Inc.	1,500	(158,010)
Orion Energy Systems, Inc.	100	(757)
Pioneer Power Solutions, Inc.	2,530	(3,896)
Plexus Corp.	200	(14,126)
Polar Power, Inc.	700	(2,212)
Research Frontiers, Inc.	600	(1,620)
Rockwell Automation, Inc.	4,200	(926,856)
Snap-on, Inc.	100	(14,713)
Stoneridge, Inc.	100	(1,837)
TE Connectivity Ltd.	1,500	(146,610)
Trimble, Inc.	6,500	(316,550)
Wrap Technologies, Inc.	300	(2,031)

		(4,582,266)

Engineering & Construction Services — (0.0)%
AECOM	800	(33,472)
Century Communities, Inc.	400	(16,932)
Construction Partners, Inc., Class A	500	(9,100)
Goldfield Corp.	700	(2,961)
Green Brick Partners, Inc.	300	(4,830)
Installed Building Products, Inc.	100	(10,175)
Kratos Defense & Security Solutions, Inc.	700	(13,496)
Meritage Homes Corp.	700	(77,273)

		(168,239)

Financial Services — (0.1)%
Affiliated Managers Group, Inc.	200	(13,676)
Altus Midstream	610	(6,777)
Arlington Asset Investment Corp., Class A	2,800	(7,952)
Columbia Financial, Inc.	100	(1,110)
Evercore, Inc., Class A	100	(6,546)
Goldman Sachs Group, Inc.	33,100	(6,652,107)
Greenhill & Co., Inc.	2,600	(29,510)
Invesco Ltd.	600	(6,846)
LM Funding America, Inc.	400	(263)
Marathon Patent Group, Inc.	9,600	(18,816)
Medley Capital Corp.	220	(3,922)
Moelis & Co., Class A	4,300	(151,102)
Ocwen Financial Corp.	206	(4,351)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Virtu Financial, Inc., Class A	9,800	$(225,498)

		(7,128,476)

Forest & Paper Products — (0.0)%
International Paper Co.	1,400	(56,756)
Mercer International, Inc.	3,800	(25,080)

		(81,836)

Gaming, Lodging & Restaurants — (0.3)%
BJ’s Restaurants, Inc.	4,700	(138,368)
Brinker International, Inc.	6,300	(269,136)
Caesars Entertainment, Inc.	30,376	(1,702,879)
Cheesecake Factory, Inc. (The)	2,300	(63,802)
Choice Hotels International, Inc.	4,200	(361,032)
Churchill Downs, Inc.	100	(16,382)
Chuy’s Holdings, Inc.	100	(1,958)
Darden Restaurants, Inc.	700	(70,518)
Dave & Buster’s Entertainment, Inc.	14,200	(215,272)
DraftKings, Inc., Class A	41,600	(2,447,744)
El Pollo Loco Holdings, Inc.	5,000	(81,000)
Fiesta Restaurant Group, Inc.	4,000	(37,480)
Hilton Worldwide Holdings, Inc.	18,700	(1,595,484)
Hyatt Hotels Corp., Class A	2,400	(128,088)
International Game Technology plc	300	(3,339)
Kura Sushi USA, Inc., Class A	1,200	(15,720)
Las Vegas Sands Corp.	39,500	(1,843,070)
Marriott International, Inc., Class A	6,500	(601,770)
Marriott Vacations Worldwide Corp.	6,700	(608,427)
MGM Resorts International	63,200	(1,374,600)
Norwegian Cruise Line Holdings Ltd.	80,300	(1,373,933)
Penn National Gaming, Inc.	7,400	(537,980)
Playa Hotels & Resorts NV	10,400	(43,576)
Potbelly Corp.	1,100	(4,169)
Red Robin Gourmet Burgers, Inc.	2,600	(34,216)
Restaurant Brands International, Inc.	2,879	(165,571)
Royal Caribbean Cruises Ltd.	9,800	(634,354)
Shake Shack, Inc., Class A	1,100	(70,928)
Target Hospitality Corp.	100	(122)
Twin River Worldwide Holdings, Inc.	2,800	(73,556)
Waitr Holdings, Inc.	500	(1,610)
Wyndham Hotels & Resorts, Inc.	2,100	(106,050)
Wynn Resorts Ltd.	31,700	(2,276,377)

		(16,898,511)

Hardware — (0.2)%
Acacia Communications, Inc.	9,200	(620,080)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Akoustis Technologies, Inc.	100	$(816)
Apple, Inc.	32,400	(3,752,244)
Ciena Corp.	700	(27,783)
CommScope Holding Co., Inc.	27,100	(243,900)
Corning, Inc.	15,100	(489,391)
Cubic Corp.	7,000	(407,190)
Dell Technologies, Inc., Class C	44,170	(2,989,867)
Diebold Nixdorf, Inc.	200	(1,528)
Digital Ally, Inc.	7,900	(16,906)
Everspin Technologies, Inc.	100	(567)
Garmin Ltd.	2,700	(256,122)
GoPro, Inc., Class A	38,600	(174,858)
HP, Inc.	20,200	(383,598)
Kopin Corp.	100	(138)
LightPath Technologies, Inc., Class A	100	(241)
Lumentum Holdings, Inc.	1,305	(98,045)
Maxar Technologies, Inc.	1,500	(37,410)
PAR Technology Corp.	4,100	(166,091)
Plantronics, Inc.	500	(5,920)
Resonant, Inc.	1,600	(3,808)
Seagate Technology plc	8,500	(418,795)
Superconductor Technologies, Inc.	300	(420)
Ubiquiti, Inc.	500	(83,330)
Vicor Corp.	500	(38,865)
Western Digital Corp.	11,900	(434,945)

		(10,652,858)

Health Care — (0.0)%
Align Technology, Inc.	700	(229,152)
Alpha Pro Tech Ltd.	1,700	(25,126)
Avanos Medical, Inc.	200	(6,644)
Avita Therapeutics, Inc.	100	(2,516)
Biomerica, Inc.	2,400	(16,632)
BioNano Genomics, Inc.	2,200	(1,430)
BioTelemetry, Inc.	200	(9,116)
Cantel Medical Corp.	400	(17,576)
Cardiovascular Systems, Inc.	200	(7,870)
Chembio Diagnostics, Inc.	6,000	(29,160)
Co-Diagnostics, Inc.	8,400	(114,156)
Cogent Biosciences, Inc.	1,000	(2,340)
Electromed, Inc.	600	(6,246)
Glaukos Corp.	1,900	(94,088)
Inari Medical, Inc.	700	(48,314)
Inspire Medical Systems, Inc.	200	(25,810)
Integra LifeSciences Holdings Corp.	200	(9,444)
iRhythm Technologies, Inc.	300	(71,433)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Milestone Scientific, Inc.	1,400	$(1,946)
PAVmed, Inc.	5,000	(8,900)
PerkinElmer, Inc.	100	(12,551)
PhaseBio Pharmaceuticals, Inc.	100	(351)
Retractable Technologies, Inc.	800	(5,328)
Seagen, Inc.	100	(19,569)
SmileDirectClub, Inc.	6,300	(73,584)
ThermoGenesis Holdings, Inc.	2,000	(5,800)
West Pharmaceutical Services, Inc.	600	(164,940)

		(1,010,022)

Health Care Facilities & Services — (0.1)%
Acadia Healthcare Co., Inc.	7,700	(226,996)
Acasti Pharma, Inc.	10,600	(2,122)
Addus HomeCare Corp.	300	(28,353)
Avalon GloboCare Corp.	1,696	(2,120)
Brookdale Senior Living, Inc.	22,491	(57,127)
Capital Senior Living Corp.	5,300	(3,329)
CVS Health Corp.	2,800	(163,520)
DaVita, Inc.	3,600	(308,340)
Enzo Biochem, Inc.	1,700	(3,587)
Fulgent Genetics, Inc.	100	(4,004)
Genesis Healthcare, Inc.	4,800	(2,612)
HealthEquity, Inc.	2,000	(102,740)
Invitae Corp.	5,000	(216,750)
LHC Group, Inc.	2,283	(485,275)
NeoGenomics, Inc.	12,900	(475,881)
Option Care Health, Inc.	100	(1,337)
PPD, Inc.	200	(7,398)
Progyny, Inc.	1,900	(55,917)
Surgery Partners, Inc.	4,100	(89,790)
Teladoc Health, Inc.	400	(87,696)
Viemed Healthcare, Inc.	100	(864)
Elanco Animal Health, Inc.	6,500	0

		(2,325,758)

Home & Office Products — (0.2)%
American Woodmark Corp.	1,900	(149,226)
Beazer Homes USA, Inc.	5,300	(69,960)
DR Horton, Inc.	11,800	(892,434)
Hooker Furniture Corp.	600	(15,498)
Hovnanian Enterprises, Class A	1,216	(39,545)
Knoll, Inc.	100	(1,206)
Leggett & Platt, Inc.	1,200	(49,404)
Lennar Corp., Class A	32,224	(2,632,056)
LGI Homes, Inc.	5,600	(650,552)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
M/I Homes, Inc.	500	$(23,025)
Mohawk Industries, Inc.	200	(19,518)
Newell Brands, Inc.	65,718	(1,127,721)
Skyline Champion Corp.	900	(24,093)
Taylor Morrison Home Corp., Class A	600	(14,754)
Toll Brothers, Inc.	27,300	(1,328,418)
Tupperware Brands Corp.	100	(2,016)
Whirlpool Corp.	7,800	(1,434,342)

		(8,473,768)

Industrial Services — (0.0)%
Bristow Group, Inc.	333	(7,076)
CAI International, Inc.	1,100	(30,283)
EVI Industries, Inc.	200	(5,322)
Fastenal Co.	1,200	(54,108)
GFL Environmental ,Inc.	3,400	(72,284)
Harsco Corp.	400	(5,564)
SiteOne Landscape Supply, Inc.	100	(12,195)
Team, Inc.	2,900	(15,950)
United Rentals, Inc.	8,000	(1,396,000)
Watsco, Inc.	100	(23,289)
WESCO International, Inc.	21	(925)

		(1,622,996)

Insurance — (0.2)%
Ambac Financial Group, Inc.	6,000	(76,620)
American International Group, Inc.	42,200	(1,161,766)
Axis Capital Holdings Ltd.	2,200	(96,888)
Berkshire Hathaway, Inc., Class B	17,100	(3,641,274)
eHealth, Inc.	7,700	(608,300)
Enstar Group Ltd.	100	(16,150)
Erie Indemnity Co., Class A	400	(84,112)
Genworth Financial, Inc., Class A	8,400	(28,140)
HCI Group, Inc.	400	(19,716)
Kemper Corp.	100	(6,683)
Kinsale Capital Group, Inc.	1,800	(342,324)
Lemonade, Inc.	700	(34,804)
Loews Corp.	300	(10,425)
Manulife Financial Corp.	17,500	(243,425)
Marsh & McLennan Cos., Inc.	14,100	(1,617,270)
MBIA, Inc.	1,300	(7,878)
Palomar Holdings, Inc.	1,500	(156,360)
ProSight Global, Inc.	100	(1,134)
Sun Life Financial, Inc.	6,300	(256,599)
Trupanion, Inc.	1,100	(86,790)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Voya Financial, Inc.	5,600	$(268,408)

		(8,765,066)

Iron & Steel — (0.0)%
Arch Resources, Inc.	2,600	(110,448)
Cleveland-Cliffs, Inc.	81,700	(524,514)
Commercial Metals Co.	1,400	(27,972)
Schnitzer Steel Industries, Inc., Class A	800	(15,384)
Ternium SA, ADR	1,100	(20,713)
Warrior Met Coal, Inc.	11,400	(194,712)
Worthington Industries, Inc.	100	(4,078)

		(897,821)

Leisure Products — (0.0)%
Acushnet Holdings Corp.	200	(6,722)
Camping World Holdings, Inc., Class A	200	(5,950)
Hasbro, Inc.	1,000	(82,720)
Horizon Global Corp.	1,400	(8,050)
JAKKS Pacific, Inc.	10	(38)
LCI Industries	1,900	(201,951)
Mattel, Inc.	62,600	(732,420)
Nautilus, Inc.	5,000	(85,800)
Winnebago Industries, Inc.	1,700	(87,839)

		(1,211,490)

Machinery — (0.1)%
AGCO Corp.	100	(7,427)
AgEagle Aerial Systems, Inc.	17,100	(38,988)
Alamo Group, Inc.	600	(64,818)
Altra Industrial Motion Corp.	2,200	(81,334)
Astec Industries, Inc.	1,800	(97,650)
Caterpillar, Inc.	12,000	(1,789,800)
Chart Industries, Inc.	1,100	(77,297)
CIRCOR International, Inc.	2,300	(62,905)
Colfax Corp.	100	(3,136)
Deere & Co.	2,800	(620,564)
Eastman Kodak Co.	9,200	(81,144)
Enerpac Tool Group Corp.	3,500	(65,835)
Helios Technologies, Inc.	800	(29,120)
Ingersoll Rand, Inc.	27,952	(995,091)
John Bean Technologies Corp.	2,600	(238,914)
Kennametal, Inc.	800	(23,152)
Middleby Corp.	5,600	(502,376)
Oshkosh Corp.	2,100	(154,350)
SPX FLOW, Inc.	1,700	(72,794)
Terex Corp.	1,300	(25,168)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Xylem, Inc.	500	$(42,060)

		(5,073,923)

Manufactured Goods — (0.0)%
Mueller Industries, Inc.	1,200	(32,472)
RBC Bearings, Inc.	1,300	(157,573)

		(190,045)

Media — (0.4)%
AMC Networks, Inc., Class A	9,100	(224,861)
Apex Global Brands, Inc.	160	(971)
AutoWeb, Inc.	3,300	(10,362)
Booking Holdings, Inc.	2,400	(4,105,632)
Boston Omaha Corp., Class A	1,600	(25,600)
Cinedigm Corp.	600	(339)
Clear Channel Outdoor Holdings, Inc.	300	(300)
DHI Group, Inc.	1,800	(4,068)
Discovery, Inc., Class A	24,200	(526,834)
EW Scripps Co., Class A	3,936	(45,028)
Expedia, Inc.	9,516	(872,522)
Gannett Co., Inc.	15,014	(19,518)
Gray Television, Inc.	15,500	(213,435)
Groupon, Inc.	1,875	(38,250)
Houghton Mifflin Harcourt Co.	29,100	(50,343)
HyreCar, Inc.	2,000	(6,300)
IAC/InterActiveCorp	500	(59,890)
iHeartMedia, Inc., Class A	500	(4,060)
Inuvo, Inc.	29,200	(10,673)
IZEA Worldwide, Inc.	14,500	(14,433)
Liberty Media Corp-Liberty SiriusXM	1,300	(43,004)
Liberty Media Group, Class A	2,592	(86,858)
Live Ventures, Inc.	66	(566)
LiveXLive Media, Inc.	600	(1,557)
Lyft, Inc., Class A	56,523	(1,557,209)
Madison Square Garden Entertainment Corp.	100	(6,849)
Match Group, Inc.	1,600	(177,040)
Media General, Inc.	12,100	0
Meredith Corp.	2,600	(34,112)
MSG Networks, Inc.	2,400	(22,968)
News Corp., Class A	26,300	(368,726)
Nexstar Media Group, Inc., Class A	7,311	(657,478)
NTN Buzztime, Inc.	800	(1,360)
Quotient Technology, Inc.	4,200	(30,996)
Roku, Inc.	2,200	(415,360)
RumbleON, Inc., Class B	455	(12,126)
TEGNA, Inc.	16,200	(190,350)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Trade Desk, Inc. (The), Class A	11,600	$(6,017,848)
Uber Technologies, Inc.	172,300	(6,285,504)
Upwork, Inc.	100	(1,744)
ViacomCBS, Inc., Class B	65,329	(1,829,865)

		(23,974,939)

Medical Equipment & Devices — (0.3)%
Adaptive Biotechnologies Corp.	8,200	(398,766)
Apyx Medical Corp.	700	(3,297)
Avinger, Inc.	21,748	(7,005)
Axonics Modulation Technologies, Inc.	2,700	(137,808)
BioLife Solutions, Inc.	3,600	(104,184)
DENTSPLY SIRONA, Inc.	20,000	(874,600)
Edwards Lifesciences Corp.	303	(24,185)
Exact Sciences Corp.	27,500	(2,803,625)
Illumina, Inc.	3,800	(1,174,504)
Insulet Corp.	100	(23,659)
LivaNova plc	100	(4,521)
Microbot Medical, Inc.	2,100	(16,044)
Pacific Biosciences of California, Inc.	41,000	(404,670)
Penumbra, Inc.	3,200	(622,016)
Pulse Biosciences, Inc.	1,430	(16,860)
ResMed, Inc.	300	(51,429)
Second Sight Medical Products, Inc.	6,923	(5,970)
Shockwave Medical, Inc.	6,800	(515,440)
Sientra, Inc.	700	(2,380)
Silk Road Medical, Inc.	5,700	(383,097)
Stereotaxis, Inc.	900	(3,222)
Thermo Fisher Scientific, Inc.	15,400	(6,799,408)
TransEnterix, Inc.	830	(288)
Varian Medical Systems, Inc.	8,000	(1,376,000)
Venus Concept, Inc.	33	(77)
ViewRay, Inc.	500	(1,750)
Zimmer Biomet Holdings, Inc.	3,000	(408,420)
Zynex, Inc.	6,200	(108,190)

		(16,271,415)

Metals & Mining — (0.2)%
Agnico Eagle Mines Ltd.	4,200	(334,362)
Barrick Gold Corp.	156,948	(4,411,808)
Cameco Corp.	2,500	(25,250)
Century Aluminum Co.	20,900	(148,808)
Coeur Mining, Inc.	3,764	(27,778)
Compass Minerals International, Inc.	800	(47,480)
First Majestic Silver Corp.	59,900	(570,248)
Fortuna Silver Mines, Inc.	12,000	(76,320)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Freeport-McMoRan, Inc.	39,600	$(619,344)
Hecla Mining Co.	8,519	(43,277)
Kinross Gold Corp.	800	(7,056)
Kirkland Lake Gold Ltd.	10,200	(497,046)
Livent Corp.	4,200	(37,674)
MAG Silver Corp.	300	(4,878)
McEwen Mining, Inc.	56,700	(60,102)
North American Construction Group Ltd.	2,100	(13,671)
Northern Dynasty Minerals Ltd.	63,400	(62,157)
Novagold Resources, Inc.	54,200	(644,438)
Pan American Silver Corp.	31,900	(1,025,585)
PolyMet Mining Corp.	400	(1,460)
Seabridge Gold, Inc.	10,400	(195,312)
Silvercorp Metals, Inc.	8,800	(63,712)
SilverCrest Metals, Inc.	1,700	(14,433)
Turquoise Hill Resources Ltd.	44,400	(37,447)
Uranium Energy Corp.	29,200	(29,107)
Westwater Resources, Inc.	700	(1,757)
Wheaton Precious Metals Corp.	5,300	(260,071)

		(9,260,581)

Oil, Gas & Coal — (0.1)%
Abraxas Petroleum Corp.	2,800	(409)
Amplify Energy Corp.	334	(285)
Antero Midstream Corp.	115,800	(621,846)
Antero Resources Corp.	300	(825)
Baytex Energy Corp.	22,100	(7,792)
Berry Petroleum Corp.	1,900	(6,023)
Bonanza Creek Energy, Inc.	4,000	(75,200)
Callon Petroleum Co.	10,395	(50,104)
Cheniere Energy, Inc.	16,000	(740,320)
Chevron Corp. (b)	12,070	(869,040)
Contango Oil & Gas Co.	2,152	(2,884)
Delek US Holdings, Inc.	9,739	(108,395)
Diamondback Energy, Inc.	5,700	(171,684)
Dril-Quip, Inc.	4,200	(103,992)
Earthstone Energy, Inc., Class A	4,200	(10,878)
Enbridge, Inc.	25,422	(742,322)
Equitrans Midstream Corp.	43,700	(369,702)
Exxon Mobil Corp. (b)	30,845	(1,058,909)
Flotek Industries, Inc.	7,200	(19,512)
Forum Energy Technologies, Inc.	400	(220)
Frank’s International NV	17,500	(26,950)
FTS International, Inc.	1,030	(3,419)
Geospace Technologies Corp.	1,100	(6,798)
Gulfport Energy Corp.	28,700	(15,128)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Hess Corp.	2,200	$(90,046)
HighPoint Resources Corp.	4,500	(1,035)
ION Geophysical Corp.	4,200	(6,300)
Laredo Petroleum, Inc.	3,550	(34,790)
Liberty Oilfield Services, Inc., Class A	9,400	(75,106)
Montage Resources Corp.	2,966	(13,021)
Nabors Industries Ltd.	2,116	(51,715)
National Energy Services Reunited Corp.	3,000	(19,140)
New Fortress Energy LLC	2,100	(92,421)
Northern Oil and Gas, Inc.	8,790	(50,455)
Occidental Petroleum Corp.	15,462	(154,775)
Penn Virginia Corp.	2,400	(23,640)
Ramaco Resources, Inc.	1,800	(6,300)
Ring Energy, Inc.	15,800	(10,744)
Select Energy Services, Inc., Class A	100	(384)
SilverBow Resources, Inc.	2,300	(9,039)
Smart Sand, Inc.	5,100	(6,681)
Solaris Oilfield Infrastructure, Inc., Class A	3,300	(20,922)
Southwestern Energy Co.	103,600	(243,460)
Sundance Energy, Inc.	700	(1,624)
Talos Energy, Inc.	1,400	(9,030)
Tellurian, Inc.	6,400	(5,099)
TETRA Technologies, Inc.	31,500	(16,090)
Tidewater, Inc.	2,800	(18,788)
VAALCO Energy, Inc.	400	(400)
World Fuel Services Corp.	8,100	(171,639)

		(6,145,281)

Pharmaceuticals — (0.0)%
Cogent Biosciences, Inc.	1,000	0

Real Estate — (0.3)%
American Campus Communities, Inc.	3,100	(108,252)
Americold Realty Trust	21,500	(768,625)
Apple Hospitality REIT, Inc.	47,200	(453,592)
Ashford Hospitality Trust, Inc.	1,500	(2,475)
Braemar Hotels & Resorts, Inc.	8,922	(22,305)
Brandywine Realty Trust	100	(1,034)
Brixmor Property Group, Inc.	39,300	(459,417)
BRT Apartments Corp.	500	(5,890)
CBRE Group, Inc., Class A	6,800	(319,396)
Chatham Lodging Trust	5,200	(39,624)
Clipper Realty, Inc.	600	(3,630)
Colony Capital, Inc.	6,421	(17,529)
Cousins Properties, Inc.	17,098	(488,832)
Cushman & Wakefield plc	1,800	(18,918)
DiamondRock Hospitality Co.	43,900	(222,573)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Digital Realty Trust, Inc.	406	$(59,584)
Diversified Healthcare Trust	600	(2,112)
Empire State Realty Trust, Inc., Class A	1,300	(7,956)
Equinix, Inc.	100	(76,013)
Essential Properties Realty Trust, Inc.	13,200	(241,824)
Five Point Holdings LLC, Class A	2,000	(8,340)
Franklin Street Properties Corp.	800	(2,928)
Healthpeak Properties, Inc.	27,400	(743,910)
Hersha Hospitality Trust	3,400	(18,836)
Host Hotels & Resorts, Inc.	127,200	(1,372,488)
Howard Hughes Corp. (The)	300	(17,280)
Hudson Pacific Properties, Inc.	1,000	(21,930)
Independence Realty Trust, Inc.	400	(4,636)
Industrial Logistics Properties Trust	1,800	(39,366)
iStar, Inc.	9,000	(106,290)
JBG SMITH Properties	2,100	(56,154)
Jernigan Capital, Inc.	4,700	(80,558)
Jones Lang LaSalle, Inc.	3,500	(334,810)
Kilroy Realty Corp.	1,300	(67,548)
Kimco Realty Corp.	900	(10,134)
Kite Realty Group Trust	11,700	(135,486)
Macerich Co.	34	(231)
Mack-Cali Realty Corp.	10,000	(126,200)
Marcus & Millichap, Inc.	200	(5,504)
National Storage Affiliates Trust	2,400	(78,504)
New Senior Investment Group, Inc.	9,801	(39,204)
NexPoint Residential Trust, Inc.	2,000	(88,700)
Office Properties Income Trust	3,973	(82,321)
Park Hotels & Resorts, Inc.	4,088	(40,839)
Pebblebrook Hotel Trust	29,700	(372,141)
Physicians Realty Trust	1,500	(26,865)
PotlatchDeltic Corp.	7,221	(304,004)
Preferred Apartment Communities, Inc., Class A	200	(1,080)
Prologis, Inc.	10	(1,006)
Regency Centers Corp.	3,600	(136,872)
Rexford Industrial Realty, Inc.	6,300	(288,288)
RLJ Lodging Trust	16,100	(139,426)
Ryman Hospitality Properties, Inc.	400	(14,720)
Sabra Health Care REIT, Inc.	290	(3,998)
Seritage Growth Properties	11,500	(154,675)
Service Properties Trust	10,300	(81,885)
SITE Centers Corp.	50	(360)
SL Green Realty Corp.	300	(13,911)
STAG Industrial, Inc.	500	(15,245)
Summit Hotel Properties, Inc.	200	(1,036)
Taubman Centers, Inc.	12,200	(406,138)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Urban Edge Properties	100	$(972)
Ventas, Inc.	14,100	(591,636)
Vornado Realty Trust	35,800	(1,206,818)
Washington Real Estate Investment Trust	6,000	(120,780)
Weingarten Realty Investors	300	(5,088)
Welltower, Inc.	40,700	(2,242,163)
Weyerhaeuser Co.	37,000	(1,055,240)
Wheeler Real Estate Investment Trust, Inc.	352	(1,070)
Xenia Hotels & Resorts, Inc.	6,400	(56,192)

		(14,043,387)

Recreation Facilities & Services — (0.0)%
Drive Shack, Inc.	11,967	(13,403)
Liberty Media Corp-Liberty Braves, Class C	700	(14,707)
Live Nation Entertainment, Inc.	800	(43,104)
Madison Square Garden Sports Corp.	300	(45,144)
SCWorx Corp.	200	(303)
Six Flags Entertainment Corp.	500	(10,150)
Vail Resorts, Inc.	1,000	(213,970)
Virgin Galactic Holdings, Inc.	70,200	(1,349,946)

		(1,690,727)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	5,900	(89,090)
Beam Global	100	(1,216)
Cleanspark, Inc.	5,200	(64,948)
Enphase Energy, Inc.	3,400	(280,806)
First Solar, Inc.	11,300	(748,060)
FuelCell Energy, Inc.	71,729	(153,500)
Gevo, Inc.	27,600	(27,589)
Green Plains, Inc.	1,700	(26,316)
Maxeon Solar Technologies Ltd.	200	(3,392)
Pacific Ethanol, Inc.	16,600	(121,346)
Plug Power, Inc.	22,800	(305,748)
SunPower Corp.	4,700	(58,797)

		(1,880,808)

Retail—Consumer Staples — (0.1)%
Big Lots, Inc.	6,700	(298,820)
Five Below, Inc.	15,202	(1,930,654)
Grocery Outlet Holding Corp.	200	(7,864)
PriceSmart, Inc.	700	(46,515)
Rite Aid Corp.	16,388	(155,522)
Walgreens Boots Alliance, Inc.	13,900	(499,288)

		(2,938,663)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Retail—Discretionary — (0.3)%
American Eagle Outfitters, Inc.	6,900	$(102,189)
AutoNation, Inc.	1,000	(52,930)
Beacon Roofing Supply, Inc.	100	(3,107)
Big 5 Sporting Goods Corp.	4,917	(36,779)
BlueLinx Holdings, Inc.	1,100	(23,683)
Boot Barn Holdings, Inc.	2,600	(73,164)
Buckle, Inc.	7,000	(142,730)
Builders FirstSource, Inc.	500	(16,310)
Burlington Stores, Inc.	2,200	(453,398)
Carvana Co.	20,800	(4,639,648)
Cato Corp., Class A	3,400	(26,588)
Chewy, Inc., Class A	16,500	(904,695)
Chico’s FAS, Inc.	19,600	(19,061)
Designer Brands, Inc., Class A	7,700	(41,811)
Destination XL Group, Inc.	200	(52)
Express, Inc.	6,800	(4,148)
Freshpet, Inc.	1,200	(133,980)
GameStop Corp., Class A	5,000	(51,000)
Genesco, Inc.	3,300	(71,082)
Group 1 Automotive, Inc.	3,100	(274,009)
GrowGeneration Corp.	13,800	(220,524)
Guess?, Inc.	13,800	(160,356)
Hibbett Sports, Inc.	2,400	(94,128)
Lithia Motors, Inc., Class A	3,700	(843,378)
Lovesac Co. (The)	2,700	(74,817)
Lululemon Athletica, Inc.	20,300	(6,686,211)
Michaels Cos., Inc. (The)	5,200	(50,206)
Net Element, Inc.	1,300	(11,687)
Nordstrom, Inc.	2,699	(32,172)
Overstock.com, Inc.	3,200	(232,480)
Penske Automotive Group, Inc.	800	(38,128)
PetIQ, Inc.	5,000	(164,600)
PetMed Express, Inc.	5,100	(161,262)
RealReal, Inc. (The)	200	(2,894)
Sally Beauty Holdings, Inc.	23,300	(202,477)
Signet Jewelers Ltd.	100	(1,870)
Sonic Automotive, Inc., Class A	500	(20,080)
Stitch Fix, Inc., Class A	2,300	(62,399)
Tiffany & Co.	400	(46,340)
Tilly’s, Inc., Class A	100	(603)
TJX Cos., Inc.	34,000	(1,892,100)
Urban Outfitters, Inc.	7,400	(153,994)
Vroom, Inc.	5,700	(295,146)

		(18,518,216)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Semiconductors — (0.3)%
Atomera, Inc.	5,100	$(53,295)
Broadcom, Inc.	38	(13,844)
Brooks Automation, Inc.	1,500	(69,390)
Coherent, Inc.	1,300	(144,209)
Cohu, Inc.	2,000	(34,360)
Cree, Inc.	6,300	(401,562)
Diodes, Inc.	2,000	(112,900)
II-VI, Inc.	16,600	(673,296)
KLA Corp.	300	(58,122)
Marvell Technology Group Ltd.	147,170	(5,842,649)
Microchip Technology, Inc.	900	(92,484)
Micron Technology, Inc.	7,000	(328,720)
MKS Instruments, Inc.	4,400	(480,612)
MoSys, Inc.	19	(28)
NVIDIA Corp.	15,800	(8,551,276)
ON Semiconductor Corp.	62,600	(1,357,794)
Universal Display Corp.	2,000	(361,480)

		(18,576,021)

Software — (0.5)%
Altair Engineering, Inc., Class A	500	(20,990)
Alteryx, Inc., Class A	16,000	(1,816,800)
Anaplan, Inc.	700	(43,806)
ANSYS, Inc.	2,200	(719,906)
Appian Corp.	9,700	(628,075)
Atlassian Corp. plc, Class A	3,500	(636,265)
Bandwidth, Inc., Class A	300	(52,371)
BigCommerce Holdings, Inc.	1,300	(108,290)
Bill.com Holdings, Inc.	300	(30,093)
BlackBerry Ltd.	52,900	(242,811)
Boxlight Corp., Class A	15,000	(24,150)
Cardlytics, Inc.	5,400	(381,078)
Cerence Inc.	100	(4,887)
Citrix Systems, Inc.	1,700	(234,107)
Cloudflare, Inc., Class A	28,800	(1,182,528)
Computer Programs & Systems, Inc.	600	(16,566)
Coupa Software, Inc.	12,100	(3,318,304)
Datadog, Inc., Class A	6,900	(704,904)
Elastic NV	2,800	(302,092)
Envestnet, Inc.	3,200	(246,912)
FireEye, Inc.	200	(2,469)
Genius Brands International, Inc.	65,700	(78,183)
Health Catalyst, Inc.	200	(7,320)
MongoDB, Inc.	11,500	(2,662,365)
MTBC, Inc.	600	(5,322)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Nuance Communications, Inc.	38,400	$(1,274,496)
Nutanix, Inc.	300	(6,654)
Oblong, Inc.	100	(230)
Okta, Inc.	2,400	(513,240)
Omnicell, Inc.	200	(14,932)
OneSpan, Inc.	100	(2,096)
Pareteum Corp.	25,962	(17,571)
Pegasystems, Inc.	2,400	(290,496)
Ping Identity Holding Corp.	6,300	(196,623)
PTC, Inc.	900	(74,448)
RealNetworks, Inc.	100	(122)
salesforce.com, Inc.	11,304	(2,840,921)
SilverSun Technologies, Inc.	100	(265)
Slack Technologies, Inc., Class A	38,600	(1,036,796)
Smartsheet, Inc., Class A	20,500	(1,013,110)
Splunk, Inc.	12,600	(2,370,438)
Tabula Rasa HealthCare, Inc.	6,100	(248,697)
Twilio, Inc., Class A	24,739	(6,112,760)
Upland Software, Inc.	3,400	(128,180)
Veeva Systems, Inc., Class A	400	(112,476)
Verint Systems, Inc.	600	(28,908)
VirnetX Holding Corp.	11,300	(59,551)
Vislink Technologies, Inc.	4,766	(6,482)
Xperi Holding Corp.	15	(172)
Yext, Inc.	2,200	(33,396)

		(29,853,654)

Specialty Finance — (0.1)%
Air Lease Corp.	100	(2,942)
Alliance Data Systems Corp.	2,871	(120,525)
Annaly Capital Management, Inc.	65,600	(467,072)
Apollo Commercial Real Estate Finance, Inc.	5,100	(45,951)
Arbor Realty Trust, Inc.	13,100	(150,257)
ARMOUR Residential REIT, Inc.	462	(4,394)
Cherry Hill Mortgage Investment Corp.	478	(4,292)
Colony Credit Real Estate, Inc.	4,300	(21,113)
Credit Acceptance Corp.	2,000	(677,280)
Dynex Capital, Inc.	34	(517)
Encore Capital Group, Inc.	4,400	(169,796)
Essent Group Ltd.	700	(25,907)
Evo Payments, Inc., Class A	100	(2,485)
Global Payments, Inc.	4,000	(710,320)
Granite Point Mortgage Trust, Inc.	1,600	(11,344)
Invesco Mortgage Capital, Inc.	14,397	(39,016)
KKR Real Estate Finance Trust, Inc.	4,000	(66,120)
MoneyGram International, Inc.	9,000	(25,425)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Mr Cooper Group, Inc.	13,891	$(310,047)
PennyMac Financial Services, Inc.	800	(46,496)
Ready Capital Corp.	2,000	(22,400)
Redwood Trust, Inc.	200	(1,504)
Santander Consumer USA Holdings, Inc.	16,300	(296,497)
SLM Corp.	22,100	(178,789)
World Acceptance Corp.	400	(42,220)

		(3,442,709)

Technology Services — (0.0)%
CoStar Group, Inc.	300	(254,553)
EPAM Systems, Inc.	600	(193,968)
IHS Markit Ltd.	100	(7,851)
Insight Enterprises, Inc.	3,800	(215,004)
International Business Machines Corp.	9,300	(1,131,531)
LiveRamp Holdings, Inc.	400	(20,708)
Nielsen Holdings plc	11,900	(168,742)
Parsons Corp.	3,200	(107,328)
Riot Blockchain, Inc.	14,200	(38,340)
StarTek, Inc.	700	(3,675)
Unisys Corp.	700	(7,469)
Virtusa Corp.	100	(4,916)

		(2,154,085)

Telecommunications — (0.1)%
BCE, Inc.	1,600	(66,352)
Cincinnati Bell, Inc.	8,249	(123,735)
Consolidated Communications Holdings, Inc.	9,276	(52,780)
EchoStar Corp., Class A	100	(2,489)
Globalstar, Inc.	31,300	(9,603)
Gogo, Inc.	25,500	(235,620)
HC2 Holdings, Inc.	6,600	(15,972)
RigNet, Inc.	6,100	(25,010)
Shenandoah Telecommunications Co.	2,200	(97,757)
T-Mobile US, Inc.	27,232	(3,114,252)

		(3,743,570)

Transportation & Logistics — (0.1)%
American Airlines Group, Inc.	3,100	(38,099)
Atlas Corp.	10,678	(95,461)
Canadian National Railway Co.	3,500	(372,610)
CH Robinson Worldwide, Inc.	1,499	(153,183)
Copa Holdings SA, Class A	300	(15,102)
CryoPort, Inc.	2,800	(132,720)
Diamond S Shipping, Inc.	2,200	(15,114)
Eagle Bulk Shipping, Inc.	303	(4,960)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Echo Global Logistics, Inc.	100	$(2,577)
FedEx Corp.	22,400	(5,634,048)
Golar LNG Ltd.	21,900	(132,605)
International Seaways, Inc.	600	(8,766)
Matson, Inc.	2,500	(100,225)
Navigator Holdings Ltd.	1,600	(13,376)
Nordic American Tankers Ltd.	1,100	(3,839)
Saia, Inc.	700	(88,298)
Scorpio Bulkers, Inc.	3,710	(52,534)
SEACOR Marine Holdings, Inc.	1,400	(2,842)
Seanergy Maritime Holdings	19,843	(9,062)
Teekay Corp.	14,600	(32,558)
Teekay Tankers Ltd., Class A	8,637	(93,625)
TOP Ships, Inc.	11,900	(12,852)
XPO Logistics, Inc.	200	(16,932)
YRC Worldwide, Inc.	100	(392)

		(7,031,780)

Transportation Equipment — (0.1)%
Cummins, Inc.	9,400	(1,984,904)
Meritor, Inc.	11,700	(244,998)
Navistar International Corp.	4,300	(187,222)
REV Group, Inc.	200	(1,578)
Wabtec Corp.	8,075	(499,681)
Workhorse Group, Inc.	31,500	(796,320)

		(3,714,703)

Utilities — (0.0)%
AES Corp.	700	(12,677)
Algonquin Power & Utilities Corp.	700	(10,178)
Avangrid, Inc.	4,500	(227,070)
Brookfield Infrastructure Corp., Class A	3,200	(177,248)
Brookfield Renewable Corp., Class A	200	(11,720)
CenterPoint Energy, Inc.	12,600	(243,810)
Clearway Energy, Inc., Class C	300	(8,088)
Consolidated Edison, Inc.	300	(23,340)
Fortis, Inc.	4,300	(175,698)
Genie Energy Ltd., Class B	1,300	(10,400)
New Jersey Resources Corp.	1,300	(35,126)
NextEra Energy Partners LP	900	(53,964)
NRG Energy, Inc.	1,300	(39,962)
PG&E Corp.	16,000	(150,240)
SJW Group	1,600	(97,376)
South Jersey Industries, Inc.	7,300	(140,671)
TransAlta Corp.	1,300	(7,995)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Vistra Energy Corp.	42,100	$(794,006)

		(2,219,569)

Waste & Environmental Services & Equipment — (0.0)%
Aqua Metals, Inc.	7,800	(7,106)
Energy Recovery, Inc.	3,700	(30,340)
Lightbridge Corp.	290	(1,209)
LiqTech International, Inc.	1,300	(10,985)
Stericycle, Inc.	6,400	(403,584)

		(453,224)

Total North America		(298,654,175)

Oceania — (0.0)%
Banking — (0.0)%
Westpac Banking Corp., ADR	7,000	(84,280)

Total Oceania		(84,280)

South America — (0.2)%
Aerospace & Defense — (0.0)%
Embraer SA, ADR	21,800	(96,138)

Asset Management — (0.0)%
XP, Inc., Class A	14,400	(600,336)

Banking — (0.0)%
Banco BBVA Argentina SA, ADR	2,800	(7,056)
Banco Bradesco SA, ADR	5	(17)
Banco de Chile, ADR	2,800	(42,336)
Banco Santander Brasil SA, ADR	26,000	(128,440)
Banco Santander Chile, ADR	7,600	(105,336)
Bancolombia SA, ADR	1,100	(28,105)
Itau CorpBanca, ADR	300	(1,158)
Itau Unibanco Holding SA, ADR	16,400	(65,272)

		(377,720)

Chemicals — (0.0)%
Braskem SA, ADR	1,200	(8,964)
Sociedad Quimica y Minera de Chile SA, ADR	1,000	(32,420)

		(41,384)

Consumer Products — (0.0)%
Adecoagro SA	1,800	(8,406)
Natura & Co. Holding SA, ADR	1,300	(23,673)

		(32,079)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Consumer Services — (0.0)%
Afya Ltd., Class A	3,400	$(92,616)

Engineering & Construction Services — (0.0)%
Corporacion America Airports SA	4,200	(9,366)

Forest & Paper Products — (0.0)%
Suzano de Papel e Celulose, ADR	3,200	(26,144)

Industrial Services — (0.0)%
Azul SA, ADR	900	(11,844)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA, ADR	1,700	(4,998)
Gerdau SA, ADR	30,900	(114,330)
Vale SA, ADR	500	(5,290)

		(124,618)

Media — (0.0)%
Despegar.com Corp.	1,500	(9,540)
Liberty Latin America Ltd., Class C	18,400	(149,776)

		(159,316)

Metals & Mining — (0.0)%
Nexa Resources SA	1,200	(6,348)
Southern Copper Corp.	10,300	(466,281)

		(472,629)

Oil, Gas & Coal — (0.0)%
Transportadora de Gas del Sur SA, ADR	2,500	(10,400)
Ultrapar Participacoes SA, ADR	1,700	(5,814)

		(16,214)

Retail—Consumer Staples — (0.0)%
Cia Brasileira de Distribuicao, ADR	400	(4,936)
IRSA Inversiones y Representaciones SA, ADR	100	(282)

		(5,218)

Retail—Discretionary — (0.1)%
MercadoLibre, Inc.	4,000	(4,329,920)

Specialty Finance — (0.1)%
Pagseguro Digital Ltd., Class A	36,900	(1,391,499)
StoneCo Ltd., Class A	35,500	(1,877,595)

		(3,269,094)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares	Value
Technology Services — (0.0)%
Globant SA	3,200	$(573,504)

Telecommunications — (0.0)%
Telefonica Brasil SA, ADR	4,400	(33,748)
TIM Participacoes SA, ADR	1,300	(14,989)

		(48,737)

Transportation & Logistics — (0.0)%
Gol Linhas Aereas Inteligentes SA, ADR	1,200	(7,320)

Utilities — (0.0)%
Central Puerto SA, ADR	3,500	(7,840)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	22,500	(186,750)
Cia Energetica de Minas Gerais, ADR	253	(468)
Cia Paranaense de Energia, ADR	7,700	(84,854)
Enel Americas SA, ADR	9,100	(58,786)
Pampa Energia SA, ADR	8,200	(84,706)

		(423,404)

Total South America		(10,717,601)

TOTAL COMMON STOCK (PROCEEDS $339,249,481)		(364,958,390)

RIGHTS — (0.0)%
North America — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Flex Pharma, Inc.	1,000	0

Media — (0.0)%
Social Reality	200	0

		0

WARRANTS — (0.0)%
Galectin Therapeutics, Inc.	1,340	0
Pulse Biosciences, Inc.	19	0

TOTAL SECURITIES SOLD SHORT— (6.5)% (PROCEEDS $339,249,481)		$(364,958,390)

Footnote Legend:

(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(d)	Security is valued using significant unobservable inputs.
(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2020.

(g)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(h)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(i)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2020. Maturity date presented is the ultimate maturity.
(j)	Non-interest bearing bond.
(k)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of EJF Debt Opportunities Offshore Fund, Ltd., Aeolus Property Catastrophe Keystone PF Fund LP and PIMCO ILS Fund SP II are 9/4/2018, 1/2/2019 and 12/30/2019.

(l)	When issued or delayed delivery security included.
(m)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(n)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(o)	Assets, other than investments in securities, less liabilities other than securities sold short.
(p)	All or a portion of the security represents an unsettled loan commitment at September 30, 2020 where the rate will be determined at time of settlement.

Options Written Contracts Outstanding at September 30, 2020

	Strike		Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
BRENT CRUDE FUTURE DEC21	80.00	USD	10/26/21	600	(27,330,000)	$(246,512)	$(174,000)	$72,512
NATURAL GAS FUTURE APR23	3.50	USD	03/28/23	63	(1,462,860)	(79,947)	(46,683)	33,264
NATURAL GAS FUTURE APR23	4.00	USD	03/28/23	50	(1,161,000)	(42,271)	(24,000)	18,271
NATURAL GAS FUTURE AUG23	3.50	USD	07/26/23	63	(1,484,280)	(79,947)	(36,225)	43,722
NATURAL GAS FUTURE AUG23	4.00	USD	07/26/23	50	(1,178,000)	(42,271)	(19,450)	22,821
NATURAL GAS FUTURE DEC20	3.75	USD	11/24/20	100	(3,117,000)	(137,002)	(127,100)	9,902
NATURAL GAS FUTURE DEC23	3.50	USD	11/27/23	63	(1,675,800)	(79,946)	(91,413)	(11,467)
NATURAL GAS FUTURE DEC23	4.00	USD	11/27/23	50	(1,330,000)	(42,271)	(43,150)	(879)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NATURAL GAS FUTURE FEB23	3.50	USD	01/26/23	63	(1,768,410)	$(79,946)	$(231,084)	$(151,138)
NATURAL GAS FUTURE FEB23	4.00	USD	01/26/23	50	(1,403,500)	(42,271)	(146,300)	(104,029)
NATURAL GAS FUTURE JAN23	3.50	USD	12/22/22	50	(356,250)	—	(3,763)	(3,763)
NATURAL GAS FUTURE JAN23	3.50	USD	12/27/22	63	(1,795,500)	(79,946)	(214,263)	(134,317)
NATURAL GAS FUTURE JAN23	4.00	USD	12/27/22	50	(1,425,000)	(42,271)	(133,300)	(91,029)
NATURAL GAS FUTURE JUL23	3.50	USD	06/27/23	63	(1,479,240)	(79,946)	(35,468)	44,478
NATURAL GAS FUTURE JUL23	4.00	USD	06/27/23	50	(1,174,000)	(42,271)	(19,200)	23,071
NATURAL GAS FUTURE JUN23	3.50	USD	05/25/23	63	(1,458,450)	(79,946)	(33,579)	46,367
NATURAL GAS FUTURE JUN23	4.00	USD	05/25/23	50	(1,157,500)	(42,271)	(18,550)	23,721
NATURAL GAS FUTURE MAR21	3.00	USD	02/23/21	300	(9,297,000)	(1,590,756)	(1,574,400)	16,356
NATURAL GAS FUTURE MAR21	3.50	USD	02/23/21	1,200	(37,188,000)	(4,584,024)	(4,442,400)	141,624
NATURAL GAS FUTURE MAR21	4.00	USD	02/23/21	300	(9,297,000)	(852,006)	(828,000)	24,006
NATURAL GAS FUTURE MAR23	3.50	USD	02/23/23	63	(1,671,390)	(79,946)	(213,003)	(133,057)
NATURAL GAS FUTURE MAR23	4.00	USD	02/23/23	50	(1,326,500)	(42,271)	(136,050)	(93,779)
NATURAL GAS FUTURE MAY23	3.50	USD	04/25/23	63	(1,437,660)	(79,946)	(33,453)	46,493
NATURAL GAS FUTURE MAY23	4.00	USD	04/25/23	50	(1,141,000)	(42,271)	(18,600)	23,671
NATURAL GAS FUTURE NOV20	2.75	USD	10/27/20	632	(15,970,640)	(1,094,710)	(853,200)	241,510
NATURAL GAS FUTURE NOV20	3.50	USD	10/27/20	301	(7,606,270)	(113,641)	(67,123)	46,518
NATURAL GAS FUTURE NOV23	3.50	USD	10/26/23	63	(1,547,910)	(79,946)	(49,518)	30,428
NATURAL GAS FUTURE NOV23	4.00	USD	10/26/23	50	(1,228,500)	(42,271)	(23,650)	18,621
NATURAL GAS FUTURE OCT23	3.50	USD	09/26/23	63	(1,493,730)	(79,946)	(40,824)	39,122
NATURAL GAS FUTURE OCT23	4.00	USD	09/26/23	50	(1,185,500)	(42,271)	(21,300)	20,971
NATURAL GAS FUTURE SEP23	3.50	USD	08/28/23	63	(1,477,350)	(79,946)	(36,603)	43,343
NATURAL GAS FUTURE SEP23	4.00	USD	08/28/23	50	(1,172,500)	(42,271)	(19,700)	22,571
WTI CRUDE FUTURE DEC21	60.00	USD	11/16/21	63	(2,716,560)	(95,856)	(84,420)	11,436

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
ZAR vs USD	18.15	USD	12/18/20	54,000,000	(54,000,000)	$(990,461)	$(727,056)	$263,405
ZAR vs USD	18.25	USD	12/18/20	54,000,000	(54,000,000)	(1,000,534)	(676,134)	324,400

						$(12,172,108)	$(11,242,962)	$929,146

Exchange-Traded Put Options Written
BRENT CRUDE FUTURE JAN21	30.00	USD	11/25/20	138	(5,899,500)	$(55,403)	$(38,640)	$16,763
NATURAL GAS FUTURE APR23	2.00	USD	03/28/23	50	(1,161,000)	(55,416)	(84,100)	(28,684)
NATURAL GAS FUTURE AUG23	2.00	USD	07/26/23	50	(1,178,000)	(55,416)	(62,950)	(7,534)
NATURAL GAS FUTURE DEC20	2.00	USD	10/27/20	1,250	(38,962,500)	(490,025)	(596,250)	(106,225)
NATURAL GAS FUTURE DEC20	2.00	USD	11/24/20	500	(15,585,000)	(71,260)	(41,000)	30,260
NATURAL GAS FUTURE DEC23	2.00	USD	11/27/23	50	(1,330,000)	(55,416)	(53,850)	1,566
NATURAL GAS FUTURE FEB23	2.00	USD	01/26/23	50	(1,403,500)	(55,416)	(67,600)	(12,184)
NATURAL GAS FUTURE JAN23	2.00	USD	12/27/22	50	(1,425,000)	(55,416)	(51,050)	4,366
NATURAL GAS FUTURE JUL23	2.00	USD	06/27/23	50	(1,174,000)	(55,416)	(63,900)	(8,484)
NATURAL GAS FUTURE JUN23	2.00	USD	05/25/23	50	(1,157,500)	(55,416)	(68,800)	(13,384)
NATURAL GAS FUTURE MAR21	2.25	USD	02/23/21	625	(19,368,750)	(732,825)	(640,625)	92,200
NATURAL GAS FUTURE MAR21	2.50	USD	02/23/21	1,200	(37,188,000)	(2,196,024)	(2,160,000)	36,024
NATURAL GAS FUTURE MAR23	2.00	USD	02/23/23	50	(1,326,500)	(55,416)	(90,900)	(35,484)
NATURAL GAS FUTURE MAY23	2.00	USD	04/25/23	50	(1,141,000)	(55,416)	(76,600)	(21,184)
NATURAL GAS FUTURE NOV20	2.25	USD	10/27/20	742	(18,750,340)	(318,255)	(801,360)	(483,105)
NATURAL GAS FUTURE NOV20	2.50	USD	10/27/20	226	(5,711,020)	(346,570)	(475,505)	(128,935)
NATURAL GAS FUTURE NOV20	2.75	USD	10/27/20	216	(5,458,320)	(423,904)	(773,280)	(349,376)
NATURAL GAS FUTURE NOV23	2.00	USD	10/26/23	50	(1,228,500)	(55,416)	(62,200)	(6,784)
NATURAL GAS FUTURE OCT23	2.00	USD	09/26/23	50	(1,185,500)	(55,416)	(65,150)	(9,734)
NATURAL GAS FUTURE SEP23	2.00	USD	08/28/23	50	(1,172,500)	(55,416)	(65,650)	(10,234)
S&P 500 Index	3,000.00	USD	11/02/20	175	(58,852,500)	(673,204)	(325,500)	347,704
S&P 500 Index	2,990.00	USD	12/18/20	164	(55,153,200)	(1,590,302)	(1,126,680)	463,622
WTI CRUDE FUTURE DEC20	30.00	USD	11/17/20	83	(3,359,010)	(39,136)	(32,370)	6,766

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
WTI CRUDE FUTURE DEC20	31.50	USD	11/17/20	50	(2,023,500)	$(26,576)	$(24,500)	$2,076
WTI CRUDE FUTURE JAN21	25.00	USD	12/16/20	142	(5,792,180)	(65,386)	(48,280)	17,106
WTI CRUDE FUTURE JAN21	30.00	USD	12/16/20	100	(4,079,000)	(76,152)	(64,000)	12,152
ZAR vs USD	16.15	USD	12/18/20	54,000,000	(54,000,000)	(652,586)	(791,478)	(138,892)
ZAR vs USD	16.25	USD	12/18/20	54,000,000	(54,000,000)	(661,785)	(900,018)	(238,233)

						$(9,084,385)	$(9,652,236)	$(567,851)

Total Options Written Outstanding						$(21,256,493)	$(20,895,198)	$361,295

At September 30, 2020, the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Pathway Vet Alliance LLC, 2020 Delayed Draw Term Loan, 2.00%, 03/31/27	$48,060	$47,255	$355

Reverse Repurchase Agreements Outstanding at September 30, 2020

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Bank plc	0.50%	09/09/20	02/04/22	$1,108,828	$1,109,182
Barclays Bank plc	0.50%	09/09/20	02/04/22	925,575	925,871
Barclays Bank plc	0.50%	09/09/20	02/04/22	831,275	831,541
Barclays Bank plc	0.50%	08/06/20	01/03/22	8,513,418	8,520,158
Barclays Bank plc	0.50%	09/09/20	02/04/22	798,000	798,255
Barclays Bank plc	0.60%	08/06/20	01/03/22	6,943,608	6,950,204
Barclays Bank plc	0.60%	08/06/20	01/03/22	7,844,786	7,852,238
Barclays Bank plc	0.60%	08/06/20	01/03/22	7,946,058	7,953,607
Barclays Bank plc	0.60%	08/05/20	12/31/21	2,156,932	2,159,017
Barclays Bank plc	0.75%	07/21/20	12/16/21	1,488,304	1,490,567
Barclays Bank plc	0.75%	08/04/20	12/30/21	6,034,706	6,042,124
Barclays Bank plc	0.75%	06/19/20	11/16/21	4,223,438	4,232,500
Barclays Bank plc	0.75%	07/02/20	11/30/21	578,250	579,322
Barclays Bank plc	0.75%	08/04/20	12/30/21	11,221,555	11,235,348
Barclays Bank plc	0.75%	06/19/20	11/16/21	4,420,000	4,429,484
Barclays Bank plc	0.75%	06/19/20	11/16/21	2,033,200	2,037,563
Barclays Bank plc	0.85%	07/22/20	12/17/21	6,840,954	6,852,584
Barclays Bank plc	0.90%	06/19/20	11/16/21	1,069,900	1,072,655
Barclays Bank plc	1.00%	07/15/20	10/01/20	8,187,200	8,210,170
Barclays Bank plc	1.00%	06/01/20	10/01/20	2,345,072	2,352,954
BNP Paribas Securities Corp.	2.00%	09/04/20	10/06/20	6,192,000	6,202,000
BNP Paribas Securities Corp.	2.00%	09/04/20	10/06/20	6,084,000	6,093,825

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	2.00%	09/04/20	10/06/20	$9,825,000	$9,840,867
BNP Paribas Securities Corp.	2.00%	09/04/20	10/06/20	1,903,000	1,906,073
BNP Paribas Securities Corp.	2.00%	09/04/20	10/06/20	168,000	168,271
BNP Paribas Securities Corp.	2.00%	09/04/20	10/06/20	3,992,000	3,998,447
BNP Paribas Securities Corp.	2.00%	09/04/20	10/06/20	6,122,000	6,131,887
BNP Paribas Securities Corp.	2.00%	09/04/20	10/06/20	722,000	723,166
BNP Paribas Securities Corp.	2.00%	09/04/20	10/06/20	280,000	280,452
BNP Paribas Securities Corp.	2.00%	09/04/20	10/06/20	7,135,000	7,146,522
Credit Suisse International	0.40%	09/29/20	02/24/22	2,794,536	2,794,629
Credit Suisse International	0.75%	06/01/20	10/27/21	1,244,880	1,248,070
Credit Suisse International	0.75%	05/29/20	10/27/21	2,399,359	2,405,507
Credit Suisse International	0.95%	06/09/20	11/04/21	1,672,560	1,677,636
Credit Suisse International	0.95%	06/09/20	11/04/21	7,727,200	7,750,650
Credit Suisse International	0.95%	06/09/20	11/04/21	2,044,200	2,050,403
Goldman Sachs Bank USA	1.80%	09/11/20	10/15/20	599,000	599,659
Goldman Sachs Bank USA	1.85%	09/11/20	10/15/20	1,654,000	1,655,870
Goldman Sachs Bank USA	1.95%	09/11/20	10/15/20	1,523,000	1,524,815
Goldman Sachs Bank USA	1.95%	09/11/20	10/15/20	15,643,000	15,661,644
Goldman Sachs Bank USA	1.95%	09/11/20	10/15/20	13,095,000	13,110,607
Goldman Sachs Bank USA	1.95%	09/11/20	10/15/20	5,499,000	5,505,554
Goldman Sachs Bank USA	1.95%	09/11/20	10/15/20	4,226,000	4,231,037
Goldman Sachs Bank USA	1.95%	09/11/20	10/15/20	3,565,000	3,569,249
Goldman Sachs Bank USA	1.95%	09/11/20	10/15/20	6,559,000	6,566,817
Goldman Sachs Bank USA	1.95%	09/11/20	10/15/20	9,753,000	9,764,624
Goldman Sachs Bank USA	1.95%	09/11/20	10/15/20	4,763,000	4,768,677
Goldman Sachs Bank USA	1.95%	09/11/20	10/15/20	897,000	898,069
Goldman Sachs Bank USA	1.95%	09/11/20	10/15/20	5,064,000	5,070,035
Goldman Sachs Bank USA	1.95%	09/11/20	10/15/20	898,000	899,070
Goldman Sachs Bank USA	2.15%	09/11/20	10/15/20	1,028,000	1,029,351
Goldman Sachs Bank USA	2.15%	09/11/20	10/15/20	771,000	772,013
Goldman Sachs Bank USA	2.15%	09/11/20	10/15/20	1,149,000	1,150,510
Goldman Sachs Bank USA	2.15%	09/11/20	10/15/20	596,000	596,783
Goldman Sachs Bank USA	2.15%	09/11/20	10/15/20	995,000	996,307
Goldman Sachs Bank USA	2.15%	09/11/20	10/15/20	732,000	732,962
HSBC Bank PLC	2.07%	08/19/20	05/18/23	5,928,571	5,943,895
HSBC Bank PLC	2.07%	08/19/20	05/19/22	5,928,571	5,943,895
HSBC Bank PLC	2.07%	08/19/20	11/21/22	5,928,571	5,943,895
HSBC Bank PLC	2.07%	08/19/20	11/19/21	5,928,571	5,943,895
HSBC Bank PLC	2.07%	08/19/20	05/19/21	5,928,571	5,943,895
HSBC Bank PLC	2.07%	08/19/20	11/19/20	5,928,571	5,943,895
JPMorgan Chase Bank, N.A.	0.30%	08/05/20	01/03/22	5,001,689	5,004,065
JPMorgan Chase Bank, N.A.	0.30%	08/04/20	12/30/21	13,392,700	13,399,285
JPMorgan Chase Bank, N.A.	0.45%	07/07/20	12/03/21	977,382	978,433
JPMorgan Chase Bank, N.A.	0.45%	07/07/20	12/03/21	2,947,573	2,950,742

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	0.45%	07/07/20	12/03/21	$2,637,302	$2,640,137
JPMorgan Chase Bank, N.A.	0.50%	07/21/20	12/16/21	4,755,066	4,759,887
JPMorgan Chase Bank, N.A.	0.55%	09/09/20	02/04/22	5,700,667	5,702,670
JPMorgan Chase Bank, N.A.	0.60%	07/07/20	12/03/21	769,854	770,957
JPMorgan Chase Bank, N.A.	0.60%	07/21/20	12/16/21	386,219	386,689
JPMorgan Chase Bank, N.A.	0.65%	09/10/20	02/08/22	15,780,997	15,786,411
JPMorgan Chase Bank, N.A.	0.65%	09/10/20	02/08/22	17,933,912	17,940,064
JPMorgan Chase Bank, N.A.	0.65%	09/10/20	02/08/22	17,467,383	17,473,375
JPMorgan Chase Bank, N.A.	0.65%	09/09/20	02/04/22	4,223,845	4,225,599
JPMorgan Chase Bank, N.A.	0.65%	09/09/20	02/04/22	1,060,715	1,061,155
JPMorgan Chase Bank, N.A.	0.75%	07/07/20	12/03/21	3,849,583	3,856,480
JPMorgan Chase Bank, N.A.	0.75%	07/07/20	12/03/21	1,154,875	1,156,944
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.16%	09/21/20	10/21/20	851,000	851,613
RBC (Barbados) Trading Bank Corporation	2.28%	08/17/20	11/16/20	7,768,000	7,791,124
RBC (Barbados) Trading Bank Corporation	3.39%	08/07/20	11/06/20	1,748,000	1,757,388
RBC (Barbados) Trading Bank Corporation	3.39%	08/07/20	11/06/20	1,073,000	1,078,763
RBC (Barbados) Trading Bank Corporation	3.39%	08/07/20	11/06/20	960,000	965,156
RBC (Barbados) Trading Bank Corporation	3.39%	08/07/20	11/06/20	379,000	381,035
RBC (Barbados) Trading Bank Corporation	3.39%	08/07/20	11/06/20	909,000	913,882
RBC (Barbados) Trading Bank Corporation	3.39%	08/07/20	11/06/20	253,000	254,359
RBC (Barbados) Trading Bank Corporation	3.39%	08/07/20	11/06/20	2,651,000	2,665,238
Royal Bank of Canada	0.21%	09/17/20	10/21/20	10,674,000	10,674,747

Total Reverse Repurchase Agreements Outstanding				$385,702,982	$386,246,970

Futures Contracts Outstanding at September 30, 2020

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)

Long Futures
3 Month Eurodollar	444	ICE	131,698,866 EUR	09/13/21	$21,845
3 Month Eurodollar	149	ICE	44,031,029 EUR	03/14/22	(2,918)
90 Day Eurodollar	52	CME	12,973,805 USD	03/15/21	845
90 Day Eurodollar	1,106	CME	275,973,118 USD	09/13/21	1,532
90 Day Eurodollar	308	CME	76,826,806 USD	12/13/21	11,494
90 Day Eurodollar	7	CME	1,741,518 USD	09/18/23	2,532
90 Day Sterling	2	ICE	322,469 GBP	03/17/21	(11)
90 Day Sterling	270	ICE	43,885,865 GBP	09/15/21	2,051
90 Day Sterling	43	ICE	6,894,141 GBP	12/15/21	(633)
90 Day Sterling	521	ICE	84,325,448 GBP	03/16/22	(4,981)
Aluminum	6	LME	269,745 USD	12/16/20	(5,108)
Amsterdam Index	5	Euronext	659,977 EUR	10/16/20	(13,716)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Argus Eurobob Oxy FOB Rotterdam Barges	16	ICE	51,574 USD	01/29/21	$(33,494)
Argus Eurobob Oxy FOB Rotterdam Barges	16	ICE	51,574 USD	02/26/21	(33,014)
Argus Eurobob Oxy FOB Rotterdam Barges	16	ICE	51,574 USD	03/31/21	(34,774)
Argus Eurobob Oxy FOB Rotterdam Barges	16	ICE	51,574 USD	04/30/21	(36,054)
Argus Eurobob Oxy FOB Rotterdam Barges	16	ICE	51,574 USD	05/31/21	(36,374)
Argus Eurobob Oxy FOB Rotterdam Barges	16	ICE	51,574 USD	06/30/21	(36,694)
Argus Eurobob Oxy FOB Rotterdam Barges	16	ICE	51,574 USD	07/30/21	(38,294)
Argus Eurobob Oxy FOB Rotterdam Barges	16	ICE	51,574 USD	08/31/21	(38,614)
Argus Eurobob Oxy FOB Rotterdam Barges	16	ICE	51,574 USD	09/30/21	(38,774)
Argus Eurobob Oxy FOB Rotterdam Barges	16	ICE	51,574 USD	10/29/21	(39,414)
Argus Eurobob Oxy FOB Rotterdam Barges	16	ICE	51,574 USD	11/30/21	(40,054)
Argus Eurobob Oxy FOB Rotterdam Barges	16	ICE	51,574 USD	12/31/21	(40,214)
Australian 10-Year Bond	85	SFE	9,143,844 AUD	12/15/20	99,579
Australian dollar Currency	8	CME	580,117 USD	12/14/20	(7,077)
Brent 1st Line	33	ICE	9 USD	01/29/21	37,281
Brent 1st Line	33	ICE	9 USD	02/26/21	29,790
Brent 1st Line	33	ICE	9 USD	03/31/21	107,571
Brent 1st Line	33	ICE	9 USD	04/30/21	170,337
Brent 1st Line	33	ICE	9 USD	05/31/21	178,917
Brent 1st Line	33	ICE	9 USD	06/30/21	178,026
Brent 1st Line	33	ICE	9 USD	07/30/21	171,426
Brent 1st Line	33	ICE	9 USD	08/31/21	156,411
Brent 1st Line	33	ICE	9 USD	09/30/21	131,925
Brent 1st Line	33	ICE	9 USD	10/29/21	50,679
Brent 1st Line	33	ICE	9 USD	11/30/21	23,916
Brent 1st Line	33	ICE	9 USD	12/31/21	8,769
Brent Crude	137	ICE	5,805,763 USD	10/30/20	(10,663)
Brent Crude	8	ICE	361,609 USD	11/30/20	(19,609)
Brent Crude	300	NYMEX	13,806,881 USD	10/29/21	(141,881)
British Pound Currency	10	CME	813,838 USD	12/14/20	(7,338)
CA Carbon	1,000	ICE	17,303,000 USD	12/24/20	(53,000)
CAC40 Index	3	Euronext	179,543 EUR	10/16/20	(9,519)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
California Carbon	450	ICE	7,747,350 USD	10/27/20	$(34,350)
California Carbon	5,035	ICE	86,292,725 USD	12/24/20	611,375
California Carbon	1,000	ICE	17,153,000 USD	12/24/20	87,000
Canadian 10-Year Bond	39	CDE	4,489,856 CAD	12/18/20	12,507
CBOE Volatility Index	56	CFE	1,657,847 USD	12/16/20	73,953
Cocoa	60	ICE	1,537,216 USD	03/16/21	(21,016)
Coffee ‘C’	63	ICE	2,732,412 USD	12/18/20	(111,218)
Copper	4	COMEX	297,610 USD	12/29/20	5,640
Copper	115	COMEX	8,788,507 USD	03/29/21	(51,382)
Corn	37	CBOT	675,648 USD	12/14/20	25,502
Cotton No.2	77	ICE	2,513,864 USD	12/08/20	19,051
Crude Palm Oil	12	MYX	216,850 MYR	12/15/20	(20,030)
DAX Index	6	Eurex	2,340,503 EUR	12/18/20	(68,034)
DJIA mini E-CBOT	14	CBOT	1,932,954 USD	12/18/20	3,526
E-mini Russell 2000	40	CME	3,001,690 USD	12/18/20	7,110
Euro BOBL	223	Eurex	35,543,266 EUR	12/08/20	1,462
Euro BTP	40	Eurex	6,876,727 EUR	12/08/20	101,037
Euro OAT	43	Eurex	8,517,421 EUR	12/08/20	39,482
Euro Stoxx 50	127	Eurex	4,912,470 EUR	12/18/20	(118,817)
Euro-Bund	178	Eurex	36,593,638 EUR	12/08/20	84,664
Euro-Schatz	991	Eurex	131,383,596 EUR	12/08/20	(25,472)
FTSE 100 Index	20	ICE	1,552,692 GBP	12/18/20	(45,310)
FTSE/MIB Index	5	IDEM	583,843 EUR	12/18/20	(24,195)
Gasoline RBOB	101	NYMEX	5,038,341 USD	10/30/20	(25,994)
Gasoline RBOB	84	NYMEX	4,741,062 USD	05/28/21	(4,369)
Globex Natural Gas	210	NYMEX	5,456,457 USD	10/27/20	(149,757)
Globex Natural Gas	45	NYMEX	1,401,012 USD	11/24/20	1,638
Gold 100 OZ	11	COMEX	2,156,016 USD	12/29/20	(70,966)
Hang Seng China Enterprises Index	7	HKFE	421,995 HKD	10/29/20	1,615
Henry Hub	132	NYMEX	690,636 USD	09/25/20	15,234
Henry Hub	279	ICE	3,037 USD	09/30/20	(3,037)
Henry Hub	81	NYMEX	621,697 USD	02/23/21	5,851
Henry Hub	30	ICE	184,508 USD	03/29/22	67
Henry Hub	31	ICE	190,658 USD	04/27/22	(4,968)
Henry Hub	30	ICE	184,508 USD	05/26/22	(3,008)
Henry Hub	31	ICE	190,658 USD	06/28/22	(783)
Henry Hub	31	ICE	190,658 USD	07/27/22	(163)
Henry Hub	30	ICE	184,508 USD	08/29/22	(1,133)
Henry Hub	31	ICE	190,658 USD	09/28/22	457
Henry Hub	62	ICE	386,974 USD	12/28/22	(249)
Henry Hub	56	ICE	349,525 USD	01/27/23	(225)
Henry Hub	62	ICE	386,974 USD	02/24/23	(249)
Henry Hub	60	ICE	374,491 USD	03/29/23	(241)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Henry Hub	62	ICE	386,974 USD	04/26/23	$(249)
Henry Hub	60	ICE	374,491 USD	05/26/23	(241)
Henry Hub	62	ICE	386,974 USD	06/28/23	(249)
Henry Hub	62	ICE	386,974 USD	07/27/23	(249)
Henry Hub	60	ICE	374,491 USD	08/29/23	(241)
Henry Hub	62	ICE	386,974 USD	09/27/23	(249)
Henry Hub	60	ICE	374,491 USD	10/27/23	(241)
Henry Hub	62	ICE	386,974 USD	11/28/23	(249)
Japanese Yen Currency	7	CME	833,264 USD	12/14/20	(3,108)
KOSPI 200 Index	7	KRX FM	465,790 KRW	12/10/20	(8,703)
Lean Hogs	87	CME	2,411,025 USD	02/12/21	(44,625)
Live Cattle	330	CME	14,683,014 USD	12/31/20	147,186
Long Gilt	18	ICE	3,218,370 GBP	12/29/20	17,636
Low Sulphar Gasoil	217	ICE	7,108,134 USD	11/12/20	134,241
Low Sulphar Gasoil 1st Line	16	ICE	84,603 USD	01/29/21	(40,443)
Low Sulphar Gasoil 1st Line	16	ICE	84,603 USD	02/26/21	(36,923)
Low Sulphar Gasoil 1st Line	16	ICE	84,603 USD	03/31/21	(32,443)
Low Sulphar Gasoil 1st Line	16	ICE	84,603 USD	04/30/21	(28,443)
Low Sulphar Gasoil 1st Line	16	ICE	84,603 USD	05/31/21	(25,083)
Low Sulphar Gasoil 1st Line	16	ICE	84,603 USD	06/30/21	(19,323)
Low Sulphar Gasoil 1st Line	16	ICE	84,603 USD	07/30/21	(13,563)
Low Sulphar Gasoil 1st Line	16	ICE	84,603 USD	08/31/21	(8,763)
Low Sulphar Gasoil 1st Line	16	ICE	84,603 USD	09/30/21	(1,723)
Low Sulphar Gasoil 1st Line	16	ICE	84,603 USD	10/29/21	677
Low Sulphar Gasoil 1st Line	16	ICE	84,603 USD	11/30/21	(283)
Low Sulphar Gasoil 1st Line	16	ICE	84,603 USD	12/31/21	(44,123)
MSCI Emerging Market	33	ICE	1,815,552 USD	12/18/20	(19,527)
MSCI Singapore Index	24	SGX	499,641 SGD	10/29/20	(5,129)
MSCI Taiwan Index	14	SGX	684,747 USD	10/29/20	5,453
NASDAQ 100 E-Mini	18	CME	4,009,818 USD	12/18/20	96,792
Natural Gas	266	NYMEX	7,038,221 USD	10/28/20	(316,401)
Natural Gas	40	NYMEX	1,302,871 USD	12/29/20	3,929
Natural Gas	100	NYMEX	3,134,107 USD	02/23/21	(1,107)
Natural Gas	42	NYMEX	1,319,034 USD	02/24/21	(17,454)
Natural Gas	8	NYMEX	226,604 USD	03/29/21	(3,084)
Natural Gas	100	NYMEX	2,470,177 USD	03/29/22	(9,177)
Natural Gas	100	NYMEX	2,500,177 USD	09/28/22	(34,177)
Natural Gas	31	NYMEX	193,313 USD	09/28/22	(2,198)
Natural Gas	30	NYMEX	187,077 USD	10/27/22	3,798
Natural Gas	31	NYMEX	193,313 USD	11/28/22	18,185
Natural Gas	31	NYMEX	193,313 USD	12/28/22	27,562
Natural Gas	28	NYMEX	174,605 USD	01/27/23	21,885
Natural Gas	31	NYMEX	193,313 USD	02/24/23	12,295
Natural Gas	30	NYMEX	187,077 USD	03/29/23	(12,927)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Natural Gas	31	NYMEX	193,313 USD	04/26/23	$(16,458)
Natural Gas	30	NYMEX	187,077 USD	05/26/23	(13,452)
Natural Gas	31	NYMEX	193,313 USD	06/28/23	(11,343)
Natural Gas	31	NYMEX	193,313 USD	07/27/23	(10,723)
Natural Gas	30	NYMEX	187,077 USD	08/29/23	(11,202)
New Zealand Dollar Currency	12	CME	801,271 USD	12/14/20	(7,711)
Nickel	3	LME	257,213 USD	12/14/20	4,057
NY Harbor ULSD	170	NYMEX	8,314,216 USD	10/30/20	(87,508)
OMXS30 Index	24	Nasdaq OMX	499,861 SEK	10/16/20	(768)
S&P 500 E-mini	14	CME	2,322,958 USD	12/18/20	23,442
S&P/TSX 60 Index	6	CDE	886,008 CAD	12/17/20	(10,937)
Silver	3	COMEX	413,017 USD	12/29/20	(60,607)
Soyabean	318	CBOT	16,342,542 USD	01/14/21	(9,267)
Soyabean Meal	222	CBOT	7,531,602 USD	01/14/21	63,018
Soyabean Oil	943	CBOT	18,906,988 USD	12/14/20	(162,034)
SPI 200	5	SFE	536,997 AUD	12/17/20	(7,206)
Sugar 11	234	ICE	3,314,728 USD	02/26/21	225,972
Swiss Franc Currency	2	CME	276,023 USD	12/14/20	(4,098)
Swiss Market Index	15	Eurex	1,732,771 CHF	12/18/20	(54,100)
Topix	38	OSE	5,730,648 JPY	12/10/20	93,575
U.S. Treasury 10-Year Note	210	CBOT	29,280,895 USD	12/21/20	20,667
U.S. Treasury 2-Year Note	995	CBOT	219,778,925 USD	12/31/20	77,208
U.S. Treasury 5-Year Note	539	CBOT	67,892,295 USD	12/31/20	38,549
U.S. Treasury Long Bond	24	CBOT	4,206,544 USD	12/21/20	24,206
U.S. Treasury Ultra Bond	4	CBOT	879,153 USD	12/21/20	8,097
Wheat	8	CBOT	217,981 USD	12/14/20	13,219
WTI Crude	98	NYMEX	4,041,589 USD	10/20/20	(100,029)
WTI Crude	50	NYMEX	1,862,093 USD	11/20/20	161,407
WTI Crude	241	NYMEX	10,040,541 USD	11/19/21	351,379
WTI Crude	327	NYMEX	14,524,649 USD	11/21/22	(136,649)
Zinc	3	LME	179,815 USD	12/14/20	354

					$1,134,908

Short Futures
3 Month Eurodollar	15	ICE	4,416,334 EUR	03/15/21	$384
3 Month Eurodollar	108	ICE	32,151,606 EUR	06/14/21	(4,186)
3 Month Eurodollar	44	ICE	13,069,431 EUR	12/13/21	830
90 Day Eurodollar	49	CME	12,208,778 USD	12/14/20	(11,210)
90 Day Eurodollar	38	CME	9,476,213 USD	03/15/21	(5,262)
90 Day Eurodollar	83	CME	20,702,839 USD	06/14/21	(7,736)
90 Day Eurodollar	28	CME	6,981,452 USD	09/13/21	(5,248)
90 Day Eurodollar	27	CME	6,730,292 USD	12/13/21	(5,533)
90 Day Eurodollar	121	CME	30,185,413 USD	03/14/22	1,963

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
90 Day Eurodollar	22	CME	5,481,999 USD	06/13/22	$(5,351)
90 Day Eurodollar	25	CME	6,233,022 USD	09/19/22	(1,978)
90 Day Eurodollar	19	CME	4,736,863 USD	12/19/22	(550)
90 Day Eurodollar	16	CME	3,989,196 USD	03/13/23	395
90 Day Eurodollar	6	CME	1,495,559 USD	06/19/23	209
90 Day Eurodollar	4	CME	996,190 USD	12/18/23	89
90 Day Eurodollar	2	CME	497,920 USD	03/18/24	45
90 Day Eurodollar	9	CME	2,237,364 USD	06/17/24	(1,949)
90 Day Eurodollar	6	CME	1,492,347 USD	09/16/24	222
90 Day Eurodollar	3	CME	745,717 USD	12/16/24	105
90 Day Eurodollar	6	CME	1,490,759 USD	03/17/25	209
90 Day Eurodollar	4	CME	993,240 USD	06/16/25	89
90 Day Eurodollar	2	CME	496,345 USD	09/15/25	70
90 Day Sterling	324	ICE	52,421,507 GBP	06/16/21	9,503
Brent Crude	132	ICE	5,671,822 USD	11/30/20	28,822
Brent Crude	13	ICE	581,080 USD	12/30/20	20,520
Brent Crude	24	ICE	1,044,511 USD	01/29/21	1,471
Brent Crude	300	NYMEX	14,477,579 USD	10/31/22	278,579
British Pound Currency	7	CME	557,342 USD	12/14/20	(7,208)
Canadian Dollar Currency	18	CME	1,354,729 USD	12/15/20	2,388
CBOE Volatility Index	25	CFE	867,435 USD	10/21/20	108,060
CBOE Volatility Index	62	CFE	1,881,700 USD	11/18/20	(156,550)
Cocoa	48	ICE	1,241,416 USD	12/15/20	19,336
Coffee ‘C’	68	ICE	2,991,611 USD	03/19/21	117,761
Copper	108	COMEX	8,225,973 USD	12/29/20	38,223
Corn	39	CBOT	728,434 USD	03/12/21	(28,654)
Cotton No.2	82	ICE	2,715,141 USD	03/09/21	(12,999)
Dominion SP	62	ICE	17 USD	12/31/20	17
Dominion SP	56	ICE	15 USD	01/29/21	15
Dominion SP	62	ICE	17 USD	02/26/21	17
Euro Currency	37	CME	5,476,742 USD	12/14/20	49,074
Gasoline RBOB	101	NYMEX	5,012,038 USD	11/30/20	69,260
Globex Natural Gas	33	NYMEX	742,491 USD	09/25/20	36,621
Globex Natural Gas	28	NYMEX	904,392 USD	12/28/20	(10,368)
Globex Natural Gas	78	NYMEX	2,410,179 USD	02/23/21	(7,041)
Globex Natural Gas	8	NYMEX	200,398 USD	12/27/22	(27,602)
Globex Natural Gas	8	NYMEX	200,398 USD	01/26/23	(24,162)
Globex Natural Gas	8	NYMEX	200,398 USD	02/23/23	(11,842)
Globex Natural Gas	8	NYMEX	200,398 USD	03/28/23	14,638
Globex Natural Gas	8	NYMEX	200,398 USD	04/25/23	17,838
Globex Natural Gas	8	NYMEX	200,398 USD	05/25/23	15,198
Globex Natural Gas	8	NYMEX	200,398 USD	06/27/23	12,558
Globex Natural Gas	8	NYMEX	200,398 USD	07/26/23	11,918
Globex Natural Gas	8	NYMEX	200,398 USD	08/28/23	12,798

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Globex Natural Gas	8	NYMEX	200,398 USD	09/26/23	$10,718
Globex Natural Gas	8	NYMEX	200,398 USD	10/26/23	3,838
Globex Natural Gas	8	NYMEX	200,398 USD	11/27/23	(12,402)
Henry Hub	379	NYMEX	2,718,598 USD	10/27/20	324,265
Henry Hub	49	NYMEX	307,462 USD	12/27/22	(41,663)
Henry Hub	49	NYMEX	307,462 USD	01/26/23	(36,396)
Henry Hub	49	NYMEX	307,462 USD	02/23/23	(17,531)
Henry Hub	49	NYMEX	307,462 USD	03/28/23	23,017
Henry Hub	49	NYMEX	307,462 USD	04/25/23	27,917
Henry Hub	49	NYMEX	307,462 USD	05/25/23	23,874
Henry Hub	49	NYMEX	307,462 USD	06/27/23	19,832
Henry Hub	49	NYMEX	307,462 USD	07/26/23	18,852
Henry Hub	49	NYMEX	307,462 USD	08/28/23	20,199
Henry Hub	49	NYMEX	307,462 USD	09/26/23	17,014
Henry Hub	49	NYMEX	307,462 USD	10/26/23	6,479
Henry Hub	49	NYMEX	307,462 USD	11/27/23	(18,388)
Japanese Yen Currency	5	CME	590,397 USD	12/14/20	(2,572)
Lean Hogs	77	CME	1,975,963 USD	12/14/20	32,483
Live Cattle	359	CME	16,567,269 USD	02/26/21	(72,381)
Low Sulphar Gasoil	241	ICE	7,989,898 USD	12/10/20	(155,902)
Low Sulphar Gasoil	13	ICE	481,785 USD	01/12/21	36,534
Low Sulphar Gasoil	24	ICE	821,988 USD	02/11/21	(10,212)
Natural Gas	63	NYMEX	1,728,418 USD	10/28/20	136,408
Natural Gas	331	NYMEX	10,532,810 USD	11/25/20	215,540
Natural Gas	35	NYMEX	1,125,538 USD	01/27/21	(1,812)
Natural Gas	200	NYMEX	4,889,646 USD	05/26/22	49,646
NY Harbor ULSD	200	NYMEX	9,894,874 USD	11/30/20	104,674
S&P 500 E-mini	459	CME	76,287,340 USD	12/18/20	(641,060)
Soyabean	309	CBOT	15,806,771 USD	11/13/20	(6,304)
Soyabean Meal	201	CBOT	6,803,864 USD	12/14/20	(86,416)
Soyabean Oil	967	CBOT	19,425,687 USD	01/14/21	168,849
Sugar 11	273	ICE	3,803,655 USD	04/30/21	(238,492)
Swiss Franc Currency	4	CME	547,052 USD	12/14/20	3,202
U.S. Treasury 10-Year Note	133	CBOT	18,494,040 USD	12/21/20	(63,616)
Wheat	6	CBOT	165,567 USD	03/12/21	(9,559)
WTI Crude	110	NYMEX	4,579,278 USD	11/20/20	127,578
WTI Crude	14	NYMEX	580,154 USD	12/21/20	9,094
WTI Crude	15	NYMEX	632,032 USD	01/20/21	15,082
WTI Crude	72	NYMEX	3,076,265 USD	05/20/21	32,105
WTI Crude	208	NYMEX	9,545,422 USD	11/20/23	245,779

					$792,069

Total Futures Contracts Outstanding					$1,926,977

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2020

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,200,000	USD	1,603,294	State Street Bank and Trust Company	12/15/20	$(27,268)
BRL	16,522,562	USD	3,120,703	JPMorgan Chase Bank, N.A.	10/02/20	(178,599)
BRL	2,900,000	USD	545,862	State Street Bank and Trust Company	12/15/20	(30,496)
BRL	16,522,562	USD	2,973,716	Bank of America, N.A.	11/04/20	(33,905)
BRL	16,522,562	USD	2,929,169	Bank of America, N.A.	10/02/20	12,935
CHF	6,200,000	USD	6,846,668	State Street Bank and Trust Company	12/15/20	(100,097)
CNH	142,100,000	USD	20,300,000	Citibank N.A.	02/03/21	474,591
EUR	22,974,708	USD	27,304,062	State Street Bank and Trust Company	12/15/20	(323,426)
EUR	4,433,000	USD	5,240,342	Citibank N.A.	10/26/20	(40,298)
GBP	9,240,000	USD	11,878,667	State Street Bank and Trust Company	12/15/20	49,415
GBP	77,000	USD	99,138	Citibank N.A.	03/01/21	312
HKD	22,250,000	USD	2,869,128	State Street Bank and Trust Company	12/15/20	1,171
IDR	3,800,000,000	USD	252,341	State Street Bank and Trust Company	12/15/20	1,339
INR	1,507,612,500	USD	20,250,000	JPMorgan Chase Bank, N.A.	01/04/21	(7,360)
INR	1,686,598,200	USD	22,679,085	JPMorgan Chase Bank, N.A.	01/06/21	(38,149)
MXN	1,644,445,605	USD	75,191,155	Goldman Sachs International	10/13/20	(875,980)
MXN	11,600,000	USD	537,634	State Street Bank and Trust Company	12/15/20	(17,321)
NOK	3,996,666	USD	432,664	State Street Bank and Trust Company	12/15/20	(4,086)
RUB	229,429,235	USD	2,983,281	Morgan Stanley Capital Services, Inc.	12/16/20	(50,800)
RUB	39,000,000	USD	514,750	State Street Bank and Trust Company	12/15/20	(16,634)
SEK	15,728	USD	1,801	State Street Bank and Trust Company	12/15/20	(44)
SGD	940,001	USD	687,653	State Street Bank and Trust Company	12/15/20	1,075
TRY	1,068,000	USD	139,117	State Street Bank and Trust Company	12/15/20	(3,716)
ZAR	56,627,700	USD	3,354,622	Deutsche Bank AG	12/17/20	(3,699)
ZAR	55,046,821	USD	3,204,645	JPMorgan Chase Bank, N.A.	12/17/20	52,730

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,530,417	AUD	2,100,000	State Street Bank and Trust Company	12/15/20	$26,029
USD	2,975,966	BRL	16,522,562	Bank of America, N.A.	10/02/20	33,862
USD	2,929,169	BRL	16,522,562	JPMorgan Chase Bank, N.A.	10/02/20	(12,935)
USD	1,584,672	CHF	1,435,000	State Street Bank and Trust Company	12/15/20	23,168
USD	19,867,179	CNH	142,100,000	Citibank N.A.	02/03/21	(907,411)
USD	36,904,280	EUR	31,052,708	State Street Bank and Trust Company	12/15/20	437,143
USD	3,502,578	EUR	2,988,000	Citibank N.A.	12/23/20	(7,348)
USD	7,889,527	EUR	6,816,000	Citibank N.A.	10/26/20	(105,849)
USD	12,565,102	GBP	9,773,954	State Street Bank and Trust Company	12/15/20	(52,270)
USD	7,460,982	GBP	5,805,000	State Street Bank and Trust Company	12/16/20	(33,030)
USD	10,521,290	GBP	8,043,000	Citibank N.A.	11/20/20	140,501
USD	211,204	GBP	160,000	Citibank N.A.	03/01/21	4,555
USD	199,743	HKD	1,549,000	State Street Bank and Trust Company	12/15/20	(82)
USD	10,291,266	IDR	153,607,440,199	JPMorgan Chase Bank, N.A.	12/16/20	40,996
USD	22,680,000	INR	1,686,598,200	JPMorgan Chase Bank, N.A.	01/06/21	39,064
USD	660,253	KRW	782,400,000	State Street Bank and Trust Company	12/15/20	(9,369)
USD	119,746	MYR	500,000	State Street Bank and Trust Company	12/15/20	(333)
USD	358,113	NOK	3,230,000	State Street Bank and Trust Company	12/15/20	11,747
USD	4,472,561	RUB	343,935,489	Bank of America, N.A.	12/16/20	76,503
USD	18,333,015	RUB	1,409,900,484	Morgan Stanley Capital Services, Inc.	12/16/20	312,181
USD	11,263,566	RUB	865,830,342	JPMorgan Chase Bank, N.A.	12/16/20	196,839
USD	464,166	SGD	634,501	State Street Bank and Trust Company	12/15/20	(726)
USD	2,641,310	ZAR	45,000,000	State Street Bank and Trust Company	12/15/20	(22,171)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(967,246)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at September 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Penerbangan Malaysia Bhd	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	8,627,000 USD	$(204,443)	$(228,570)	$24,127
Republic Of Korea	(1.00)%	3M	6/21/2024	Credit Suisse Securities (USA) LLC	10,272,167 USD	(310,882)	(345,038)	34,156
Republic Of Korea	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	9,486,000 USD	(317,445)	(310,262)	(7,183)
Republic Of South Africa	(1.00)%	3M	12/21/2024	Credit Suisse Securities (USA) LLC	16,612,000 USD	1,245,691	11,997	1,233,694
Republic Of Turkey	(1.00)%	3M	12/21/2022	Credit Suisse Securities (USA) LLC	2,816,000 USD	238,450	87,706	150,744
Republic Of Turkey	(1.00)%	3M	6/21/2025	Credit Suisse Securities (USA) LLC	291,000 USD	50,802	66,010	(15,208)
United Mexican States	(1.00)%	3M	12/21/2023	Credit Suisse Securities (USA) LLC	14,521,000 USD	(9,692)	22,185	(31,877)
United Mexican States	(1.00)%	3M	6/21/2023	Credit Suisse Securities (USA) LLC	8,000,000 USD	(27,744)	906	(28,650)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$664,737	$(695,066)	$1,359,803

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.31	(1.00)%	3M	6/21/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,640,000 USD	$137,155	$592,200	$(455,045)
CDX.NA.HY.33	(5.00)%	3M	12/21/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,025,000 USD	(1,024,107)	1,270,586	(2,294,693)
iTraxx Europe Crossover series 32	(5.00)%	3M	12/21/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	33,093,560 EUR	(2,498,033)	2,501,163	(4,999,196)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$(3,384,985)	$4,363,949	$(7,748,934)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34	5.00%	3M	06/21/25	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	1,610,000 USD	$78,565	$37,880	$40,685
CDX.NA.HY.35	0.000%	3M	12/23/25	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	10,914,000 USD	450,958	451,476	(518)
CDX.NA.HY.35	(1.00%)	3M	12/23/25	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	16,500,000 USD	(1,049,696)	(1,056,000)	6,304
CDX.NA.HY.38	0.000%	3M	06/21/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	28,710,000 USD	1,086,231	2,099,428	(1,013,197)
iTraxx Europe Crossover Series 29	5.00%	3M	06/21/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	39,836,000 EUR	1,196,844	4,239,696	(3,042,852)
iTraxx Europe Crossover Series 31	5.00%	3M	06/21/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	8,256,000 EUR	473,773	1,019,198	(545,425)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$2,236,675	$6,791,678	$(4,555,003)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at September 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic Of South Africa	(1.00)%	3M	6/21/2022	Morgan Stanley Capital Services LLC	9,000,000 USD	$159,278	$520,876	$(361,598)
Republic Of South Africa	(1.00)%	3M	6/21/2022	Morgan Stanley Capital Services LLC	300,000 USD	5,309	17,362	(12,053)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$164,587	$538,238	$(373,651)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/18/2059	JPMorgan Chase Bank, N.A.	7,363,000 USD	$1,806,075	$71,578	$1,734,497
CMBX.NA.BBB-.10	(3.00)%	1M	11/18/2059	Morgan Stanley Capital Services LLC	1,102,000 USD	270,310	374,805	(104,495)
CMBX.NA.BBB-.10	(3.00)%	1M	11/18/2059	Morgan Stanley Capital Services LLC	5,645,000 USD	1,384,666	453,501	931,165
CMBX.NA.BBB-.8	(3.00)%	1M	10/18/2057	Morgan Stanley Capital Services LLC	69,000 USD	19,435	14,170	5,265
CMBX.NA.BBB-.9	(3.00)%	1M	9/18/2058	Credit Suisse International	10,000 USD	2,632	593	2,039
CMBX.NA.BBB-.9	(3.00)%	1M	9/18/2058	Goldman Sachs International	177,000 USD	46,592	5,121	41,471

Total OTC Credit Default Swaps on Index (Buy Protection)						$3,529,710	$919,768	$2,609,942

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counter- party	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.12	0.50%	1M	08/18/61	Morgan Stanley Capital Services LLC	AAA	2,313,000 USD	$(7,098)	$5,001	$(12,099)
CMBX.NA.AAA.23	0.50%	1M	12/17/72	Barclays Bank PLC	AAA	4,269,000 USD	(50,128)	(26,448)	(23,680)
CMBX.NA.AAA.23	0.50%	1M	12/17/72	JPMorgan Chase Bank, N.A.	AAA	6,687,000 USD	(78,521)	(57,674)	(20,847)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counter- party	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.23	0.50%	1M	12/17/72	Morgan Stanley Capital Services LLC	AAA	12,326,000 USD	$(144,736)	$(86,788)	$(57,948)
CMBX.NA.BBB-.10	3.00%	1M	11/18/59	Citigroup Global Markets, Inc.	BBB-	3,084,000 USD	(756,476)	(126,351)	(630,125)
CMBX.NA.BBB-.10	3.00%	1M	11/18/59	Goldman Sachs Bank USA	BBB-	1,096,000 USD	(268,839)	(30,005)	(238,834)
CMBX.NA.BBB-.10	3.00%	1M	11/18/59	Goldman Sachs International	BBB-	18,066,000 USD	(4,431,420)	(682,643)	(3,748,777)
CMBX.NA.BBB-.10	3.00%	1M	11/18/59	Goldman Sachs International	BBB-	1,069,000 USD	(262,216)	(52,498)	(209,718)
CMBX.NA.BBB-.10	3.00%	1M	11/18/59	JPMorgan Chase Bank, N.A.	BBB-	183,000 USD	(44,888)	(7,051)	(37,837)
CMBX.NA.BBB-.11	3.00%	1M	11/19/54	J.P. Morgan Securities LLC	BBB-	7,500,000 USD	(1,697,573)	(620,026)	(1,077,547)
CMBX.NA.BBB-.11	3.00%	1M	11/19/54	Citigroup Global Markets, Inc.	BBB-	187,000 USD	(42,326)	(8,186)	(34,140)
CMBX.NA.BBB-.11	3.00%	1M	11/19/54	JPMorgan Chase Bank, N.A.	BBB-	3,312,000 USD	(749,649)	(214,763)	(534,886)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	Credit Suisse International	BBB-	2,763,000 USD	(778,264)	(346,476)	(431,788)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	Citigroup Global Markets, Inc.	BBB-	1,022,000 USD	(287,870)	(53,689)	(234,181)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	Credit Suisse International	BBB-	286,000 USD	(80,559)	(20,492)	(60,067)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	Goldman Sachs International	BBB-	1,294,000 USD	(364,486)	(72,380)	(292,106)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	Goldman Sachs International	BBB-	232,000 USD	(65,348)	(5,855)	(59,493)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counter- party	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	JPMorgan Chase Bank, N.A.	BBB-	2,160,000 USD	$(608,415)	$(114,150)	$(494,265)
CMBX.NA.BBB-.8	3.00%	1M	10/18/57	JPMorgan Chase Bank, N.A.	BBB-	1,025,000 USD	(288,715)	(60,824)	(227,891)
CMBX.NA.BBB-.9	3.00%	1M	09/18/58	JPMorgan Chase Bank, N.A.	BBB-	187,000 USD	(49,224)	(962)	(48,262)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(11,056,751)	$(2,582,260)	$(8,474,491)

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps Outstanding at September 30, 2020

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Acacia Communications, Inc.	03/04/22	M	0.44%	Morgan Stanley Capital Services LLC	7,198,529 USD	$(42,469)
Acacia Communications, Inc.	07/13/21	M	0.65%	JPMorgan Chase Bank, N.A.	12,953,800 USD	(76,424)
Advanced Disposal Services, Inc.	03/04/22	M	0.44%	Morgan Stanley Capital Services LLC	6,034,875 USD	—
Advanced Disposal Services, Inc.	04/19/21	M	0.40%	Goldman Sachs International	10,271,156 USD	—
Aimmune Therapeutics, Inc.	09/02/22	M	0.40%	Goldman Sachs International	12,369,203 USD	46,853
American Express Co.	03/21/22	M	0.40%	Goldman Sachs International	11,781,087 USD	249,615
Bankia S.A	09/21/22	M	0.02%	JPMorgan Chase Bank, N.A.	435,564 EUR	(14,151)
BMC Stock Holdings, Inc.	08/31/22	M	0.40%	Goldman Sachs International	13,708,789 USD	1,254,686
Cineplex, Inc.	03/07/22	M	1.03%	JPMorgan Chase Bank, N.A.	444,336 CAD	(20,829)
Cineplex, Inc.	12/20/21	M	0.73%	Goldman Sachs International	1,704,673 CAD	(79,910)
Colony Capital, Inc.	03/23/22	M	0.40%	Goldman Sachs International	7,684,922 USD	843,467
Crown Castle International Corp.	08/05/22	M	0.54%	Goldman Sachs International	12,274,853 USD	694,997
CSI 500 NTR swap	12/23/20	M	14.03%	Goldman Sachs International	136,560 USD	(5,456,193)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Delphi Technologies PLC	03/04/22	M	0.44%	Morgan Stanley Capital Services LLC	7,941,518 USD	$336,883
E*Trade Financial Corp	04/06/22	M	0.40%	Goldman Sachs International	30,989,091 USD	18,586
Egypt Government Bond	01/14/25	3M	0.00%	Goldman Sachs International	10,248,119 USD	38,477
Egypt Government Bond	01/14/25	3M	0.00%	Citigroup Global Markets Inc.	1,534,176 USD	59,137
Egypt Treasury Bill	10/15/20	3M	0.00%	Goldman Sachs International	27,771,886 USD	1,091,515
Fidelity National Information Services	03/21/22	M	0.40%	Goldman Sachs International	31,640,762 USD	700,833
First Midwest Bancorp, Inc.	03/23/22	M	0.40%	Goldman Sachs International	10,732,444 USD	(448,378)
Fitbit, Inc.	03/04/22	M	0.44%	Morgan Stanley Capital Services LLC	2,118,330 USD	218,212
Fitbit, Inc.	11/03/21	M	0.40%	Goldman Sachs International	10,096,347 USD	1,040,036
GCI Liberty, Inc.	08/10/22	M	0.40%	Goldman Sachs International	5,659,385 USD	87,650
Georgian Government Bonds	09/22/21	M	0.00%	Credit Suisse Securities (USA) LLC	25,449,512 USD	(62,333)
Grubhub, Inc.	06/15/22	M	0.40%	Goldman Sachs International	18,109,367 USD	541,502
Hastings Group Holdings PLC	03/04/22	M	0.45%	Morgan Stanley Capital Services LLC	4,564,482 GBP	(4,663)
Immunomedics, Inc.	09/16/22	M	0.65%	JPMorgan Chase Bank, N.A.	7,474,485 USD	(33,255)
Immunomedics, Inc.	09/19/22	M	0.40%	Goldman Sachs International	8,527,420 USD	(37,940)
Indonesian Government Bond	05/18/21	3M	0.00%	Bank of America, N.A.	7,344,615 USD	390,136
Indonesian Government Bond	05/21/21	3M	0.00%	Bank of America, N.A.	2,943,894 USD	271,701
Ingenico Group	02/07/22	M	0.03%	JPMorgan Chase Bank, N.A.	27,181,000 EUR	(1,752,760)
JP Morgan Chase & Co.	03/21/22	M	0.40%	Goldman Sachs International	6,667,506 USD	67,158
Livongo Health, Inc.	08/09/22	M	0.65%	JPMorgan Chase Bank, N.A.	27,599,211 USD	2,017,443
Mastercard, Inc.	03/21/22	M	0.40%	Goldman Sachs International	9,673,542 USD	304,502
Maxim Integrated Products	07/15/22	M	0.40%	Goldman Sachs International	29,136,513 USD	1,100,166
Momenta Pharmaceuticals, Inc.	08/23/22	M	0.40%	Goldman Sachs International	19,201,827 USD	40,332
MS Index Swap	08/16/21	M	0.00%	Morgan Stanley Capital Services LLC	1,700,000 USD	(2,707,694)
MS Index Swap	08/16/21	M	0.00%	Morgan Stanley Capital Services LLC	391,170 USD	801,239
Netent AB	06/29/22	M	0.34%	Goldman Sachs International	142,700,911 SEK	763,950
PNC Financial Services Group	03/22/22	M	0.40%	Goldman Sachs International	28,957,209 USD	284,677

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Repsol S.A	05/25/22	M	0.17%	Morgan Stanley Capital Services LLC	150,966 EUR	$(11,294)
SDL PLC	09/01/22	M	0.60%	JPMorgan Chase Bank, N.A.	568,329 GBP	(32,262)
Signature Bank	03/23/22	M	0.40%	Goldman Sachs International	16,155,810 USD	(383,893)
Sunrise Communications Group	08/16/22	M	0.40%	Goldman Sachs International	26,827,795 CHF	53,543
TD Ameritrade Holding Corp.	11/30/21	M	0.40%	Goldman Sachs International	24,275,157 USD	642,840
The Government of the Common Wealth of Bahamas	08/20/21	M	0.00%	Credit Suisse Securities (USA) LLC	23,588,600 USD	—
The Government of the Common Wealth of Bahamas	08/20/21	M	0.00%	Credit Suisse Securities (USA) LLC	28,420,000 USD	1,452,969
Tiffany & Co.	11/30/21	M	0.40%	Goldman Sachs International	15,111,865 USD	83,948
Umpqua Holdings Corp.	03/23/22	M	0.40%	Goldman Sachs International	10,802,699 USD	10,182
Unilever NV	06/15/22	M	0.13%	Goldman Sachs International	17,867,790 EUR	697,742
Valley National Bancorp	03/23/22	M	0.40%	Goldman Sachs International	5,851,174 USD	51,704
Varian Medical Systems, Inc.	08/05/22	M	0.65%	JPMorgan Chase Bank, N.A.	15,490,978 USD	(66,362)
Varian Medical Systems, Inc.	08/08/22	M	0.40%	Goldman Sachs International	15,580,112 USD	(66,744)
Veritex Holdings, Inc.	03/23/22	M	0.40%	Goldman Sachs International	10,608,063 USD	804,149
Visa, Inc.	03/21/22	M	0.40%	Goldman Sachs International	1,585,326 USD	20,233
Western Alliance Bancorp	03/23/22	M	0.40%	Goldman Sachs International	7,735,405 USD	(172,217)
Willis Towers Watson PLC	03/04/22	M	0.44%	Morgan Stanley Capital Services LLC	15,189,750 USD	471,750
Willis Towers Watson PLC	03/11/22	M	0.65%	JPMorgan Chase Bank, N.A.	15,363,926 USD	477,159
Wright Medical Group NV	11/08/21	M	0.40%	Goldman Sachs International	25,955,922 USD	(8,496)
WSFS Financial Corp.	03/23/22	M	0.40%	Goldman Sachs International	10,279,881 USD	495,416

Total Buys						$7,047,121

Sells
American Equity Investment Life Holdings	03/29/22	M	0.16%	Goldman Sachs International	4,520,755 USD	$(398,166)
Analog Devices, Inc.	07/15/22	M	0.31%	Goldman Sachs International	30,592,939 USD	(754,552)
AON PLC	03/04/22	M	0.16%	Morgan Stanley Capital Services LLC	15,562,699 USD	(554,695)
AON PLC	04/05/22	M	0.22%	JPMorgan Chase Bank, N.A.	15,739,788 USD	(561,006)
BancorpSouth Bank	07/23/21	M	0.31%	Morgan Stanley Capital Services LLC	809,335 USD	(6,737)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BancorpSouth Bank	09/23/22	M	0.16%	Goldman Sachs International	5,299,031 USD	$(44,113)
Bank Of Hawaii Corp.	07/13/22	M	0.16%	Goldman Sachs International	2,171,390 USD	(57,351)
Borgwarner, Inc.	03/04/22	M	0.16%	Morgan Stanley Capital Services LLC	7,770,506 USD	(276,257)
Builders Firstsource, Inc.	08/31/22	M	0.31%	Goldman Sachs International	13,742,782 USD	(1,162,993)
Caixabank S.A	09/21/22	M	0.77%	JPMorgan Chase Bank, N.A.	436,428 EUR	18,162
Capitol Federal Financial, Inc.	09/23/22	M	0.16%	Goldman Sachs International	4,981,260 USD	(158,091)
Cathay General Bancorp	07/23/21	M	0.31%	Morgan Stanley Capital Services LLC	10,693,231 USD	(94,542)
Charles Schwab Corp.	11/30/21	M	0.31%	Goldman Sachs International	23,493,345 USD	(660,000)
EVERTEC, Inc.	06/30/21	M	0.16%	Goldman Sachs International	6,376,634 USD	(169,742)
Evolution Gaming Group	06/29/22	M	0.56%	Goldman Sachs International	144,314,315 SEK	(648,166)
Financial Select Sector SPDR Fund	07/23/21	M	0.31%	Morgan Stanley Capital Services LLC	1,037,246 USD	(6,068)
Financial Select Sector SPDR Fund	03/21/22	M	0.10%	Goldman Sachs International	46,057,545 USD	(305,295)
First Commonwealth Financial Corp.	07/23/21	M	0.31%	Morgan Stanley Capital Services LLC	24,221 USD	(1,460)
First Commonwealth Financial Corp.	10/14/20	M	0.16%	Goldman Sachs International	1,641,361 USD	(98,931)
First Hawaiian, Inc.	03/09/22	M	0.16%	Goldman Sachs International	11,378,950 USD	453,044
First Interstate BancSystem, Inc.	07/23/21	M	0.31%	Morgan Stanley Capital Services LLC	890,454 USD	(28,864)
First Interstate BancSystem, Inc.	09/23/22	M	0.16%	Goldman Sachs International	1,826,505 USD	(59,206)
Genworth Financial, Inc.	07/07/21	M	0.16%	Morgan Stanley Capital Services LLC	116,576 USD	(6,232)
Huntington Bancshares, Inc.	09/14/22	M	0.16%	Goldman Sachs International	3,274,013 USD	(3,574)
Invesco Ltd.	07/27/22	M	0.16%	Goldman Sachs International	1,099,478 USD	(128,021)
Ishares China Large Cap ETF	07/13/22	M	2.51%	Morgan Stanley Capital Services LLC	2,023,434 USD	20,034
Janus Henderson Group PLC	09/09/21	M	0.16%	Goldman Sachs International	14,727,082 USD	(1,985,155)
Just Eat Takeaway	06/15/22	M	0.97%	Goldman Sachs International	15,581,444 EUR	(570,521)
Keycorp.	06/15/22	M	0.16%	Goldman Sachs International	12,581,453 USD	125,293
Lazard Ltd.	06/28/21	M	0.16%	Goldman Sachs International	8,575,060 USD	(115,702)
Liberty Broadband	08/10/22	M	0.31%	Goldman Sachs International	5,621,025 USD	(90,346)
Moelis & Co.	07/18/22	M	0.16%	Goldman Sachs International	8,673,706 USD	(627,290)
Morgan Stanley	04/06/22	M	0.31%	Goldman Sachs International	30,451,953 USD	6,297
National Bank Holding Corp.	07/23/21	M	0.31%	Morgan Stanley Capital Services LLC	4,372,876 USD	(142,781)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
NewStar Financial, Inc.	07/07/21	M	0.09%	Morgan Stanley Capital Services LLC	— USD	$—
Northwest Bancshares, Inc.	07/23/21	M	0.31%	Morgan Stanley Capital Services LLC	316,311 USD	5,075
Northwest Bancshares, Inc.	12/16/20	M	0.16%	Goldman Sachs International	1,116,783 USD	17,916
People’s United Financial, Inc.	07/23/21	M	0.31%	Morgan Stanley Capital Services LLC	5,964,929 USD	(64,328)
Piper Jaffray	08/19/22	M	0.16%	Goldman Sachs International	1,281,632 USD	(87,994)
Preferred Bank	07/23/21	M	0.31%	Morgan Stanley Capital Services LLC	7,135,437 USD	41,960
Prosperity Bancshares, Inc.	03/16/22	M	0.16%	Goldman Sachs International	10,977,855 USD	(304,759)
RWS Holdings PLC	09/01/22	M	1.14%	JPMorgan Chase Bank, N.A.	567,556 GBP	30,294
Sandy Spring Bancorp, Inc.	07/23/21	M	0.31%	Morgan Stanley Capital Services LLC	1,946,341 USD	(56,403)
Simmons First National Corp.	01/20/21	M	0.16%	Goldman Sachs International	6,485,228 USD	(206,818)
SPDR S&P 500 ETF Trust	06/14/22	M	0.10%	Goldman Sachs International	55,302,783 USD	(1,348,549)
SPDR S&P Regional Banking ETF	07/23/21	M	1.16%	Morgan Stanley Capital Services LLC	23,553,222 USD	(126,095)
SPDR S&P Regional Banking ETF	02/08/21	M	0.54%	Goldman Sachs International	3,768,222 USD	(20,174)
SVB Financial Group	03/25/22	M	0.16%	Goldman Sachs International	4,357,833 USD	(50,566)
Synchrony Financial	06/03/21	M	0.16%	Goldman Sachs International	8,111,673 USD	(84,562)
T Rowe Price Group, Inc.	03/11/22	M	0.16%	Goldman Sachs International	9,250,718 USD	(258,077)
Teladoc Health, Inc.	08/09/22	M	0.22%	JPMorgan Chase Bank, N.A.	24,944,609 USD	(2,040,766)
Unilever PLC	06/15/22	M	0.45%	Goldman Sachs International	16,390,105 GBP	(526,455)
US Bancorp.	03/09/22	M	0.16%	Goldman Sachs International	7,851,240 USD	67,309
Vornado Realty Trust	04/29/22	M	0.16%	Goldman Sachs International	8,492,851 USD	(96,828)
Waddell & Reed Financial, Class A	07/23/21	M	0.31%	Morgan Stanley Capital Services LLC	7,301,560 USD	(49,502)
Washington Federal, Inc.	07/23/21	M	0.31%	Morgan Stanley Capital Services LLC	7,458,482 USD	7,144
Worldline S.A	02/07/22	M	0.77%	JPMorgan Chase Bank, N.A.	22,817,130 EUR	1,800,543
Worldline S.A	02/07/22	M	0.97%	Goldman Sachs International	68,263 EUR	5,387

Total Sells						$(12,439,275)

Total OTC Total Return Swaps Outstanding						$(5,392,154)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2020

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month EUR LIBOR	0.04%	3M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,200,000 EUR	$124,954	$—	$124,954
Pays	3-Month USD LIBOR	0.23%	3M/6M	12/14/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,700,000 USD	1,531	—	1,531
Pays	3-Month USD LIBOR	0.27%	3M/6M	08/3/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	114,616,000 USD	125,446	—	125,446
Pays	3-Month USD LIBOR	0.31%	3M/6M	07/24/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	33,588,605 USD	61,051	—	61,051
Pays	3-Month USD LIBOR	0.31%	3M/6M	07/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,141,220 USD	16,818	—	16,818
Pays	3-Month USD LIBOR	0.33%	3M/6M	07/16/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	82,371,000 USD	176,296	—	176,296
Pays	3-Month USD LIBOR	0.36%	3M/6M	06/30/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,347,000 USD	49,620	—	49,620
Pays	3-Month USD LIBOR	0.37%	3M/6M	10/5/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,600,000 USD	1,558	—	1,558
Pays	3-Month USD LIBOR	0.41%	3M/6M	06/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	84,970,800 USD	301,904	—	301,904
Pays	3-Month USD LIBOR	0.44%	3M/6M	07/24/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,032,440 USD	30,832	—	30,832
Pays	3-Month USD LIBOR	0.46%	3M/6M	07/29/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,362,800 USD	13,607	—	13,607
Pays	3-Month USD LIBOR	0.50%	3M/6M	06/30/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,932,800 USD	15,148	—	15,148
Pays	3-Month USD LIBOR	0.57%	3M/6M	06/29/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	22,060,000 USD	256,163	—	256,163
Pays	3-Month USD LIBOR	0.69%	3M/6M	10/5/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,300,000 USD	(13,495)	—	(13,495)
Pays	3-Month USD LIBOR	0.78%	3M/6M	06/8/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	35,000,000 USD	746,166	—	746,166

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.79%	3M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	$(11,102)	$—	$(11,102)
Pays	3-Month USD LIBOR	0.80%	3M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	(10,907)	—	(10,907)
Pays	3-Month USD LIBOR	0.82%	3M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	(9,833)	—	(9,833)
Pays	3-Month USD LIBOR	0.84%	3M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	(8,906)	—	(8,906)
Pays	3-Month USD LIBOR	0.88%	3M/6M	03/10/2035	Morgan Stanley Capital Services LLC	700,000 USD	(2,977)	—	(2,977)
Pays	3-Month USD LIBOR	0.97%	3M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	600,000 USD	(1,289)	—	(1,289)
Pays	3-Month USD LIBOR	0.98%	3M/6M	03/25/2030	Morgan Stanley Capital Services LLC	3,000,000 USD	(3,617)	—	(3,617)
Pays	3-Month USD LIBOR	0.99%	3M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	(1,563)	—	(1,563)
Pays	3-Month USD LIBOR	0.99%	3M/6M	06/8/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	500,000 USD	(1,531)	—	(1,531)
Pays	3-Month USD LIBOR	0.99%	3M/6M	06/26/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	500,000 USD	(1,787)	—	(1,787)
Pays	3-Month USD LIBOR	0.99%	3M/6M	06/8/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	720,631	—	720,631
Pays	3-Month USD LIBOR	1.26%	3M/6M	09/25/2026	Morgan Stanley Capital Services LLC	2,235,000 USD	111,679	—	111,679
Pays	3-Month USD LIBOR	1.44%	3M/6M	09/25/2026	Morgan Stanley Capital Services LLC	2,408,000 USD	146,173	583	145,590
Pays	3-Month USD LIBOR	1.46%	3M/6M	05/11/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,809,000 USD	1,091,193	—	1,091,193
Pays	3-Month USD LIBOR	1.64%	3M/6M	11/25/2026	Morgan Stanley Capital Services LLC	2,047,000 USD	151,355	—	151,355
Pays	3-Month USD LIBOR	1.66%	3M/6M	02/27/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,221,000 USD	297,752	—	297,752

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	1.67%	3M/6M	02/25/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,246,000 USD	$954,564	$—	$954,564
Pays	3-Month USD LIBOR	1.80%	3M/6M	07/25/2026	Morgan Stanley Capital Services LLC	3,312,000 USD	267,544	(13)	267,557
Pays	3-Month USD LIBOR	1.80%	3M/6M	06/25/2026	Morgan Stanley Capital Services LLC	3,479,000 USD	278,553	2,244	276,309
Pays	3-Month USD LIBOR	1.93%	3M/6M	07/15/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	4,902,825	—	4,902,825
Pays	3-Month USD LIBOR	1.99%	3M/6M	06/26/2024	Morgan Stanley & Co. LLC	2,320,000 USD	148,382	(11,818)	160,200
Pays	3-Month USD LIBOR	1.99%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,597,000 USD	163,314	(12,569)	175,883
Pays	3-Month USD LIBOR	2.02%	3M/6M	06/4/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	1,545,782	—	1,545,782
Pays	3-Month USD LIBOR	2.03%	3M/6M	05/25/2024	Morgan Stanley Capital Services LLC	2,089,000 USD	134,326	(7,422)	141,748
Pays	3-Month USD LIBOR	2.17%	3M/6M	05/20/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	3,424,714	—	3,424,714
Pays	3-Month USD LIBOR	2.20%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,257,000 USD	177,854	(11,404)	189,258
Pays	3-Month USD LIBOR	2.24%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,580,000 USD	207,428	2,511	204,917
Pays	3-Month USD LIBOR	2.28%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	3,310,000 USD	277,632	(1,411)	279,043
Pays	3-Month USD LIBOR	2.40%	3M/6M	05/27/2026	Morgan Stanley Capital Services LLC	2,366,000 USD	267,097	—	267,097
Pays	3-Month USD LIBOR	2.41%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	3,899,000 USD	437,490	(26,506)	463,996
Pays	3-Month USD LIBOR	2.58%	3M/6M	02/25/2026	Morgan Stanley & Co. LLC	2,348,000 USD	277,977	—	277,977

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.62%	3M/6M	02/25/2026	Morgan Stanley Capital Services LLC	3,187,500 USD	$385,394	$(21,811)	$407,205
Pays	3-Month USD LIBOR	2.66%	3M/6M	01/25/2026	Morgan Stanley Capital Services LLC	1,905,000 USD	231,455	411	231,044
Pays	3-Month USD LIBOR	2.83%	3M/6M	02/26/2025	Morgan Stanley & Co. LLC	1,528,000 USD	168,881	(1,314)	170,195
Pays	3-Month USD LIBOR	2.87%	3M/6M	04/25/2025	Morgan Stanley & Co. LLC	2,883,000 USD	334,766	—	334,766
Pays	3-Month USD LIBOR	2.92%	3M/6M	08/28/2025	Morgan Stanley & Co. LLC	3,185,000 USD	401,736	—	401,736
Pays	3-Month USD LIBOR	3.00%	3M/6M	06/25/2025	Morgan Stanley & Co. LLC	2,272,000 USD	286,253	—	286,253
Pays	1T BRL CDI	4.08%	1T/1T	01/2/2023	Credit Suisse Securities (USA) LLC	39,053,815 BRL	(41,171)	—	(41,171)
Pays	1T BRL CDI	4.13%	1T/1T	01/2/2023	Credit Suisse Securities (USA) LLC	42,541,099 BRL	(19,452)	—	(19,452)
Pays	28-Days MXN TIIE	4.48%	28D/28D	12/14/2022	Credit Suisse Securities (USA) LLC	160,822,038 MXN	(8,444)	—	(8,444)
Pays	1T BRL CDI	4.54%	1T/1T	01/2/2023	Credit Suisse Securities (USA) LLC	32,961,712 BRL	11,079	—	11,079
Pays	28-Days MXN TIIE	5.07%	28D/28D	12/10/2025	Credit Suisse Securities (USA) LLC	143,672,947 MXN	(22,828)	—	(22,828)
Pays	28-Days MXN TIIE	5.58%	28D/28D	07/22/2030	Credit Suisse Securities (USA) LLC	190,400,000 MXN	(183,006)	—	(183,006)
Pays	28-Days MXN TIIE	5.58%	28D/28D	07/18/2030	Credit Suisse Securities (USA) LLC	38,304,000 MXN	(36,526)	—	(36,526)
Pays	28-Days MXN TIIE	5.58%	28D/28D	07/25/2030	Credit Suisse Securities (USA) LLC	78,400,000 MXN	(75,146)	—	(75,146)
Pays	28-Days MXN TIIE	5.58%	28D/28D	07/16/2030	Credit Suisse Securities (USA) LLC	187,680,000 MXN	(177,694)	—	(177,694)
Pays	28-Days MXN TIIE	5.59%	28D/28D	07/29/2030	Credit Suisse Securities (USA) LLC	78,400,000 MXN	(74,257)	—	(74,257)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	28-Days MXN TIIE	5.60%	28D/28D	07/23/2030	Credit Suisse Securities (USA) LLC	230,000,000 MXN	$(207,444)	$—	$(207,444)
Pays	28-Days MXN TIIE	5.60%	28D/28D	07/30/2030	Credit Suisse Securities (USA) LLC	74,592,000 MXN	(68,113)	—	(68,113)
Pays	28-Days MXN TIIE	5.61%	28D/28D	07/24/2030	Credit Suisse Securities (USA) LLC	233,700,000 MXN	(198,707)	—	(198,707)
Pays	28-Days MXN TIIE	5.81%	28D/28D	12/4/2030	Credit Suisse Securities (USA) LLC	162,920,366 MXN	(66,467)	—	(66,467)
Receives	6-Month EUR LIBOR	0.01%	6M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 EUR	(6,006)	—	(6,006)
Receives	6-Month EUR LIBOR	0.04%	6M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000 EUR	(8)	—	(8)
Receives	6-Month EUR LIBOR	0.04%	6M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	999,000 EUR	(7,951)	—	(7,951)
Receives	6-Month EUR LIBOR	0.08%	12M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 EUR	(10,178)	—	(10,178)
Receives	6-Month EUR LIBOR	0.15%	12M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,000,000 EUR	(58,850)	—	(58,850)
Receives	6-Month EUR LIBOR	0.16%	12M/6M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,200,000 EUR	(49,058)	—	(49,058)
Receives	3-Month USD LIBOR	0.22%	6M/3M	10/5/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,600,000 USD	(6,296)	—	(6,296)
Receives	3-Month USD LIBOR	0.37%	6M/3M	12/14/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,300,000 USD	450	—	450
Receives	3-Month USD LIBOR	0.40%	6M/3M	08/3/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	24,941,000 USD	(76,179)	—	(76,179)
Receives	3-Month USD LIBOR	0.47%	6M/3M	09/11/2027	Morgan Stanley Capital Services LLC	1,000,000 USD	1,456	136	1,320
Receives	3-Month USD LIBOR	0.57%	6M/3M	07/27/2030	Morgan Stanley Capital Services LLC	4,000,000 USD	47,733	—	47,733
Receives	3-Month USD LIBOR	0.62%	6M/3M	08/3/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,512,706 USD	46,832	—	46,832

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	0.65%	6M/3M	06/8/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,000,000 USD	$(104,455)	$—	$(104,455)
Receives	3-Month USD LIBOR	0.66%	6M/3M	03/11/2035	Morgan Stanley Capital Services LLC	1,500,000 USD	52,971	—	52,971
Receives	3-Month USD LIBOR	0.67%	6M/3M	07/24/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,438,980 USD	11,972	—	11,972
Receives	3-Month USD LIBOR	0.68%	6M/3M	07/29/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	713,880 USD	1,206	—	1,206
Receives	3-Month USD LIBOR	0.69%	6M/3M	08/19/2030	Morgan Stanley Capital Services LLC	1,200,000 USD	1,113	—	1,113
Receives	3-Month USD LIBOR	0.70%	6M/3M	06/30/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,605,000 USD	(3,057)	—	(3,057)
Receives	3-Month USD LIBOR	0.74%	6M/3M	03/19/2027	Morgan Stanley Capital Services LLC	19,099,000 USD	(351,975)	—	(351,975)
Receives	3-Month USD LIBOR	0.77%	6M/3M	03/25/2027	Morgan Stanley Capital Services LLC	13,006,000 USD	(267,613)	—	(267,613)
Receives	3-Month USD LIBOR	0.79%	6M/3M	06/29/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,347,000 USD	(60,303)	—	(60,303)
Receives	3-Month USD LIBOR	0.82%	6M/3M	07/16/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,975,000 USD	(148,644)	—	(148,644)
Receives	3-Month USD LIBOR	0.88%	6M/3M	05/6/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,800,000 USD	54,625	—	54,625
Receives	3-Month USD LIBOR	0.94%	6M/3M	06/30/2052	Merrill Lynch, Pierce, Fenner & Smith, Inc.	200,000 USD	11,952	—	11,952
Receives	3-Month USD LIBOR	0.95%	6M/3M	06/6/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	80,000 USD	(338)	—	(338)
Receives	3-Month USD LIBOR	0.95%	6M/3M	06/26/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	500,000 USD	3,527	—	3,527
Receives	3-Month USD LIBOR	1.03%	6M/3M	06/8/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	240,000 USD	(3,011)	—	(3,011)
Receives	3-Month USD LIBOR	1.04%	6M/3M	06/5/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	360,000 USD	(821)	—	(821)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.10%	6M/3M	03/25/2030	Morgan Stanley Capital Services LLC	1,500,000 USD	$(59,651)	$—	$(59,651)
Receives	3-Month USD LIBOR	1.13%	6M/3M	06/8/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	550,000 USD	(6,052)	—	(6,052)
Receives	3-Month USD LIBOR	1.14%	6M/3M	06/8/2033	Merrill Lynch, Pierce, Fenner & Smith, Inc.	200,000 USD	(2,268)	—	(2,268)
Receives	3-Month USD LIBOR	1.18%	6M/3M	06/9/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	550,000 USD	(3,864)	—	(3,864)
Receives	3-Month USD LIBOR	1.32%	6M/3M	02/28/2027	Morgan Stanley Capital Services LLC	5,000,000 USD	(276,399)	—	(276,399)
Receives	3-Month USD LIBOR	1.46%	6M/3M	02/14/2024	Morgan Stanley Capital Services LLC	10,000,000 USD	(404,350)	—	(404,350)
Receives	3-Month USD LIBOR	1.48%	6M/3M	01/2/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,163,000 USD	(208,289)	—	(208,289)
Receives	3-Month USD LIBOR	1.49%	6M/3M	08/27/2029	Morgan Stanley Capital Services LLC	3,140,000 USD	(236,674)	—	(236,674)
Receives	3-Month USD LIBOR	1.51%	6M/3M	09/25/2029	Morgan Stanley Capital Services LLC	2,000,000 USD	(153,970)	—	(153,970)
Receives	3-Month USD LIBOR	1.52%	6M/3M	02/5/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,245,000 USD	(329,021)	—	(329,021)
Receives	3-Month USD LIBOR	1.53%	6M/3M	02/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	47,860,000 USD	(882,229)	—	(882,229)
Receives	3-Month USD LIBOR	1.53%	6M/3M	02/5/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,244,800 USD	(200,797)	—	(200,797)
Receives	3-Month USD LIBOR	1.54%	6M/3M	01/2/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	80,236,000 USD	(1,341,585)	—	(1,341,585)
Receives	3-Month USD LIBOR	1.55%	6M/3M	01/28/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,580,000 USD	(245,798)	—	(245,798)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/5/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,106,000 USD	(452,727)	—	(452,727)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/27/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,928,000 USD	(280,871)	—	(280,871)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.55%	6M/3M	02/27/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,033,000 USD	$(94,944)	$—	$(94,944)
Receives	3-Month USD LIBOR	1.55%	6M/3M	01/28/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,000,000 USD	(177,945)	—	(177,945)
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	(121,330)	6,115	(127,445)
Receives	3-Month USD LIBOR	1.57%	6M/3M	02/18/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,187,000 USD	(470,254)	—	(470,254)
Receives	3-Month USD LIBOR	1.58%	6M/3M	05/21/2025	Morgan Stanley Capital Services LLC	10,000,000 USD	(583,096)	—	(583,096)
Receives	3-Month USD LIBOR	1.58%	6M/3M	02/18/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,253,000 USD	(348,896)	—	(348,896)
Receives	3-Month USD LIBOR	1.59%	6M/3M	04/14/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,118,000 USD	(320,572)	—	(320,572)
Receives	3-Month USD LIBOR	1.60%	6M/3M	12/9/2024	Morgan Stanley Capital Services LLC	11,333,700 USD	(620,908)	—	(620,908)
Receives	3-Month USD LIBOR	1.61%	6M/3M	03/23/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	(523,164)	—	(523,164)
Receives	3-Month USD LIBOR	1.62%	6M/3M	03/24/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	(526,017)	—	(526,017)
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	(132,726)	4,658	(137,384)
Receives	3-Month USD LIBOR	1.62%	6M/3M	04/14/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,222,000 USD	(308,449)	—	(308,449)
Receives	3-Month USD LIBOR	1.63%	6M/3M	11/6/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	(3,125,098)	—	(3,125,098)
Receives	3-Month USD LIBOR	1.64%	6M/3M	07/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(387,134)	—	(387,134)
Receives	3-Month USD LIBOR	1.66%	6M/3M	06/17/2025	Morgan Stanley Capital Services LLC	10,000,000 USD	(626,807)	—	(626,807)
Receives	3-Month USD LIBOR	1.69%	6M/3M	07/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	(675,833)	—	(675,833)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.72%	6M/3M	02/18/2030	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,945,000 USD	$(189,969)	$—	$(189,969)
Receives	3-Month USD LIBOR	1.73%	6M/3M	12/16/2026	Morgan Stanley Capital Services LLC	3,500,000 USD	(279,642)	—	(279,642)
Receives	3-Month USD LIBOR	1.73%	6M/3M	07/15/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	100,000,000 USD	(4,180,308)	—	(4,180,308)
Receives	3-Month USD LIBOR	1.77%	6M/3M	11/25/2029	Morgan Stanley Capital Services LLC	1,000,000 USD	(100,990)	43	(101,033)
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/24/2021	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	(307,540)	—	(307,540)
Receives	3-Month USD LIBOR	1.81%	6M/3M	02/1/2024	Morgan Stanley Capital Services LLC	2,500,000 USD	(129,069)	—	(129,069)
Receives	3-Month USD LIBOR	1.84%	6M/3M	01/22/2025	Morgan Stanley Capital Services LLC	5,000,000 USD	(329,922)	—	(329,922)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley Capital Services LLC	8,000,000 USD	(413,637)	—	(413,637)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/11/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(47,560)	—	(47,560)
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	(223,611)	—	(223,611)
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/24/2027	Morgan Stanley Capital Services LLC	1,500,000 USD	(135,738)	—	(135,738)
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/27/2029	Morgan Stanley Capital Services LLC	1,650,000 USD	(183,821)	—	(183,821)
Receives	3-Month USD LIBOR	1.98%	6M/3M	07/25/2029	Morgan Stanley Capital Services LLC	4,000,000 USD	(472,358)	—	(472,358)
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/30/2024	Morgan Stanley Capital Services LLC	5,000,000 USD	(363,958)	—	(363,958)
Receives	3-Month USD LIBOR	2.18%	6M/3M	06/26/2027	Morgan Stanley & Co. LLC	2,100,000 USD	(238,041)	11,201	(249,242)
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/29/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(154,549)	—	(154,549)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	$(200,563)	$—	$(200,563)
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/26/2025	Morgan Stanley & Co. LLC	900,000 USD	(77,546)	4,800	(82,346)
Receives	3-Month USD LIBOR	2.33%	6M/3M	08/25/2025	Morgan Stanley Capital Services LLC	5,250,000 USD	(509,630)	31,222	(540,852)
Receives	3-Month USD LIBOR	2.34%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,000,000 USD	(118,293)	—	(118,293)
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley Capital Services LLC	4,000,000 USD	(338,017)	—	(338,017)
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(169,674)	—	(169,674)
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley Capital Services LLC	3,000,000 USD	(192,374)	—	(192,374)
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley Capital Services LLC	4,000,000 USD	(583,498)	—	(583,498)
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	(353,809)	24,110	(377,919)
Receives	3-Month USD LIBOR	2.41%	6M/3M	02/27/2027	Morgan Stanley & Co. LLC	2,300,000 USD	(285,179)	—	(285,179)
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(2,448,216)	—	(2,448,216)
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/22/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(169,659)	—	(169,659)
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(173,439)	—	(173,439)
Receives	3-Month USD LIBOR	2.43%	6M/3M	10/11/2026	Morgan Stanley Capital Services LLC	3,000,000 USD	(362,888)	—	(362,888)
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley Capital Services LLC	4,000,000 USD	(349,657)	—	(349,657)
Receives	3-Month USD LIBOR	2.53%	6M/3M	09/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	(190,491)	—	(190,491)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley Capital Services LLC	7,000,000 USD	$(758,103)	$—	$(758,103)
Receives	3-Month USD LIBOR	2.58%	6M/3M	03/27/2027	Morgan Stanley & Co. LLC	300,000 USD	(40,884)	—	(40,884)
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	(415,614)	—	(415,614)
Receives	3-Month USD LIBOR	2.72%	6M/3M	09/8/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	(169,351)	—	(169,351)
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	(505,160)	—	(505,160)
Receives	3-Month USD LIBOR	2.83%	6M/3M	02/26/2025	Morgan Stanley Capital Services LLC	1,496,000 USD	(165,696)	(171,226)	5,530
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/29/2029	Morgan Stanley Capital Services LLC	3,000,000 USD	(578,104)	—	(578,104)
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(2,760,034)	—	(2,760,034)
Receives	3-Month USD LIBOR	3.02%	6M/3M	09/25/2025	Morgan Stanley & Co. LLC	2,000,000 USD	(265,594)	—	(265,594)
Receives	3-Month USD LIBOR	3.08%	6M/3M	04/30/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(3,429,677)	—	(3,429,677)
Receives	3-Month USD LIBOR	3.15%	6M/3M	05/21/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(966,462)	—	(966,462)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	(420,537)	(1,053)	(419,484)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(21,318,825)	$(178,513)	$(21,140,312)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

OTC Interest Rate Swaps Outstanding at September 30, 2020

The Fund Pays/ Receives Floating Rate	Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month CNY- CNREPOFIX	2.78%	3M/3M	12/16/2025	Credit Suisse Securities (USA) LLC	66,454,440 CNY	$48,605	$—	$48,605
Pays	3-Month CNY- CNREPOFIX	2.68%	3M/3M	12/16/2025	Goldman Sachs International	146,000,000 CNY	8,987	—	8,987
Pays	3-Month CNY- CNREPOFIX	2.70%	3M/3M	12/16/2025	Morgan Stanley Capital Services LLC	146,000,000 CNY	27,948	—	27,948
Pays	3-Month CNY- CNREPOFIX	2.63%	3M/3M	12/16/2025	Morgan Stanley Capital Services LLC	102,500,000 CNY	(32,925)	—	(32,925)
Pays	3-Month CNY- CNREPOFIX	2.62%	3M/3M	12/16/2025	Goldman Sachs International	146,000,000 CNY	(48,894)	—	(48,894)
Pays	3-Month CNY- CNREPOFIX	2.79%	3M/3M	12/16/2025	Goldman Sachs International	146,000,000 CNY	118,761	—	118,761
Pays	3-Month CNY- CNREPOFIX	2.77%	3M/3M	12/16/2025	Goldman Sachs International	146,000,000 CNY	95,808	—	95,808

Total OTC Interest Rate Swaps Outstanding							$218,290	$—	$218,290

Abbreviation Legend:
M	Monthly
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity
TFEX	Thailand Futures Exchange
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	Chinese Yuan
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of September 30, 2020 (Unaudited)

Assets:
Investments in securities, at fair value (cost $4,275,087,958)	$4,108,544,211
Cash	1,554,560,446
Cash denominated in foreign currencies (cost of $530,587)	13,454
Segregated cash balance with broker for securities sold short	378,815,129
Segregated cash balance with custodian for derivative financial instruments	314,107,851
Segregated cash balance with counterparties for futures contracts	30,292,277
Segregated cash balance with counterparties for centrally cleared derivatives	44,406,422
Segregated cash balance with counterparties for OTC derivatives	6,648,450
Segregated cash balance with counterparties for reverse repurchase agreements	6,610,318
Unrealized appreciation on forward foreign currency exchange contracts	1,936,156
Unrealized appreciation on unfunded loan commitments	355
Income receivable	28,508,406
Receivable for investments sold	106,719,817
Receivable for Fund shares sold	3,782,502
Receivable for periodic payments from swap contracts	5,613,238
Variation margin receivable on futures	42,408,791
Variation margin receivable on centrally cleared swaps	40,259
Swap contracts, at fair value (net premiums paid $1,458,006)	25,118,252
Prepaid expenses and other assets	602,886

Total assets	6,658,729,220

Liabilities:
Securities sold short, at fair value (proceeds of $339,249,481)	364,958,390
Cash received as collateral from custodian for derivative financial instruments	17,317
Cash received as collateral from counterparty for centrally cleared derivatives	26,014,131
Cash received as collateral for swaps and reverse repurchase agreements	1,732,000
Cash received as collateral from counterparty for OTC derivatives	96
Options written, at fair value (premiums received $21,256,493)	20,895,198
Unrealized depreciation on forward foreign currency exchange contracts	2,903,402
Payable for reverse repurchase agreements	386,246,970
Payable for investments purchased	120,258,727
Payable for Fund shares redeemed	19,461,402
Payable for periodic payments from swap contracts	5,373,824
Variation margin payable on futures	1,949,561
Variation margin payable on centrally cleared swaps	42,714,949
Swap contracts, at fair value (net premiums received $2,582,260)	37,654,570
Dividend and interest income payable on securities sold short	449,900
Management fee payable	26,947,238
Accrued expenses and other liabilities	10,267,239

Total liabilities	1,067,844,914

Net assets	$5,590,884,306

Net Assets Consist of:
Paid-in capital	$6,253,543,451
Total distributable earnings	(662,659,145)

Net assets	$5,590,884,306

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of September 30, 2020 (Unaudited)

Net Asset Value:
Class I Shares
Net Assets	$4,106,152,157
Class I Shares outstanding, no par value, unlimited shares authorized	409,633,183

Net asset value per share	$10.02

Class D Shares
Net Assets	$31,317,374
Class D Shares outstanding, no par value, unlimited shares authorized	3,122,451

Net asset value per share	$10.03

Class Y Shares
Net Assets	$1,453,414,775
Class Y Shares outstanding, no par value, unlimited shares authorized	146,015,382

Net asset value per share	$9.95

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Six-Months Ended September 30, 2020 (Unaudited)

Investment Income:
Interest (including net foreign taxes withheld of $0)	$105,122,803
Dividends (including net foreign taxes withheld of $2,240)	5,197,858

Total income	110,320,661

Expenses:
Management fees	$55,309,624
Administration fees	2,102,649
Custodian fees	868,100
Trustees’ and officer fees	649,890
Distribution fees — Class D	45,409
Shareholder service fees	1,796,767
Registration fees	94,053
Printing and postage fees	266,919
Professional fees	3,757,874
Dividends and interest on securities sold short	6,194,227
Financing fees on securities sold short	1,057,730
Line of credit fee	477,101
Interest fees	5,509,603
Other	164,995

Total expenses	78,294,941

Net investment income	32,025,720

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments in securities	(7,437,183)
Net realized loss on securities sold short	(23,785,581)
Net realized gain on forward foreign currency exchange contracts	3,548,782
Net realized gain on foreign currency transactions	484,415
Net realized loss on futures contracts	(38,654,231)
Net realized gain on options written	27,349,303
Net realized gain on swap contracts	27,265,075
Net change in unrealized appreciation on investments in securities	684,037,682
Net change in unrealized depreciation on securities sold short	(103,902,637)
Net change in unrealized depreciation on forward foreign currency exchange contracts	(13,566,950)
Net change in unrealized depreciation on foreign currency translations	(5,477,022)
Net change in unrealized appreciation on futures contracts	12,212,501
Net change in unrealized depreciation on options written	(2,921,984)
Net change in unrealized depreciation on swap contracts	(1,699,977)
Net change in unrealized appreciation on unfunded loan commitments	355

Net realized and unrealized gain	557,452,548

Net increase in net assets resulting from operations	$589,478,268

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 9/30/2020 (unaudited)	Year Ended 3/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,025,720	$114,638,097
Net realized loss	(11,229,420)	(135,247,628)
Net change in unrealized appreciation (depreciation)	568,681,968	(968,108,839)

Net increase (decrease) in net assets resulting from operations	589,478,268	(988,718,370)

Distributions:
Distributions from earnings
Class I Shares	—	(213,950,691)
Class D Shares	—	(1,248,825)
Class Y Shares	—	(78,417,862)

Total distributions to shareholders	—	(293,617,378)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	572,412,235	2,159,651,178
Proceeds from sale of Class D Shares	8,278,430	24,881,951
Proceeds from sale of Class Y Shares	42,830,273	1,157,789,108
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	—	147,096,547
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	—	1,173,636
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	—	78,217,640
Shareholder redemptions:
Cost of Class I Shares redeemed	(1,625,719,479)	(1,919,545,972)
Cost of Class D Shares redeemed	(21,696,197)	(276,004,337)
Cost of Class Y Shares redeemed	(502,970,776)	(772,106,834)

Net increase (decrease) in net assets resulting from capital transactions	(1,526,865,514)	601,152,917

Net decrease in net assets	(937,387,246)	(681,182,831)

Net Assets:
Beginning of period	6,528,271,552	7,209,454,383

End of period	$5,590,884,306	$6,528,271,552

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Six-Months Ended 9/30/2020 (unaudited)	Year Ended 3/31/2020
Share Transactions:
Class I Shares
Beginning of period	521,138,289	491,804,552
Shares issued	59,300,252	200,846,060
Reinvestment in Shares	—	13,798,925
Shares redeemed	(170,805,358)	(185,311,248)

Net change in shares resulting from share transactions	(111,505,106)	29,333,737

End of period	409,633,183	521,138,289

Class D Shares
Beginning of period	4,504,458	27,686,086
Shares issued	852,947	2,332,799
Reinvestment in Shares	—	109,891
Shares redeemed	(2,234,954)	(25,624,318)

Net change in shares resulting from share transactions	(1,382,007)	(23,181,628)

End of period	3,122,451	4,504,458

Class Y Shares
Beginning of period	194,437,258	151,628,621
Shares issued	4,579,563	108,074,404
Reinvestment in Shares	—	7,399,966
Shares redeemed	(53,001,439)	(72,665,733)

Net change in shares resulting from share transactions	(48,421,876)	42,808,637

End of period	146,015,382	194,437,258

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Six-Months Ended September 30, 2020 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$589,478,268
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in securities	(2,880,599,115)
Proceeds from disposition of investments in securities	4,248,140,508
Proceeds from securities sold short	700,674,027
Payments to cover securities sold short	(748,899,529)
Short-term investments, net	331,374,420
Premiums paid on closing options written	(8,675,340)
Proceeds from premiums received from options written	41,815,907
Net realized loss on investments in securities	7,437,183
Net realized loss on securities sold short	23,785,581
Net realized gain on options written	(27,349,303)
Net realized gain on reverse repurchase agreements	(309,784)
Net change in accretion of bond discount and amortization of bond and swap premium	(7,162,223)
Net change in unrealized appreciation on investments in securities	(684,037,682)
Net change in unrealized depreciation on securities sold short	103,902,637
Net change in unrealized depreciation on options written	2,921,984
Net change in unrealized depreciation on reverse repurchase agreements	4,072,238
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized appreciation on forward foreign currency exchange contracts	22,661,903
Income receivable	7,282,821
Receivable for periodic payments from swap contracts	(1,247,024)
Variation margin receivable on futures	24,100,013
Variation margin receivable on centrally cleared swaps	6,297,716
Change in unrealized on unfunded loan	(355)
Swap contracts, at fair value	95,685,551
Prepaid expenses and other assets	(455,163)
Increase (decrease) in liabilities:
Cash received as collateral for swaps and reverse repurchase agreements	11,497
Cash received as collateral from custodian for derivative financial instruments	(9,032,683)
Cash received as collateral from counterparty for OTC derivatives	(9,034,904)
Cash received as collateral from counterparty for centrally cleared derivatives	7,139,286
Unrealized depreciation on forward foreign currency exchange contracts	(9,094,953)
Swap contracts, at fair value	(81,226,468)
Variation margin payable on futures	(9,455,254)
Variation margin payable on centrally cleared swaps	5,385,407
Payable for periodic payments from swap contracts	(27,564,371)
Dividend and interest income payable on securities sold short	(1,004,455)
Interest payable on reverse repurchase agreements	(899,741)
Management fee payable	(9,506,053)
Accrued expenses and other liabilities	(2,561,819)

Net cash provided by operating activities	$1,704,050,728

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

Cash Flows from Financing Activities
Proceeds from shares sold	626,219,707
Cost of shares repurchased	(2,169,274,106)
Proceeds from reverse repurchase agreements	2,580,513,555
Repayment of reverse repurchase agreements	(3,362,614,705)
Distributions paid (net of reinvestment)	—

Net cash used in financing activities	(2,325,155,549)

Net increase (decrease) in unrestricted and restricted cash and foreign currency	(621,104,821)
Unrestricted and restricted cash and foreign currency, beginning of period	2,956,559,168

Unrestricted and restricted cash and foreign currency, end of period	$2,335,454,347

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$6,409,344

Non-Cash Financing Activities
Capital shares issued in reinvestment of distribution	$—

Reconciliation of unrestricted and restricted cash to the statements of assets and liabilities

	Year Ended September 30, 2020	Year Ended March 31, 2020
Cash	$1,554,560,446	$2,190,708,712
Foreign currency at value	13,454	107,676,816
Cash Pledged
Securities sold short	378,815,129	266,496,311
Derivative financial instruments	314,107,851	80,535,000
Futures contracts	30,292,277	42,682,963
Centrally cleared derivatives	44,406,422	32,176,492
OTC derivatives	6,648,450	47,125,548
TBAs	—	1,770,000
Reverse repurchase agreements	6,610,318	187,387,326

	$2,335,454,347	$2,956,559,168

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Six-Months Ended 9/30/2020 (unaudited)	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016
Net Asset Value, Beginning of Period	$9.08	$10.76	$10.67	$10.56	$9.82	$10.38
Income From Investment Operations:
Net investment income (loss)[1]	0.05	0.15	0.10	0.01	0.07	(0.05)
Net realized and unrealized gain (loss)	0.89	(1.44)	0.19	0.31	0.72	(0.26)

Total From Investment Operations	0.94	(1.29)	0.29	0.32	0.79	(0.31)

Less Distributions to Shareholders:
From net investment income	—	(0.21)	(0.13)	(0.08)	(0.05)	(0.01)
From net realized capital gains	—	(0.18)	(0.07)	(0.13)	—	(0.24)

Total Distributions	—	(0.39)	(0.20)	(0.21)	(0.05)	(0.25)

Net Asset Value, End of Period	$10.02	$9.08	$10.76	$10.67	$10.56	$9.82

Total Return	10.22%[2]	(12.32)%	2.76%	3.06%	8.03%	(3.01)%

Ratios to Average Net Assets:[3]
Total expenses before recoupment (reimbursement) from Investment Adviser	0.80%[4]	0.94%	1.33%	0.89%	1.15%	1.30%
Management Fees	1.86%[4]	1.85%	1.86%	1.88%	1.88%	1.92%
Recoupment (reimbursement) from Investment Adviser	—	—	—	—	—	0.05%

Net expenses after recoupment (reimbursement) from Investment Adviser	2.66%[4]	2.79%	3.19%	2.77%	3.03%	3.27%
Excluded expenses[5]	(0.45)%[4]	(0.65)%	(1.00)%	(0.57)%	(0.81)%	(0.93)%

Expenses, net of impact of excluded expenses	2.21%[4]	2.14%	2.19%	2.20%	2.22%	2.34%

Net investment income (loss)	1.06%[4]	1.43%	0.94%	0.13%	0.71%	(0.45)%

Supplemental Data:
Net assets, end of period (in thousands)	$4,106,152	$4,734,372	$5,292,572	$5,088,031	$3,597,704	$3,921,027
Portfolio turnover	61%[2]	193%	203%	300%	237%	172%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period presented and are not annualized.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class D
	Six-Months Ended 9/30/2020 (unaudited)	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016
Net Asset Value, Beginning of Period	$9.10	$10.73	$10.64	$10.53	$9.81	$10.38
Income From Investment Operations:
Net investment income (loss)[1]	0.04	0.13	0.06	(0.03)	0.05	(0.07)
Net realized and unrealized gain (loss)	0.89	(1.46)	0.20	0.30	0.70	(0.26)

Total From Investment Operations	0.93	(1.33)	0.26	0.27	0.75	(0.33)

Less Distributions to Shareholders:
From net investment income	—	(0.12)	(0.10)	(0.03)	(0.03)	—
From net realized capital gains	—	(0.18)	(0.07)	(0.13)	—	(0.24)

Total Distributions	—	(0.30)	(0.17)	(0.16)	(0.03)	(0.24)

Net Asset Value, End of Period	$10.03	$9.10	$10.73	$10.64	$10.53	$9.81

Total Return	9.98%[2]	(12.60)%	2.50%	2.60%	7.70%	(3.22)%

Ratios to Average Net Assets:[3]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.06%[4]	1.18%	1.71%	1.27%	1.40%	1.55%
Management Fees	1.86%[4]	1.85%	1.86%	1.88%	1.88%	1.92%
Recoupment (reimbursement) from Investment Adviser	—	—	—	—	—	0.02%

Net expenses after recoupment (reimbursement) from Investment Adviser	2.92%[4]	3.03%	3.57%	3.15%	3.28%	3.49%
Excluded expenses[5]	(0.71)%[4]	(0.90)%	(1.29)%	(0.81)%	(1.06)%	(1.18)%

Expenses, net of impact of excluded expenses	2.21%[4]	2.13%	2.28%	2.34%	2.22%	2.31%

Net investment income (loss)	0.79%[4]	1.19%	0.57%	(0.26)%	0.48%	(0.66)%

Supplemental Data:
Net assets, end of period (in thousands)	$31,317	$40,987	$297,086	$229,593	$316,243	$22,811
Portfolio turnover	61%[2]	193%	203%	300%	237%	172%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period presented and are not annualized.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class Y
	Six-Months Ended 9/30/2020 (unaudited)	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016
Net Asset Value, Beginning of Period	$9.02	$10.68	$10.59	$10.48	$9.75	$10.29
Income From Investment Operations:
Net investment income (loss)[1]	0.05	0.16	0.09	0.02	0.08	(0.03)
Net realized and unrealized gain (loss)	0.88	(1.42)	0.21	0.31	0.71	(0.25)

Total From Investment Operations	0.93	(1.26)	0.30	0.33	0.79	(0.28)

Less Distributions to Shareholders:
From net investment income	—	(0.22)	(0.14)	(0.09)	(0.06)	(0.02)
From net realized capital gains	—	(0.18)	(0.07)	(0.13)	—	(0.24)

Total Distributions	—	(0.40)	(0.21)	(0.22)	(0.06)	(0.26)

Net Asset Value, End of Period	$9.95	$9.02	$10.68	$10.59	$10.48	$9.75

Total Return	10.30%[2]	(12.25)%	2.85%	3.17%	8.10%	(2.90)%

Ratios to Average Net Assets:[3]
Total expenses before recoupment (reimbursement) from Investment Adviser	0.72%[4]	0.83%	1.39%	0.79%	1.05%	1.20%
Management Fees	1.86%[4]	1.85%	1.86%	1.88%	1.88%	1.92%
Recoupment (reimbursement) from Investment Adviser	—	—	—	—	—	0.00%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	2.58%[4]	2.68%	3.25%	2.67%	2.93%	3.12%
Excluded expenses[6]	(0.46)%[4]	(0.62)%	(1.13)%	(0.57)%	(0.81)%	(0.92)%

Expenses, net of impact of excluded expenses	2.12%[4]	2.06%	2.12%	2.10%	2.12%	2.20%

Net investment income (loss)	1.13%[4]	1.54%	0.89%	0.23%	0.78%	(0.34)%

Supplemental Data:
Net assets, end of period (in thousands)	$1,453,415	$1,752,913	$1,619,797	$686,390	$432,327	$339,613
Portfolio turnover	61%[2]	193%	203%	300%	237%	172%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period presented and are not annualized.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents less than 0.01%.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Six-Months Ended September 30, 2020 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the six-months ended September 30, 2020, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of September 30, 2020, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser (subject to the oversight of the Board). The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations will be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the six-months ended September 30, 2020.

COVID-19 and Global Economic and Market Conditions

The ongoing novel coronavirus (“COVID-19”) pandemic and restrictions on non-essential businesses have caused disruption in the U.S. and global economies. Despite significant market rebounds across many asset classes, the continued rapid development of this situation and uncertainty regarding potential economic recovery precludes any prediction as to the ultimate adverse impact of COVID-19 on financial market and economic conditions. The estimates and assumptions underlying these consolidated financial statements and this filing are based on the information available as of September 30, 2020, including judgments about the financial market and economic conditions which may change over time.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At September 30, 2020, the total fair value of Level 3 investments was $80,816,872. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Where appropriate, the accounting for Blackstone’s investments incorporates the changes in fair value of those investments as determined under U.S. GAAP. The decrease in Fund investments for the six-months ended September 30, 2020 was primarily from the unrealized depreciation in the fair value of underlying investments driven by the impact of COVID-19. The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of September 30, 2020, certain foreign equity securities were classified as Level 2 since a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At September 30, 2020, the Fund did not have any investment in Short-Term Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At September 30, 2020, the Fund had an outstanding commitment of $48,060 related to held bank debt.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Allocation of Income and Expenses

The Fund uses the adjusted prior day net assets for each class of shares, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At September 30, 2020, the Fund had $1,554,560,446 in domestic cash and $13,454 in foreign cash held at State Street Bank and Trust Company.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

For the current open tax years ending on October 31, 2016, October 31, 2017, October 31, 2018 and October 31, 2019, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated financial statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forwards, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or other guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) entered into between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments with collateral. At September 30, 2020, the Fund used the gross method of presentation in its consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities includes amounts for various derivative types which are comingled per the Fund’s ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in net asset value. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of September 30, 2020, the face value of open reverse repurchase agreements for the Fund was $385,702,982. The weighted average daily balances of reverse repurchase agreements outstanding for the Fund during the six-months ended September 30, 2020 was approximately $615,383,437, at a weighted average weekly interest rate of 1.83%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”) (see below).

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount(2)
Barclays Bank plc	$(85,635,344)	$85,635,344	$—	$—
BNP Paribas Securities Corp.	(42,491,510)	42,491,510	—	—
Credit Suisse Securities (USA) LLC	(17,926,895)	17,926,895	—	—
Goldman Sachs Bank USA	(79,103,653)	79,103,653	—	—
HSBC Bank plc	(35,663,370)	35,663,370	—	—
JPMorgan Chase Bank, N.A.	(98,092,893)	98,092,893	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(851,613)	851,613	—	—
RBC (Barbados) Trading Bank Corporation	(15,806,945)	15,806,945	—	—
Royal Bank of Canada	(10,674,747)	10,674,747	—	—

Total	$(386,246,970)	$386,246,970	$—	$—

(1)

Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at September 30, 2020 was $495,365,012 and $4,878,318, respectively.

(2)	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of September 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$—	$—	$—	$827,497	$827,497
Mortgage-Backed Securities	—	142,900,937	18,547,763	—	161,448,700
Sovereign Debt	—	—	5,564,221	211,172,787	216,737,008
Asset-Backed Securities	—	7,233,765	—	—	7,233,765
Collateral Cash	—	—	—	—	—

Total	$—	$150,134,702	$24,111,984	$212,000,284	$386,246,970

Gross amount of recognized liabilities for reverse repurchase agreements					$386,246,970

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of September 30, 2020, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund expects to obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

At September 30, 2020, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (c)	$19,958,760	Centrally cleared swaps, at fair value (c)	$(41,277,585)
	Swap contracts, at fair value (b)	1,059,560	Swap contracts, at fair value (b)	(144,152)
	Unrealized appreciation on futures contracts (c)	579,506	Unrealized depreciation on futures contracts (c)	(146,634)
Equity	Swap contracts, at fair value (b)	20,364,395	Swap contracts, at fair value (b)	(26,453,667)
	Unrealized appreciation on futures contracts (c)	410,000	Unrealized depreciation on futures contracts (c)	(1,183,571)
	Purchased options, at fair value (d)	1,203,580	Options written, at value	(1,452,180)
Commodity	Unrealized appreciation on futures contracts (c)	5,574,920	Unrealized depreciation on futures contracts (c)	(3,322,796)
	Purchased options, at fair value (d)	18,112,758	Options written, at value	(16,348,332)
Credit	Centrally cleared swaps, at fair value (c)	4,958,469	Centrally cleared swaps, at fair value (c)	(5,442,042)
	Swap contracts, at fair value (b)	3,694,297	Swap contracts, at fair value (b)	(11,056,751)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,936,156	Unrealized depreciation on forward foreign currency exchange contracts	(2,903,402)
	Unrealized appreciation on futures contracts (c)	54,664	Unrealized depreciation on futures contracts (c)	(39,112)
	Purchased options, at fair value (d)	3,951,873	Options written, at value	(3,094,686)

Total		$81,858,938		$(112,864,910)

Amounts not subject to MNA(1)		54,804,530		(72,306,938)

Total gross amounts subject to MNA		$27,054,408		$(40,557,972)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the six-months ended September 30, 2020:

Primary Underlying Risk	Average Number of Contracts (a)	Average Notional USD (a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	—	$1,731,659,060	$15,039,202	$3,647,836
Future contracts	—	815,275,338	1,524,023	(359,123)
Purchased options (d)	—	—	349,884	—
Options written	—	—	—	—

Equity
Swap contracts	—	1,405,673,272	70,466,618	(51,083,446)
Future contracts	—	136,956,335	(32,763,437)	5,020,547
Purchased options (d)	4,023	(1,120,417)	(10,011,971)	(568,683)
Options written	(1,084)	5,394,353	26,831,935	(2,471,953)

Commodity
Future contracts	—	238,687,494	(7,957,822)	8,228,036
Purchased options (d)	—	(388,673)	(444,136)	1,934,927
Options written	—	(94,543)	517,368	(660,711)

Credit
Swap contracts	—	591,593,295	(58,240,745)	45,735,633

Foreign Exchange
Forward foreign currency exchange Contracts	—	2,202,491,312	3,548,782	(13,566,950)
Future contracts	—	23,251,309	543,005	(676,959)
Purchased options	—	113,785,714	(5,886,923)	1,125,942
Options written	—	(30,857,143)	—	210,680

Total			$3,515,783	$(3,484,224)

(a)	Averages are based on monthly activity levels during the six-months ended September 30, 2020.
(b)	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.
(c)

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(d)

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements that contain MNAs that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

reverse repurchase agreements and related collateral governed by an MRA or securities lending agreements and related collateral governed by an SLA (see Note 3).

The Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable MNA and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of September 30, 2020.

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2020:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)
By Counterparty(1)
Bank of America, N.A.	$785,137	$(33,905)	$(751,232)	$—	$—
Citibank N.A.	474,591	(474,591)	—	—	—
Citigroup Global Markets Inc.	59,137	—	(59,137)	—	—
Credit Suisse Securities (USA) LLC	1,501,574	(62,333)	(1,439,241)	—	—
Goldman Sachs International	1,353,548	(1,353,548)	—	—	—
JPMorgan Chase Bank, N.A.	329,629	(237,043)	(92,586)	—	—
Morgan Stanley Capital Services LLC	829,187	(32,925)	(796,262)	—	—
Morgan Stanley Capital Services, Inc.	312,181	(50,800)	(261,381)	—	—

Cayman Subsidiary
Citibank N.A.	140,501	(140,501)	—	—	—
Morgan Stanley Capital Services LLC	184,621	(17,526)	(167,095)	—	—
State Street Bank and Trust Company	551,087	(551,087)	—	—	—

Domestic Subsidiary IV
Citibank N.A.	4,867	—	—	—	4,867
Credit Suisse International	2,632	(2,632)	—	—	—
Goldman Sachs International	11,620,605	(11,620,605)	—	—	—
JPMorgan Chase Bank, N.A.	6,149,676	(5,255,454)	—	—	894,222
Morgan Stanley Capital Services LLC	2,755,435	(2,755,435)	—	—	—

	$27,054,408	$(22,588,385)	$(3,566,934)	$—	$899,089

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Liability Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)
By Counterparty (1)
Bank of America, N.A.	$(33,905)	$33,905	$—	$—	$—
Citibank N.A.	(907,411)	474,591	432,820	—	—
Credit Suisse Securities (USA) LLC	(62,333)	62,333	—	—	—
Deutsche Bank AG	(3,699)	—	—	—	(3,699)
Goldman Sachs International	(6,381,067)	1,353,548	24,667	—	(5,002,852)
JPMorgan Chase Bank, N.A.	(237,043)	237,043	—	—	—
Morgan Stanley Capital Services LLC	(32,925)	32,925	—	—	—
Morgan Stanley Capital Services, Inc.	(50,800)	50,800	—	—	—

Cayman Subsidiary
Citibank N.A.	(153,495)	140,501	12,994	—	—
Morgan Stanley Capital Services LLC	(17,526)	17,526	—	—	—
State Street Bank and Trust Company	(608,039)	551,087	56,952	—	—

Domestic Subsidiary III
Barclays Bank PLC	(50,128)	—	50,128	—	—
Citigroup Global Markets, Inc.	(1,086,672)	—	—	—	(1,086,672)
Credit Suisse International	(778,264)	—	—	—	(778,264)
Goldman Sachs International	(262,216)	—	121,141	—	(141,075)
J.P. Morgan Securities LLC	(1,697,573)	—	—	—	(1,697,573)
JPMorgan Chase Bank, N.A.	(1,161,773)	—	—	—	(1,161,773)
Morgan Stanley Capital Services LLC	(151,834)	—	151,834	—	—

Domestic Subsidiary IV
Credit Suisse International	(80,559)	2,632	—	—	(77,927)
Goldman Sachs Bank USA	(268,839)	—	268,839	—	—
Goldman Sachs International	(17,080,829)	11,620,605	5,460,224	—	—
JPMorgan Chase Bank, N.A.	(5,255,454)	5,255,454	—	—	—
Morgan Stanley Capital Services LLC	(4,162,558)	2,755,435	1,407,123	—	—
State Street Bank and Trust Company	(33,030)	—	—	—	(33,030)

	$(40,557,972)	$22,588,385	$7,986,722	$—	$(9,982,865)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

(1)	The Fund and each Subsidiary are subject to separate MNA with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$905,739,052	$1,881,316	$1,476,316	$909,096,684
Asset-Backed Securities	—	366,327,891	—	366,327,891
Convertible Bonds	—	2,982,205	—	2,982,205
Bank Debt	—	256,211,493	33,562,639	289,774,132
Corporate Bonds & Notes	—	405,581,974	1,570,317	407,152,291
Sovereign Debt	—	712,483,688	42,816,964	755,300,652
Mortgage-Backed Securities	—	1,025,983,197	—	1,025,983,197
U.S. Government Sponsored Agency Securities	—	14,910,144	—	14,910,144
Municipals	—	26,730,507	—	26,730,507
Exchange-Traded Funds	6,234,218	—	—	6,234,218
Warrants	11,146,771	—	—	11,146,771
Rights	165,000	—	—	165,000
Purchased Options	23,268,211	—	—	23,268,211
Subtotal	$946,553,252	$2,813,092,415	$79,426,236	$3,839,071,903
Investments Valued at NAV				269,472,309
Total Investments in Securities	$946,553,252	$2,813,092,415	$79,426,236	$4,108,544,212
Futures Contracts	6,619,090	—	—	6,619,090
Forward Foreign Currency Exchange Contracts	—	1,936,156	—	1,936,156
Centrally Cleared Credit Default Swaps	—	4,958,469	—	4,958,469
OTC Credit Default Swaps	—	3,694,297	—	3,694,297
OTC Total Return Swaps	—	19,670,877	1,452,969	21,123,846
Centrally Cleared Interest Rate Swaps	—	19,958,760	—	19,958,760
OTC Interest Rate Swaps	—	300,109	—	300,109
Total Assets	$953,172,342	$2,863,611,083	$80,879,205	$4,167,134,939

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short: Common Stock	$364,958,390	$—	$—	$364,958,390
Total Securities Sold Short	364,958,390	—	—	364,958,390
Unfunded Loan Commitment(a)	—	355	—	355
Options Written	20,895,198	—	—	20,895,198
Reverse Repurchase Agreements	—	386,246,970	—	386,246,970
Futures Contracts	4,692,113	—	—	4,692,113
Forward Foreign Currency Exchange Contracts	—	2,903,402	—	2,903,402
Centrally Cleared Credit Default Swaps	—	5,442,042	—	5,442,042
OTC Credit Default Swaps	—	11,056,751	—	11,056,751
OTC Total Return Swaps	—	26,453,667	62,333	26,516,000
Centrally Cleared Interest Rate Swaps	—	41,277,585	—	41,277,585
OTC Interest Rate Swaps	—	81,819	—	81,819
Total Liabilities	$390,545,701	$473,462,591	$62,333	$864,070,625

(a)	Represents unrealized appreciation (depreciation).

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated financial statements.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Credit- Driven(1)(2)	N/A	—	N/A	148,977,578	12 months	—	148,977,578

Event - Driven(3)(4)	20,820,649	—	N/A	9,616,416	12 months	110,878,315	120,494,731

(1)

The Credit-Driven strategy generally includes Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages and non-mortgage asset-backed securities.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

(2)	Investments are redeemable quarterly upon 30 - 60 days written notice.

(3)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(4)	Investments are redeemable semi-annually upon 60 - 90 days written notice.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stock	Bank Debt	Corporate Bonds & Notes	Sovereign Debt	OTC Total Return Swaps	Total
Balance as of March 31, 2020	$—	$164,166,827	$135,160	$91,747,567	$22,581	$256,072,135
Transfers In	—	202,925	—	—	—	202,925
Transfers Out	—	(96,473,745)	—	—	—	(96,473,745)
Purchases	920,795	6,670,846	1,412,000	—	—	9,003,641
Sales	—	(49,745,224)	—	(50,593,479)	—	(100,338,703)
Amortization	—	1,344,271	—	253,530	—	1,597,801
Net realized gain (loss)	—	(1,443,646)	—	18,584	—	(1,425,062)
Net change in unrealized appreciation (depreciation)	555,521	8,840,385	23,157	1,390,762	1,368,055	12,177,880

Balance as of September 30, 2020	$1,476,316	$33,562,639	$1,570,317	$42,816,964	$1,390,636	$80,816,872

Net change in unrealized appreciation (depreciation) related to investments still held as of September 30, 2020	$544,691	$3,743,118	$23,157	$608,321	$1,368,055	$6,287,342

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of September 30, 2020.

Assets	Fair Value at September 30, 2020	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Common Stock	$1,476,316	Broker-dealer Quotations	Indicative Bid	N/A
Bank Debt	33,562,639	Broker-dealer Quotations	Indicative Bid	N/A
Corporate Bonds & Notes	1,570,317	Broker-dealer Quotations	Indicative Bid	N/A
Sovereign Debt	42,816,964	Broker-dealer Quotations	Indicative Bid	N/A
OTC Total Return Swaps	1,390,636	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$80,816,872

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. During the six-months ended September 30, 2020, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries with whom the Distributor has an agreement for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that have entered into an arrangement approved by the Distributor to provide certain administrative services to investors in the Fund’s Class I Shares. Shareholders of Class I Shares may be subject to additional advisory, administrative, servicing, account-level or other fees in addition to those described in the Fund’s Prospectus, which are paid to financial intermediaries to support the additional services they may provide. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares may also be offered to employees, officers and directors/ trustees of the Investment Adviser, the Fund or their respective affiliates. In addition, Class Y Shares are offered for institutional investors and individuals who are clients of financial intermediaries, broker-dealers, financial institutions, or registered investment advisors that have entered into an arrangement approved by the Distributor and do not charge a fee to the Fund. The minimum investment in Class D Shares by an investor is $25,000, and the minimum subsequent investment in Class D Shares by an investor is $5,000. The minimum investment in Class I Shares by an investor is $1,000,000, and the minimum subsequent investment in Class I Shares by an investor is $200,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized), and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80% (annualized). During the six-months ended September 30, 2020, the Fund paid the Investment Adviser $55,309,624 in management fees. From this amount, the Investment Adviser paid $18,278,140 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 0.62% (annualized) of the Fund’s average daily net assets. The Investment Advisor paid $932,369 and $468,803 in sub-advisory fees with respect to the Fund to Blackstone Real Estate Special Situations Advisors L.L.C. and GSO / Blackstone Debt Funds Management LLC, respectively, both indirect wholly-owned subsidiaries of Blackstone and affiliates of the Investment Adviser, which amounted to 0.02% of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Distributor may pay all or a portion of the distribution and/or service fee to brokers, dealers, selling agents, other financial institutions, or other industry professionals (collectively, “intermediaries”) for distribution services, sales support services, personal services, and/or the maintenance of shareholder account services provided and related expenses incurred by such intermediaries. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”) (computed and applied on a monthly basis). Specified Expenses include all expenses incurred by the Fund with the exception of (i) distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (in each case as determined in the sole discretion of BAIA) (together, the “Excluded Expenses”).

To the extent the estimated annualized Specified Expenses for any month exceed the Total Expense Cap, the Investment Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

eliminate such excess. The Investment Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement at any time in its sole discretion after August 31, 2022 upon written notice to the Fund. The Fund has agreed to repay the amounts borne by the Investment Adviser under the Expense Limitation and Reimbursement Agreement within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect with respect to the Fund. The repayment may not raise the level of estimated annualized Specified Expenses in the month of repayment to exceed the Total Expense Cap or any other expense limitation agreement then in effect. During the six-months ended September 30, 2020, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At six-months ended September 30, 2020, the Fund does not have an amount payable to FINCO.

The Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Investment Adviser owns a non-controlling, minority interest in Arcesium.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. Blackstone Securities Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Fund manages counterparty risk by entering into agreements only with counterparties that it believes has the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The Fund’s Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Fund restricts exposure to credit and counterparty losses by entering into MNAs with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

At September 30, 2020, the Fund had counterparty concentration of credit risk primarily with State Street Bank and Trust Company, Morgan Stanley & Co. LLC, Morgan Stanley Capital Services LLC, Morgan Stanley & Co. International plc, Credit Suisse Securities (USA) LLC, Credit Suisse Securities (Europe) Limited and Credit Suisse International.

Foreign Investment Risk: The investments by the Fund in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in, require settlement in and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investment Funds are generally illiquid and some Investment Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Money Market Funds Risk: The investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, money market funds are exposed to market risk, credit risk and liquidity risk.

Additional risks associated with each type of investment are described within the respective security type notes. The Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury Obligations, U.S. Government Sponsored Agency Securities and other short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the six-months ended September 30, 2020 were as follows:

Purchases		Sales
Long-Term	U.S Government	Long-Term	U.S Government
$1,740,243,473	$864,592,169	$1,885,185,468	$2,752,323,447

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Code. The Fund has adopted a tax year-end of October 31, therefore the consolidated financial statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2019. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

As of September 30, 2020, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,066,825,559	$207,267,654	$(588,768,430)	$(381,500,776)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2020 (Unaudited)

12. Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $500,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 1.25% plus the One-Month USD LIBOR Rate per annum (1.40% at September 30, 2020). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than April 8, 2021, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the six-months ended September 30, 2020, the Fund made no borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries Shareholder Fee Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the six-months ended September 30, 2020. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. You may pay brokerage commissions on your purchases and sales of Class I or Class Y Shares of the Fund, which are not reflected in this example. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$1,102.20	$13.98	2.66%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,011.70	$13.38	2.66%

Class D
Actual	$1,000.00	$1,099.80	$15.33	2.92%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,010.40	$14.68	2.92%

Class Y
Actual	$1,000.00	$1,103.00	$13.56	2.58%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,012.10	$12.94	2.58%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries Supplemental Information

September 30, 2020

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund or the Investment Adviser (the “Independent Trustees”). The Trustees and the Fund’s officers are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Agreement and Declaration of Trust. All Trustees were elected by the initial shareholder of the Trust, except for Mr. Gilbert who was appointed to serve as Trustee by the Board.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund or to one or more Subsidiaries.

Discretionary Sub-Advisers:

•	Bayforest Capital Limited / G10 Capital Limited (effective June 10, 2020)
•	Bayview Asset Management, LLC
•	Blackstone Real Estate Special Situations Advisors L.L.C.
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	D.E. Shaw Investment Management, L.L.C.
•	Emso Asset Management Limited
•	Endeavour Capital Advisors Inc.
•	Good Hill Partners LP
•	GSO / Blackstone Debt Funds Management LLC
•	H2O AM LLP (Until May 31, 2020)
•	HealthCor Management, L.P.
•	IPM Informed Portfolio Management AB
•	Luminus Management, LLC (effective April 20, 2020)
•	Magnetar Asset Management LLC
•	Nephila Capital, Ltd.
•	NWI Management, L.P.
•	Sage Rock Capital Management LP
•	Shelter Growth Capital Partners LLC
•	TrailStone Commodity Trading US, LLC (effective August 24, 2020)
•	Two Sigma Advisers, LP
•	Waterfall Asset Management, LLC

Compensation for Trustees

Each of the Independent Trustees is paid by the Fund Complex (as defined below) at a rate of $150,000 per fiscal year in the aggregate for his or her services to the Fund Complex (including the Subsidiaries). Mr. Coates (a Trustee being treated as an “interested person” (as defined in the 1940 Act) of the Fund due to his employment by Envestnet, Inc., which conducts business with certain Investee Funds and may conduct business with the Investment Adviser and its affiliates in the future) is paid by the Fund Complex at a rate of $129,000 per fiscal year in the aggregate for his services to the Fund Complex (excluding the Subsidiaries). The Chairpersons of the Board and the Audit Committee are paid by the Fund Complex an additional $35,000 and $15,000, respectively, per fiscal year. These payments are allocated to the Fund and the other funds in the Fund Complex on the basis of assets under management. The Fund Complex pays for the

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2020

Trustees’ travel expenses related to Board meetings. The Trustees do not receive any pension or retirement benefits from the Fund Complex. In addition, the Fund also pays for a portion of the compensation for the Fund’s Chief Compliance Officer, James Hannigan. No other officers of the Fund received compensation from the Fund during the semi-annual period ended September 30, 2020. The following tables set forth information covering the total compensation payable by the Fund during the semi-annual period ended September 30, 2020 to the persons who served as Trustees and Officers of the Fund during such period.

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
John M. Brown	$92,500	$92,500
Peter M. Gilbert	$75,000	$75,000
Paul J. Lawler	$75,000	$75,000
Kristen M. Leopold	$82,500	$82,500

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation From the Fund	Total Compensation From Fund Complex[1]
Frank J. Coates	$64,500	$64,500
Peter Koffler	None	None

Name of Compensated Officer	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
James Hannigan	$200,000	$200,000

[1]

These amounts represent aggregate compensation for the services of each Trustee to each fund in the Fund Complex for which each Trustee serves as trustee and for which Mr. Hannigan serves as the Chief Compliance Officer. In addition to the Fund and its Subsidiaries, until liquidated on May 28, 2020 the “Fund Complex” included Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund. After May 28, 2020 and through the end of the September 30, 2020 semi-annual period, the “Fund Complex” consisted only of the Fund and its Subsidiaries.

Form N-PORT Filings

The Fund files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30, 2020 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2020

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held virtually on May 19, 2020, June 5, 2020, August 11-12, 2020, and September 30, 2020, the Board, including a majority of the Independent Trustees, considered and approved for the Fund (i) the continuation of certain investment sub-advisory agreements (“Continued Sub-Advisory Agreements”), (ii) certain amended and restated investment sub-advisory agreements or amendments to investment sub-advisory agreements (“Amended and Restated Sub-Advisory Agreements”), and (iii) certain new investment sub-advisory agreements (“New Sub-Advisory Agreements” and together with the Amended and Restated Sub-Advisory Agreements and Continued Sub-Advisory Agreements, the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the “Sub-Advisers”):

Continued Sub-Advisory Agreements (approved at May meeting)

•	Caspian Capital LP (“Caspian”)
•	Good Hill Partners LP (“Good Hill”)
•	Magnetar Asset Management LLC (“Magnetar”)
•	Two Sigma Advisors, LP (“Two Sigma”)

Amended and Restated Sub-Advisory Agreements (approved at May meeting)

•	D.E. Shaw Investment Management, L.L.C. (“D.E. Shaw”)
•	Endeavour Capital Advisors Inc. (“Endeavour”)
•	Luminus Management, LLC (“Luminus”)

New Sub-Advisory Agreements (approved at June meeting)

•	Bayforest Capital Limited and G10 Capital Limited (“Bayforest/G10”)

Continued Sub-Advisory Agreements (approved at August meeting)

•	Bayview Asset Management, LLC
•	D.E. Shaw
•	Emso Asset Management Limited (“Emso”)
•	IPM Informed Portfolio Management AB

Amended and Restated Sub-Advisory Agreements (approved at August meeting)

•	Endeavour
•	HealthCor Management, L.P. (“HealthCor”)
•	NWI Management, L.P. (“NWI”)

New Sub-Advisory Agreements (approved at August meeting)

•	Jasper Capital Hong Kong Limited[1] (“Jasper”)
•	Seiga Asset Management Limited[1] (“Seiga”)
•	TrailStone Commodity Trading US, LLC (“TrailStone”)

Amended and Restated Sub-Advisory Agreements (approved at September meeting)

•	Endeavour
•	Emso (amendment)

[1]	The sub-advisory agreements with Jasper and Seiga have not been executed as of the date of this Report.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2020

The Board held its May, June, August, and September 2020 meetings virtually by video conference due to the on-going COVID-19 pandemic and in reliance on the exemptive order from the SEC issued on March 13, 2020 (subsequently modified and extended on March 25, 2020 and June 19, 2020) providing temporary relief from the in person vote requirements of Section 15(c) of the 1940 Act and in compliance with the conditions therein. The Board noted that BAIA and the Fund additionally relied on an exemptive order from the SEC that permitted the Fund to hire, and make material amendments to sub-advisory agreements with, discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approve the new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Sub-Adviser.

The information the Board received in connection with the consideration of each Continued Sub-Advisory Agreement for each of the relevant Sub-Advisers generally included, among other things:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Sub-Adviser’s investment thesis, strategy, investment process, and portfolio construction; a risk evaluation; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of each Continued Sub-Advisory Agreement;

(2)	a sub-adviser “tear sheet,” which covered in greater detail the performance, returns, and investment exposure of each Sub-Adviser that had, presently or in the past, been allocated Fund assets; and
(3)

a completed sub-adviser 15(c) questionnaire, which provided each Sub-Adviser’s responses to the Independent Trustees’ request for information and addressed, among other things, general financial information; any material business dealings with Blackstone and the Fund’s service providers; the Sub-Adviser’s business plan for the Fund for the coming year; costs, fees, other benefits, and profitability (where provided); and risk management and regulatory compliance matters.

The information the Board received in connection with the consideration of each proposed New Sub-Advisory Agreement for each of the newly proposed Sub-Advisers generally include, among other things:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Sub-Adviser’s investment thesis, strategy, investment process, and portfolio construction; a risk evaluation; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the proposed New Sub-Advisory Agreement;

(2)

a completed sub-adviser 15(c) questionnaire, which provided each Sub-Adviser’s responses to the to the Independent Trustees’ requests for information and addressed, among other things, general financial information; any material business dealings with Blackstone and the Fund’s service providers; the Sub-Adviser’s business plan for the Fund for the coming year; costs, fees, other benefits, and profitability (where provided); and risk management and regulatory compliance matters; and

(3)	a copy of the Sub-Adviser’s compliance policies and procedures and code of ethics.

With respect to the Amended and Restated Sub-Advisory Agreements approved in May 2020 for D.E. Shaw, Endeavour, and Luminus, August 2020 for Endeavour, HealthCor, and NWI, and September 2020 for Emso and Endeavour, the Board reviewed the proposed amendments to each sub-advisory agreement and considered the amendments in light of the information provided in connection with the Board’s most recent

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2020

approval of the sub-advisory agreements, which occurred at the Board’s August 13-14, 2019 meeting for D.E. Shaw, and its February 20-21, 2020 meeting for Emso, Endeavour, HealthCor, Luminus, and NWI.

At the meetings, the Board and BAIA discussed the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with the Independent Trustees’ independent legal counsel to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the Fund Management Fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders.

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve the Continued Sub-Advisory Agreements, the New Sub-Advisory Agreements, and the Amended and Restated Sub-Advisory Agreements on the basis of the following factors, among others, for each Sub-Adviser:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser:

(1)	the Sub-Adviser’s personnel, operations, and, where available, financial condition;
(2)	the Sub-Adviser’s investment expertise and strengths;
(3)	the percentage of Fund assets that are or potentially would be allocated to the Sub-Adviser;
(4)

where applicable, the investment return on other assets that are managed by the Sub-Adviser and related investment risks or the potential investment return and related investment risks and the extent to which these matters might be relevant to the Sub-Adviser’s management of assets of the Fund;

(5)

the Sub-Adviser’s experience and performance managing hedge funds or other products and the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its strategy for hedge funds or other products;

(6)	where applicable, the Sub-Adviser’s experience and performance as a Sub-Adviser to the Fund since its inception or otherwise; and
(7)	the experience and depth of the Sub-Adviser’s portfolio management team in managing hedge funds or other products and its ability to manage risk.

The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of the existing Sub-Advisers. With respect to each Sub-Adviser that previously had been allocated a portion of the Fund’s assets, the Board considered information about the performance record of the Fund’s assets managed by the Sub-Adviser (net of trading expenses but gross of investment management fees and Fund operating expenses over various periods, including in many cases the year-to-date period, recent calendar month and year periods, and the inception-to-date period), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Sub-Advisers, the Sub-Adviser’s hedge fund strategy. In addition, for the existing Sub-Advisers, the Board considered information about performance risk measurements of the assets that are managed by the Sub-Adviser, the custom index, and, if applicable, the Sub-Adviser’s hedge fund

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2020

strategy, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the existing Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of providing reasonable investment performance to the Fund. It was noted that, because the new Sub-Advisers had not yet been appointed as sub-advisers to the Fund, there was no prior performance to consider with respect to the Fund.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed (i) each Sub-Adviser’s sub-advisory fee (and proposed sub-advisory fee in the case of Bayforest/G10, TrailStone, Jasper and Seiga) for managing the allocated Fund assets, including any fee breakpoints; (ii) each Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to each Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable.

The Board noted that the compensation paid to each Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fees that BAIA pays the Sub-Advisers based on allocations of Fund assets among the Sub-Advisers.

The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with each Sub-Adviser, including economies of scale and the current and proposed breakpoints in the sub-advisory fees for certain Sub-Advisers. The Board further noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels, although the Fund’s expenses were sufficiently limited at the time of the meetings such that the expense cap did not currently apply.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser may receive from the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders or BAIA. The Board noted that each Sub-Adviser benefited from its relationship with BAIA. The Board concluded that other ancillary or “fall out” benefits derived by

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2020

each Sub-Adviser from its relationship with BAIA or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Adviser’s Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Adviser’s Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Adviser’s Sub-Advisory Agreement in the future.

Conclusion

The Board, including a majority of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser provides (or is proposed to provide in the case of Bayforest/G10, TrailStone, Jasper, and Seiga) to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1 under the 1940 Act. The Board based its approval or continuation of each Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not as a result of any single controlling factor. The Board was assisted by the advice of independent legal counsel in approving each Sub-Adviser’s Sub-Advisory Agreement.

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Copies of this annual shareholder report are available upon request to prior shareholders of the Fund, without charge, by calling toll free 1-855-890-7725.

Blackstone

Rev January 2020

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Real Estate Income Trust, Inc., Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi- Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund, Blackstone / GSO Strategic Credit Fund, Blackstone / GSO Floating Rate Enhanced Income Fund and Blackstone / GSO Secured Lending Fund and Blackstone / GSO Floating Rate Enhanced Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎   affiliates from using your information to market to you sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.

Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Contact Us

If you have any questions or comments about this Privacy Notice, or if you would like us to update information we have about you or your preferences, please email us at PrivacyQueries@Blackstone.com or access our web form www.blackstone.com/privacy.

You also may write to:

The Blackstone Group Inc.

Attn: Legal & Compliance

345 Park Avenue

New York, NY 10154

Blackstone

GDPR PRIVACY STATEMENT

DATA PRIVACY NOTICE FOR INVESTORS

Why are you seeing this notice?

•

You may need to provide Personal Data to us as part of your investment into a fund or other investment vehicle (as applicable, the Fund) managed or advised by investment advisers that are subsidiaries of The Blackstone Group Inc. or its affiliates (and, where applicable, the general partner of the relevant Fund) (collectively, Blackstone).

•

We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates (including under applicable data protection laws). If this notice (the Data Privacy Notice) has been made available to you, you may have certain rights with respect to your Personal Data under applicable data protection laws (including as described in this Data Privacy Notice).

•

“Personal Data” has the meaning given to it under data protection laws that apply to our processing of your personal information, and includes any information that relates to, describes, identifies or can be used, directly or indirectly, to identify an individual (such as name, address, date of birth, personal identification numbers, sensitive personal information, and economic information).

•

We ask that investors promptly provide the information contained in this Data Privacy Notice to any individuals whose Personal Data they provide to the Fund or its affiliates in connection with ‘know your client’/anti-money laundering requests or otherwise.

Please read the information below carefully. It explains how and why Personal Data is processed by us.

Who is providing this notice?

Blackstone is committed to protecting and respecting your privacy. Blackstone is a global financial services firm with offices, operations and entities globally, including as described at this link: https://www.blackstone.com/privacy#appendixA.

•

For transparency, the Blackstone entities on whose behalf this privacy statement is made are: (i) the Fund; and (ii) where applicable, the Blackstone general partner and/or investment adviser of the relevant Fund, in each case, with which you contract, transact or otherwise share Personal Data (together, the Fund Parties).

•	Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.
•

Please consult your subscription documents, private placement memorandum or other offering documentation provided to you by or on behalf of the Fund Parties which will further specify the entities and contact details of the Fund Parties relevant to our relationship with you.

•

We welcome investors and their representatives to contact us if they have any queries with respect to the Fund Parties (in particular, which Fund Parties are relevant to their relationship with Blackstone). If you have any queries, our contact details are below.

When you provide us with your Personal Data, each Fund Party that decides how and why Personal Data is processed acts as a “data controller”. In simple terms, this means that the Fund Party makes certain decisions on how to use and protect your Personal Data – but only to the extent that we have informed you about the use or are otherwise permitted by law.

Where your Personal Data is processed by an entity controlled by, or under common control with, the Blackstone entity/ies managing a Fund for its own purposes, this entity will also be a data controller.

What Personal Data do we collect about you?

The types of Personal Data that we collect and share depends on the product or service you have with us and the nature of your investment.

The Personal Data collected about you will help us to provide you with a better service and facilitate our business relationship.

We may combine Personal Data that you provide to us with Personal Data that we collect from you, or about you from other sources, in some circumstances. This will include Personal Data collected in an online or offline context.

As a result of our relationship with you as an investor, in the past 12 months we may have collected Personal Data concerning you in the following categories:

a)

Identifiers (e.g., real name, alias, postal address, email address, social security or driver’s licence number, government ID, signature, telephone number, education, employment, employment history, financial information, including tax-related information/codes and bank account details, information used for monitoring and background checks to comply with laws and regulations, including ‘know your client’, anti-money laundering, and sanctions checks, and other contact information);

b)	Sensitive/protected characteristic information (e.g., age/date of birth, nationality, citizenship, country of residence, gender, and other information used to comply with laws and regulations);

c)

Commercial information (e.g., assets, income, transaction and investment history, accounts at other institutions, information concerning source of funds and any applicable restrictions on your investment such as political exposure or sanctions);

d)	Internet or other network activity (e.g., browsing or search history, information regarding interaction with an internet website, application, or advertisement, online identifiers such as cookies);

e)

Sensory and surveillance data (e.g., recordings of telephone calls where permitted or required by law, video surveillance recordings, and other records of your interactions with us or our service providers, including electronic communications);

f)	Professional or employment-related information (e.g., current or past job history); and

g)

Inferences drawn from other personal information (e.g., profiles reflecting preferences and trends, based on information such as assets, investment experience, risk tolerance, investment activity, and transaction history).

Where do we obtain your Personal Data?

We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

WHAT	HOW
1 Personal Data that you give us

•  from the forms and any associated documentation that you complete when subscribing for an investment, shares and/or opening an account with us. This can include information about your name, address, date of birth, passport details or other national identifier, driving licence, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s)

•  when you provide it to us in correspondence and conversations, including electronic communications such as email and telephone calls

•  when you make transactions with respect to the Fund

•  when you interact with our online platforms and websites (such as bxaccess.com)

•  when you purchase securities from us and/or tell us where to send money

•  from cookies, web beacons, and similar interactions when you or your devices access our sites

WHAT	HOW
2 Personal Data we obtain from others

We obtain Personal Data from:

•  publicly available and accessible directories and sources

•  bankruptcy registers

•  tax authorities, including those that are based outside the territory in which you are located or domiciled, including the Cayman Islands, the United Kingdom (UK) and the European Economic Area (EEA), if you are subject to tax in another jurisdiction

•  governmental and competent regulatory authorities to whom we have regulatory obligations

•  credit agencies

•  fraud prevention and detection agencies/organisations

•  transaction counterparties

Why do we process your Personal Data?

We may process or disclose your Personal Data for the following reasons:

WHY	HOW
1 Contract

It is necessary to perform our contract with you to:

•  administer, manage and set up your investor account(s) to allow you to purchase your holding (of shares) in our funds

•  meet the resulting contractual obligations we have to you

•  facilitate the continuation or termination of the contractual relationship between you and the Fund

•  facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

2 Compliance with law

It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject, in order to:

•  undertake our client and investor due diligence, and on-boarding checks

•  carry out verification, ‘know your client’, terrorist financing, sanctions, and anti-money laundering checks

•  verify the identity and addresses of our investors (and, if applicable, their beneficial owners)

•  comply with requests from regulatory, governmental, tax and law enforcement authorities

•  carry out surveillance and investigations

•  carry out audit checks

•  maintain statutory registers

•  prevent and detect fraud

•  comply with sanctions requirements

3 Legitimate interests

For our legitimate interests or those of a third party (such as a transaction counterparty or lender) to:

•  manage and administer your holding in any Funds in which you are invested, and any related accounts on an ongoing basis

•  assess and process any applications or requests made by you

•  open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund scheme

•  send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund scheme

•  address or investigate any complaints, claims, proceedings or disputes

•  provide you with, and inform you about, our investment products and services

•  monitor and improve our relationships with investors

•  comply with applicable regulatory obligations, including anti-money laundering, sanctions and ‘know your client’ checks

WHY	HOW

•  assist our transaction counterparties to comply with their regulatory and legal obligations (including anti-money laundering, ‘know your client’ and sanctions checks)

•  manage our risk and operations

•  comply with our accounting and tax reporting requirements

•  comply with our audit requirements

•  assist with internal compliance with our policies and processes

•  ensure appropriate group management and governance

•  keep our internal records

•  prepare reports on incidents/accidents

•  protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

•  analyse and manage commercial risks

•  seek professional advice, including legal advice

•  enable any actual or proposed assignee or transferee, participant or sub-participant of the partnership’s or Fund vehicles’ rights or obligations to evaluate proposed transactions

•  facilitate business asset transactions involving the Fund partnership or Fund-related vehicles

•  monitor communications to/from us using our systems

•  protect the security and integrity of our information technology systems

•  manage our financing arrangements with our financiers and financing transaction counterparties, including payment providers, intermediaries, and correspondent/agent banks

We only rely on these interests where we have considered that, on balance, the legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described at (3) above

We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with our regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.

Who we share your Personal Data with

Your Personal Data will be shared with:

WHO	WHY
Fund associates

We share your Personal Data with our associates, related parties and members of our group. This is:

•  to manage our relationship with you

•  for the legitimate interests of a third party in carrying out anti-money laundering and compliance checks required of them under applicable laws and regulations

•  for the purposes set out in this Data Privacy Notice

Fund Managers, Depositories, Administrators, Custodians, Investment Advisers

•  delivering the services you require

•  managing your investment

•  supporting and administering investment-related activities

•  complying with applicable investment, anti-money laundering and other laws and regulations

WHO	WHY
Tax Authorities

•  to comply with applicable laws and regulations

•  where required or requested by tax authorities in the territory in which you are located or domiciled (in particular, Cayman Island or UK/EEA tax authorities) who, in turn, may share your Personal Data with foreign tax authorities

•  where required or requested by foreign tax authorities, including outside of the territory in which you are located or domiciled (including outside the Cayman Islands or UK/EEA)

Service Providers

•  delivering and facilitating the services needed to support our business relationship with you

•  supporting and administering investment-related activities

•  where disclosure to the service provider is considered necessary to support Blackstone with the purposes described in section 5 of this Data Privacy Notice

Financing Counterparties, Lenders, Correspondent and Agent Banks

•  assisting these transaction counterparties with regulatory checks, such as ‘know your client’, and anti-money laundering procedures

•  sourcing credit for Fund-related entities in the course of our transactions and fund life cycles

Our lawyers, auditors and other professional Advisors	• providing you with investment-related services • to comply with applicable legal and regulatory requirements

In exceptional circumstances, we will share your Personal Data with:

•	competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory; and
•	other organisations and agencies – where we are required to do so by law.

For California residents, in the preceding 12 months, we may have disclosed Personal Data listed in any of the categories in section 3 above for a business purpose (in particular, as described in this section).

We have not sold Personal Data in the 12 months preceding the date of this Data Privacy Notice.

Do you have to provide us with this Personal Data?

Where we collect Personal Data from you, we will indicate if:

•	provision of the Personal Data is necessary for our compliance with a legal obligation; or
•	it is purely voluntary and there are no implications for you if you do not wish to provide us with it.

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes. Some of the Personal Data that we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

Sending your Personal Data internationally

We will transfer your Personal Data between different countries to our affiliates and group members, members of the Fund’s partnership, transaction counterparties, and third party service providers. These countries may not have similarly strict data protection and privacy laws, and will include those countries in which our affiliates and service providers operate (and may include, for example, transfers from the UK/EEA or Cayman Islands to a jurisdiction outside of such territory).

Where we transfer Personal Data to other members of our group, our service providers or another third party recipient from one country to another, we will ensure that our arrangements with them are governed by data transfer agreements or appropriate safeguards, designed to ensure that your Personal Data is protected as required under applicable data protection law (including, where appropriate, under an agreement on terms approved for this purpose by the European Commission or by obtaining your consent).

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see below for our contact details.

Consent – and your right to withdraw it

We do not generally rely on obtaining your consent to process your Personal Data. If we do, you have the right to withdraw this consent at any time. Please contact us or send us an email at PrivacyQueries@Blackstone.com at any time if you wish to do so.

Retention and deletion of your Personal Data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations or, where longer, such longer period as is required or permitted by law or regulatory obligations which apply to us. We will generally:

•	retain Personal Data about you throughout the life cycle of any investment you are involved in; and
•	retain some Personal Data after your relationship with us ends.

As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be an investor in any fund and there is no longer any legal/regulatory requirement, or business purpose, for retaining your Personal Data.

Your rights

You may, subject to certain limitations, have data protection rights depending on the data protection laws that apply to our processing of your Personal Data, including the right to:

•

access your Personal Data, and some related information, including the purpose for processing the Personal Data, the categories of recipients of that Personal Data to the extent that it has been transferred internationally, and, where the Personal Data has not been collected directly from you, the source (the category information)

•	restrict the use of your Personal Data in certain circumstances
•	have incomplete or inaccurate Personal Data corrected
•	ask us to stop processing your Personal Data
•	require us to delete your Personal Data in some limited circumstances

You also have the right in some circumstances to request us to “port” your Personal Data in a portable, re-usable format to other organisations (where this is possible).

California residents may also request certain information about our disclosure of Personal Data during the prior year, including category information (as defined above).

We review and verify requests to protect your Personal Data, and will action data protection requests fairly and in accordance with applicable data protection laws and principles.

If you wish to exercise any of these rights, please contact us (details below).

From 25 May 2018, you also have the right in some circumstances to request for us to “port” your Personal Data in a portable, re-usable format to other organisations (where this is possible).

Concerns or queries

We take your concerns very seriously. We encourage you to bring it to our attention if you have any concerns about our processing of your Personal Data. This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Our contact details are below.

Please also contact us via any of the below contact methods if you have a disability and require an alternative format of this Data Privacy Notice.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. In particular:

Country	Supervisory Authority
Cayman Islands	Cayman Islands Ombudsman (available at: https://ombudsman.ky)
European Union	A list of the EU data protection authorities and contact details is available by clicking this link: http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080
United Kingdom	Information Commissioner’s Office (available at: https://ico.org.uk/global/ contact-us/)

Contact us

Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you.

Contact us by email or access our web form at PrivacyQueries@Blackstone.com.

Contact us in writing using this address:

Address	For EU/UK related queries: 40 Berkeley Square, London, W1J 5AL, United Kingdom All other queries: The Blackstone Group Inc. Attn: Legal & Compliance 345 Park Avenue, New York, NY 10154

Changes to this Data Privacy Notice

We keep this Data Privacy Notice under regular review. Please check regularly for any updates at our investor portal (www.bxaccess.com).

This Data Privacy Notice was last updated in January 2020.

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

James Hannigan, Chief Legal Officer and Chief Compliance Officer

Natasha Kulkarni, Secretary

Charmagne Kukulka, Interim Secretary

Sherilene Sibadan, Anti-Money

Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.bxmix.com. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a) (1)	Not applicable to this semi-annual report.

(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 30, 2020

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date	November 30, 2020